           As filed with the Securities and Exchange Commission on April 1, 2014

                                            1933 Act Registration No. 333-125790

                                             1940 Act Registration No. 811-09241

                                                              CIK No. 0001080299
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 26

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 58

             Lincoln Life Flexible Premium Variable Life Account S
                           (Exact Name of Registrant)

                          Lincoln Corporate Variable 5
                        Lincoln Corporate Commitment VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                                  Adam Ciongli
                  The Lincoln National Life Insurance Company
                         150 North Radnor Chester Road
                                Radnor, PA 19087
                    (Name and Address of Agent for Service)

                                    Copy To:
                                John L. Reizian
                  The Lincoln National Life Insurance Company
                               350 Church Street
                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:
  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
                 Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2013 was filed March 26, 2014.

It is proposed that this filing will become effective:
/ /  immediately upon filing pursuant to paragraph (b)
/X/  on May 1, 2014 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be October 18, 2013.

         SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUSES DATED MAY 1, 2014

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
  PRODUCTS: VUL(CV)-IV, VUL(DB)-IV, ASSETEDGE(SM) VUL, ASSETEDGE(SM) EXEC VUL

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
                  PRODUCTS: SVUL-IV, PRESERVATIONEDGE(SM) SVUL

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
                PRODUCTS: LCV5, LINCOLN CORPORATE COMMITMENT VUL

             ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy. A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement. Except as amended by this supplement, all information in your product prospectus applies. The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUND, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

    -  M CAPITAL APPRECIATION FUND: Maximum capital appreciation.
       (Subadvised by Frontier Capital Management Company LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    - M INTERNATIONAL EQUITY FUND: Long-term capital appreciation. (Subadvised by Northern Cross, LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    -  M LARGE CAP GROWTH FUND: Long-term capital appreciation.
       (Subadvised by DSM Capital Partners, LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    -  M Large Cap Value Fund: Long-term capital appreciation.
       (Subadvised by AJO, LP)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

Lincoln Life Flexible Premium Variable Life Account S
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, IN 46802
(800) 454-6265

Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------

     This prospectus describes Lincoln Corporate Variable 5, a flexible premium variable life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "We", "Us", "Our"). This corporate-owned Policy provides for a death benefit on an employee or other individual in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.



     The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state-specific features. Please check with your financial advisor regarding their availability.



     You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S, established on November 2, 1998 ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund offered by the following fund families. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which is furnished with this prospectus.

                  o AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                  o AllianceBernstein Variable Products Series Fund

                  o American Century Variable Portfolios, Inc.

                  o American Century Variable Portfolios II, Inc.

                  o American Funds Insurance Series (Reg. TM)

                  o BlackRock Variable Series Funds, Inc.

                  o Delaware VIP (Reg. TM) Trust

                  o DWS Investments VIT Funds

                  o DWS Variable Series II

                  o Fidelity (Reg. TM) Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Goldman Sachs Variable Insurance Trust

                  o Janus Aspen Series

                  o JPMorgan Insurance Trust


                  o Legg Mason Partners Variable Equity Trust


                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance TrustSM

                  o Neuberger Berman Advisers Management Trust

                  o PIMCO Variable Insurance Trust

                  o T. Rowe Price Equity Series, Inc.


                  o Wells Fargo Variable Trust

     Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



     Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Glossary, if one is provided, at the back of the prospectus.


     To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This Policy may not be available in all states, and this prospectus only offers the Policy for sale in jurisdictions where such offer and sale are lawful.



                         Prospectus Dated: May 1, 2014

                               Table of Contents






Contents                                              Page
------------------------------------------------      -----
POLICY SUMMARY..................................         3
    Benefits of Your Policy.....................         3
    Risks of Your Policy........................         3
    Charges and Fees............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT...........................         8
    Fund Participation Agreements...............         9
    Distribution of the Policies and
      Compensation..............................         9
    Sub-Accounts and Funds......................        10
    Sub-Account Availability and Substitution of
      Funds.....................................        18
    Voting Rights...............................        19
POLICY CHARGES AND FEES.........................        19
    Premium Load; Net Premium Payment...........        20
    Surrender Charges...........................        20
    Partial Surrender Fee.......................        20
    Transfer Fee................................        21
    Mortality and Expense Risk Charge...........        21
    Cost of Insurance Charge....................        21
    Administrative Fee..........................        21
    Policy Loan Interest........................        22
    Rider Charges...............................        22
    Case Exceptions.............................        22
YOUR INSURANCE POLICY...........................        22
    Application.................................        24
    Owner.......................................        24
    Right to Examine Period.....................        24
    Initial Specified Amount....................        25
    Transfers...................................        25
    Market Timing...............................        26
    Dollar Cost Averaging.......................        27
    Automatic Rebalancing.......................        28
    Riders......................................        28
    Continuation of Coverage....................        35


Contents                                              Page
------------------------------------------------      -----
    Paid-Up Nonforfeiture Option................        35
    Coverage Beyond Maturity....................        36
    Termination of Coverage.....................        36
    State Regulation............................        36
PREMIUMS........................................        36
    Allocation of Net Premium Payments..........        37
    Planned Premiums; Additional Premiums.......        37
    Life Insurance Qualification................        37
    Policy Values...............................        38
DEATH BENEFITS..................................        39
    Death Benefit Options.......................        39
    Changes to the Initial Specified Amount and
      Death Benefit Options.....................        40
    Death Benefit Proceeds......................        40
POLICY SURRENDERS...............................        41
    Partial Surrender...........................        41
POLICY LOANS....................................        41
LAPSE AND REINSTATEMENT.........................        42
    Reinstatement of a Lapsed Policy............        43
TAX ISSUES......................................        43
    Taxation of Life Insurance Contracts in
      General...................................        43
    Policies That Are MECs......................        44
    Policies That Are Not MECs..................        45
    Other Considerations........................        45
    Fair Market Value of Your Policy............        47
    Tax Status of Lincoln Life..................        47
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS..................................        47
LEGAL PROCEEDINGS...............................        47
FINANCIAL STATEMENTS............................        48
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION........................        49
GLOSSARY OF TERMS...............................        50

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The Policy described in this prospectus is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. It is not meant to be used for speculation, arbitrage, viatical arrangements or other collective investment schemes. The Policy may not be traded on any stock exchange and is not intended to be sold on any secondary market. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance. Benefits of the Policy will be impacted by a number of factors discussed in this prospectus, including adverse investment performance and the amount and timing of Premium Payments.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the Policy currently generates no current taxable gain or loss. Any investment income and realized capital gains within a Sub-Account, or interest from the Fixed Account, is automatically reinvested without being taxed to the Owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your Policy or surrender all or a portion of your Policy. Your Policy can support a variety of personal and business financial planning needs.


Flexibility. The Policy is a flexible premium variable life insurance contract in which flexible Premium Payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment Sub-Account choices within your Policy. With the wide variety of investment Sub-Accounts available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. Premium Payments and policy values you choose to allocate to Sub-Accounts are used by us to purchase shares of funds which follow investment objectives similar to the investment objectives of the corresponding Sub-Account. Those funds are referred to in this prospectus as "Underlying Funds". You should refer to this prospectus and the prospectus for each Underlying Fund for comprehensive information on the Sub-Accounts and the funds. You may also allocate Premiums and policy values to the Fixed Account.




Risks of Your Policy


Fluctuating Investment Performance. Sub-Accounts and policy values in the Sub-Accounts are not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in this prospectus. A comprehensive discussion of each Underlying Fund's objective and risk is found in each Underlying Fund's prospectus. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value (may also be referred to in some riders as "Total Account Value") and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.

Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer all of the balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. Unlike assets held in the Company's Separate Account, of which the Sub-Accounts form a part, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. The general liabilities of the Company include obligations we assume under other types of insurance policies and financial products we sell and it is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. For more information, please see "Lincoln Life, The Separate Account and The General Account" and "Transfers" sections of this prospectus.

Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection. It is unsuitable for short-term goals and is not designed to serve as a vehicle for frequent trading.


Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount or if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. In addition, outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.

Decreasing Death Benefit. Outstanding Policy Loans or any amounts that you have surrendered will reduce your Policy's death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.


Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.

Tax Consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


Tax Treatment of Life Insurance Contracts. Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract ("MEC") whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.


Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy's qualification as life insurance or may have other tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning or surrendering your Policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.



Table I describes the fees and expenses that you will pay at the time you purchase your Policy, surrender your Policy, or transfer policy values between Sub-Accounts.




                      Table I: Transaction Fees
                                    When Charge               Amount
         Charge                     is Deducted              Deducted
 Maximum sales charge        When you pay a Premium.        5.0%.
 imposed on Premiums
 Maximum Premium Tax         When you pay a Premium.        5.0%1

                                                Table I: Transaction Fees
                                             When Charge                                       Amount
           Charge                            is Deducted                                      Deducted
 Deferred Acquisition Cost        When you pay a Premium.                1.0%
 (DAC) Tax
 Surrender Charge                 Upon Full Surrender of your            There is no charge for surrendering your Policy.
                                  Policy.
 Partial Surrender Fee            When you take a Partial                There is no charge for a Partial Surrender.
                                  Surrender of your Policy.
 Maximum Fund Transfer            Applied to any transfer request        $25
 Fee                              in excess of 24 made during
                                  any Policy Year.


     1 Charges range from 0.0% to 5.0%, depending on the state of issue.


Table II describes the fees and expenses that you will pay periodically during the time that you own your Policy, not including the fund operating expenses shown in Table III.



                   Table II: Periodic Charges Other Than Fund Operating Expenses
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Cost of Insurance*             Monthly
  Maximum and                                      The monthly cost of insurance rates for standard
  Minimum Charge                                   issue individuals ranges from a guaranteed
                                                   maximum of $83.33 per $1,000 per month to a
                                                   guaranteed minimum of $0.00 per $1,000 per
                                                   month of Net Amount at Risk.

                                                   Individuals with a higher mortality risk than
                                                   standard issue individuals can be charged from
                                                   125% to 800% of the standard rate.
  Charge for a                                     For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                           maximum monthly cost of insurance rate is
                                                   $0.38 per $1,000 of Net Amount at Risk.
 Mortality and Expense          Monthly            Monthly charge as a percentage of the value of
 Risk Charge ("M&E")                               the Sub-Accounts, guaranteed at a maximum
                                                   effective annual rate of 0.50%.
 Administrative Fee*            Monthly            A maximum flat fee of $10 per month in all
                                                   years.
  Maximum and                                      There is an additional monthly charge ranging
  Minimum Charge                                   from a maximum of $0.17 per $1,000 of
                                                   Specified Amount to a minimum of $0.00 per
                                                   $1,000 of Specified Amount.
  Charge for a                                     For a male, age 45, the maximum additional
  Representative Insured                           monthly charge is $0.06 per $1,000 of Specified
                                                   Amount.

                Table II: Periodic Charges Other Than Fund Operating Expenses
                              When Charge                           Amount
         Charge               is Deducted                          Deducted
 Policy Loan Interest        Annually           The greater of 3.5%, or Moody's Investors
                                                Service, Inc. Corporate Bond Yield Average -
                                                Monthly Average Corporates for the calendar
                                                month which ends two months prior to the
                                                Policy Anniversary.





              Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                  When Charge                             Amount
           Charge                 is Deducted                            Deducted
 Rider Charges                                      Individualized based on optional Rider(s)
                                                    selected.
 Term Insurance Rider*           Monthly
  Maximum and                                       The monthly cost of insurance rates for standard
  Minimum Charge                                    issue individuals ranges from a guaranteed
                                                    maximum of $83.33 per $1,000 per month to a
                                                    guaranteed minimum of $0.00 per $1,000 per
                                                    month of Net Amount at Risk.

                                                    Individuals with higher mortality risk than
                                                    standard issue individuals can be charged from
                                                    125% to 800% of the standard rate.
  Charge for a                                      For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                            maximum monthly cost of insurance rate is
                                                    $0.38 per $1,000 of Net Amount at Risk.
  Alternative Policy Loan        N/A                There is no charge for this rider.
  Rider
  Enhanced Surrender             N/A                There is no charge for this rider.
  Value Rider
  Adjustable Benefit             N/A                There is no charge for this rider.
  Enhancement Rider
  Change of Insured              N/A                There is no charge for this rider.
  Rider


  * These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.



Table III shows the annual fund fees and expenses that are deducted daily from the Underlying Funds in which your Sub-Account invests. The table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time you own your Policy. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


These fees and expenses may change at any time.

 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Maximum        Minimum
 Total management fees, distribution and/or service        1.87% 2         0.23%
 (12b-1) fees, and other expenses.



  2 The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Underlying Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.66%. These waivers and reductions generally extend through April 30, 2015 but may be terminated at any time by the Underlying Fund. Refer to the Underlying Fund's prospectus for specific information on any waivers or reductions in effect. The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the Underlying Funds which operate as Fund of Funds. Refer to such Underlying Fund's prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by it, if any. In addition, certain Underlying Funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("Redemption Fees") not reflected in the table above. As of the date of this prospectus, none have done so. Redemption Fees are discussed in the Market Timing section of this prospectus and further information about Redemption Fees is contained in the prospectus for such Underlying Fund, copies of which accompany this prospectus or may be obtained by calling 1-877-533-0117.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

The Lincoln National Life Insurance Company (Lincoln Life, the Company, we, us, our) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation
(LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under "How to Obtain More Information." Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.


The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "SEC" or the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "Separate Account." We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.

You may also allocate your Premium Payments and policy values in whole or in part to the Fixed Account ("Fixed Account"). In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claims payments.


State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.LincolnFinancial.com.



Fund Participation Agreements


In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, we must perform certain administrative services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0.00% and 0.49% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund's advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/ or certain affiliates amounts to participate in sales meetings. This compensation may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lincoln Variable Insurance Products Trust, PIMCO Variable Insurance Trust and Wells Fargo Variable Trust.

Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund's average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.




Distribution of the Policies and Compensation

The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company's Principal Underwriter, Lincoln Financial Distributors, Inc. ("LFD"). The Company's affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Services Corporation (collectively, "LFN"), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.


The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and 20% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on accumulation value.


In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and "non-cash compensation." "Non-cash compensation", as defined under FINRA's rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.

Broker-dealers or their affiliates may be paid additional amounts for: (1) "preferred product" treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.


Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.




Sub-Accounts and Funds

The variable investment options in the Policy are Sub-Accounts of the Separate Account. Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.


We create Sub-Accounts and select the Underlying Funds based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional purchase payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the factors and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.


Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Underlying Fund in rising equity markets relative to other Underlying Funds. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Underlying Fund prospectus.

Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contractholders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.


There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund's prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.

Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.


The Underlying Funds and their investment advisors/subadvisors and objectives are listed below. Comprehensive information on each Underlying Fund, its objectives and past performance may be found in that Underlying Fund's prospectus or summary prospectus. Prospectuses for each of the Underlying Funds listed below accompany this prospectus and are available by calling 1-877-533-0117 or by referring to the contact information provided by the Underlying Fund's on the cover page of its summary prospectus.



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


      o Invesco V.I. Growth and Income Fund (Series I Shares): Long-term growth of capital and income.
       This fund will be closed as of May 31, 2014. Consult your financial advisor.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
       L.P.


      o AllianceBernstein VPS Global Thematic Growth Portfolio (Class A):
Long-term growth of capital.


      o AllianceBernstein VPS Growth and Income Portfolio (Class A): Long-term growth of capital.

       This fund is available only to existing Cases as of May 2, 2011. Consult your financial advisor.


      o AllianceBernstein VPS International Value Portfolio (Class A):
       Long-term growth of capital.

       This fund is available only to existing Cases as of May 1, 2012. Consult your financial advisor.


      o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A):
       Long-term growth of capital.

American Century Variable Portfolios, Inc., advised by American Century
      Investment Management, Inc.

      o Income and Growth Fund (Class I): Capital growth; income is a secondary consideration.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.


      o International Fund (Class I): Capital growth.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.



American Century Variable Portfolios II, Inc., advised by American Century
      Investment Management, Inc.

      o Inflation Protection Fund (Class II): Long-term total return using a strategy that seeks to protect against U.S. inflation.

       This fund is available only to existing Cases as of May 17, 2010. Consult your financial advisor.



American Funds Insurance Series (Reg. TM), advised by Capital Research and
      Management Company.


      o Bond Fund (Class 2): To provide as high a level of current income as is consistent with the preservation of capital.


      o Global Growth Fund (Class 2): Long-term growth of capital.

      o Global Small Capitalization Fund (Class 2): Long-term capital growth.

      o Growth Fund (Class 2): Capital growth.

      o Growth-Income Fund (Class 2): Long-term growth of capital and income.

      o High-Income Bond Fund (Class 2): To provide investors with a high level of current income; capital appreciation is the secondary consideration.

      o International Fund (Class 2): Long-term growth of capital.


      o U.S. Government/AAA-Rated Securities Fund (Class 2): To provide a high level of current income consistent with preservation of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC


      o Equity Dividend V.I. Fund (Class I): Long-term total return and current income.


      o Global Allocation V.I. Fund (Class I): High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company.*

      o Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.

      o Emerging Markets Series (Standard Class): Long-term capital appreciation.

      o High Yield Series (Standard Class): Total return and, as a secondary objective, high current income.

       This fund is available only to existing Cases as of May 17, 2010. Consult your financial advisor.


      o Limited-Term Diversified Income Series (Standard Class): Maximum total return, consistent with reasonable risk.

      o REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.

      o Small Cap Value Series (Standard Class): Capital appreciation.

      o Smid Cap Growth Series (Standard Class): Long-term capital appreciation.

      o U. S. Growth Series (Standard Class): Long-term capital appreciation.

      o Value Series (Standard Class): Long-term capital appreciation.

DWS Investments VIT Funds, advised by Deutsche Investment Management Americas Inc. and subadvised by Northern Trust Investments, Inc.

      o DWS Equity 500 Index VIP (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg.
       TM) Index"), which emphasizes stocks of large US companies.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.


      o DWS Small Cap Index VIP (Class A): to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.



DWS Variable Series II, advised by Deutsche Investment Management Americas Inc. and subadvised by RREEF America L.L.C.

      o DWS Alternative Asset Allocation VIP Portfolio (Class A)(2): Capital appreciation.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management & Research Company and subadvised by FMR Co., Inc.

      o Asset Manager Portfolio (Service Class): High total return.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.

      o Contrafund (Reg. TM) Portfolio (Service Class): Long-term capital appreciation.

      o Freedom 2020 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2030 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2040 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2050 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom Income PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.


      o Growth Portfolio (Service Class): To achieve capital appreciation.


      o Investment Grade Bond Portfolio (Service Class): As high a level of current income as is consistent with the preservation of capital.


      o Mid Cap Portfolio (Service Class): Long-term growth of capital.

      o Overseas Portfolio (Service Class): Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund, the Franklin U.S. Government Fund, and the Templeton Global Bond Securities Fund, by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.


      o Franklin Income VIP Fund (Class 1): To maximize income while maintaining prospects for capital appreciation.
       (formerly Franklin Income Securities Fund)

      o Franklin Mutual Shares VIP Fund (Class 1): Capital appreciation; income is a secondary consideration.
       (formerly Mutual Shares Securities Fund)

      o Franklin Rising Dividends VIP Fund (Class1): Long-term capital appreciation; preservation of capital is also an important consideration.
       (formerly Franklin Rising Dividends Securities Fund)

      o Franklin Small Cap Value VIP Fund (Class 2): Long-term total return. (formerly Franklin Small Cap Value Securities Fund)

      o Franklin Small-Mid Cap Growth VIP Fund (Class 1): Long-term capital growth.
       (formerly Franklin Small-Mid Cap Growth Securities Fund)

      o Franklin U.S. Government Securities VIP Fund (Class 1): Income. (formerly Franklin U.S. Government Fund)

      o Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
       (formerly Templeton Global Bond Securities Fund)

      o Templeton Growth VIP Fund (Class 1): Long-term capital growth.

       (Subadvised by Templeton Asset Management Ltd.)

       (formerly Templeton Growth Securities Fund)
       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.



Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset
      Management, L.P.


      o Goldman Sachs VIT Global Markets Navigator Fund (Service Shares): To seek to achieve investment results that approximate the GS Global Markets Navigator Index (Reg. TM).
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o Goldman Sachs VIT Mid Cap Value Fund (Service Shares): Long-term capital appreciation.


Janus Aspen Series, advised by Janus Capital Management LLC.

      o Flexible Bond Portfolio (Service Shares): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.



JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.


      o JPMorgan JPMIT Core Bond Portfolio (Class1): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund
       Advisor, LLC.

      o ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.
       (Subadvised by ClearBridge Investments, LLC)

      o ClearBridge Variable Small Cap Growth Portfolio (Class I): Long-term growth of capital.
       (Subadvised by ClearBridge Investments, LLC)



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
       Advisors Corporation.


      o LVIP AQR Enhanced Global Strategies Fund (Standard Class): Long-term growth of capital.
       (Subadvised by AQR Capital Management, LLC)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
       (Subadvised by BAMCO, Inc.)

      o LVIP Baron Growth Opportunities Fund (Standard Class): Capital appreciation.
       (Subadvised by BAMCO, Inc.)

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.

      o LVIP BlackRock Emerging Markets RPM Fund (Standard Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.


      o LVIP BlackRock Equity Dividend RPM Fund (Standard Class): Reasonable income by investing primarily in income-producing equity securities.

       (Subadvised by BlackRock Investment Management LLC)


      o LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
       (Subadvised by BlackRock Financial Management, Inc.)


      o LVIP BlackRock Multi-Asset Income Fund (Standard Class): To maximize current income; capital appreciation is a secondary objective. (Subadvised by BlackRock Investment Management LLC)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Capital Growth Fund (Standard Class): Capital growth. (Subadvised by Wellington Management Company, LLP)

      o LVIP Clarion Global Real Estate Fund (Standard Class): Total return through a combination of current income and long-term capital appreciation.

       (Subadvised by CBRE CLARION SECURITIES LLC)

      o LVIP Columbia Small-Mid Cap Growth RPM Fund (Standard Class): Capital appreciation.
       (Subadvised by Columbia Management Investment Advisers, LLC)


      o LVIP Delaware Bond Fund (Standard Class): Maximum current income (yield) consistent with a prudent investment strategy.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Diversified Floating Rate Fund (Standard Class): Total return.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Standard Class): Long-term capital growth.
       (Subadvised by Delaware Management Company)*

       This fund is available only to existing Cases as of May 18, 2009. Consult your financial advisor.


      o LVIP Delaware Growth and Income Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Social Awareness Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Special Opportunities Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*


      o LVIP Dimensional Non-U.S. Equity RPM Fund (Standard Class)(2):
       Long-term capital appreciation.

      o LVIP Dimensional U.S. Equity RPM Fund (Standard Class)(2): Long-term capital appreciation.


      o LVIP Dimensional/Vanguard Total Bond Fund (Standard Class): Total return consistent with the preservation of capital.


      o LVIP Franklin Templeton Multi-Asset Opportunities Fund (Standard Class): Long-term growth of capital.
       (Subadvised by Franklin Advisers)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Global Income Fund (Standard Class): Current income consistent with preservation of capital.
       (Subadvised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)


      o LVIP Goldman Sachs Income Builder Fund (Standard Class): To seek a balance of current income and capital appreciation.

       (Subadvised by Goldman Sachs Asset Management, L.P.)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.

       (Subadvised by J.P. Morgan Investment Management Inc.)


      o LVIP JPMorgan Mid Cap Value RPM Fund (Standard Class): Long-term capital appreciation.

       (Subadvised by J.P. Morgan Investment Management Inc.)

      o LVIP Managed Risk Profile 2010 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2020 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2030 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2040 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2050 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile Conservative Fund (Standard Class)(2): A high level of current income with some consideration given to growth of capital.

      o LVIP Managed Risk Profile Growth Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP Managed Risk Profile Moderate Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


      o LVIP MFS International Growth Fund (Standard Class): Long-term capital appreciation.
       (Subadvised by Massachusetts Financial Services Company)

      o LVIP MFS Value Fund (Standard Class): Capital appreciation. (Subadvised by Massachusetts Financial Services Company)

      o LVIP Mid-Cap Value Fund (Standard Class): Long-term capital appreciation.
       (Subadvised by Wellington Management Company, LLP)

      o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
       (Subadvised by Mondrian Investment Partners Limited)

      o LVIP Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
       (Subadvised by Delaware Management Company)


      o LVIP Multi-Manager Global Equity RPM Fund (Standard Class)(2):
       Long-term growth of capital.
       This fund will be available on or about May 1, 2014. Consult your financial advisor.

      o LVIP PIMCO Low Duration Bond Fund (Standard Class): To seek a high level of current income consistent with preservation of capital. (Subadvised by PIMCO Investment Management Company)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP SSgA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Conservative Index Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.

      o LVIP SSgA Conservative Structured Allocation Fund (Standard Class)(2):
       A high level of current income, with some consideration given to growth of capital.

      o LVIP SSgA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Global Tactical Allocation RPM Fund (Standard Class)(2):
       Long-term growth of capital.

       (Subadvised by SSgA Funds Management, Inc.)


      o LVIP SSgA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Moderate Index Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA Moderate Structured Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

      o LVIP SSgA Moderately Aggressive Index Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA S&P 500 Index Fund (Standard Class)(1): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
       (Subadvised by SSgA Funds Management, Inc.)


      o LVIP SSgA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small U.S. companies.

       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term capital growth.
       (Subadvised by T. Rowe Price Associates, Inc.)

      o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
       (Subadvised by T. Rowe Price Associates, Inc.)

      o LVIP Templeton Growth RPM Fund (Standard Class): Long-term capital growth.

       (Subadvised by Templeton Investment Counsel, LLC)


      o LVIP UBS Large Cap Growth RPM Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.

       (Subadvised by UBS Global Asset Management (Americas) Inc.)


      o LVIP Vanguard Domestic Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.


      o LVIP Vanguard International Equity ETF Fund (Standard Class)(2):
      Long-term capital appreciation.

MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
      Services Company

      o Growth Series (Initial Class): Capital appreciation.


      o New Discovery Series (Initial Class): Capital appreciation.


      o Total Return Series (Initial Class): Total return.

      o Utilities Series (Initial Class): Total return.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC


      o Mid-Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is available only to existing Cases as of May 21, 2007.
      Consult your financial advisor.


      o Mid-Cap Growth Portfolio (I Class): Growth of capital.

       This fund is available only to existing Cases as of May 21, 2007. Consult your financial advisor.



PIMCO Variable Insurance Trust, advised by PIMCO

      o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Administrative Class): Maximum real return.


      o PIMCO VIT Total Return Portfolio (Administrative Class): Maximum total return, consistent with preservation of capital and prudent investment management.



T. Rowe Price Equity Series, Inc., advised by T. Rowe Price Associates, Inc.

      o T. Rowe Price Equity Income Portfolio: To provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.



Wells Fargo Variable Trust, advised by Wells Fargo Funds Management, LLC.

      o Wells Fargo Advantage (Reg. TM) VT Discovery Fund (Class 2): Long-term capital appreciation.
       (Subadvised by Wells Capital Management, Inc.)


  * Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

  (1) "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

  (2) These are "Fund of Funds" and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.



Sub-Account Availability and Substitution of Funds


Lincoln Life may close Sub-Accounts and may seek to substitute shares of other funds as the Underlying Fund in which a Sub-Account invests if:


1) the shares of any Underlying Fund should no longer be available for investment by the Separate Account; or

2) the Sub-Account has not attracted significant Owner allocations; or

3) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your Policy as required to reflect any withdrawal or substitution of Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced.




Voting Rights


The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.

Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Owner provide their voting instructions to the Company. Even though Owners may choose not to provide voting instruction, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instruction will be voted by the Company in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.



POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

The current charges for Premium Load and mortality and expense risk vary by specific criteria of your Policy. These criteria include:

o the initial policy Premium, and the total Premiums expected to be paid,
o total assets under management with the Company,

o the purpose for which the Policies are being purchased,
o the level of plan administration services required.

Differences in charges will not be unfairly discriminatory to any Owners. Specific charges are shown on the Policy Specifications page.

In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses are incurred by the Underlying Funds (including 12b-1 fees for Class 2 shares and other expenses) and are deducted from Underlying Fund assets. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund's prospectus.

The Monthly Deductions, including the Cost of Insurance Charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account unless you or the Company agree otherwise. The Monthly Deductions are made on the "Monthly Anniversary Day," which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Deduction Day is non-existent for that month, or is not a Valuation Day, then the Monthly Deduction Day is the next Valuation Day.


If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment


We deduct a portion from each Premium Payment. This amount, referred to as "Premium Load," covers a portion of the sales expenses incurred by the Company and certain policy-related state and federal tax liabilities. The Premium Payment, after deduction of the Premium Load, is called the "Net Premium Payment." Target Premium is based on the maximum annual Premium allowed under the Internal Revenue Code for a policy which is not a MEC, providing a death benefit equal to the Specified Amount and paying seven level, annual Premiums. See the Tax Issues section later in this prospectus. The Target Premium is shown in the Policy Specifications.


Sales Charge.  The current sales charge ranges are:


                     Portion of Premium        Portion of Premium
                         Paid up to            Paid greater than
 Policy Years          Target Premium            Target Premium
--------------      --------------------      -------------------
       1                   3.5%                      0.5%
       2                   3.0%                      0.5%
       3                   2.0%                      0.5%
      4-7                  1.0%                      0.5%
      8+                   0.5%                      0.5%

The sales charge is guaranteed to be no higher than 5.0% of the total Premium paid in any Policy Year.

Premium Tax. We deduct an explicit premium tax equal to state and municipal premium tax from each Premium Payment. The tax ranges from 0% to 5% depending upon the state of issue.


Deferred Acquisition Cost (DAC) Tax. We deduct a 1.0% charge from each Premium Payment to help offset the company's tax liability associated with the Policy's acquisition costs.


For the purpose of calculating current and maximum Premium Loads, an increase in Specified Amount is treated as a newly issued policy.



Surrender Charges

There are no Surrender Charges for your Policy.



Partial Surrender Fee

There is no Surrender Charge or Administrative Fee imposed on Partial
Surrenders.

Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twenty-fourth transfer per Policy Year.



Mortality and Expense Risk Charge


We assess a monthly Mortality and Expense Risk Charge ("M&E") as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the Insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated.

Current Mortality and Expense Risk Charges, on an annualized basis, are within the ranges below, based on the level of average annual Planned Premium:



                       Annualized Mortality
  Policy Years         Expense Risk Charge
----------------      ---------------------
      1-10                 0.10%-0.40%
      11-20                0.10%-0.20%
  21 and after                0.10%


The Company reserves the right to increase the Mortality and Expense Risk Charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.50%.




Cost of Insurance Charge

A significant cost of variable life insurance is the "Cost of Insurance Charge". This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.


The Cost of Insurance Charge for your Policy depends on the current "Net Amount at Risk". The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured's death under any riders, minus the Policy's Total Account Value. Because the Total Account Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.

The Cost of Insurance Charge is determined by subtracting the Total Account Value from the death benefit at the beginning of the Policy Month, and multiplying the result (the "Net Amount at Risk") by the applicable current cost of insurance rate as determined by the Company. The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy's specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy's duration, the age, gender (in accordance with state law) and underwriting category of the Insured. Please note that it will generally increase each Policy Year as the Insured ages and are lower for healthy individuals. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in "Table II: Periodic Charges Other Than Fund Operating Expenses" in this prospectus.




Administrative Fee

The monthly Administrative Fee as of the date of policy issue is $6.00 per month in all Policy Years. The Company may change this fee after the first Policy Year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month. There is an additional charge per $1,000 of Specified Amount that varies with the

Insured's age. This charge will never exceed $0.17 per $1,000 of Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.




Policy Loan Interest


If you borrow against your Policy, interest will accrue on the loan balance. The interest rate will be the greater of 3.5%, or Moody's Investors Service, Inc. Corporate Bond Yield Average - Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary. You may obtain the applicable monthly average at any time by contacting the Company. The interest rate will never exceed the maximum interest rate allowed by law in the state in which the Policy is issued.

We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate at least 30 days before the new rate becomes effective.




Rider Charges


Term Insurance Rider. This optional rider provides term life insurance on the life of the Insured, which is annually renewable to attained age 100. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age and underwriting category of the Insured. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.




Case Exceptions


We reserve the right to reduce Premium Loads or any other charges on certain multiple life sales ("Cases") where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:


o the number of lives to be insured,

o the total Premiums expected to be paid,

o total assets under management with the Company,


o the nature of the relationship among the Insured individuals,

o the purpose for which the Policies are being purchased,


o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.


Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Owners.



YOUR INSURANCE POLICY

Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured. The Policy and the application constitute the entire contract between you and Lincoln Life.


If we obtain appropriate approvals from Owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.


The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; Surrender Charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as "Policy Date", "Effective Date" or "Policy Effective Date" (or "Rider Date", "Rider Effective Date") refer to the date that coverage under the Policy (or rider) becomes effective. Terms such as "Issue Date", "Date of Issue", or "Policy Issue Date" (or "Rider Issue Date") generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that. For example, the period of time we may have to contest a claim submitted in the first couple of years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.


When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.


Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured will need to prove current insurability and there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.

The Date of Issue is the date on which we begin life insurance coverage. This is the date from which Policy Years, Policy Anniversary and age are determined.



Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.


We cannot process your requests for transactions relating to the Policy until we have received the request in "Good Order" at our Home Office. "Good Order" means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

We allow telephone or other electronic transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

Application


If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and examination of the proposed Insured. Based on our review of medical information about the proposed Insured, if required, we may decline to provide insurance, or we may place the proposed Insured in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured's age, underwriting category, the Policy duration, and the current Net Amount at Risk.

A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the Insured.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies for a Policy. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.




Owner

The Owner on the date of policy issue is designated in the Policy
Specifications. You, as Owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of Premium Payments; and

4) the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.


You are entitled to exercise rights and privileges of your Policy as long as the Insured is living and before the maturity date. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, and assign the Policy. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and, to the extent possible, the address and contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries.




Right to Examine Period


You may return your Policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the "Right to Examine Period". If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you the greater of (a) all Premium Payments less any Indebtedness; or (b) the sum of
(i) the Total Account Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms. If a Premium Payment was made by check, there may be a delay until the check clears.


If your Policy is issued in a state that requires return of Premium Payments, any Net Premium Payments received by us within ten days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated. If your Policy is issued in a state that provides for return of value, any Net Premium Payments received before the end of the Right to Examine Period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated. In all cases, if the Policy is returned for cancellation within the Right to Examine Period, we will return to you the greater of (a) all Premium Payments less any Indebtedness; or (b) the sum of (i) the Total Account Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms.




Initial Specified Amount

You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.



Transfers


You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund's objective and investment policy before allocating money to the Sub-Accounts.


Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. The Company reserves the right to charge $25 for each transfer request after the twenty-fourth request per year. Due to these limitations, if you want to transfer all of your Policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.


We reserve the right to restrict transfers of a portion of the Fixed Account Value to one or more Sub-Accounts to a period within 45 days following the Policy Anniversary. The transfer will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1,000. Due to these limitations, if you want to transfer all of your policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.


Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.


Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the NYSE (generally 4pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the NYSE may close before 4pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.

Market Timing


Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.

In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in "Transfers", above. In such case, our rights and obligations will be as described in "Transfers". Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.


You should be aware that the purchase and redemption orders received by Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific Underlying Fund policies and procedures.

We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.

Once an Owner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 to 2 business days of our discovery of such acceptance. We will impose this "original signature" restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.

Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.


Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.




Dollar Cost Averaging

Dollar Cost Averaging systematically transfers specified dollar amounts from the money market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force.

By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.

Dollar Cost Averaging terminates automatically:

1) if the value in the money market Sub-Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing, with adequate authentication;

3) after 12 or 24 months (as elected on your application); or

4) if your Policy is surrendered.



Automatic Rebalancing

You may elect to participate in Automatic Rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your Policy from time to time. Riders may alter the benefits or charges in your Policy, rider availability and benefits may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict or enhance the terms of your Policy, or of other riders in force. Consult your financial and tax advisors before adding riders to, or deleting them from, your Policy.


Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event.

Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount.

The cost of the rider is added to the Monthly Deductions, and is based on the Insured's premium class, issue age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.


The rider's death benefit is included in the total death benefit paid under the Policy.

Alternative Policy Loan Rider. The Policy can be issued with an Alternative Policy Loan Rider. There is no charge for this rider. The rider must be elected at application and may not be available on all policies. The rider may be added after issue with the Company's consent. This rider allows an Owner to borrow a portion of the Surrender Value of the Policy, as defined in the section of the prospectus headed "Policy Surrenders," without removing cash value from the Fixed Account and Sub-Accounts or transferring any amount to the loan balance, subject to certain limitations. See the section headed "Maximum Alternative Policy Loan Balance" for more information.

The standard Policy Loan provision remains available when this rider is in effect. An alternative Policy Loan may be taken in lieu of, or in addition to, a standard Policy Loan.


Alternative Policy Loan. If the Policy has a Surrender Value, you may request to take an alternative Policy Loan. Outstanding alternative Policy Loans and accrued interest reduce the Policy's Surrender Value and death benefit. The Company will grant an alternative Policy Loan against the Policy provided:


a) a loan agreement is properly executed;

b) a satisfactory assignment of the Policy to the Company is made; and

c) the alternative Policy Loan balance does not exceed the maximum alternative Policy Loan balance.
     (See the section headed "Maximum Alternative Policy Loan Balance" for more information.)


An assignment of the Policy to the Company authorizes the Company to collect a portion of the Policy's account value or death benefit equal to the amount of any alternative Policy Loan balance at the time the Policy is surrendered or a death benefit becomes payable. If an alternative Policy Loan balance is outstanding when the Policy is surrendered or when the Insured dies, the amount collected by the Company through the assignment will reduce the amount otherwise payable as surrender proceeds or as a death benefit.


Alternative Policy Loan Balance. The amount of any outstanding alternative Policy Loan, plus any due and unpaid interest.

Maximum Alternative Policy Loan Balance. On each Valuation Day, the maximum alternative Policy Loan balance is the sum of:


1. the balance in the money market Sub-Account account multiplied by 0.90, and

2. the alternative Policy Loan factor multiplied by

     a) the sum of the Fixed Account Value and the Sub-Account value, less

     b) the value in the money market Sub-Account

The Sub-Account value is the sum of the current values of all Sub-Accounts in which you have invested. The alternative Policy Loan factor on the Date of Issue is shown on the Policy Specifications page. The Company may change the available maximum alternative Policy Loan balance based on market conditions, the interest rate environment, and the total value of the Fixed Account and the Sub-Accounts, including the money market account. A change in the maximum alternative Policy Loan balance will be based on a change in the alternative Policy Loan factor. If the maximum alternative Policy Loan balance is reduced, the amount of any alternative Policy Loan balance which exceeds the reduced maximum alternative Policy Loan balance will effect a transfer to the money market account from the Fixed Account and other Sub-Accounts as follows. We will notify you in writing if the maximum alternative Policy Loan balance is reduced or there is a transfer to the money market account from the Fixed Account and the other Sub-Accounts.


There will be a transfer to the money market account from the Fixed Account and the other Sub-Accounts:

  a) on any Monthly Anniversary Day when the alternative Policy Loan balance exceeds the maximum alternative Policy Loan balance, or


  b) on any day when the alternative Policy Loan balance exceeds the maximum alternative Policy Loan balance by more than 5%.


If there is a transfer to the money market account from the Fixed Account and the other Sub-Accounts, the amount transferred will be equal to:

  a) the difference between the alternative Policy Loan balance and the maximum alternative Policy Loan balance, divided by


     b) 0.90 minus the alternative Policy Loan factor.


The amount of such transfers from the Fixed Account and the other Sub-Accounts will be in proportion to the account value allocated to those accounts. If you wish to prevent conversion to a standard Policy Loan, you may instruct us to transfer a portion of the alternative Policy Loan balance from the Fixed Account and Sub-Accounts to the Lincoln money market fund in order to maintain an alternative Policy Loan balance which does not exceed the maximum alternative Policy Loan balance. These transfers do not count against the free transfers available.


Total Loan Balance. This is the total amount of all outstanding Policy Loans, whether taken as a standard Policy Loan or as an alternative Policy Loan. The total loan balance may not exceed 90% of the Accumulation Value of the Policy.

Total Loan Balance Repayment. The total loan balance will be reduced by the amount of any repayment of the alternative Policy Loan or standard Policy Loan. Any repayment of Indebtedness, other than loan interest, will be applied first to any standard Policy Loans until paid, then to any alternative Policy Loan balance, unless otherwise agreed to in writing by you and the Company

Alternative Policy Loan Interest. Interest will accrue on the alternative Policy Loan balance. Interest charged on the alternative Policy Loan balance accrues daily and is payable annually on each Policy Anniversary or as otherwise agreed to in writing by you and the Company. The accrued loan interest amount, if not paid, will be added to the alternative Policy Loan balance.

The interest rate charged on the alternative Policy Loan balance is based on a published monthly average. The maximum monthly average will be "Moody's Corporate Bond Yield Average - Monthly Average Corporates" as published by Moody's Investors Service, Inc., or any successor to that service. You may obtain the applicable monthly average at any time by contacting the Company.

The interest rate charged on the alternative Policy Loan balance during any Policy Year will not exceed the maximum rate for that year. The maximum rate will be the greater of:

1) Moody's Investors Service, Inc. Corporate Bond Yield Average - Monthly Average Corporates for the calendar month which ends two months before the month in which the Policy Anniversary occurs; or

2) 4.25%

The maximum interest rate charged is limited only by the maximum interest rate allowed by law in the state in which the Policy is issued.


We may change the interest rate charged on the alternative Policy Loan balance during the Policy Year. We will notify you of the current alternative Policy Loan Interest rate at the time the alternative Policy Loan is requested. We will notify you in writing within 30 days if there is a change in the loan interest rate applicable to any existing alternative Policy Loan balance.

Transfer of Loan Balances. You may request in writing to transfer all, or a portion, of the alternative Policy Loan balance to the standard Policy Loan balance. You may also request in writing to transfer all, or a portion, of a standard Policy Loan balance to the alternative Policy Loan balance as long as this does not cause the alternative Policy Loan balance to exceed the maximum alternative Policy Loan balance. Converting all or a portion of an alternative Policy Loan balance to a standard Policy Loan will cause an amount equal to the converted loan balance to be transferred from the Fixed Account and Sub-Accounts to the Loan Collateral Account in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time. Converting all or a portion of a standard Policy Loan balance to an alternative Policy Loan will cause an amount equal to the converted loan balance amount to be transferred from the Loan Collateral Account to the Fixed Account and Sub-Accounts in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time.


The effective rate of interest for a standard Policy Loan will not exceed 1.25%, based on the difference between the rate of interest charged on the outstanding Policy Loan balance and the rate of interest credited on amounts transferred to the loan balance. Because an alternative Policy Loan does not cause any portion of the policy value to be transferred to the loan balance, the effective rate of interest for an alternative Policy Loan will be the difference between the rate of interest charged on the alternative Policy Loan balance and the performance of the Sub-Accounts to which account value has been allocated. Therefore, the effective rate of interest for an alternative Policy Loan could be higher or lower than the effective rate of interest for a standard Policy Loan. The benefit, if any, of choosing an alternative Policy Loan over a standard Policy Loan will depend on the investment experience of the Sub-Accounts.


Enhanced Surrender Value Rider. The Policy can be issued with an Enhanced Surrender Value Rider. This rider is generally elected at application, and will be offered with all Policies described in this prospectus. Availability of the rider is subject to underwriting requirements for total Premiums expected to be paid, and other underwriting criteria. It may not be elected if you have elected the Adjustable Benefit Enhancement Rider or the Load

Amortization Rider. It may be added after the Date of Issue of the Policy only with Lincoln Life's consent. There is no cost for this rider.


This rider provides two additional benefits:

a) Surrender Value benefit: an extra benefit in the event of a Full Surrender of the Policy, and

b) expense reduction benefit: a reduction in expense charges and fees in the Policy.

A. Surrender Value benefit.

Under this rider, the Full Surrender Value of the Policy will equal:

a) the policy value on the date of surrender; less

b) the loan balance plus any accrued interest; plus


c) the Surrender Value enhancement benefit, if any.

The Surrender Value enhancement benefit is an amount equal to the lesser of (a) or (b), where:

a) is the Target Enhancement Amount; and

b) is the Maximum Enhancement Amount.

Target Enhancement Amount. On any Monthly Deduction day, the Target Enhancement Amount is equal to the target Surrender Value less the Total Account Value of the Policy. For purposes of this rider, if the Target Enhancement Amount is negative, it will be considered to be zero.

Target Surrender Value. On each Monthly Deduction day, the target Surrender Value will be calculated as (1), plus (2), plus (3), minus (4), where:


1) is the target Surrender Value on the immediately preceding Monthly Deduction day.

2) is all Premiums received since the immediately preceding Monthly Deduction day.


3) is monthly equivalent interest on items (1) and (2) calculated using the annual Target Yield rate shown on Target Yield rate table.


4) is the amount of any Partial Surrenders since the immediately preceding Monthly Deduction day.


On the Date of Issue, the target Surrender Value will be the initial Premium received. On any day other than the Date of Issue or a Monthly Deduction day, the target Surrender Value will be the target Surrender Value as of the preceding Monthly Deduction day, plus all Premiums received and less any Partial Surrenders taken since the preceding Monthly Deduction day.

Target Yield. The Target Yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Target Yield rates are:



 Policy Years        Target Yield Rate        Policy Years        Target Yield Rate
--------------      -------------------      --------------      ------------------
       1                   7.0%                    7                    4.0%
       2                   7.0%                    8                    3.0%
       3                   7.0%                    9                    2.0%
       4                   6.0%                   10                    1.0%
       5                   5.5%                   11+                   0.0%
       6                   5.0%


The Target Yield rate will not exceed 15% in any Policy Year.

Maximum Enhancement Amount. The Maximum Enhancement Amount is equal to the Cumulative Surrender Value Premium times the maximum enhancement rate for any Policy Year times the Term Blend Adjustment Factor.

Cumulative Surrender Value Premium. The Cumulative Surrender Value Premium for any Policy Year is the lesser of (a) or (b), where:

a) Is the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year; and


b) Is the Target Premium for the Policy Year; times the ratio of the target face amount to the basic Policy Specified Amount if a term insurance rider is attached to this Policy


During the first Policy Year, the Cumulative Surrender Value Premium for all prior Policy Years is zero.

Maximum Enhancement Rate. The Maximum Enhancement Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:


                          Maximum                                    Maximum
 Policy Years        Enhancement Rate        Policy Years        Enhancement Rate
--------------      ------------------      --------------      -----------------
       1                  16.0%                   7                   5.0%
       2                  15.0%                   8                   3.0%
       3                  15.0%                   9                   2.0%
       4                  12.0%                  10                   1.0%
       5                  9.0%                   11+                  0.0%
       6                  7.0%

The Maximum Enhancement Rate will not exceed 25% in any Policy Year.


Term Blend Adjustment Factor. The Term Blend Adjustment Factor is equal to 1.0 unless a term insurance rider is attached to the Policy. If a term insurance rider is attached this Policy, the Term Blend Adjustment Factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic Policy Specified Amount to the target face amount shown in the Policy Specifications. The current value of the minimum adjustment factor is shown in the Policy Specifications.


B. Expense reduction benefit.

In Policy Years six through ten, this rider will provide a reduction to the expense charges deducted under the Policy. This amount is equal to the following:



 Policy Years       Expense Reduction Amount
--------------      --------------------------------------------------------
     6-10           The lesser of (a) or (b) where:

                    (a) is the expense reduction rate times the accumulated
                    Premiums paid for Policy Years one through five; and

                    (b) is the expense charges due under the Policy


There is no expense reduction in Policy Years 1 through 5 or in Policy Year 11 and beyond.

Expense Reduction Rate. The Expense Reduction Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Expense Reduction Rates are:


                     Monthly Expense                            Monthly Expense
 Policy Years         Reduction Rate        Policy Years        Reduction Rate
--------------      -----------------      --------------      ----------------
       1                  0.0%                   7                 0.00833%
       2                  0.0%                   8                 0.00833%
       3                  0.0%                   9                 0.00833%

                     Monthly Expense                           Monthly Expense
 Policy Years        Reduction Rate        Policy Years         Reduction Rate
--------------      ----------------      --------------      -----------------
       4                  0.0%                 10                 0.00833%
       5                  0.0%                 11+                  0.0%
       6                0.00833%

The Expense Reduction Rate will not exceed an annual rate of 5% in any Policy Year.


If this rider is elected, in lieu of the Monthly Deduction as described in the Policy, the Monthly Deduction for a Policy Month will be calculated as (1) plus
(2) less the expense reduction amount, where:

1) is the Cost of Insurance for the base Policy and the cost of any supplemental riders or optional benefits, and

2) is the monthly Administrative Fee for the base Policy.


This rider will terminate without value in the event that this Policy is exchanged for another under (section)1035 of the Internal Revenue Code.

This rider otherwise terminates on the earliest of:


1) the death of the Insured; or


2) the maturity date of this Policy; or

3) the date this Policy ends; or

4) the next Monthly Deduction day after we receive your written request to terminate this rider.

Adjustable Benefit Enhancement Rider. The Policy can be issued with an Adjustable Benefit Enhancement Rider. This rider provides additional Surrender Value on a temporary basis for a minimum of seven years after the Policy is issued. The Owner chooses the level of Surrender Value enhancement to be provided, up to a maximum amount determined by the Company. See the sections headed "Requested Adjustable Benefit Enhancement Amount" and "Maximum Adjustable Benefit Enhancement Amount" for more information.

The greater the amount of additional Surrender Value provided by this rider each year, the shorter the duration of the benefit. The amount of additional Surrender Value provided by this rider decreases each year and eventually equals zero. See section headed "Adjustable Benefit Enhancement Balance" for more information.


The maximum enhanced Surrender Value provided by this rider is based on the Policy's face amount, but the benefit is not increased or decreased by any term insurance that may be added to the Policy. See section headed "Term Blend Adjustment Factor" for more information.


This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider.

Under this rider, the Full Surrender Value of the Policy will equal:

1) the policy value on the date of surrender; less

2) the sum of the loan balance plus any accrued interest not yet charged; plus

3) the adjustable benefit enhancement amount, if any.

Adjustable Benefit Enhancement Amount. On each Policy Anniversary, this amount will equal the lesser of a. or b., where:

a) is the requested adjustable benefit enhancement amount; and

b) is the maximum adjustable benefit enhancement amount.

This amount will remain level throughout the Policy Year, unless a Partial Surrender has been made since the preceding Policy Anniversary. If a Partial Surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.

Requested Adjustable Benefit Enhancement Amount. At policy issue, the Owner selects a percentage of the available adjustable benefit enhancement balance. The selected percentage determines the adjustable benefit enhancement amount. The requested adjustable benefit enhancement amount will equal:

1) the percentage of the available adjustable benefit enhancement balance selected by the Owner; multiplied by

2) the available adjustable benefit enhancement balance.

Maximum Adjustable Benefit Enhancement Amount. This is the maximum amount available upon Full Surrender of the Policy during the Policy Year. The amount will equal:

1) the maximum adjustable benefit enhancement rate as determined by the Company; multiplied by

2) the adjustable benefit enhancement balance, less the amount of Partial Surrenders since the preceding Policy Anniversary, if any; multiplied by


3) the Term Blend Adjustment Factor.


Maximum Adjustable Benefit Enhancement Rate. This rate may be changed at any time while this rider is in effect if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any Policy Year.

The current maximum adjustable benefit enhancement rates and guaranteed minimum adjustable benefit enhancement rates are:


 Policy Years        Current Rate        Guaranteed Rate
--------------      --------------      ----------------
       1                11.0%                 2.0%
       2                19.6%                 2.0%
       3                27.7%                 2.0%
       4                35.4%                 2.0%
       5                53.2%                 2.0%
       6                66.1%                 2.0%
      7+               100.0%                 2.0%

Adjustable Benefit Enhancement Balance. This is the basis for the total amount of the adjustable benefit enhancement amount available upon Full Surrender of the Policy. On each Monthly Deduction day, the balance will be calculated as:

1) the adjustable benefit enhancement balance on the preceding Monthly Deduction day; minus

2) the adjustable benefit enhancement deduction amount; minus

3) the amount of any Partial Surrenders since the preceding Monthly Deduction day, if any; plus

4) the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3.0%.

The duration of the benefit depends on the requested adjustable benefit enhancement amount chosen by the Owner. A requested adjustable benefit enhancement amount less than the maximum will extend the duration of the benefit. Unless terminated under this rider's provisions, the benefit will last for a minimum of seven years. This rider provides no benefits after the adjustable benefit enhancement deductions reduce the adjustable benefit enhancement amount to zero.


On the Date of Issue of the rider, the adjustable benefit enhancement balance will be the lesser of a) or b), where:

a) is the sum of Premiums paid on the Date of Issue of the Policy; and

b) is the Target Premium for the Policy Year, as shown in the Policy Specifications. If a term insurance rider is attached to your Policy, the Target Premium will be multiplied by the ratio of the target face amount to the basic Policy Specified Amount for use here; this information is also shown in the Policy Specifications.

The initial adjustable benefit enhancement balance will not be increased or decreased by any term insurance that may be added through another rider.

Adjustable Benefit Enhancement Deduction Amount. This is the amount of adjustable benefit enhancement that was available in the previous Policy Year. The adjustable benefit enhancement balance will be permanently decreased by this amount each Policy Year. For the Monthly Deduction day coinciding with the Policy Anniversary, this deduction amount is equal to the lesser of a. or b., where:

a) is the requested adjustable benefit enhancement amount; and

b) is the maximum adjustable benefit enhancement amount.

For other Monthly Deduction days, the deduction amount will be zero.


Term Blend Adjustment Factor. This factor is equal to 1.0 unless a term insurance rider is attached to your Policy. If a term insurance rider is attached to your Policy, the Term Blend Adjustment Factor will equal (1) plus
(2) multiplied by (3) where :

1) is the minimum adjustment factor, as shown in the Policy Specifications;


2) is one minus the minimum adjustment factor; and


3) is the ratio of the basic Policy Specified Amount to the target face amount.

If term insurance is added to the Policy, the Term Blend Adjustment Factor will reduce the maximum adjustable benefit enhancement amount, and limit the amount of benefit available under this rider, as though no term insurance is in force. If no term insurance is added to the Policy, the Term Blend Adjustment Factor will have no effect on the maximum adjustable benefit enhancement amount. Therefore, the benefit provided by this rider is not increased or decreased by any term insurance that may be added to the Policy.


This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the Policy for the purpose of effecting an exchange for another policy under Section 1035 of the Internal Revenue Code. In the event of a Section 1035 exchange, the adjustable benefit enhancement amount will not be payable.

The rider otherwise terminates on the earliest of:


1) the death of the Insured, or

2) the maturity date of the Policy, as shown in the Policy Specifications; or


3) the date this Policy is terminated, as provided under the Grace Period provision of the Policy; or

4) the next Monthly Deduction day after we receive your written request to terminate this rider.



Continuation of Coverage


Coverage of this Policy will continue to the maturity date if your Surrender Value is sufficient to cover each Monthly Deduction. The maturity date for this Policy is the Policy Anniversary nearest the Insured's 100th birthday. As of the maturity date, the death benefit will be equal to the Surrender Value.




Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this Policy as paid-up life insurance. The effective date of the paid-up insurance will be the Monthly Deduction day following the receipt of your written request at our Administrative Office. As of the effective date:


o the Specified Amount will be the amount which the Surrender Value will purchase as a net single Premium at the Insured's then attained age, using the guaranteed interest and mortality basis of the original Policy (this may not exceed the death benefit),

o no further Premium Payments, Monthly Deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account Value to the Fixed Account Value, and

o all extra benefit riders will terminate.



Coverage Beyond Maturity

At any time prior to the maturity date of this Policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you Monthly Deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,


o the death benefit will be equal to the policy value and the Death Benefit Proceeds will be the policy value less any Indebtedness.


This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the maturity date. Therefore, you should consult your tax advisor before the Policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the Policy;


2) death of the Insured;


3) failure to pay the necessary amount of Premium to keep your Policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.

Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.



State Regulation

The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state specific features.


PREMIUMS

You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the "Lapse and Reinstatement" section of this prospectus.) Premiums may be paid anytime before the Insured reaches age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the "Planned Premiums; Additional Premiums" section of this prospectus.)

The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.



Allocation of Net Premium Payments

Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on the application. Subsequent Net Premium Payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time. The percentages of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received at our Administrative Office. The end of the Valuation Period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.



Planned Premiums; Additional Premiums

Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. Premium Payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.


You may increase Planned Premiums, or pay additional Premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.

We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Total Account Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.


We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. The excess amount of Premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the Guideline Premium Test or the Cash Value Accumulation Test.

The Guideline Premium Test limits the amount of Premiums that may be paid into the Policy in relation to the death benefit and requires a minimum amount of death benefit in relation to policy value. The death benefit that results from the Guideline Premium Test is usually less than the amount of death benefit that results from the Cash Value Accumulation Test.


The Cash Value Accumulation Test does not limit the amount of Premiums that may be paid into the Policy, as long as there is enough death benefit in relation to policy value at all times. The minimum death benefit that is required in relation to policy value depends on the Insured's age, gender, and risk classification.

Both tests require increases in death benefit as policy value increases. Increases in the minimum death benefit required under the Cash Value Accumulation Test are usually greater than those required under the Guideline Premium Test. Increases in the death benefit required by either test will increase the cost of insurance under the Policy, which can reduce policy value. Refer to your Policy Specifications page for the limits applicable to your Policy.


Discuss this choice with your financial representative and tax advisor before purchasing the Policy. Once your Policy is issued, the qualification method cannot be changed.



Policy Values


Policy value in your variable life insurance policy is also called the "Accumulation Value".

The Total Account Value equals the sum of the Fixed Account Value, the Separate Account Value, and the loan balance. At any point in time, the Total Account Value reflects:


1) Net Premium Payments made;

2) the amount of any Partial Surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the loan balance; and

5) all charges and fees deducted.


The Separate Account Value, if any, is the portion of the Total Account Value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.


A unit of measure used in the calculation of the value of each Sub-Account is the Variable Accumulation Unit. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for
  a Valuation Period is determined as follows:


1) the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus


2) the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily Mortality and Expense Risk Charge multiplied by the number of calendar days in the Valuation Period.

The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. We guarantee the Fixed Account Value at an annual rate of 3%.


The loan balance, if any, reflects amounts held as collateral on any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the loan balance do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the loan balance. The loan balance will earn interest at an annual rate of 3%.

We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the loan balance will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.


The "Net Total Account Value" is the Total Account Value less the loan balance. It represents the net value of your Policy and is the basis for calculating the Surrender Value.

We will tell you at least annually the Total Account Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the loan balance. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.



DEATH BENEFITS

The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment.




Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:


1) the amount determined by the death benefit option in effect on the date of the death of the Insured, or

2) a percentage of the Total Account Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your Policy.


Death Benefit Proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.

The following table provides more information about the death benefit options.



 Option                        Death Benefit Proceeds Equal to the                                  Variability
    1         Specified Amount, which includes the Total Account Value as of the         Generally provides a level death
              date of the Insured's death.                                               benefit
    2         Sum of the Specified Amount plus theTotal Account Value as of the          May increase or decrease over
              date of the Insured's death.                                               time, depending on the amount
                                                                                         of Premium paid and the
                                                                                         investment performance of the
                                                                                         underlying Sub-Accounts or the
                                                                                         Fixed Account.
    3         Specified Amount plus the accumulated Premiums (all Premiums               Will generally increase,
              paid from the Date of Issue accumulated at the Premium                     depending on the amount of
              accumulation rate chosen by you before policy issue and shown in           Premium paid.
              the Policy Specifications pages), less withdrawals as of the date of the Insured's death.



If your Policy includes a term insurance rider, the target face amount replaces the Specified Amount in each of the death benefit options.

If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000.

The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.

You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                   Impact
     1 to 2          The new Specified Amount will equal the Specified Amount prior to the change minus the Total
                     Account Value at the time of the change.
     2 to 1          The new Specified Amount will equal the Specified Amount prior to the change plus the Total
                     Account Value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          Changes from Option 3 to Option 2 are not allowed.


Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.

We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.


Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Total Account Value is equal to, or greater than, the Monthly Deduction amount.




Death Benefit Proceeds


Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the Insured, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.


Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.


POLICY SURRENDERS

You may surrender your Policy at any time by sending us your Policy along with a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.

The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. This equals the Total Account Value minus the loan balance including any accrued interest, plus any amount that may be provided by a rider. All or part of the Surrender Value may be applied to one or more of the settlement options.


Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Partial Surrender

You may make a Partial Surrender, withdrawing a portion of your policy values, anytime after the first Policy Year, while the Policy is in force. You must request a Partial Surrender in writing. The total of all Partial Surrenders may not exceed 90% of the Surrender Value of your Policy. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.


Partial Surrenders may reduce the Total Account Value, the death benefit, and the Specified Amount. The amount of the Partial Surrender will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.




   Death Benefit
 Option in Effect                                       Impact of Partial Surrender
         1              Will reduce the Total Account Value, death benefit and the Specified Amount.
         2              Will reduce the Total Account Value and the death benefit, but not the Specified Amount.
         3              Will reduce the Total Account Value, accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the premium accumulation rate, less any prior withdrawals), death benefit and may reduce the Specified Amount.


Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.


POLICY LOANS

You may borrow against the Surrender Value of your Policy. We reserve the right to limit the amount of your loan so that total Policy Indebtedness will not exceed 90% of an amount equal to the Total Account Value minus the loan balance. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Total Account Value.

An amount equal to the amount of any loans you take will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values and transferred to the Loan Collateral Account. The amount allocated to the Loan Collateral Account will always equal the total amount of all loans taken and any interest accrued but not paid on them (the "loan balance".) Amounts transferred to the Loan Collateral Account do not participate in the performance of the Sub-Accounts or Fixed Account other than as noted below and other than in the event the loan is taken pursuant to the terms of the Alternative Policy Loan Rider. The loan balance does not include the amount of any loan obtained through that rider. Unless paid in advance, loan interest will be treated as an additional Policy Loan and added to the loan balance. Amounts equal to due and unpaid interest are also proportionally transferred to the Loan Collateral Account. Loans, therefore, can affect the Policy's death benefit and Accumulation Value whether or not they are repaid. Policy Values in the Loan Collateral Account are part of the Company's General Account.

Your outstanding loan balance may be repaid at any time during the lifetime of the Insured employee. The loan balance will be reduced by the amount of any loan repayment. An amount equal to any repayment will be transferred from the Loan Collateral Account and allocated to the Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are then being allocated.

If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Total Account Value, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, there may be adverse tax consequences.


The annual loan interest rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o 3.5%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year Policy Year's rate and decrease only when it would be at least 0.5% lower than the prior Policy Year Policy Year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior Policy Year.


When you take a loan, we will tell you the current Policy Loan Interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.

Amounts in the Loan Collateral Account shall earn interest at a lower rate than the Policy Loan Interest rate. The difference between the rates will never exceed 0.50%.



LAPSE AND REINSTATEMENT

If at any time the Total Account Value less the Loan Collateral Account value is insufficient to pay the Monthly Deduction, all coverage will terminate. This is referred to as Policy Lapse. The Total Account Value less the Loan Collateral Account value may be insufficient:


1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to Partial Surrenders;

4) due to Indebtedness for Policy Loans; or

5) because of a combination of any of these factors.

If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Total Account Value less the Loan Collateral Account value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.

If the amount in the notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Deduction day on which the Monthly Deduction could not be paid. If the Insured dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.




Reinstatement of a Lapsed Policy


If your Policy has lapsed and the Insured has not died since lapse, you may reinstate your Policy within five years of the Policy Lapse date, provided:

1) the Policy has not been surrendered;


2) there is an application for reinstatement in writing;


3) satisfactory evidence of insurability is furnished to us and we agree to accept the risk for the Insured;


4) we receive a payment sufficient to keep your Policy in force for at least three months; and

5) any accrued loan interest is paid and any remaining loan balance, including interest, is either paid or reinstated.


The reinstated Policy will be effective as of the Monthly Anniversary Date or next following the date on which we approve your application for reinstatement. If a Policy Loan is being reinstated, the Policy's Accumulation Value at reinstatement will be the amount reinstated in the Loan Collateral Account plus the Net Premium Payment made less all Monthly Deductions due.



TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General


Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The Cash Value Accumulation Test, which does not limit Premiums paid, requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured's age, gender, and risk classification. Once your Policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the Beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with U.S. Treasury Department ("Treasury") regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death) which will be includible in the Beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the Owner.) The "investment in the contract" generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.




Policies That Are MECs


Characterization of a Policy as a Modified Endowment Contract ("MEC"). A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the "7-Pay Test" of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the "7-Pay Test," a test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.


Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the penalty tax exceptions apply to a taxpayer who is not an individual.

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies That Are Not MECs


Tax Treatment of Withdrawals. If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.


Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.



Tax Treatment of Loans. If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Collateral Account equals the interest rate charged to you for the loan, such as in the case of an alternative Policy Loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.




Other Considerations


Insured Lives Past Age 100. If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect,in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Total Account Value in the year the Insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. Interest on Policy Loan Indebtedness including an alternative Policy Loan, if any, is not deductible.

If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner's spouse at the time first covered by the Policy.

Employer-Owned Contracts. In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Unearned Income Medicare Contribution. Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income," or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.

Changes in the Policy or Changes in the Law. Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Fair Market Value of Your Policy


It is sometimes necessary for tax and other reasons to determine the "value" of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Total Account Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.




Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.


Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.



LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

FINANCIAL STATEMENTS

The December 31, 2013 financial statements of the Separate Account and the December 31, 2013 consolidated financial statements of the Company are located in the SAI.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your Policy may be found in the Statement of Additional Information (SAI).


Contents of the SAI






GENERAL INFORMATION
   Lincoln Life
   Capital Markets
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising & Ratings
   Unclaimed Property
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your Policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial advisor without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 551-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-0102.


This prospectus, the Underlying Funds' prospectuses, and the SAI are also available on our internet site, www.LincolnEB.com


Lincoln Life Flexible Premium Variable Life Account S
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241

                               End of Prospectus

GLOSSARY OF TERMS
The following terms may appear in your prospectus and are defined below:

7-Pay Test-A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.

1933 Act-The Securities Act of 1933, as amended.

1940 Act-The Investment Company Act of 1940, as amended.

Accumulation Value (Total Account Value)-An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.

Administrative Fee-The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

Beneficiary-The person designated to receive the Death Benefit Proceeds.

Case-All in force policies issued within the same company and having the same case name and case number.

Cash Value Accumulation Test-A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.

Code-Internal Revenue Code of 1986, as amended.

Cost of Insurance Charge-This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance Rate.

Date of Issue - The date on which we begin life insurance coverage under the Policy if you have paid your initial Premium with your application. If you have not paid your initial Premium with your application, your life insurance coverage will begin on the day we receive your initial Premium.

Death Benefit Proceeds-The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.

Fixed Account-An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.

Fixed Account Value-An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.

Full Surrender-The withdrawal of all policy values.

Grace Period-The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.

Guideline Premium Test-A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.

Indebtedness-The sum of all outstanding loans and accrued interest.

Insured-The person on whose life the Policy is issued.

Lapse Notice-Written notice to you (or any assignee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.

Loan Account (Loan Collateral Account)-The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.

Loan Account Value-An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.

Market Timing Procedures-Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.

Modified Endowment Contract (MEC)-A life insurance policy that meets the requirements of Section 7702 and fails the "7-Pay Test" of 7702A of the Code. If the policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments.

Monthly Anniversary Day-The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.

Monthly Deduction-The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.

Net Accumulation Value-An amount equal to the Accumulation Value less the Loan Account Value.

Net Amount at Risk-The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.

Net Premium Payment-An amount equal to the Premium Payment, minus the Premium Load.

Owner-The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.

Partial Surrender-A withdrawal of a portion of your policy values.

Planned Premium-The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.

Policy Anniversary-The same date (month and day) each Policy Year equal to the Policy Date, or the next Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.

Policy Date-The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.

Policy Loan-The amount you have borrowed against the Surrender Value of your Policy.

Policy Loan Interest-The charge made by the Company to cover the cost of your borrowing against your Policy. Policy Loan Interest will be charged to the Loan Account Value.

Policy Lapse-The day on which coverage under the Policy ends as described in the Grace Period.

Policy Month- The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.

Policy Specifications- The pages of the Policy which show your benefits, Premium, costs, and other policy information.

Policy Year-Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.

Premium (Premium Payment)-The amount paid to us for a life insurance policy.

Premium Load-A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.

Reduction in Specified Amount-A decrease in the Specified Amount of your Policy.

Right to Examine Period-The period during which the Policy may be returned to us for cancellation.

SAI-Statement of Additional Information.
SEC-The Securities and Exchange Commission.

Separate Account Value (Variable Accumulation Value)-An amount equal to the values in the Sub-Accounts.

Specified Amount (Initial Specified Amount)-The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the "Initial Specified Amount". The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.

Sub-Account(s)-Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.

Surrender Charge-The charge we may make if you request a Full Surrender of your Policy or request a Reduction in Specified Amount. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.

Surrender Value-An amount equal to the Net Accumulation Value less any applicable Surrender Charge, less any accrued loan interest not yet charged.

Underlying Fund-The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.

Valuation Day-Each day on which the New York Stock Exchange is open and trading is unrestricted.

Valuation Period-The time between Valuation Days.

Variable Accumulation Unit-A unit of measure used in the calculation of the value of each Sub-Account.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)


                               Dated May 1, 2014
                  Relating to Prospectus Dated May 1, 2014 for


                      Lincoln Corporate Variable 5 product



       Lincoln Life Flexible Premium Variable Life Account S, Registrant



             The Lincoln National Life Insurance Company, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106

or by telephoning (877) 533-0117, and requesting a copy of the Lincoln Corporate Variable 5 product prospectus.


                          TABLE OF CONTENTS OF THE SAI







Contents                                              Page
--------------------------------------------       ----------
GENERAL INFORMATION.........................             2
    Lincoln Life............................             2
    Capital Markets.........................             2
    Registration Statement..................             2
    Changes of Investment Policy............             2
    Principal Underwriter...................             3
    Disaster Plan...........................             3
    Advertising & Ratings...................             3
    Unclaimed Property......................             4
SERVICES....................................             4
    Independent Registered Public Accounting
      Firm..................................             4
    Accounting Services.....................             5
    Transfer Agent..........................             5
POLICY INFORMATION..........................             5


Contents                                           Page
--------------------------------------------       ----------
    Assignment..............................             5
    Change of Ownership.....................             5
    Beneficiary.............................             5
    Change of Plan..........................             6
    Settlement Options......................             6
    Deferral of Payments....................             6
    Incontestability........................             6
    Misstatement of Age.....................             6
    Suicide.................................             6
PERFORMANCE DATA............................             6
FINANCIAL STATEMENTS........................             7
    Separate Account........................           C-1
    Company.................................           S-1

GENERAL INFORMATION



Lincoln Life
The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits, to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy, are backed by the claims-paying ability of Lincoln Life.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.

Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.



Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.



Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.

If an Owner objects, his or her Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion. The new Policy will not be affected by the investment experience of any Separate Account. The new Policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current Policy on the date of the conversion.




Principal Underwriter


Beginning on May 1, 2007, Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor Chester Road, Radnor, PA 19087, became the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $22,965,045 in 2013, $24,192,239 in 2012 and $19,985,842 in 2011 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies.




Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.



Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any Separate Account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the Policy nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the

Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Policy. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Policy or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




Unclaimed Property

During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.



SERVICES


Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements and supplementary financial information of the Lincoln Life Flexible Premium Variable Life Account S as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Accounting Services


All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.




Transfer Agent


Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, Surrenders and Partial Surrenders, fund allocation changes and transfers on behalf of the Company.



POLICY INFORMATION


Assignment

While the Insured is living, you may assign your rights in the Policy, including the right to change the Beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.


Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in writing.



Change of Ownership


As long as the Insured is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the Policy be submitted to us for endorsement before making a change.




Beneficiary

The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.


You may change the Beneficiary at any time while the Insured is living, and before the maturity date, except when we have recorded an assignment of your Policy or an agreement not to change the Beneficiary. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.




Change of Plan


Within 18 months of the date we issue your Policy, you may exchange your Policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this Policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, Date of Issue and age of the Insured as the original Policy.



Settlement Options

Proceeds will be paid in a lump sum unless you choose a settlement option we make available.




Deferral of Payments


Amounts payable as a result of Policy Loans, Surrenders or Partial Surrenders will be paid within seven calendar days of our receipt of such a request in a form acceptable to us. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.




Incontestability


The Company will not contest your Policy or payment of the Death Benefit Proceeds based on the initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase (in accordance with state law).




Misstatement of Age


If the age of the Insured is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.




Suicide


If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.



PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, but

o no deductions for additional policy expenses (i.e., Premium Loads, Mortality and Expense Charges, Administrative Fees and Cost of Insurance Charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the Owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


FINANCIAL STATEMENTS

The December 31, 2013 financial statements of the Separate Account and the December 31, 2013 consolidated financial statements of the Company follow.

         SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUSES DATED MAY 1, 2014

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
  PRODUCTS: VUL(CV)-IV, VUL(DB)-IV, ASSETEDGE(SM) VUL, ASSETEDGE(SM) EXEC VUL

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
                  PRODUCTS: SVUL-IV, PRESERVATIONEDGE(SM) SVUL

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
                PRODUCTS: LCV5, LINCOLN CORPORATE COMMITMENT VUL

             ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy. A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement. Except as amended by this supplement, all information in your product prospectus applies. The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUND, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

    -  M CAPITAL APPRECIATION FUND: Maximum capital appreciation.
       (Subadvised by Frontier Capital Management Company LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    - M INTERNATIONAL EQUITY FUND: Long-term capital appreciation. (Subadvised by Northern Cross, LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    -  M LARGE CAP GROWTH FUND: Long-term capital appreciation.
       (Subadvised by DSM Capital Partners, LLC)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

    -  M Large Cap Value Fund: Long-term capital appreciation.
       (Subadvised by AJO, LP)
       THIS FUND IS AVAILABLE ONLY TO EXISTING POLICY HOLDERS AS OF MAY 18, 2009. CONSULT YOUR FINANCIAL ADVISER.

Lincoln Life Flexible Premium Variable Life Account S
The Lincoln National Life Insurance Company

Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, IN 46802
(800) 454-6265

Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
(877) 533-0117

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------

     This prospectus describes Lincoln Corporate Commitment VUL, a flexible premium variable life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "We", "Us", "Our"). This corporate-owned Policy provides for a death benefit on an employee or other individual in whom the corporate owner has an insurable interest, and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.



     The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state-specific features. Please check with your financial advisor regarding their availability.



     You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S, established on November 2, 1998 ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund offered by the following fund families. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which is furnished with this prospectus.

                  o AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                  o AllianceBernstein Variable Products Series Fund

                  o American Century Variable Portfolios II, Inc.

                  o American Funds Insurance Series (Reg. TM)

                  o BlackRock Variable Series Funds, Inc.

                  o Delaware VIP (Reg. TM) Trust

                  o DWS Variable Series II

                  o Fidelity (Reg. TM) Variable Insurance Products

                  o Franklin Templeton Variable Insurance Products Trust

                  o Goldman Sachs Variable Insurance Trust

                  o JPMorgan Insurance Trust


                  o Legg Mason Partners Variable Equity Trust


                  o Lincoln Variable Insurance Products Trust

                  o MFS (Reg. TM) Variable Insurance TrustSM

                  o PIMCO Variable Insurance Trust

                  o T. Rowe Price Equity Series, Inc.


                  o Wells Fargo Variable Trust

     Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



     Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Glossary, if one is provided, at the back of the prospectus.


     To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.

This Policy may not be available in all states, and this prospectus only offers the Policy for sale in jurisdictions where such offer and sale are lawful.



                         Prospectus Dated: May 1, 2014

                               Table of Contents






Contents                                              Page
------------------------------------------------      -----
POLICY SUMMARY..................................         3
    Benefits of Your Policy.....................         3
    Risks of Your Policy........................         3
    Charges and Fees............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT...........................         8
    Fund Participation Agreements...............         9
    Distribution of the Policies and
      Compensation..............................         9
    Sub-Accounts and Funds......................        10
    Sub-Account Availability and Substitution of
      Funds.....................................        18
    Voting Rights...............................        18
POLICY CHARGES AND FEES.........................        18
    Premium Load; Net Premium Payment...........        19
    Surrender Charges...........................        20
    Partial Surrender Fee.......................        20
    Transfer Fee................................        20
    Mortality and Expense Risk Charge...........        20
    Cost of Insurance Charge....................        20
    Administrative Fee..........................        21
    Policy Loan Interest........................        21
    Rider Charges...............................        21
    Case Exceptions.............................        21
YOUR INSURANCE POLICY...........................        22
    Application.................................        23
    Owner.......................................        23
    Right to Examine Period.....................        23
    Initial Specified Amount....................        24
    Transfers...................................        24
    Market Timing...............................        25
    Dollar Cost Averaging.......................        26
    Automatic Rebalancing.......................        27
    Riders......................................        27
    Continuation of Coverage....................        45


Contents                                              Page
------------------------------------------------      -----
    Paid-Up Nonforfeiture Option................        45
    Coverage Beyond Maturity....................        45
    Termination of Coverage.....................        46
    State Regulation............................        46
PREMIUMS........................................        46
    Allocation of Net Premium Payments..........        46
    Planned Premiums; Additional Premiums.......        47
    Life Insurance Qualification................        47
    Policy Values...............................        48
DEATH BENEFITS..................................        49
    Death Benefit Options.......................        49
    Changes to the Initial Specified Amount and
      Death Benefit Options.....................        49
    Death Benefit Proceeds......................        50
POLICY SURRENDERS...............................        51
    Partial Surrender...........................        51
POLICY LOANS....................................        51
LAPSE AND REINSTATEMENT.........................        52
    Reinstatement of a Lapsed Policy............        53
TAX ISSUES......................................        53
    Taxation of Life Insurance Contracts in
      General...................................        53
    Policies That Are MECs......................        54
    Policies That Are Not MECs..................        55
    Other Considerations........................        55
    Fair Market Value of Your Policy............        56
    Tax Status of Lincoln Life..................        56
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS..................................        57
LEGAL PROCEEDINGS...............................        57
FINANCIAL STATEMENTS............................        57
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION........................        58
GLOSSARY OF TERMS...............................        59

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The Policy described in this prospectus is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. It is not meant to be used for speculation, arbitrage, viatical arrangements or other collective investment schemes. The Policy may not be traded on any stock exchange and is not intended to be sold on any secondary market. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance. Benefits of the Policy will be impacted by a number of factors discussed in this prospectus, including adverse investment performance and the amount and timing of Premium Payments.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the Policy currently generates no current taxable gain or loss. Any investment income and realized capital gains within a Sub-Account, or interest from the Fixed Account, is automatically reinvested without being taxed to the Owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your Policy or surrender all or a portion of your Policy. Your Policy can support a variety of personal and business financial planning needs.


Flexibility. The Policy is a flexible premium variable life insurance contract in which flexible Premium Payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment Sub-Account choices within your Policy. With the wide variety of investment Sub-Accounts available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. Premium Payments and policy values you choose to allocate to Sub-Accounts are used by us to purchase shares of funds which follow investment objectives similar to the investment objectives of the corresponding Sub-Account. Those funds are referred to in this prospectus as "Underlying Funds". You should refer to this prospectus and the prospectus for each Underlying Fund for comprehensive information on the Sub-Accounts and the funds. You may also allocate Premiums and policy values to the Fixed Account.




Risks of Your Policy


Fluctuating Investment Performance. Sub-Accounts and policy values in the Sub-Accounts are not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in this prospectus. A comprehensive discussion of each Underlying Fund's objective and risk is found in each Underlying Fund's prospectus. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value (may also be referred to in some riders as "Total Account Value") and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.

Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer all of the balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. Unlike assets held in the Company's Separate Account, of which the Sub-Accounts form a part, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. The general liabilities of the Company include obligations we assume under other types of insurance policies and financial products we sell and it is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. For more information, please see "Lincoln Life, The Separate Account and The General Account" and "Transfers" sections of this prospectus.

Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection. It is unsuitable for short-term goals and is not designed to serve as a vehicle for frequent trading.


Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount or if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. In addition, outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.

Decreasing Death Benefit. Outstanding Policy Loans or any amounts that you have surrendered will reduce your Policy's death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.


Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.

Tax Consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


Tax Treatment of Life Insurance Contracts. Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract ("MEC") whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.


Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy's qualification as life insurance or may have other tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning or surrendering your Policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.



Table I describes the fees and expenses that you will pay at the time you purchase your Policy, surrender your Policy, or transfer policy values between Sub-Accounts.




                      Table I: Transaction Fees
                                    When Charge               Amount
         Charge                     is Deducted              Deducted
 Maximum sales charge        When you pay a Premium.        5.0%.
 imposed on Premiums
 Maximum Premium Tax         When you pay a Premium.        5.0%1

                                                Table I: Transaction Fees
                                             When Charge                                       Amount
           Charge                            is Deducted                                      Deducted
 Deferred Acquisition Cost        When you pay a Premium.                1.0%
 (DAC) Tax
 Surrender Charge                 Upon Full Surrender of your            There is no charge for surrendering your Policy.
                                  Policy.
 Partial Surrender Fee            When you take a Partial                There is no charge for a Partial Surrender.
                                  Surrender of your Policy.
 Maximum Fund Transfer            Applied to any transfer request        $25
 Fee                              in excess of 24 made during
                                  any Policy Year.


     1 Charges range from 0.0% to 5.0%, depending on the state of issue.


Table II describes the fees and expenses that you will pay periodically during the time that you own your Policy, not including the fund operating expenses shown in Table III.



                     Table II: Periodic Charges Other Than Fund Operating Expenses
                                     When Charge                            Amount
            Charge                   is Deducted                           Deducted
 Cost of Insurance*                 Monthly
 A dollar amount per
 $1,000 of Net Amount at
 Risk
  Maximum Charge1                                      $34.26 per $1,000.
  Minimum Charge                                       $0.00 per $1,000.
  Maximum Charge for a                                 $0.22 per $1,000.
  Representative
  Insured: male, age 45,
  nonsmoker.
 Mortality and Expense              Monthly            A percentage of the value of the Sub-Accounts,
 Risk Charge ("M&E")                                   guaranteed at a maximum effective annual rate
                                                       of 0.50%.
 Administrative Fee*                Monthly
 Flat Fee                                              A maximum flat fee of $10 in all years; plus:
 In addition, a monthly fee
 per $1,000 of Specified
 Amount:
  Maximum Charge                                       $0.17 per $1,000.
  Minimum Charge                                       $0.00 per $1,000.
  Maximum Charge for a                                 $0.17 per $1,000.
  Representative
  Insured: male, age 45.

                Table II: Periodic Charges Other Than Fund Operating Expenses
                              When Charge                           Amount
         Charge               is Deducted                          Deducted
 Policy Loan Interest        Annually           The greater of 3.5%, or Moody's Investors
                                                Service, Inc. Corporate Bond Yield Average -
                                                Monthly Average Corporates for the calendar
                                                month which ends two months prior to the
                                                Policy Anniversary.





           Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                   When Charge                         Amount
           Charge                  is Deducted                        Deducted
 Rider Charges                                       Individualized based on optional Rider(s)
                                                     selected.
 Term Insurance Rider*            Monthly
 A dollar amount per
 $1,000 of Net Amount at
 Risk.
  Maximum Charge1                                    $34.26 per $1,000.
  Minimum Charge                                     $0.00 per $1,000.
  Maximum Charge for a                               $0.22 per $1,000.
  Representative
  Insured: male, age 45,
  nonsmoker.
  Alternative Policy Loan         N/A                There is no charge for this rider.
  Rider
  Enhanced Surrender              N/A                There is no charge for this rider.
  Value Rider
  Adjustable Benefit              N/A                There is no charge for this rider.
  Enhancement Rider
  Customized Benefit              N/A                There is no charge for this rider.
  Enhancement Rider
  Change of Insured               N/A                There is no charge for this rider.
  Rider
  Surrender Value and             N/A                There is no charge for this rider.
  Loan Spread
  Enhancement Rider


  * These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.



  1 Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.

Table III shows the annual fund fees and expenses that are deducted daily from the Underlying Funds in which your Sub-Account invests. The table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time you own your Policy. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


These fees and expenses may change at any time.



 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Maximum        Minimum
 Total management fees, distribution and/or service        1.87% 1         0.23%
 (12b-1) fees, and other expenses.



  1 The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Underlying Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.66%. These waivers and reductions generally extend through April 30, 2015 but may be terminated at any time by the Underlying Fund. Refer to the Underlying Fund's prospectus for specific information on any waivers or reductions in effect. The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the Underlying Funds which operate as Fund of Funds. Refer to such Underlying Fund's prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by it, if any. In addition, certain Underlying Funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("Redemption Fees") not reflected in the table above. As of the date of this prospectus, none have done so. Redemption Fees are discussed in the Market Timing section of this prospectus and further information about Redemption Fees is contained in the prospectus for such Underlying Fund, copies of which accompany this prospectus or may be obtained by calling 1-877-533-0117.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

The Lincoln National Life Insurance Company (Lincoln Life, the Company, we, us, our) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation
(LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under "How to Obtain More Information." Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.


The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "SEC" or the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "Separate Account." We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.

You may also allocate your Premium Payments and policy values in whole or in part to the Fixed Account ("Fixed Account"). In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claims payments.


State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.LincolnFinancial.com.



Fund Participation Agreements


In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, we must perform certain administrative services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0.00% and 0.49% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund's advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/ or certain affiliates amounts to participate in sales meetings. This compensation may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Century Investments Variable Portfolios, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lincoln Variable Insurance Products Trust, PIMCO Variable Insurance Trust and Wells Fargo Variable Trust.

Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund's average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.




Distribution of the Policies and Compensation

The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company's Principal Underwriter, Lincoln Financial Distributors, Inc. ("LFD"). The Company's affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Services Corporation (collectively, "LFN"), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.


The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and 20% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on accumulation value.


In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and "non-cash compensation." "Non-cash compensation", as defined under FINRA's rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.

Broker-dealers or their affiliates may be paid additional amounts for: (1) "preferred product" treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.


Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.




Sub-Accounts and Funds

The variable investment options in the Policy are Sub-Accounts of the Separate Account. Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.


We create Sub-Accounts and select the Underlying Funds based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional purchase payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the factors and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.


Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Underlying Fund in rising equity markets relative to other Underlying Funds. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Underlying Fund prospectus.

Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contractholders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.


There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund's prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.

Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.


The Underlying Funds and their investment advisors/subadvisors and objectives are listed below. Comprehensive information on each Underlying Fund, its objectives and past performance may be found in that Underlying Fund's prospectus or summary prospectus. Prospectuses for each of the Underlying Funds listed below accompany this prospectus and are available by calling 1-877-533-0117 or by referring to the contact information provided by the Underlying Fund's on the cover page of its summary prospectus.



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


      o Invesco V.I. Growth and Income Fund (Series I Shares): Long-term growth of capital and income.
       This fund will be closed as of May 31, 2014. Consult your financial advisor.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
       L.P.

      o AllianceBernstein VPS Global Thematic Growth Portfolio (Class A):
Long-term growth of capital.

      o AllianceBernstein VPS Growth and Income Portfolio (Class A): Long-term growth of capital.

       This fund is available only to existing Cases as of May 2, 2011. Consult your financial advisor.


      o AllianceBernstein VPS International Value Portfolio (Class A):
       Long-term growth of capital.

       This fund is available only to existing Cases as of May 1, 2012. Consult your financial advisor.


      o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A):
       Long-term growth of capital.

American Century Variable Portfolios II, Inc., advised by American Century
      Investment Management, Inc.

      o Inflation Protection Fund (Class II): Long-term total return using a strategy that seeks to protect against U.S. inflation.

       This fund is available only to existing Cases as of May 17, 2010. Consult your financial advisor.



American Funds Insurance Series (Reg. TM), advised by Capital Research and
      Management Company.


      o Bond Fund (Class 2): To provide as high a level of current income as is consistent with the preservation of capital.


      o Global Growth Fund (Class 2): Long-term growth of capital.

      o Global Small Capitalization Fund (Class 2): Long-term capital growth.

      o Growth Fund (Class 2): Capital growth.

      o Growth-Income Fund (Class 2): Long-term growth of capital and income.

      o High-Income Bond Fund (Class 2): To provide investors with a high level of current income; capital appreciation is the secondary consideration.

      o International Fund (Class 2): Long-term growth of capital.


      o U.S. Government/AAA-Rated Securities Fund (Class 2): To provide a high level of current income consistent with preservation of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC


      o BlackRock Equity Dividend V.I. Fund (Class I): Long-term total return and current income.


      o BlackRock Global Allocation V.I. Fund (Class I): High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company.*

      o Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.

      o Emerging Markets Series (Standard Class): Long-term capital appreciation.

      o High Yield Series (Standard Class): Total return and, as a secondary objective, high current income.

       This fund is available only to existing Cases as of May 17, 2010. Consult your financial advisor.


      o Limited-Term Diversified Income Series (Standard Class): Maximum total return, consistent with reasonable risk.

      o REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.

      o Small Cap Value Series (Standard Class): Capital appreciation.

      o Smid Cap Growth Series (Standard Class): Long-term capital appreciation.

      o U. S. Growth Series (Standard Class): Long-term capital appreciation.

      o Value Series (Standard Class): Long-term capital appreciation.


DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc. and subadvised by RREEF America L.L.C.

      o DWS Alternative Asset Allocation VIP Portfolio (Class A)(2): Capital appreciation.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management & Research Company and subadvised by FMR Co., Inc.

      o Contrafund (Reg. TM) Portfolio (Service Class): Long-term capital appreciation.

      o Freedom 2020 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2030 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2040 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom 2050 PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.

      o Freedom Income PortfolioSM (Service Class)(2): High total return with a secondary objective of principal preservation.


      o Growth Portfolio (Service Class): To achieve capital appreciation.


      o Investment Grade Bond Portfolio (Service Class): As high a level of current income as is consistent with the preservation of capital.


      o Mid Cap Portfolio (Service Class): Long-term growth of capital.

      o Overseas Portfolio (Service Class): Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund, the Templeton Global Bond Securities Fund, and the Franklin U.S. Government Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.


      o Franklin Income VIP Fund (Class 1): To maximize income while maintaining prospects for capital appreciation.
       (formerly Franklin Income Securities Fund)

      o Franklin Mutual Shares VIP Fund (Class 1): Capital appreciation; income is a secondary consideration.
       (formerly Mutual Shares Securities Fund)

      o Franklin Rising Dividends VIP Fund (Class 1): Long-term capital appreciation; preservation of capital is also an important consideration.
       (formerly Franklin Rising Dividends Securities Fund)

      o Franklin Small Cap Value VIP Fund (Class 2): Long-term total return. (formerly Franklin Small Cap Value Securities Fund)

      o Franklin Small-Mid Cap Growth VIP Fund (Class 1): Long-term capital growth.
       (formerly Franklin Small-Mid Cap Growth Securities Fund)

      o Franklin U.S. Government Securities VIP Fund (Class 1): Income. (formerly Franklin U.S. Government Fund)

      o Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
       (formerly Templeton Global Bond Securities Fund)



Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset
      Management, L.P.


      o Goldman Sachs VIT Global Markets Navigator Fund (Service Shares): To seek to achieve investment results that approximate the GS Global Markets Navigator Index (Reg. TM).
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o Goldman Sachs VIT Mid Cap Value Fund (Service Shares): Long-term capital appreciation.

JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.


      o JPMorgan JPMIT Core Bond Portfolio (Class 1): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.


Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund
       Advisor, LLC.

      o ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.
       (Subadvised by ClearBridge Investments, LLC)

      o ClearBridge Variable Small Cap Growth Portfolio (Class I): Long-term growth of capital.
       (Subadvised by ClearBridge Investments, LLC)



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
       Advisors Corporation.


      o LVIP AQR Enhanced Global Strategies Fund (Standard Class): Long-term growth of capital.
       (Subadvised by AQR Capital Management, LLC)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
       (Subadvised by BAMCO, Inc.)


      o LVIP BlackRock Emerging Markets RPM Fund (Standard Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.


      o LVIP BlackRock Equity Dividend RPM Fund (Standard Class): Reasonable income by investing primarily in income-producing equity securities.

       (Subadvised by BlackRock Investment Management LLC)


      o LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
       (Subadvised by BlackRock Financial Management, Inc.)


      o LVIP BlackRock Multi-Asset Income Fund (Standard Class): To maximize current income; capital appreciation is a secondary objective. (Subadvised by BlackRock Investment Management LLC)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Capital Growth Fund (Standard Class): Capital growth. (Subadvised by Wellington Management Company, LLP)

      o LVIP Clarion Global Real Estate Fund (Standard Class): Total return through a combination of current income and long-term capital appreciation.

       (Subadvised by CBRE CLARION SECURITIES LLC)

      o LVIP Columbia Small-Mid Cap Growth RPM Fund (Standard Class): Capital appreciation.
       (Subadvised by Columbia Management Investment Advisers, LLC)


      o LVIP Delaware Bond Fund (Standard Class): Maximum current income (yield) consistent with a prudent investment strategy.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Diversified Floating Rate Fund (Standard Class): Total return.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Standard Class): Long-term capital growth.
       (Subadvised by Delaware Management Company)*

       This fund is available only to existing Cases as of May 18, 2009. Consult your financial advisor.


      o LVIP Delaware Growth and Income Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Social Awareness Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*

      o LVIP Delaware Special Opportunities Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by Delaware Management Company)*


      o LVIP Dimensional Non-U.S. Equity RPM Fund (Standard Class)(2):
       Long-term capital appreciation.

      o LVIP Dimensional U.S. Equity RPM Fund (Standard Class)(2): Long-term capital appreciation.


      o LVIP Dimensional/Vanguard Total Bond Fund (Standard Class): Total return consistent with preservation of capital.


      o LVIP Franklin Templeton Multi-Asset Opportunities Fund (Standard Class): Long-term growth of capital.
       (Subadvised by Franklin Advisers)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP Global Income Fund (Standard Class): Current income consistent with preservation of capital.
       (Subadvised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)


      o LVIP Goldman Sachs Income Builder Fund (Standard Class): To seek a balance of current income and capital appreciation.
       (Subadvised by Goldman Sachs Asset Management, L.P.)
       This fund will be available on or about May 1, 2014. Consult your financial Advisor.


      o LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.

       (Subadvised by J.P. Morgan Investment Management Inc.)


      o LVIP JPMorgan Mid Cap Value RPM Fund (Standard Class): Long-term capital appreciation.

       (Subadvised by J.P. Morgan Investment Management Inc.)

      o LVIP Managed Risk Profile 2010 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2020 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2030 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2040 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile 2050 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.

      o LVIP Managed Risk Profile Conservative Fund (Standard Class)(2): A high level of current income with some consideration given to growth of capital.

      o LVIP Managed Risk Profile Growth Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP Managed Risk Profile Moderate Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


      o LVIP MFS International Growth Fund (Standard Class): Long-term capital appreciation.
       (Subadvised by Massachusetts Financial Services Company)

      o LVIP MFS Value Fund (Standard Class): Capital appreciation. (Subadvised by Massachusetts Financial Services Company)

      o LVIP Mid-Cap Value Fund (Standard Class): Long-term capital appreciation.
       (Subadvised by Wellington Management Company, LLP)

      o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
       (Subadvised by Mondrian Investment Partners Limited)

      o LVIP Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
       (Subadvised by Delaware Management Company)


      o LVIP Multi-Manager Global Equity RPM Fund (Standard Class)(2):
       Long-term growth of capital.
       This fund will be available on or about May 1, 2014. Consult your financial advisor.

      o LVIP PIMCO Low Duration Bond Fund (Standard Class): To seek a high level of current income consistent with preservation of capital. (Subadvised by Pacific Investment Management Company)
       This fund will be available on or about May 1, 2014. Consult your financial advisor.


      o LVIP SSgA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Conservative Index Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.

      o LVIP SSgA Conservative Structured Allocation Fund (Standard Class)(2):
       A high level of current income, with some consideration given to growth of capital.

      o LVIP SSgA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Global Tactical Allocation RPM Fund (Standard Class)(2):
       Long-term growth of capital.

       (Subadvised by SSgA Funds Management, Inc.)


      o LVIP SSgA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Moderate Index Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA Moderate Structured Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

      o LVIP SSgA Moderately Aggressive Index Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

      o LVIP SSgA S&P 500 Index Fund (Standard Class)(1): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small U.S.

       companies.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP SSgA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
       (Subadvised by SSgA Funds Management, Inc.)

      o LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term capital growth.
       (Subadvised by T. Rowe Price Associates, Inc.)

      o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
       (Subadvised by T. Rowe Price Associates, Inc.)

      o LVIP Templeton Growth RPM Fund (Standard Class): Long-term capital growth.

       (Subadvised by Templeton Investment Counsel, LLC)


      o LVIP UBS Large Cap Growth RPM Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.

       (Subadvised by UBS Global Asset Management (Americas) Inc.)


      o LVIP Vanguard Domestic Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.


      o LVIP Vanguard International Equity ETF Fund (Standard Class)(2):
      Long-term capital appreciation.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
      Services Company

      o Growth Series (Initial Class): Capital appreciation.


      o New Discovery Series (Initial Class): Capital appreciation.


      o Total Return Series (Initial Class): Total return.

      o Utilities Series (Initial Class): Total return.


PIMCO Variable Insurance Trust, advised by PIMCO

      o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Administrative Class): Maximum real return.


      o PIMCO VIT Total Return Portfolio (Administrative Class): Maximum total return, consistent with preservation of capital and prudent investment management.



T. Rowe Price Equity Series, Inc., advised by T. Rowe Price Associates, Inc.

      o T. Rowe Price Equity Income Portfolio: To provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.



Wells Fargo Variable Trust, advised by Wells Fargo Funds Management, LLC.

      o Wells Fargo Advantage (Reg. TM) VT Discovery Fund (Class 2): Long-term capital appreciation.
       (Subadvised by Wells Capital Management, Inc.)


  * Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

  (1) "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

  (2) These are "Fund of Funds" and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

Sub-Account Availability and Substitution of Funds


Lincoln Life may close Sub-Accounts and may seek to substitute shares of other funds as the Underlying Fund in which a Sub-Account invests if:


1) the shares of any Underlying Fund should no longer be available for investment by the Separate Account; or

2) the Sub-Account has not attracted significant Owner allocations; or

3) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.


We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your Policy as required to reflect any withdrawal or substitution of Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced.




Voting Rights


The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.

Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Owner provide their voting instructions to the Company. Even though Owners may choose not to provide voting instruction, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instruction will be voted by the Company in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.



POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

The current charges for Premium Load and mortality and expense risk vary by specific criteria of your Policy. These criteria include:

o the initial policy Premium, and the total Premiums expected to be paid,
o total assets under management with the Company,

o the purpose for which the Policies are being purchased,

o the level of plan administration services required.


Differences in charges will not be unfairly discriminatory to any Owners. Specific charges are shown on the Policy Specifications page.

In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses are incurred by the Underlying Funds (including 12b-1 fees for Class 2 shares and other expenses) and are deducted from Underlying Fund assets. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund's prospectus.

The Monthly Deductions, including the Cost of Insurance Charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account unless you or the Company agree otherwise. The Monthly Deductions are made on the "Monthly Anniversary Day," which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Deduction Day is non-existent for that month, or is not a Valuation Day, then the Monthly Deduction Day is the next Valuation Day.

For Policies issued prior to December 27, 2010, if the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction.

For Policies issued on or after December 27, 2010, if the total value of the Sub-Accounts and Fixed Account is insufficient to cover the current Monthly Deduction, all coverage under your Policy will lapse. You have a Grace Period, as described in the section entitled "Lapse and Reinstatement", to pay an amount that will prevent the lapse from occurring.




Premium Load; Net Premium Payment


We deduct a portion from each Premium Payment. This amount, referred to as "Premium Load," covers a portion of the sales expenses incurred by the Company and certain policy-related state and federal tax liabilities. The Premium Payment, after deduction of the Premium Load, is called the "Net Premium Payment." Target Premium is based on the maximum annual Premium allowed under the Internal Revenue Code for a policy which is not a MEC, providing a death benefit equal to the Specified Amount and paying seven level, annual Premiums. See the Tax Issues section later in this prospectus. The Target Premium is shown in the Policy Specifications.


Sales Charge.  The current sales charge ranges are:


                     Portion of Premium        Portion of Premium
                         Paid up to            Paid greater than
 Policy Years          Target Premium            Target Premium
--------------      --------------------      -------------------
       1                   3.5%                      1.0%
       2                   3.0%                      1.0%
      3-4                  2.0%                      1.0%
      5-7                  1.5%                      1.0%
      8+                   1.0%                      1.0%

The sales charge is guaranteed to be no higher than 5.0% of the total Premium paid in any Policy Year.

Premium Tax. We deduct an explicit premium tax equal to state and municipal premium tax from each Premium Payment. The tax ranges from 0% to 5% depending upon the state of issue.


Deferred Acquisition Cost (DAC) Tax. We deduct a 1.0% charge from each Premium Payment to help offset the Company's tax liability associated with the Policy's acquisition costs.

For the purpose of calculating current and maximum Premium Loads, an increase in Specified Amount is treated as a newly issued policy.



Surrender Charges

There are no Surrender Charges for your Policy.



Partial Surrender Fee

There is no Surrender Charge or Administrative Fee imposed on Partial
Surrenders.



Transfer Fee

The Company reserves the right to charge $25 for each transfer after the twenty-fourth transfer per Policy Year.



Mortality and Expense Risk Charge


We assess a monthly Mortality and Expense Risk Charge ("M&E") as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the Insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated.

Current Mortality and Expense Risk Charges, on an annualized basis, are within the ranges below, based on the level of average annual Planned Premium:



                       Annualized Mortality
  Policy Years         Expense Risk Charge
----------------      ---------------------
      1-10                 0.10%-0.30%
      11-20                0.10%-0.15%
  21 and after                0.10%


The Company reserves the right to increase the Mortality and Expense Risk Charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.50%.




Cost of Insurance Charge

A significant cost of variable life insurance is the "Cost of Insurance Charge". This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.


The Cost of Insurance Charge for your Policy depends on the current "Net Amount at Risk". The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured's death under any riders, minus the Policy's Accumulation Value. Because the Accumulation Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.

The Cost of Insurance Charge is determined by subtracting the Accumulation Value from the death benefit at the beginning of the Policy Month, and multiplying the result (the "Net Amount at Risk") by the applicable current cost of insurance rate as determined by the Company. The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy's specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy's duration, the age, gender (in accordance with state law) and underwriting category of the Insured. Please note that it will generally increase each Policy Year as the Insured ages and are lower for healthy individuals. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in "Table II: Periodic Charges Other Than Fund Operating Expenses" in this prospectus.



Administrative Fee


The monthly Administrative Fee as of the date of policy issue is $6.00 per month in all Policy Years. The Company may change this fee after the first Policy Year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month. There is an additional charge per $1,000 of Specified Amount that varies with the Insured's age. This charge will never exceed $0.17 per $1,000 of Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.




Policy Loan Interest


If you borrow against your Policy, interest will accrue on the loan balance. The interest rate will be the greater of 3.5%, or Moody's Investors Service, Inc. Corporate Bond Yield Average - Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary. You may obtain the applicable monthly average at any time by contacting the Company. The interest rate will never exceed the maximum interest rate allowed by law in the state in which the Policy is issued.

We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate at least 30 days before the new rate becomes effective.




Rider Charges


Term Insurance Rider. This optional rider provides term life insurance on the life of the Insured, which is annually renewable to attained age 100. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age and underwriting category of the Insured. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.




Case Exceptions


We reserve the right to reduce Premium Loads or any other charges on certain multiple life sales ("Cases") where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:


o the number of lives to be insured,

o the total Premiums expected to be paid,

o total assets under management with the Company,


o the nature of the relationship among the Insured individuals,

o the purpose for which the Policies are being purchased,


o expected persistency of the individual policies, and

o any other circumstances which we believe to be relevant to the expected reduction of our expenses.

Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Owners.



YOUR INSURANCE POLICY

Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured. The Policy and the application constitute the entire contract between you and Lincoln Life.


If we obtain appropriate approvals from Owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.


The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; Surrender Charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as "Policy Date", "Effective Date" or "Policy Effective Date" (or "Rider Date", "Rider Effective Date") refer to the date that coverage under the Policy (or rider) becomes effective. Terms such as "Issue Date", "Date of Issue", or "Policy Issue Date" (or "Rider Issue Date") generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that. For example, the period of time we may have to contest a claim submitted in the first couple of years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.


When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.


Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured will need to prove current insurability and there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.

The Date of Issue is the date on which we begin life insurance coverage. This is the date from which Policy Years, Policy Anniversary and age are determined.



Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.


We cannot process your requests for transactions relating to the Policy until we have received the request in "Good Order" at our Home Office. "Good Order" means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

We allow telephone or other electronic transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.




Application


If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and examination of the proposed Insured. Based on our review of medical information about the proposed Insured, if required, we may decline to provide insurance, or we may place the proposed Insured in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured's age, underwriting category, the Policy duration, and the current Net Amount at Risk.

A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the Insured.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies for a Policy. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.




Owner

The Owner on the date of policy issue is designated in the Policy
Specifications. You, as Owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) either of two life insurance qualification methods;

3) the amount and frequency of Premium Payments; and

4) the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.


You are entitled to exercise rights and privileges of your Policy as long as the Insured is living and before the maturity date. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, and assign the Policy. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and, to the extent possible, the address and contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries.




Right to Examine Period

You may return your Policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the "Right to Examine Period". If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you the greater of (a) all Premium Payments less any Indebtedness;

or (b) the sum of (i) the Accumulation Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms. If a Premium Payment was made by check, there may be a delay until the check clears.

If your Policy is issued in a state that requires return of Premium Payments, any Net Premium Payments received by us within ten days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated. If your Policy is issued in a state that provides for return of value, any Net Premium Payments received before the end of the Right to Examine Period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated. In all cases, if the Policy is returned for cancellation within the Right to Examine Period, we will return to you the greater of (a) all Premium Payments less any Indebtedness; or (b) the sum of (i) the Accumulation Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms.



Initial Specified Amount

You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.



Transfers


You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund's objective and investment policy before allocating money to the Sub-Accounts.


Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. The Company reserves the right to charge $25 for each transfer request after the twenty-fourth request per year. Due to these limitations, if you want to transfer all of your Policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.


We reserve the right to restrict transfers of a portion of the Fixed Account Value to one or more Sub-Accounts to a period within 45 days following the Policy Anniversary. The transfer will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1,000. Due to these limitations, if you want to transfer all of your policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.


Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.


Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the NYSE (generally 4pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the NYSE may close before 4pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.




Market Timing


Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.

In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in "Transfers", above. In such case, our rights and obligations will be as described in "Transfers". Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.


You should be aware that the purchase and redemption orders received by Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific Underlying Fund policies and procedures.

We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.

Once an Owner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 to 2 business days of our discovery of such acceptance. We will impose this "original signature" restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.

Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.


Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.




Dollar Cost Averaging

Dollar Cost Averaging systematically transfers specified dollar amounts from the money market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force.

By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.

Dollar Cost Averaging terminates automatically:

1) if the value in the money market Sub-Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing, with adequate authentication;

3) after 12 or 24 months (as elected on your application); or

4) if your Policy is surrendered.



Automatic Rebalancing

You may elect to participate in Automatic Rebalancing. There is currently no charge for this program.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your Policy from time to time. Riders may alter the benefits or charges in your Policy, rider availability and benefits may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict or enhance the terms of your Policy, or of other riders in force. Consult your financial and tax advisors before adding riders to, or deleting them from, your Policy.


Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event.

Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount.

The cost of the rider is added to the Monthly Deductions, and is based on the Insured's premium class, issue age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.


The rider's death benefit is included in the total death benefit paid under the Policy.

Alternative Policy Loan Rider. The Policy can be issued with an Alternative Policy Loan Rider. There is no charge for this rider. The rider must be elected at application and may not be available on all policies. The rider may be added after issue with the Company's consent. This rider allows an Owner to borrow a portion of the Surrender Value of the Policy, as defined in the section of the prospectus headed "Policy Surrenders," without removing cash value from the Fixed Account and Sub-Accounts or transferring any amount to the loan balance, subject to certain limitations. See the section headed "Maximum Alternative Policy Loan Balance" for more information.

The standard Policy Loan provision remains available when this rider is in effect. An alternative Policy Loan may be taken in lieu of, or in addition to, a standard Policy Loan.


Alternative Policy Loan. If the Policy has a Surrender Value, you may request to take an alternative Policy Loan. Outstanding alternative Policy Loans and accrued interest reduce the Policy's Surrender Value and death benefit. The Company will grant an alternative Policy Loan against the Policy provided:


a) a loan agreement is properly executed;

b) a satisfactory assignment of the Policy to the Company is made; and

c) the alternative Policy Loan balance does not exceed the maximum alternative Policy Loan balance.
     (See the section headed "Maximum Alternative Policy Loan Balance" for more information.)


An assignment of the Policy to the Company authorizes the Company to collect a portion of the Policy's account value or death benefit equal to the amount of any alternative Policy Loan balance at the time the Policy is surrendered or a death benefit becomes payable. If an alternative Policy Loan balance is outstanding when the Policy is surrendered or when the Insured dies, the amount collected by the Company through the assignment will reduce the amount otherwise payable as surrender proceeds or as a death benefit.


Alternative Policy Loan Balance. The amount of any outstanding alternative Policy Loan, plus any due and unpaid interest.

Maximum Alternative Policy Loan Balance. On each Valuation Day, the maximum alternative Policy Loan balance is the sum of:


1. the balance in the money market Sub-Account account multiplied by 0.90, and

2. the alternative Policy Loan factor multiplied by

     a) the sum of the Fixed Account Value and the Sub-Account value, less

     b) the value in the money market Sub-Account

The Sub-Account value is the sum of the current values of all Sub-Accounts in which you have invested. The alternative Policy Loan factor on the Date of Issue is shown on the Policy Specifications page. The Company may change the available maximum alternative Policy Loan balance based on market conditions, the interest rate environment, and the total value of the Fixed Account and the Sub-Accounts, including the money market account. A change in the maximum alternative Policy Loan balance will be based on a change in the alternative Policy Loan factor. If the maximum alternative Policy Loan balance is reduced, the amount of any alternative Policy Loan balance which exceeds the reduced maximum alternative Policy Loan balance will effect a transfer to the money market account from the Fixed Account and other Sub-Accounts as follows. We will notify you in writing if the maximum alternative Policy Loan balance is reduced or there is a transfer to the money market account from the Fixed Account and the other Sub-Accounts.


There will be a transfer to the money market account from the Fixed Account and the other Sub-Accounts:

  a) on any Monthly Anniversary Day when the alternative Policy Loan balance exceeds the maximum alternative Policy Loan balance, or


  b) on any day when the alternative Policy Loan balance exceeds the maximum alternative Policy Loan balance by more than 5%.


If there is a transfer to the money market account from the Fixed Account and the other Sub-Accounts, the amount transferred will be equal to:

  a) the difference between the alternative Policy Loan balance and the maximum alternative Policy Loan balance, divided by

     b) 0.90 minus the alternative Policy Loan factor.


The amount of such transfers from the Fixed Account and the other Sub-Accounts will be in proportion to the account value allocated to those accounts. If you wish to prevent conversion to a standard Policy Loan, you may instruct us to transfer a portion of the alternative Policy Loan balance from the Fixed Account and Sub-Accounts to the Lincoln money market fund in order to maintain an alternative Policy Loan balance which does not exceed the maximum alternative Policy Loan balance. These transfers do not count against the free transfers available.


Total Loan Balance. This is the total amount of all outstanding Policy Loans, whether taken as a standard Policy Loan or as an alternative Policy Loan. The total loan balance may not exceed 90% of the Accumulation Value of the Policy.


Total Loan Balance Repayment. The total loan balance will be reduced by the amount of any repayment of the alternative Policy Loan or standard Policy Loan. Any repayment of Indebtedness, other than loan interest, will be applied first to any standard Policy Loans until paid, then to any alternative Policy Loan balance, unless otherwise agreed to in writing by you and the Company

Alternative Policy Loan Interest. Interest will accrue on the alternative Policy Loan balance. Interest charged on the alternative Policy Loan balance accrues daily and is payable annually on each Policy Anniversary or as otherwise agreed to in writing by you and the Company. The accrued loan interest amount, if not paid, will be added to the alternative Policy Loan balance.

The interest rate charged on the alternative Policy Loan balance is based on a published monthly average. The maximum monthly average will be "Moody's Corporate Bond Yield Average - Monthly Average Corporates" as published by Moody's Investors Service, Inc., or any successor to that service. You may obtain the applicable monthly average at any time by contacting the Company.

The interest rate charged on the alternative Policy Loan balance during any Policy Year will not exceed the maximum rate for that year. The maximum rate will be the greater of:

1) Moody's Investors Service, Inc. Corporate Bond Yield Average - Monthly Average Corporates for the calendar month which ends two months before the month in which the Policy Anniversary occurs; or

2) 4.25%

The maximum interest rate charged is limited only by the maximum interest rate allowed by law in the state in which the Policy is issued.


We may change the interest rate charged on the alternative Policy Loan balance during the Policy Year. We will notify you of the current alternative Policy Loan Interest rate at the time the alternative Policy Loan is requested. We will notify you in writing within 30 days if there is a change in the loan interest rate applicable to any existing alternative Policy Loan balance.

Transfer of Loan Balances. You may request in writing to transfer all, or a portion, of the alternative Policy Loan balance to the standard Policy Loan balance. You may also request in writing to transfer all, or a portion, of a standard Policy Loan balance to the alternative Policy Loan balance as long as this does not cause the alternative Policy Loan balance to exceed the maximum alternative Policy Loan balance. Converting all or a portion of an alternative Policy Loan balance to a standard Policy Loan will cause an amount equal to the converted loan balance to be transferred from the Fixed Account and Sub-Accounts to the Loan Collateral Account in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time. Converting all or a portion of a standard Policy Loan balance to an alternative Policy Loan will cause an amount equal to the converted loan balance amount to be transferred from the Loan Collateral Account to the Fixed Account and Sub-Accounts in proportion to the account value allocated to the Fixed Account and Sub-Accounts at that time.


The effective rate of interest for a standard Policy Loan will not exceed 1.25%, based on the difference between the rate of interest charged on the outstanding Policy Loan balance and the rate of interest credited on amounts transferred to the loan balance. Because an alternative Policy Loan does not cause any portion of the policy value to be transferred to the loan balance, the effective rate of interest for an alternative Policy Loan will be the difference between the rate of interest charged on the alternative Policy Loan balance and the performance of the Sub-Accounts to which account value has been allocated. Therefore, the effective rate of interest for an alternative Policy Loan could be higher or lower than the effective rate of interest for a standard Policy Loan. The benefit, if any, of choosing an alternative Policy Loan over a standard Policy Loan will depend on the investment experience of the Sub-Accounts.

Customized Benefit Enhancement Rider: The Policy can be issued with a Customized Benefit Enhancement Rider ("CBE") at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Enhanced Surrender Value Rider or the Surrender Value and Loan Spread Enhancement Rider.


The rider provides a Customized Benefit Enhancement ("CBE") which is an amount that may be added to the Surrender Value provided under the Policy. The CBE, if any, will be available only upon the Eligible Surrender of your Policy. An "Eligible Surrender" is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to
Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The amount of the CBE is not a value used when determining whether a Policy will Lapse or in calculating amounts available for Policy loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the CBE Amount (that portion of the CBE Balance, see below, that is available to be paid upon an Eligible Surrender) is not payable.

In calculating the CBE, we first determine the "CBE Balance". The CBE Balance is the basis for determining the CBE Amount available to you each Policy Year. The CBE Balance at issue is used to establish the CBE Schedule (explained below). After the initial calculation, on each subsequent Policy Anniversary, a new CBE Balance is calculated for the next Policy Year and may subsequently be adjusted based on any Partial Surrender activity throughout the year. We also consider whether or not a term insurance rider has been chosen. These calculations are explained below.


The CBE Schedule reflects (a) the Policy Years during which the CBE will be available to you; (b) the CBE Percentage Rates; and (c) the Maximum CBE Percentage Rates, which are used with a Term Blend Adjustment Factor, as described further below, to determine the portion of the CBE Balance (or "CBE Amount"), that is available to you each year upon the Eligible Surrender of your Policy. The CBE Percentage Rates and the Maximum CBE Percentage Rates are shown on the Rider Specification page of your Policy.

Upon the Eligible Surrender of your Policy during the CBE Schedule, the CBE Amount used in calculating the surrender proceeds paid will be only the amount calculated as being available for the then current Policy Year as shown in the CBE Schedule. The CBE Schedule and CBE Percentage Rates that best suit your financial needs are determined during the financial underwriting process and will not change after the issuance of the Policy with this Rider.

Under the terms of the rider, in determining the amount of your Surrender Proceeds, in lieu of the Surrender Value as described in the Policy, we will pay an amount equal to:

     a. the Net Accumulation Value, less;

     b. any accrued loan interest not yet charged; plus

     c. the CBE Amount, if any.


As noted above, in determining the CBE Balance and CBE Amount we consider whether or not you have elected a term insurance rider. Accordingly, assuming you effect an Eligible Surrender:

1. For Policies without a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium; minus (b) the sum of any Partial Surrenders. The CBE Amount payable in the first Policy Year, will be determined on any Valuation Day by multiplying (a) the CBE Balance; by (b) the applicable CBE Percentage Rate.

The following example demonstrates a hypothetical Customized Benefit Enhancement calculation at the end of the first Policy Year.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 40

Policy Specified Amount: $3,000,000

Target Face Amount: $3,000,000

Premium Paid: $120,000.00

Target Premium: $121,113.42

CBE Percentage Rate: 9.0%

Maximum CBE Percentage Rate: 11.0%

Partial Surrender: $0

At the end of the first Policy Year, based on the sample policy above, the CBE Balance can be calculated as the lesser of (a) minus (b), or (c), where:

(a) Premium paid: $120,000.00;


(b) Partial Surrenders: $0;


(c) Target Premium: $121,113.42;


In this example, the CBE Balance calculated at the end of the first Policy Year is $120,000.

Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as (d) times (e), where:


(d) CBE Balance: $120,000;

(e) CBE Percentage Rate: 9.0%;

In this example, the CBE Amount is $10,800.


In each Policy Year after the first (i.e. "Subsequent Policy Year"), the beginning CBE Balance on a Policy Anniversary will be calculated based upon:
(a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year. The CBE Amount payable in a Subsequent Policy Year will be calculated on any Valuation Day by multiplying the then current CBE Balance by the applicable CBE Percentage Rate.

2. For Policies with a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium multiplied by the ratio of the Target Face Amount to the Initial Policy Specified Amount of the base Policy; minus (b) the sum of any Partial Surrenders. The CBE Amount payable in the first Policy Year will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage.


The following example demonstrates a hypothetical Customized Benefit Enhancement calculation at the end of the first Policy Year.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 55

Policy Specified Amount: $1,500,000

Target Face Amount: $2,000,000

Premium Paid: $134,100.00

Target Premium: $100,612.91

CBE Percentage Rate: 10.5%

Maximum CBE Percentage Rate: 11.0%

Minimum Adjustment Factor: 0.75%

Term Blend Adjustment Factor: 0.9375%

Partial Surrender: $10,000

At the end of the first Policy Year, based on the sample policy above, the CBE Balance is calculated as the lesser of (a) minus (b), or (c) times (d) divided by (e), where:

(a) Premium paid: $134,100.00;


(b) Partial Surrenders: $10,000;


(c) Target Premium $100,612.91

(d) Target Face Amount $2,000,000

(e) Policy Specified Amount $1,500,000


In this example, the CBE Balance calculated at the end of the first Policy Year is $124,100.

Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as the lesser of (f) times (g) times (h), or (g) times (i), where:


(f) Maximum CBE Percentage Rate: 11.0%

(g) CBE Balance: $124,100

(h) Term Blend Adjustment Factor: 0.9375%

(i) CBE Percentage Rate: 10.5%;

In this example, the CBE Amount is $12,779.81.

In each of the examples the CBE Amount is added to the Net Accumulation Value (less any accrued loan interest not yet charged) to determine the Surrender Value of the Policy.


In each Subsequent Policy Year, the beginning CBE Balance on a Policy Anniversary will be calculated based upon: (a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year. The CBE Amount then will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage Rate.


The Term Blend Adjustment Factor will equal (1) plus [(2) multiplied by (3)] where:

     (1) is the Minimum Adjustment Factor, as shown on the Rider Specifications page.

     (2) is one minus the Minimum Adjustment Factor.

   (3) is the ratio of the Base Policy Specified Amount to the Target Face Amount, as shown on the Policy Specifications page.

Additional terms to consider:

If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:

1. the amount determined under the death benefit option in effect at the time of the Insured's death less any Indebtedness and overdue deductions calculated as of the Insured's date of death; or


2. an amount equal to the Accumulation Value of the Policy plus any applicable CBE Amount available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Indebtedness and overdue deductions as of the Insured's date of death.

If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.

The CBE calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached.


Earnings Stabilization Rider. The Policy can be issued with an Earnings Stabilization Rider ("ESR") at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Adjustable Benefit Enhancement Rider, Customized Benefit Enhancement Rider or the Surrender Value and Loan Spread Enhancement Rider.

In order to receive the Full Surrender Value and the Earnings Stabilization Enhancement, you must provide us with six months advance notice in writing of your intent to surrender. If you request a Full Surrender without the six months advance notice, you will receive only the Surrender Value of your Policy without any additional amount provided by this rider. The Earnings Stabilization Enhancement will not be paid. We reserve the right to waive this notice requirement at any time. Please contact your financial advisor to determine if a waiver is currently in effect.

This rider provides an Earnings Stabilization Enhancement which is an amount that will be added to the Surrender Value provided under your Policy upon an Eligible Surrender. The Earnings Stabilization Enhancement is available only within the first 10 Policy Years after the Case Date shown on the Rider Specification page of your Policy. A Case is all inforce life insurance policies issued within the same company and the Case Date is the first policy issued under that Case. An "Eligible Surrender" is a Full Surrender of the Policy. Partial Surrenders and withdrawals of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The Earnings Stabilization Enhancement is not an amount or value used when determining whether a Policy will Lapse or in calculating amounts available for Policy Loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the Earnings Stabilization Enhancement is not payable.

Under the terms of the rider, in determining the amount of your Surrender Proceeds in lieu of the Surrender Value as described in your Policy, we will pay an amount equal to:

1. The Surrender Value on the date of the Eligible Surrender; plus

2. The Earnings Stabilization Enhancement, if any.

The Earnings Stabilization Enhancement is calculated each calendar day and is the lesser of (a) or (b), multiplied by (c) where:

     (a) is the Target Enhancement Amount.

     (b) is the Maximum Enhancement Amount.

     (c)  is the Earnings Stabilization Multiplier.

(a) Target Enhancement Amount. On each calendar day, the Target Enhancement Amount is equal to the Target Surrender Value less the Accumulation Value of your Policy and is guaranteed never to be less than zero. To calculate the Target Enhancement Amount, we first determine the Target Surrender Value. On the Policy Date, the Target Surrender Value is equal to the initial Premium paid. Thereafter, on each calendar day, the Target Surrender Value will be calculated as (1), plus (2), minus (3), plus (4), where:

     (1) is the Target Surrender Value as of the prior Monthly Anniversary Day.

     (2) is the sum of all Premiums received since the prior Monthly Anniversary Day.

     (3) is the sum of any Partial Surrenders since the prior Monthly Anniversary Day.

  (4) is daily equivalent interest on items (1) and (2) and (3) calculated using the Target Yield Rate as shown on the Rider Specification Pages and below.

Target Yield Rate. The Target Yield Rates are not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Target Yield Rates are:




 Policy Years        Target Yield Rate        Policy Years        Target Yield Rate
--------------      -------------------      --------------      ------------------
       1                   7.0%                    6                    4.0%
       2                   6.5%                    7                    3.0%
       3                   6.0%                    8                    2.0%
       4                   5.5%                    9                    1.0%
       5                   5.0%                   10                    0.5%



(b) Maximum Enhancement Amount. The Maximum Enhancement Amount is calculated each calendar day while this rider is in effect, as the sum of (1) plus (2), multiplied by (3), and, if applicable, multiplied by (4) where:

     (1) is the Maximum Enhancement Premium.

     (2) is the cumulative Maximum Enhancement Premium for each previous Policy Year.

     (3) is the applicable Maximum Enhancement Rate.

     (4) is the Term Blend Adjustment Factor.

Maximum Enhancement Premium. The Maximum Enhancement Premium for any given year is calculated as the lesser of (1) or (2) where:

  (1) is the sum of the Premiums paid during the Policy Year less the sum of any Partial Surrenders during the Policy Year.

  (2) is the Target Premium for the Policy Year; multiplied by the ratio of the Target Specified Amount to the Basic Policy Specified Amount of your Policy.

Maximum Enhancement Rate. The Maximum Enhancement Rate is expressed as a percentage, is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:




                          Maximum                                    Maximum
 Policy Years        Enhancement Rate        Policy Years        Enhancement Rate
--------------      ------------------      --------------      -----------------
       1                  13.0%                   6                   6.0%
       2                  12.0%                   7                   4.0%
       3                  11.0%                   8                   3.0%
       4                  11.0%                   9                   2.0%
       5                  9.0%                   10                   1.0%



If a term insurance rider is attached to your Policy and in effect, the Maximum Enhancement Amount in any Policy Year will also be multiplied by the Term Blend Adjustment Factor.

Term Blend Adjustment Factor. The Term Blend Adjustment Factor is determined at issue and may change as the result of increases, decreases and Partial Surrender. The Term Blend Adjustment Factor will equal (1) multiplied by (2) plus (3) where:

  (1) is the ratio of the Base Policy Specified Amount to the Target Specified Amount of your Policy, as shown on the Policy Specification page.

     (2) is 0.25

     (3) is 0.75

The Term Blend Adjustment Factor is equal to 1.0 if no term insurance rider is attached to the Policy or if the term insurance rider on the Policy has been terminated after issue.

(c) Earnings Stabilization Multiplier. The Earnings Stabilization Multiplier is calculated by determining the current values of the following:

     (1) the Fixed Account

     (2) money market Sub-Accounts; and

     (3) non-money market Sub-Accounts.

We then take the sum of the cumulative current values invested in each investment allocation noted above to determine the Net Accumulation Value of the Policy. Once the Net Accumulation Value of the Policy is determined, we then calculate the Daily Stabilization Factor applicable to the Policy.

The Daily Stabilization Factor. The Daily Stabilization Factor is calculated daily on each calendar day as (1) minus (2) multiplied by (3), where:

     (1) is 1.

     (2) is 1 minus the Earnings Stabilization Multiplier Floor Rate.

  (3) is the sum of the Fixed Account and money market Sub-Account values of the Policy divided by the Net Accumulation Value.

Earnings Stabilization Multiplier Floor Rate. The Earnings Stabilization Multiplier Floor Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Earnings Stabilization Multiplier Floor Rate is 50.000%.

Once the Daily Stabilization Factor is determined, we then calculate the Earnings Stabilization Multiplier as follows:

In the first Policy Year, the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of all Daily Stabilization Factors since the Policy Date divided by the sum of the number of calendar days since the Policy Date. Thereafter, in each subsequent Policy Year the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of the previous 365 Daily Stabilization Factors divided by 365.

As noted above, in determining the Earnings Stabilization Enhancement we consider whether or not you have elected a term insurance rider.

For Policies without a Term Insurance Rider. The following example demonstrates a hypothetical "Earnings Stabilization Enhancement" calculation for the first Policy Year for a Policy without a term insurance rider.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 40

Base Policy Specified Amount: $750,000

Premium Paid: $25,000

Target Premium: $30,279.95

Ending Accumulation Value: $22,000

Cumulative Target Yield Rate: 5.0%

Maximum Enhancement Rate: 16.0%

Earnings Stabilization Multiplier: 0.80

As described above, in order to calculate the Target Enhancement Amount, the Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;

     (a) Target Surrender Value: $0

     (b) Premiums received: $25,000

     (c) Any Partial Surrender: $0

  (d) Daily equivalent interest on items (a) and (b) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5%

This results in a Target Surrender Value at the end of Policy Year 1 to be $26,250.

The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.

We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b), where:

     (a) the Maximum Enhancement Premium which is equal to the lesser of:

   (i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 - $0 = $25,000

   (ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 multiplied by ($750,000/$750,000) = $30,279.95; and

     (b) the applicable Maximum Enhancement Rate: 16.0% = 0.16

Thus, the Maximum Enhancement Amount = $25,000 x 0.16 or $4,000

Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):

     (a) Earnings Stabilization Multiplier = 0.80;

     (b) Target Enhancement Amount = $4,250; and

     (c) Maximum Enhancement Amount = $4,000

Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $4,000) = $3,200

The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,200) which equals $25,200.

For Policies with a Term Insurance Rider. The following example demonstrates a hypothetical "Earnings Stabilization Enhancement" calculation for the first Policy Year for a Policy with a term insurance rider.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 40

Base Policy Specified Amount: $750,000

Term Policy Specified Amount: $250,000

Premium Paid: $25,000

Target Premium: $30,279.95

Ending Accumulation Value: $22,000

Cumulative Target Yield Rate: 5.0%

Maximum Enhancement Rate: 16.0%

Earnings Stabilization Multiplier: 0.80

As described above, in order to calculate the Target Enhancement Amount, the current Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as
(a) plus (b) minus (c) plus (d), where;

     (a) Target Surrender Value as of the rider's Effective Date: $0

     (b) All Premiums received in the first Policy Year: $25,000

     (c) Any Partial Surrender in the first Policy Year: $0

  (d) Daily equivalent interest on items (a) and (b) and (c) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5%

Thus, the Target Surrender Value at the end of Policy Year 1 is $26,250.

The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.

We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b) multiplied by (c), where:

     (a) the Maximum Enhancement Premium which is equal to the lesser of:

   (i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 - $0 = $25,000

   (ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 ($1,000,000/$750,000) =
   $40,373.27; and

     (b) the applicable Maximum Enhancement Rate: 16.0% = 0.16

     (c) the Term Blend Adjustment Factor multiplied by (Base Specified Amount/Total Specified Amount):
     0.75 + 0.25 multiplied by (750,000/1,000,000) = 0.9375

Thus, the Maximum Enhancement Amount = $25,000 x 0.16 x 0.9375 or $3,750

Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):

     (a) Earnings Stabilization Multiplier = 0.80;

     (b) Target Enhancement Amount = $4,250; and

     (c) Maximum Enhancement Amount = $3,750

Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $3,750) =
  $3,000

The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,000) which equals $25,000.

Additional terms to consider:

If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:

  1. The amount determined under the Death Benefit Option in effect at the time of the Insured's death less any Indebtedness and overdue deductions calculated as of the Insured's date of death; or

  2. An amount equal to the Accumulation Value of the Policy plus any applicable Earnings Stabilization Enhancement available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table of the Policy Specifications, less any Indebtedness and overdue deductions as of the Insured's date of death.

If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.

Please note that the Earnings Stabilization Enhancement calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached.

Enhanced Surrender Value Rider. The Policy can be issued with an Enhanced Surrender Value Rider. This rider is generally elected at application, and will be offered with all Policies described in this prospectus. Availability of the rider is subject to underwriting requirements for total Premiums expected to be paid, and other underwriting criteria. It may not be elected if you have elected the Adjustable Benefit Enhancement Rider or the Load Amortization Rider. It may be added after the Date of Issue of the Policy only with Lincoln Life's consent. There is no cost for this rider.


This rider provides two additional benefits:

a) Surrender Value benefit: an extra benefit in the event of a Full Surrender of the Policy, and

b) expense reduction benefit: a reduction in expense charges and fees in the Policy.

A. Surrender Value benefit.

Under this rider, the Full Surrender Value of the Policy will equal:

a) the policy value on the date of surrender; less

b) the loan balance plus any accrued interest; plus


c) the Surrender Value enhancement benefit, if any.

The Surrender Value enhancement benefit is an amount equal to the lesser of (a) or (b), where:

a) is the Target Enhancement Amount; and

b) is the Maximum Enhancement Amount.

Target Enhancement Amount. On any Monthly Deduction day, the Target Enhancement Amount is equal to the target Surrender Value less the Accumulation Value of the Policy. For purposes of this rider, if the Target Enhancement Amount is negative, it will be considered to be zero.

Target Surrender Value. On each Monthly Deduction day, the target Surrender Value will be calculated as (1), plus (2), plus (3), minus (4), where:


1) is the target Surrender Value on the immediately preceding Monthly Deduction day.

2) is all Premiums received since the immediately preceding Monthly Deduction day.


3) is monthly equivalent interest on items (1) and (2) calculated using the annual Target Yield rate shown on Target Yield rate table.


4) is the amount of any Partial Surrenders since the immediately preceding Monthly Deduction day.


On the Date of Issue, the target Surrender Value will be the initial Premium received. On any day other than the Date of Issue or a Monthly Deduction day, the target Surrender Value will be the target Surrender Value as of the preceding Monthly Deduction day, plus all Premiums received and less any Partial Surrenders taken since the preceding Monthly Deduction day.

Target Yield. The Target Yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Target Yield rates are:

 Policy Years        Target Yield Rate        Policy Years        Target Yield Rate
--------------      -------------------      --------------      ------------------
       1                   7.0%                    7                    4.0%
       2                   7.0%                    8                    3.0%
       3                   7.0%                    9                    2.0%
       4                   6.0%                   10                    1.0%
       5                   5.5%                   11+                   0.0%
       6                   5.0%


The Target Yield rate will not exceed 15% in any Policy Year.

Maximum Enhancement Amount. The Maximum Enhancement Amount is equal to the Cumulative Surrender Value Premium times the maximum enhancement rate for any Policy Year times the Term Blend Adjustment Factor.


Cumulative Surrender Value Premium. The Cumulative Surrender Value Premium for any Policy Year is the lesser of (a) or (b), where:

a) Is the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year; and


b) Is the Target Premium for the Policy Year; times the ratio of the target face amount to the basic Policy Specified Amount if a term insurance rider is attached to this Policy


During the first Policy Year, the Cumulative Surrender Value Premium for all prior Policy Years is zero.

Maximum Enhancement Rate. The Maximum Enhancement Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:


                          Maximum                                    Maximum
 Policy Years        Enhancement Rate        Policy Years        Enhancement Rate
--------------      ------------------      --------------      -----------------
       1                  16.0%                   7                   5.0%
       2                  15.0%                   8                   3.0%
       3                  15.0%                   9                   2.0%
       4                  12.0%                  10                   1.0%
       5                  9.0%                   11+                  0.0%
       6                  7.0%

The Maximum Enhancement Rate will not exceed 25% in any Policy Year.


Term Blend Adjustment Factor. The Term Blend Adjustment Factor is equal to 1.0 unless a term insurance rider is attached to the Policy. If a term insurance rider is attached this Policy, the Term Blend Adjustment Factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic Policy Specified Amount to the target face amount shown in the Policy Specifications. The current value of the minimum adjustment factor is shown in the Policy Specifications.


B. Expense reduction benefit.

In Policy Years six through ten, this rider will provide a reduction to the expense charges deducted under the Policy. This amount is equal to the following:

 Policy Years       Expense Reduction Amount
--------------      --------------------------------------------------------
     6-10           The lesser of (a) or (b) where:

                    (a) is the expense reduction rate times the accumulated
                    Premiums paid for Policy Years one through five; and

                    (b) is the expense charges due under the Policy


There is no expense reduction in Policy Years 1 through 5 or in Policy Year 11 and beyond.

Expense Reduction Rate. The Expense Reduction Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Expense Reduction Rates are:


                     Monthly Expense                            Monthly Expense
 Policy Years         Reduction Rate        Policy Years        Reduction Rate
--------------      -----------------      --------------      ----------------
       1                  0.0%                   7                 0.00833%
       2                  0.0%                   8                 0.00833%
       3                  0.0%                   9                 0.00833%
       4                  0.0%                  10                 0.00833%
       5                  0.0%                  11+                  0.0%
       6                0.00833%

The Expense Reduction Rate will not exceed an annual rate of 5% in any Policy Year.


If this rider is elected, in lieu of the Monthly Deduction as described in the Policy, the Monthly Deduction for a Policy Month will be calculated as (1) plus
(2) less the expense reduction amount, where:

1) is the Cost of Insurance for the base Policy and the cost of any supplemental riders or optional benefits, and

2) is the monthly Administrative Fee for the base Policy.


This rider will terminate without value in the event that this Policy is exchanged for another under (section)1035 of the Internal Revenue Code.

This rider otherwise terminates on the earliest of:


1) the death of the Insured; or


2) the maturity date of this Policy; or

3) the date this Policy ends; or

4) the next Monthly Deduction day after we receive your written request to terminate this rider.

Adjustable Benefit Enhancement Rider. The Policy can be issued with an Adjustable Benefit Enhancement Rider. This rider provides additional Surrender Value on a temporary basis for a minimum of seven years after the Policy is issued. The Owner chooses the level of Surrender Value enhancement to be provided, up to a maximum amount determined by the Company. See the sections headed "Requested Adjustable Benefit Enhancement Amount" and "Maximum Adjustable Benefit Enhancement Amount" for more information.

The greater the amount of additional Surrender Value provided by this rider each year, the shorter the duration of the benefit. The amount of additional Surrender Value provided by this rider decreases each year and eventually equals zero. See section headed "Adjustable Benefit Enhancement Balance" for more information.


The maximum enhanced Surrender Value provided by this rider is based on the Policy's face amount, but the benefit is not increased or decreased by any term insurance that may be added to the Policy. See section headed "Term Blend Adjustment Factor" for more information.

This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider.

Under this rider, the Full Surrender Value of the Policy will equal:

1) the policy value on the date of surrender; less

2) the sum of the loan balance plus any accrued interest not yet charged; plus

3) the adjustable benefit enhancement amount, if any.

Adjustable Benefit Enhancement Amount. On each Policy Anniversary, this amount will equal the lesser of a. or b., where:

a) is the requested adjustable benefit enhancement amount; and

b) is the maximum adjustable benefit enhancement amount.

This amount will remain level throughout the Policy Year, unless a Partial Surrender has been made since the preceding Policy Anniversary. If a Partial Surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.

Requested Adjustable Benefit Enhancement Amount. At policy issue, the Owner selects a percentage of the available adjustable benefit enhancement balance. The selected percentage determines the adjustable benefit enhancement amount. The requested adjustable benefit enhancement amount will equal:

1) the percentage of the available adjustable benefit enhancement balance selected by the Owner; multiplied by

2) the available adjustable benefit enhancement balance.

Maximum Adjustable Benefit Enhancement Amount. This is the maximum amount available upon Full Surrender of the Policy during the Policy Year. The amount will equal:

1) the maximum adjustable benefit enhancement rate as determined by the Company; multiplied by

2) the adjustable benefit enhancement balance, less the amount of Partial Surrenders since the preceding Policy Anniversary, if any; multiplied by


3) the Term Blend Adjustment Factor.


Maximum Adjustable Benefit Enhancement Rate. This rate may be changed at any time while this rider is in effect if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any Policy Year.

The current maximum adjustable benefit enhancement rates and guaranteed minimum adjustable benefit enhancement rates are:


 Policy Years        Current Rate        Guaranteed Rate
--------------      --------------      ----------------
       1                11.0%                 2.0%
       2                19.6%                 2.0%
       3                27.7%                 2.0%
       4                35.4%                 2.0%
       5                53.2%                 2.0%
       6                66.1%                 2.0%
      7+               100.0%                 2.0%

Adjustable Benefit Enhancement Balance. This is the basis for the total amount of the adjustable benefit enhancement amount available upon Full Surrender of the Policy. On each Monthly Deduction day, the balance will be calculated as:

1) the adjustable benefit enhancement balance on the preceding Monthly Deduction day; minus

2) the adjustable benefit enhancement deduction amount; minus

3) the amount of any Partial Surrenders since the preceding Monthly Deduction day, if any; plus

4) the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3.0%.

The duration of the benefit depends on the requested adjustable benefit enhancement amount chosen by the Owner. A requested adjustable benefit enhancement amount less than the maximum will extend the duration of the benefit. Unless terminated under this rider's provisions, the benefit will last for a minimum of seven years. This rider provides no benefits after the adjustable benefit enhancement deductions reduce the adjustable benefit enhancement amount to zero.


On the Date of Issue of the rider, the adjustable benefit enhancement balance will be the lesser of a) or b), where:

a) is the sum of Premiums paid on the Date of Issue of the Policy; and

b) is the Target Premium for the Policy Year, as shown in the Policy Specifications. If a term insurance rider is attached to your Policy, the Target Premium will be multiplied by the ratio of the target face amount to the basic Policy Specified Amount for use here; this information is also shown in the Policy Specifications.


The initial adjustable benefit enhancement balance will not be increased or decreased by any term insurance that may be added through another rider.

Adjustable Benefit Enhancement Deduction Amount. This is the amount of adjustable benefit enhancement that was available in the previous Policy Year. The adjustable benefit enhancement balance will be permanently decreased by this amount each Policy Year. For the Monthly Deduction day coinciding with the Policy Anniversary, this deduction amount is equal to the lesser of a. or b., where:

a) is the requested adjustable benefit enhancement amount; and

b) is the maximum adjustable benefit enhancement amount.

For other Monthly Deduction days, the deduction amount will be zero.


Term Blend Adjustment Factor. This factor is equal to 1.0 unless a term insurance rider is attached to your Policy. If a term insurance rider is attached to your Policy, the Term Blend Adjustment Factor will equal (1) plus
(2) multiplied by (3) where :

1) is the minimum adjustment factor, as shown in the Policy Specifications;


2) is one minus the minimum adjustment factor; and


3) is the ratio of the basic Policy Specified Amount to the target face amount.

If term insurance is added to the Policy, the Term Blend Adjustment Factor will reduce the maximum adjustable benefit enhancement amount, and limit the amount of benefit available under this rider, as though no term insurance is in force. If no term insurance is added to the Policy, the Term Blend Adjustment Factor will have no effect on the maximum adjustable benefit enhancement amount. Therefore, the benefit provided by this rider is not increased or decreased by any term insurance that may be added to the Policy.


This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the Policy for the purpose of effecting an exchange for another policy under Section 1035 of the Internal Revenue Code. In the event of a Section 1035 exchange, the adjustable benefit enhancement amount will not be payable.

The rider otherwise terminates on the earliest of:


1) the death of the Insured, or

2) the maturity date of the Policy, as shown in the Policy Specifications; or


3) the date this Policy is terminated, as provided under the Grace Period provision of the Policy; or

4) the next Monthly Deduction day after we receive your written request to terminate this rider.

Surrender Value and Loan Spread Enhancement Rider. The Policy can be issued with a Surrender Value and Loan Spread Enhancement Rider at no additional charge. The rider must be elected at application and may not be available on all policies. For example, you may not choose this rider if you have elected the Adjustable Benefit Enhancement Rider or the Enhanced Surrender Value Rider.


Surrender Value Enhancement. If this rider is included with your Policy and you effect an "Eligible Surrender" within the first four Policy Years (the "Surrender Value Enhancement Period"), the proceeds you will receive will be increased by a certain amount over what you would have received had you not elected this rider. An "Eligible Surrender" is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of the Policy's Surrender Value are not "Eligible Surrenders". Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code is also not an Eligible Surrender, unless you reside in a state where such an exception is not allowed.


The Surrender Value Enhancement only applies during the Surrender Value Enhancement Period and only while the rider is In Force. It is calculated as follows: (a) multiplied by (b) multiplied by (c) multiplied by (d) where:

(a) is the applicable Surrender Value Enhancement Rate

(b) is the Term Blend Adjustment Factor; and

(c) is the cumulative Surrender Value Enhancement Premium; and

(d) is the Surrender Value Enhancement Multiplier (100%, 75% or 50% depending on the Surrender Value and Loan Spread Enhancement option chosen, see below)

These terms are explained below.


Surrender Value Enhancement Rate. This rate is taken from a table of rates shown in your Policy and is based on our expectations of future investment earnings, persistency and expenses, including taxes. The rate for Policy Year 1 will be as shown in the table of rates in your Policy. The rates in Policy Year 2 through Policy Year 4 will be determined annually and are guaranteed to fall within a range of rates from 10% to 0.25%. At the beginning of Policy Year 5 and thereafter, the rate will be zero.

Term Blend Adjustment Factor. If you do not have a term insurance rider in effect under your Policy, the Term Blend Adjustment Factor is equal to 1.0. If a term insurance rider is in effect under your Policy, this factor is calculated as (a) divided by (b) multiplied by (c) plus (d) where:

(a) is your Policy Specified Amount on the date of the Eligible Surrender;

(b) is the total of your Policy Specified Amount and any additional Specified Amount provided under a term insurance rider in effect as of the date of Eligible Surrender;


(c) is .70;

(d) is .30.


Surrender Value Enhancement Premium. The Surrender Value Enhancement Premium is an amount equal to the lesser of (1) and (2) where:

(1) is the sum of the policy Premiums paid during the Policy Year; less the sum of any Partial Surrenders paid during the Policy Year; or

(2) is the policy Target Premium for the applicable Policy Year multiplied by the ratio of the Target Specified Amount to the base Policy's Specified Amount. The Target Premium, Target Specified Amount and base Policy's Specified Amount are all shown in the Policy. As provided in the Policy, the Target Premium is subject to change based on future changes you make to the Policy (i.e. withdrawals, changes in Specified Amount).

Cumulative Surrender Value Enhancement Premium. This is an amount equal to the total of Surrender Value Enhancement Premiums you have paid to date as of the date of the Eligible Surrender.

Surrender Value Enhancement Multiplier. This number is found in your Policy and is based on the Surrender Value and Loan Spread Enhancement Option you have selected. The multiplier and Loan Spread Enhancement Option are described below.

The following example demonstrates a hypothetical Surrender Value Enhancement calculation at the end of Policy Year two.


Sample Policy:

Insured: Male Standard Non-tobacco, age 40

100% Base (No Term)

Specified Amount : $2,476,965

Target Specified Amount: $2,476,965

Premium Payment: $100,000 Single Pay

Target Premium: $100,003.18

Surrender Value Enhanced Rate: 4%

Surrender Value Enhancement Multiplier: 100%


Surrender Value: $103,391.04

At the end of Policy Year two based on the above sample policy the calculation would be as follows:


(a) Surrender Value Enhancement Rate: 4%

(b) Term Blend Adjustment Factor: 1%

(c) Cumulative Surrender Value Enhancement Premium: $100,000.00

(d) Surrender Value Enhancement Multiplier: 100%


Thus, (a) multiplied by (b) multiplied by (c) multiplied by (d) = an enhancement of $4,000.00. This results in a Surrender Value of $107,391.04 after the Surrender Value Enhancement is applied.

Loan Spread Enhancement. This rider offers you the option to receive the full amount of the Surrender Value Enhancement (Surrender Value and Loan Enhancement Option 1) or one of two lesser enhancements (Option 2 or 3) in exchange for a lower net cost of borrowing in later Policy Years.

The difference between the interest rate we charge you for Policy Loans and the interest we credit to your Policy's Loan Collateral Account represents your net cost of borrowing and is called the "Loan Spread." The amount of your Loan Spread under this rider is determined by the amount of Surrender Value Enhancement you agree to receive on an Eligible Surrender. At the time of application, you will select a Surrender Value and Loan Spread Enhancement Option which thereafter cannot be changed. Your choice of option will determine:


(a) the percentage of the Surrender Value Enhancement amount (the "Surrender Value Enhancement Multiplier" or "Multiplier") you would receive in the event of an Eligible Surrender; and


(b) the Loan Spreads that would be available with respect to any outstanding Policy Loans.

Accordingly, if you have outstanding Policy Loans, while the rider is In Force, the Loan Spread is guaranteed not to exceed the Loan Spread Enhancement Rates shown in your Policy for the option you have chosen.

For example, the currently available Surrender Value and Loan Spread Enhancement Options, Surrender Value Enhancement Multipliers and resulting Loan Spreads are shown in the table below. Referring to the table below, if you chose Option 1, you would receive 100% of the Surrender Value Enhancement calculated as described above. In doing so, your Loan Spread rate for all years would be .50%. If you chose Option 2, in exchange for agreeing to receive 75% of the Surrender Value Enhancement, your Policy Loans would experience a Loan Spread rate of .50% during the first 10 Policy Years and .25% thereafter. Finally, if you chose Option 3, your Loan Spread rate will be .50% during the 1st 10 Policy Years and 0% thereafter.



        Surrender Value and Loan
 Spread Enhancement Option - Surrender        Policy Years        Policy Years
      Value Enhancement Multiplier                0-10                11+
---------------------------------------      --------------      -------------
            Option 1 - 100%                      0.50%               0.50%
             Option 2 - 75%                      0.50%               0.25%
             Option 3 - 50%                      0.50%               0.00%

Thus, based on the hypothetical sample above, the following table indicates the Surrender Value Enhancement amount and the Loan Spread for each option.


        Surrender Value and Loan
 Spread Enhancement Option - Surrender          Surrender Value         Policy Years        Policy Years
      Value Enhancement Multiplier            Enhancement amount            0-10                11+
---------------------------------------      --------------------      --------------      -------------
            Option 1 - 100%                  $4,000                        0.50%               0.50%
             Option 2 - 75%                  $3,000                        0.50%               0.25%
             Option 3 - 50%                  $2,000                        0.50%               0.00%


It is important to note that, during the Surrender Value Enhancement Period, the amount available under your Policy for Partial Surrenders and loans will not be increased due to this rider. Also, the Loan Spread Enhancement will apply only to standard Policy Loans and will not apply to loans under the Alternative Policy Loan Rider, if elected.

Also note, the increase in Policy Surrender Value due to the Surrender Value Enhancement may result in an increase in the Death Benefit if required under
Section 7702 of the Internal Revenue Code.




Continuation of Coverage


Coverage of this Policy will continue to the maturity date if your Surrender Value is sufficient to cover each Monthly Deduction. The maturity date for this Policy is the Policy Anniversary nearest the Insured's 100th birthday. As of the maturity date, the death benefit will be equal to the Surrender Value.




Paid-Up Nonforfeiture Option

You may elect, any time prior to the maturity date, to continue this Policy as paid-up life insurance. The effective date of the paid-up insurance will be the Monthly Deduction day following the receipt of your written request at our Administrative Office. As of the effective date:


o the Specified Amount will be the amount which the Surrender Value will purchase as a net single Premium at the Insured's then attained age, using the guaranteed interest and mortality basis of the original Policy (this may not exceed the death benefit),


o no further Premium Payments, Monthly Deductions, interest credits or changes in coverage may be made,

o we will transfer the Separate Account Value to the Fixed Account Value, and

o all extra benefit riders will terminate.



Coverage Beyond Maturity

At any time prior to the maturity date of this Policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

If elected, the following will apply:

o we will transfer the value of the Separate Account to the Fixed Account,

o we will credit interest on the policy value,

o where permitted by law we will continue to charge you Monthly Deductions, except we will not charge you any cost of insurance,

o loan interest on any loans outstanding on the maturity date will continue to accrue,


o the death benefit will be equal to the policy value and the Death Benefit Proceeds will be the policy value less any Indebtedness.


This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the maturity date. Therefore, you should consult your tax advisor before the Policy becomes eligible for coverage beyond maturity.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the Policy;


2) death of the Insured;


3) failure to pay the necessary amount of Premium to keep your Policy in force;
or

4) the maturity date, unless coverage beyond maturity is elected.

Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.



State Regulation

The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state specific features.


PREMIUMS

You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the "Lapse and Reinstatement" section of this prospectus.) Premiums may be paid anytime before the Insured reaches age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the "Planned Premiums; Additional Premiums" section of this prospectus.)


The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.



Allocation of Net Premium Payments

Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on the application. Subsequent Net Premium Payments will be allocated on the same basis unless we are instructed otherwise, in writing or electronically. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time. The percentages of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received at our Administrative Office. The end of the Valuation Period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.



Planned Premiums; Additional Premiums

Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. Premium Payments may be billed annually, semi-annually, quarterly, or monthly.

In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.


You may increase Planned Premiums, or pay additional Premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.


We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Accumulation Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.

We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. The excess amount of Premium will be returned to you.



Life Insurance Qualification

A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose either the Guideline Premium Test or the Cash Value Accumulation Test.

The Guideline Premium Test limits the amount of Premiums that may be paid into the Policy in relation to the death benefit and requires a minimum amount of death benefit in relation to policy value. The death benefit that results from the Guideline Premium Test is usually less than the amount of death benefit that results from the Cash Value Accumulation Test.


The Cash Value Accumulation Test does not limit the amount of Premiums that may be paid into the Policy, as long as there is enough death benefit in relation to policy value at all times. The minimum death benefit that is required in relation to policy value depends on the Insured's age, gender, and risk classification.

Both tests require increases in death benefit as policy value increases. Increases in the minimum death benefit required under the Cash Value Accumulation Test are usually greater than those required under the Guideline Premium Test. Increases in the death benefit required by either test will increase the cost of insurance under the Policy, which can reduce policy value. Refer to your Policy Specifications page for the limits applicable to your Policy.


Discuss this choice with your financial representative and tax advisor before purchasing the Policy. Once your Policy is issued, the qualification method cannot be changed.

Policy Values


Policy value in your variable life insurance policy is also called the "Accumulation Value".

The Accumulation Value equals the sum of the Fixed Account Value, the Separate Account Value, and the loan balance. At any point in time, the Accumulation Value reflects:


1) Net Premium Payments made;

2) the amount of any Partial Surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the loan balance; and

5) all charges and fees deducted.


The Separate Account Value, if any, is the portion of the Accumulation Value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.


A unit of measure used in the calculation of the value of each Sub-Account is the Variable Accumulation Unit. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for
  a Valuation Period is determined as follows:


1) the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus


2) the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily Mortality and Expense Risk Charge multiplied by the number of calendar days in the Valuation Period.

The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. We guarantee the Fixed Account Value at an annual rate of 3%.


The loan balance, if any, reflects amounts held as collateral on any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the loan balance do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the loan balance. The loan balance will earn interest at an annual rate of 3%.

We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate before the new rate becomes effective.

The interest earned by the loan balance will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.


The "Net Accumulation Value" is the Accumulation Value less the loan balance. It represents the net value of your Policy and is the basis for calculating the Surrender Value.

We will tell you at least annually the Accumulation Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the loan balance. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.



DEATH BENEFITS

The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment.




Death Benefit Options

Three different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:


1) the amount determined by the death benefit option in effect on the date of the death of the Insured, or

2) a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your Policy.


Death Benefit Proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.

The following table provides more information about the death benefit options.



 Option                        Death Benefit Proceeds Equal to the                                  Variability
    1         Specified Amount, which includes the Accumulation Value as of the          Generally provides a level death
              date of the Insured's death.                                               benefit
    2         Sum of the Specified Amount plus theAccumulation Value as of the           May increase or decrease over
              date of the Insured's death.                                               time, depending on the amount
                                                                                         of Premium paid and the
                                                                                         investment performance of the
                                                                                         underlying Sub-Accounts or the
                                                                                         Fixed Account.
    3         Specified Amount plus the accumulated Premiums (all Premiums               Will generally increase,
              paid from the Date of Issue accumulated at the Premium                     depending on the amount of
              accumulation rate chosen by you before policy issue and shown in           Premium paid.
              the Policy Specifications pages), less withdrawals as of the date of the Insured's death.



If your Policy includes a term insurance rider, the target face amount replaces the Specified Amount in each of the death benefit options.


If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000.

The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.

You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                  Impact
     1 to 2          The new Specified Amount will equal the Specified Amount prior to the change minus the
                     Accumulation Value at the time of the change.
     2 to 1          The new Specified Amount will equal the Specified Amount prior to the change plus the
                     Accumulation Value at the time of the change.
     1 to 3          Changes from Option 1 to Option 3 are not allowed.
     3 to 1          The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.
     2 to 3          Changes from Option 2 to Option 3 are not allowed.
     3 to 2          Changes from Option 3 to Option 2 are not allowed.


Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.

We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.


Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.




Death Benefit Proceeds


Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the Insured, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.


Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.

POLICY SURRENDERS

You may surrender your Policy at any time by sending us your Policy along with a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.

The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. This equals the Accumulation Value minus the loan balance including any accrued interest, plus any amount that may be provided by a rider. All or part of the Surrender Value may be applied to one or more of the settlement options.


Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.



Partial Surrender

You may make a Partial Surrender, withdrawing a portion of your policy values, anytime after the first Policy Year, while the Policy is in force. You must request a Partial Surrender in writing. The total of all Partial Surrenders may not exceed 90% of the Surrender Value of your Policy. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.


Partial Surrenders may reduce the Accumulation Value, the death benefit, and the Specified Amount. The amount of the Partial Surrender will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.




   Death Benefit
 Option in Effect                                       Impact of Partial Surrender
         1              Will reduce the Accumulation Value, death benefit and the Specified Amount.
         2              Will reduce the Accumulation Value and the death benefit, but not the Specified Amount.
         3              Will reduce the Accumulation Value, accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate, less any prior withdrawals), death benefit and may reduce the Specified Amount.


Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.


POLICY LOANS

You may borrow against the Surrender Value of your Policy. We reserve the right to limit the amount of your loan so that total Policy Indebtedness will not exceed 90% of an amount equal to the Accumulation Value minus the loan balance. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value.

An amount equal to the amount of any loans you take will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values and transferred to the Loan Collateral Account. The amount allocated to the Loan Collateral Account will always equal the total amount of all loans taken and any interest accrued but not paid on them (the "loan balance".) Amounts transferred to the Loan Collateral Account do not participate in the performance of the Sub-Accounts or Fixed Account other than as noted below and other than in the event the loan is taken pursuant to the terms of the Alternative Policy Loan Rider. The loan balance does not include the amount of any loan obtained through that rider. Unless paid in advance, loan interest will be treated as an additional Policy

Loan and added to the loan balance. Amounts equal to due and unpaid interest are also proportionally transferred to the Loan Collateral Account. Loans, therefore, can affect the Policy's death benefit and Accumulation Value whether or not they are repaid. Policy Values in the Loan Collateral Account are part of the Company's General Account.

Your outstanding loan balance may be repaid at any time during the lifetime of the Insured employee. The loan balance will be reduced by the amount of any loan repayment. An amount equal to any repayment will be transferred from the Loan Collateral Account and allocated to the Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are then being allocated.

If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, there may be adverse tax consequences.


The annual loan interest rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o 3.5%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year Policy Year's rate and decrease only when it would be at least 0.5% lower than the prior Policy Year Policy Year's rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior Policy Year.


When you take a loan, we will tell you the current Policy Loan Interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.

Amounts in the Loan Collateral Account shall earn interest at a lower rate than the Policy Loan Interest rate. The difference between the rates will never exceed 0.50%.



LAPSE AND REINSTATEMENT

If at any time the Accumulation Value less the Loan Collateral Account value is insufficient to pay the Monthly Deduction, all coverage will terminate. This is referred to as Policy Lapse. The Accumulation Value less the Loan Collateral Account value may be insufficient:


1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to Partial Surrenders;

4) due to Indebtedness for Policy Loans; or

5) because of a combination of any of these factors.


If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Accumulation Value less the Loan Collateral Account value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.

If the amount in the notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Deduction day on which the Monthly Deduction could not be paid. If the Insured dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.

Reinstatement of a Lapsed Policy


If your Policy has lapsed and the Insured has not died since lapse, you may reinstate your Policy within five years of the Policy Lapse date, provided:

1) the Policy has not been surrendered;


2) there is an application for reinstatement in writing;


3) satisfactory evidence of insurability is furnished to us and we agree to accept the risk for the Insured;


4) we receive a payment sufficient to keep your Policy in force for at least three months; and

5) any accrued loan interest is paid and any remaining loan balance, including interest, is either paid or reinstated.


The reinstated Policy will be effective as of the Monthly Anniversary Date or next following the date on which we approve your application for reinstatement. If a Policy Loan is being reinstated, the Policy's Accumulation Value at reinstatement will be the amount reinstated in the Loan Collateral Account plus the Net Premium Payment made less all Monthly Deductions due.



TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General


Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The Cash Value Accumulation Test, which does not limit Premiums paid, requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured's age, gender, and risk classification. Once your Policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the Beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with U.S. Treasury Department ("Treasury") regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.

Investments in the Separate Account Must be Diversified. For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered "adequately diversified."


Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the

Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death) which will be includible in the Beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the Owner.) The "investment in the contract" generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.




Policies That Are MECs


Characterization of a Policy as a Modified Endowment Contract ("MEC"). A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the "7-Pay Test" of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the "7-Pay Test," a test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.


Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the penalty tax exceptions apply to a taxpayer who is not an individual.

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies That Are Not MECs


Tax Treatment of Withdrawals. If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.


Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.



Tax Treatment of Loans. If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Collateral Account equals the interest rate charged to you for the loan, such as in the case of an alternative Policy Loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.




Other Considerations


Insured Lives Past Age 100. If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect,in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Accumulation Value in the year the Insured attains age 100.

Compliance with the Tax Law. We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. Interest on Policy Loan Indebtedness including an alternative Policy Loan, if any, is not deductible.

If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner's spouse at the time first covered by the Policy.

Employer-Owned Contracts. In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Unearned Income Medicare Contribution. Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income," or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.

Changes in the Policy or Changes in the Law. Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Fair Market Value of Your Policy


It is sometimes necessary for tax and other reasons to determine the "value" of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.




Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.


Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.



LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.


FINANCIAL STATEMENTS

The December 31, 2013 financial statements of the Separate Account and the December 31, 2013 consolidated financial statements of the Company are located in the SAI.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your Policy may be found in the Statement of Additional Information (SAI).


Contents of the SAI






GENERAL INFORMATION
   Lincoln Life
   Capital Markets
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising & Ratings
   Unclaimed Property
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Transfer Agent



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your Policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial advisor without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 551-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-0102.


This prospectus, the Underlying Funds' prospectuses, and the SAI are also available on our internet site, www.LincolnEB.com


Lincoln Life Flexible Premium Variable Life Account S
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241

                               End of Prospectus

GLOSSARY OF TERMS
The following terms may appear in your prospectus and are defined below:

7-Pay Test-A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.

1933 Act-The Securities Act of 1933, as amended.

1940 Act-The Investment Company Act of 1940, as amended.

Accumulation Value (Total Account Value)-An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.

Administrative Fee-The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

Beneficiary-The person designated to receive the Death Benefit Proceeds.

Case-All in force policies issued within the same company and having the same case name and case number.

Cash Value Accumulation Test-A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.

Code-Internal Revenue Code of 1986, as amended.

Cost of Insurance Charge-This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance Rate.

Date of Issue - The date on which we begin life insurance coverage under the Policy if you have paid your initial Premium with your application. If you have not paid your initial Premium with your application, your life insurance coverage will begin on the day we receive your initial Premium.

Death Benefit Proceeds-The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.

Fixed Account-An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.

Fixed Account Value-An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.

Full Surrender-The withdrawal of all policy values.

Grace Period-The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.

Guideline Premium Test-A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.

Indebtedness-The sum of all outstanding loans and accrued interest.

Insured-The person on whose life the Policy is issued.

Lapse Notice-Written notice to you (or any assignee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.

Loan Account (Loan Collateral Account)-The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.

Loan Account Value-An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.

Market Timing Procedures-Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.

Modified Endowment Contract (MEC)-A life insurance policy that meets the requirements of Section 7702 and fails the "7-Pay Test" of 7702A of the Code. If the policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments.

Monthly Anniversary Day-The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.

Monthly Deduction-The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.

Net Accumulation Value-An amount equal to the Accumulation Value less the Loan Account Value.

Net Amount at Risk-The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.

Net Premium Payment-An amount equal to the Premium Payment, minus the Premium Load.

Owner-The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.

Partial Surrender-A withdrawal of a portion of your policy values.

Planned Premium-The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.

Policy Anniversary-The same date (month and day) each Policy Year equal to the Policy Date, or the next Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.

Policy Date-The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.

Policy Loan-The amount you have borrowed against the Surrender Value of your Policy.

Policy Loan Interest-The charge made by the Company to cover the cost of your borrowing against your Policy. Policy Loan Interest will be charged to the Loan Account Value.

Policy Lapse-The day on which coverage under the Policy ends as described in the Grace Period.

Policy Month- The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.

Policy Specifications- The pages of the Policy which show your benefits, Premium, costs, and other policy information.

Policy Year-Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.

Premium (Premium Payment)-The amount paid to us for a life insurance policy.

Premium Load-A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.

Reduction in Specified Amount-A decrease in the Specified Amount of your Policy.

Right to Examine Period-The period during which the Policy may be returned to us for cancellation.

SAI-Statement of Additional Information.
SEC-The Securities and Exchange Commission.

Separate Account Value (Variable Accumulation Value)-An amount equal to the values in the Sub-Accounts.

Specified Amount (Initial Specified Amount)-The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the "Initial Specified Amount". The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.

Sub-Account(s)-Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.

Surrender Charge-The charge we may make if you request a Full Surrender of your Policy or request a Reduction in Specified Amount. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.

Surrender Value-An amount equal to the Net Accumulation Value less any applicable Surrender Charge, less any accrued loan interest not yet charged.

Underlying Fund-The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.

Valuation Day-Each day on which the New York Stock Exchange is open and trading is unrestricted.

Valuation Period-The time between Valuation Days.

Variable Accumulation Unit-A unit of measure used in the calculation of the value of each Sub-Account.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)


                               Dated May 1, 2014
                  Relating to Prospectus Dated May 1, 2014 for


                    Lincoln Corporate Commitment VUL product



       Lincoln Life Flexible Premium Variable Life Account S, Registrant



             The Lincoln National Life Insurance Company, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106

or by telephoning (877) 533-0117, and requesting a copy of the Lincoln Corporate Commitment VUL product prospectus.


                          TABLE OF CONTENTS OF THE SAI







Contents                                              Page
--------------------------------------------       ----------
GENERAL INFORMATION.........................             2
    Lincoln Life............................             2
    Capital Markets.........................             2
    Registration Statement..................             2
    Changes of Investment Policy............             2
    Principal Underwriter...................             3
    Disaster Plan...........................             3
    Advertising & Ratings...................             3
    Unclaimed Property......................             4
SERVICES....................................             4
    Independent Registered Public Accounting
      Firm..................................             4
    Accounting Services.....................             5
    Transfer Agent..........................             5
POLICY INFORMATION..........................             5


Contents                                           Page
--------------------------------------------       ----------
    Assignment..............................             5
    Change of Ownership.....................             5
    Beneficiary.............................             5
    Change of Plan..........................             6
    Settlement Options......................             6
    Deferral of Payments....................             6
    Incontestability........................             6
    Misstatement of Age.....................             6
    Suicide.................................             6
PERFORMANCE DATA............................             6
FINANCIAL STATEMENTS........................             7
    Separate Account........................           C-1
    Company.................................           S-1

GENERAL INFORMATION



Lincoln Life
The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits, to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy, are backed by the claims-paying ability of Lincoln Life.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.

Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.



Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.



Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.

If an Owner objects, his or her Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion. The new Policy will not be affected by the investment experience of any Separate Account. The new Policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current Policy on the date of the conversion.




Principal Underwriter


Beginning on May 1, 2007, Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor Chester Road, Radnor, PA 19087, became the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $22,965,045 in 2013, $24,192,239 in 2012 and $19,985,842 in 2011 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies.




Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.



Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any Separate Account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the Policy nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the

Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Policy. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Policy or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




Unclaimed Property

During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.



SERVICES


Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements and supplementary financial information of the Lincoln Life Flexible Premium Variable Life Account S as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Accounting Services


All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.




Transfer Agent


Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, Surrenders and Partial Surrenders, fund allocation changes and transfers on behalf of the Company.



POLICY INFORMATION


Assignment

While the Insured is living, you may assign your rights in the Policy, including the right to change the Beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.


Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in writing.



Change of Ownership


As long as the Insured is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the Policy be submitted to us for endorsement before making a change.




Beneficiary

The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.


You may change the Beneficiary at any time while the Insured is living, and before the maturity date, except when we have recorded an assignment of your Policy or an agreement not to change the Beneficiary. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.




Change of Plan


Within 18 months of the date we issue your Policy, you may exchange your Policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this Policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, Date of Issue and age of the Insured as the original Policy.



Settlement Options

Proceeds will be paid in a lump sum unless you choose a settlement option we make available.




Deferral of Payments


Amounts payable as a result of Policy Loans, Surrenders or Partial Surrenders will be paid within seven calendar days of our receipt of such a request in a form acceptable to us. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.




Incontestability


The Company will not contest your Policy or payment of the Death Benefit Proceeds based on the initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase (in accordance with state law).




Misstatement of Age


If the age of the Insured is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.




Suicide


If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.



PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, but

o no deductions for additional policy expenses (i.e., Premium Loads, Mortality and Expense Charges, Administrative Fees and Cost of Insurance Charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the Owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


FINANCIAL STATEMENTS

The December 31, 2013 financial statements of the Separate Account and the December 31, 2013 consolidated financial statements of the Company follow.

              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                              AS OF DECEMBER 31,
                                                                                                           ------------------------
                                                                                                              2013          2012
                                                                                                           -----------  -----------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $75,585; 2012 -- $71,221)                          $    79,178  $    80,254
     Variable interest entities' fixed maturity securities (amortized cost: 2013 -- $682;
        2012 -- $677)                                                                                              697          708
     Equity securities (cost: 2013 -- $182; 2012 -- $137)                                                          201          157
   Trading securities                                                                                            2,190        2,437
   Mortgage loans on real estate                                                                                 7,029        6,792
   Real estate                                                                                                      26           39
   Policy loans                                                                                                  2,651        2,740
   Derivative investments                                                                                          617        2,263
   Other investments                                                                                             1,208        1,089
                                                                                                           -----------  -----------
        Total investments                                                                                       93,797       96,479
Cash and invested cash                                                                                             630        3,278
Deferred acquisition costs and value of business acquired                                                        8,859        6,732
Premiums and fees receivable                                                                                       424          382
Accrued investment income                                                                                        1,002          986
Reinsurance recoverables                                                                                         7,075        8,284
Reinsurance related embedded derivatives                                                                           159           --
Funds withheld reinsurance assets                                                                                  781          842
Goodwill                                                                                                         2,273        2,273
Other assets                                                                                                     5,373        3,751
Separate account assets                                                                                        117,135       95,373
                                                                                                           -----------  -----------
        Total assets                                                                                       $   237,508  $   218,380
                                                                                                           ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                   $    17,627  $    18,415
Other contract holder funds                                                                                     73,530       71,615
Short-term debt                                                                                                     51           32
Long-term debt                                                                                                   2,600        1,925
Reinsurance related embedded derivatives                                                                            --          184
Funds withheld reinsurance liabilities                                                                           3,111        5,192
Deferred gain on business sold through reinsurance                                                                 297          124
Payables for collateral on investments                                                                           2,865        4,121
Variable interest entities' liabilities                                                                             27          128
Other liabilities                                                                                                5,421        4,702
Separate account liabilities                                                                                   117,135       95,373
                                                                                                           -----------  -----------
        Total liabilities                                                                                      222,664      201,811
                                                                                                           -----------  -----------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares authorized, issued and outstanding                                            10,636       10,620
Retained earnings                                                                                                2,778        2,089
Accumulated other comprehensive income (loss)                                                                    1,430        3,860
                                                                                                           -----------  -----------
        Total stockholder's equity                                                                              14,844       16,569
                                                                                                           -----------  -----------
           Total liabilities and stockholder's equity                                                      $   237,508  $   218,380
                                                                                                           ===========  ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                   2013       2012      2011
                                                                                                 ---------  ---------  --------
REVENUES
Insurance premiums                                                                               $  2,339   $  2,290   $ 2,017

Fee income                                                                                          3,882      3,540     3,228

Investment advisory fees                                                                              126         86        --

Net investment income                                                                               4,561      4,551     4,490

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                         (75)      (242)     (160)

   Portion of loss recognized in other comprehensive income                                            10        103        42

                                                                                                 ---------  ---------  --------
     Net other-than-temporary impairment losses on securities recognized in earnings                  (65)      (139)     (118)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities             122         16      (132)

                                                                                                 ---------  ---------  --------
        Total realized gain (loss)                                                                     57       (123)     (250)

                                                                                                 ---------  ---------  --------
Amortization of deferred gain on business sold through reinsurance                                     69         77       110

Other revenues                                                                                        426        396       376

                                                                                                 ---------  ---------  --------
     Total revenues                                                                                11,460     10,817     9,971

                                                                                                 ---------  ---------  --------

EXPENSES
Interest credited                                                                                   2,468      2,424     2,444

Benefits                                                                                            3,613      2,939     2,204

Commissions and other expenses                                                                      3,526      3,838     3,938

Interest and debt expense                                                                              93        110       108

Impairment of intangibles                                                                              --         --       744

                                                                                                 ---------  ---------  --------
     Total expenses                                                                                 9,700      9,311     9,438

                                                                                                 ---------  ---------  --------
     Income (loss) before taxes                                                                     1,760      1,506       533

     Federal income tax expense (benefit)                                                             431        344       270

                                                                                                 ---------  ---------  --------
        Net income (loss)                                                                           1,329      1,162       263

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                  (2,355)     1,071     1,686

          Unrealized other-than-temporary impairment on available-for-sale securities                  27         (2)       23

          Unrealized gain (loss) on derivative instruments                                            (96)       (31)      146

          Funded status of employee benefit plans                                                      (6)         2        --

                                                                                                 ---------  ---------  --------
            Total other comprehensive income (loss), net of tax                                    (2,430)     1,040     1,855

                                                                                                 ---------  ---------  --------
               Comprehensive income (loss)                                                       $ (1,101)  $  2,202   $ 2,118

                                                                                                 =========  =========  ========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                               ---------------------------------
                                                                                                 2013        2012        2011
                                                                                               ---------  ----------  ----------
COMMON STOCK
Balance as of beginning-of-year                                                                $ 10,620   $  10,605   $  10,585

Stock compensation/issued for benefit plans                                                          16          15          10

Capital contribution from Lincoln National Corporation                                               --          --          10

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                            10,636      10,620      10,605

                                                                                               ---------  ----------  ----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                   2,089       1,532       2,069

Net income (loss)                                                                                 1,329       1,162         263

Dividends declared                                                                                 (640)       (605)       (800)

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             2,778       2,089       1,532

                                                                                               ---------  ----------  ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                   3,860       2,820         965

Other comprehensive income (loss), net of tax                                                    (2,430)      1,040       1,855

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             1,430       3,860       2,820

                                                                                               ---------  ----------  ----------
                Total stockholder's equity as of end-of-year                                   $ 14,844   $  16,569   $  14,957

                                                                                               =========  ==========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                     FOR THE YEARS ENDED
                                                                                                        DECEMBER 31,
                                                                                             -----------------------------------
                                                                                               2013         2012         2011
                                                                                             ----------  -----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                            $   1,329   $    1,162   $     263

Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Deferred acquisition costs, value of business acquired, deferred sales inducements
     and deferred front-end loads deferrals and interest, net of amortization                     (539)        (283)       (151)

   Trading securities purchases, sales and maturities, net                                         131          202          86

   Change in premiums and fees receivable                                                          (42)          27         (75)

   Change in accrued investment income                                                             (16)         (37)        (45)

   Change in future contract benefits and other contract holder funds                             (232)      (1,277)      1,241

   Change in reinsurance related assets and liabilities                                             68        1,438         405

   Change in federal income tax accruals                                                           437          208         111

   Realized (gain) loss                                                                            (57)         123         250

   (Income) loss attributable to equity method investments                                         (86)        (125)        (90)

   Amortization of deferred gain on business sold through reinsurance                              (69)         (77)       (110)

   Impairment of intangibles                                                                        --           --         744

   Change in cash management agreement investment                                                  (29)        (359)         60

   Other                                                                                             1           53         (72)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) operating activities                                           896        1,055       2,617

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                     (11,002)     (11,021)    (10,359)

Sales of available-for-sale securities                                                             954        1,098       1,331

Maturities of available-for-sale securities                                                      5,952        5,757       5,055

Purchases of other investments                                                                  (2,481)      (2,112)     (4,434)

Sales or maturities of other investments                                                         2,494        2,009       2,784

Increase (decrease) in payables for collateral on investments                                   (1,256)         374       2,035

Proceeds (outflows) from reinsurance ceded, recaptured and novated                                 (22)          35         204

Other                                                                                              (95)        (130)       (114)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) investing activities                                        (5,456)      (3,990)     (3,498)

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt                                                                         311           --          --

Increase (decrease) in short-term debt                                                              23           18          --

Deposits of fixed account values, including the fixed portion of variable                       10,466       10,667      10,925

Withdrawals of fixed account values, including the fixed portion of variable                    (5,230)      (5,618)     (4,976)

Transfers to and from separate accounts, net                                                    (3,001)      (2,091)     (2,324)

Common stock issued for benefit plans and excess tax benefits                                      (17)          (2)         (4)

Dividends paid to stockholder                                                                     (640)        (605)       (800)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) financing activities                                         1,912        2,369       2,821

                                                                                             ----------  -----------  ----------
Net increase (decrease) in cash and invested cash                                               (2,648)        (566)      1,940

Cash and invested cash, as of beginning-of-year                                                  3,278        3,844       1,904

                                                                                             ----------  -----------  ----------
     Cash and invested cash, as of end-of-year                                               $     630   $    3,278   $   3,844

                                                                                             ==========  ===========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 22 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").
  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;
  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.


When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


ALTERNATIVE INVESTMENTS
Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS
When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of universal life ("UL") insurance, variable UL ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss). DSI amortization, excluding

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, other prepaid expenses and deferred losses on business sold through reinsurance. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed a reinsurance transaction in 2012 whereby we ceded a closed block of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC. We are recognizing the loss related to this transaction over a period of 30 years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $62 million, $71 million and $79 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE
Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company. We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contacts with secondary guarantees to LNBAR. We are recognizing the gains related to these transactions over a period of 30 years.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES
Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.


STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSE
Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.



--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 6.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 14.

DERIVATIVES AND HEDGING TOPIC
In July 2013, the FASB issued ASU No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits the Fed Funds Effective Swap Rate to be used as a benchmark interest rate for hedge accounting purposes under the FASB ASC in addition to interest rates on direct Treasury obligations of the U.S. government and the LIBOR swap rate. We adopted the amendments in ASU 2013-10 prospectively for qualifying new or designated hedging relationships entered into, on, or after July 17, 2013. The adoption of ASU 2013-10 did not have an effect on our consolidated financial condition and results of operation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.


INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our consolidated financial statements.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES
In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects" ("ASU 2014-01") in response to stakeholders' feedback that the presence of certain conditions in order to apply the effective yield method to investments in qualified affordable housing projects may be overly restrictive and could result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investments. ASU 2014-01 allows entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The conditions in ASU 2014-01 have been modified from the current GAAP requirements allowing for the application of the effective yield method, to enable more entities to make use of the proportional amortization method. The decision to apply the proportional amortization method should be applied consistently to all investments in qualified affordable housing projects rather than on an individual investment basis. The amendments in this ASU are to be applied retrospectively for interim and annual reporting periods beginning after December 15, 2014; however, a reporting entity that uses the effective yield method to account for investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. We will adopt the requirements of ASU 2014-01 effective January 1, 2015, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our consolidated financial condition and results of operations.



--------------------------------------------------------------------------------
3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS


REINSURANCE CEDED TO LNBAR
We completed reinsurance transactions during the second, third and fourth quarters of 2013 whereby we ceded blocks of business to LNBAR, a wholly-owned subsidiary of LNC, that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL ("SUL") business. The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

ASSETS
Cash and invested cash.......................................    $ (22)
Deferred acquisition costs and value of business
   acquired..................................................      (65)
Reinsurance recoverables.....................................       76
                                                                 ------
   Total assets..............................................    $ (11)
                                                                 ======
LIABILITIES
Other contract holder funds..................................    $  (7)
Deferred gain on business sold through reinsurance...........       18
Other liabilities............................................      (22)
                                                                 ------
   Total liabilities.........................................    $ (11)
                                                                 ======

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.....................................   $  (32)
Deferred acquisition costs and value of business
   acquired................................................     (148)
Reinsurance recoverables...................................      547
                                                              -------
   Total assets............................................   $  367
                                                              =======
LIABILITIES
Other contract holder funds................................   $  (44)
Deferred gain on business sold through reinsurance.........     (233)
Funds withheld reinsurance liabilities.....................      676
Other liabilities..........................................      (32)
                                                              -------
   Total liabilities.......................................   $  367
                                                              =======

REINSURANCE RECAPTURED FROM LNBAR
During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

ASSETS
Cash and invested cash......................................   $  119
Other assets................................................      (34)
                                                               -------
   Total assets.............................................   $   85
                                                               =======
LIABILITIES
Reinsurance related embedded derivatives....................   $   39
Other liabilities...........................................       45
                                                               -------
   Total liabilities........................................   $   84
                                                               =======
REVENUES AND EXPENSES
Benefits....................................................   $  290
Commissions and other expenses..............................     (289)
                                                               -------
   Net income (loss)........................................   $    1
                                                               =======

During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2011:

ASSETS
Cash.......................................................   $  204
Deferred acquisition costs.................................      243
                                                              -------
   Total assets............................................   $  447
                                                              =======
LIABILITIES
Future contract benefits...................................   $  613
Other contract holder funds................................       18
Funds withheld reinsurance liabilities.....................     (300)
Deferred gain on business sold through reinsurance.........      106
Other liabilities..........................................        4
                                                              -------
   Total liabilities.......................................   $  441
                                                              =======
REVENUES AND EXPENSES
Amortization of deferred gain on business
   sold through reinsurance:
Write-off of unamortized deferred gain.....................   $   34
Benefits...................................................      (24)
Federal income tax expense.................................       (4)
                                                              -------
   Net income..............................................   $    6
                                                              =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS (CONTINUED)



REINSURANCE NOVATED FROM LINCOLN REINSURANCE COMPANY OF VERMONT II ("LRCVII") TO LNBAR
During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.......................................  $   (52)
                                                               --------
   Total assets..............................................  $   (52)
                                                               ========
LIABILITIES
Reinsurance related embedded derivatives.....................  $   (18)
Deferred gain on business sold through reinsurance...........        8
Long-term debt...............................................     (500)
Funds withheld reinsurance liabilities.......................      500
Other liabilities............................................      (16)
                                                               --------
   Total liabilities.........................................  $   (26)
                                                               ========
REVENUE AND EXPENSES
Net investment income........................................  $   (13)
Benefits.....................................................       13
                                                               --------
   Net Income................................................  $   (26)
                                                               ========



CAPITAL CONTRIBUTIONS
On December 30, 2011, LNC transferred ownership of Lincoln Investment Advisors Corporation ("LIAC") to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                                 --------------------
                                                 2011          2011
                                                 -----         -----
                                                 LIAC          OTHER
                                                 -----         -----
Cash and invested cash......................      $ 1          $ --
Other assets................................        9            --
Other liabilities...........................       (5)            5
                                                 -----         -----
   Total(1).................................      $ 5          $  5
                                                 =====         =====

-------------
(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity



--------------------------------------------------------------------------------
4. VARIABLE INTEREST ENTITIES


CONSOLIDATED VIES

CREDIT-LINKED NOTES ("CLNS")
We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2013:

                                               AMOUNT AND
                                            DATE OF ISSUANCE
                                       -----------------------------
                                           $400           $200
                                         DECEMBER         APRIL
                                           2006           2007
                                       --------------  -------------
Original attachment point
   (subordination)..................           5.50%          2.05%
Current attachment point
   (subordination)..................           4.17%          1.48%
Maturity............................     12/20/2016      3/20/2017
Current rating of tranche...........            BB+            Ba2
Current rating of underlying
   collateral pool..................         Aa1-B1       Aaa-Caa2
Number of defaults in underlying
   collateral pool..................              2              2
Number of entities..................            124             99
Number of countries.................             20             21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


The following summarizes the exposure of the CLN structures' underlying reference portfolios by industry and rating as of December 31, 2013:

                                                           AAA    AA       A     BBB     BB     B     CCC   TOTAL
                                                          -----  ------  -----  ------  -----  ----  -----  ------
INDUSTRY
Financial intermediaries..............................    0.0%    2.1%    6.7%   1.7%   0.0%   0.0%  0.0%    10.5%
Telecommunications....................................    0.0%    0.0%    4.0%   5.5%   1.5%   0.0%  0.0%    11.0%
Oil and gas...........................................    0.3%    2.1%    1.0%   4.6%   0.0%   0.0%  0.0%     8.0%
Utilities.............................................    0.0%    0.0%    2.6%   1.9%   0.0%   0.0%  0.0%     4.5%
Chemicals and plastics................................    0.0%    0.0%    2.3%   1.2%   0.3%   0.0%  0.0%     3.8%
Drugs.................................................    0.3%    2.2%    1.2%   0.0%   0.0%   0.0%  0.0%     3.7%
Retailers (except food and drug)......................    0.0%    0.0%    2.1%   0.9%   0.5%   0.0%  0.0%     3.5%
Industrial equipment..................................    0.0%    0.0%    2.6%   0.7%   0.0%   0.0%  0.0%     3.3%
Sovereign.............................................    0.0%    0.7%    1.2%   1.3%   0.0%   0.0%  0.0%     3.2%
Conglomerates.........................................    0.0%    2.3%    0.9%   0.0%   0.0%   0.0%  0.0%     3.2%
Forest products.......................................    0.0%    0.0%    0.0%   1.6%   1.4%   0.0%  0.0%     3.0%
Other.................................................    0.0%    4.1%   15.5%  17.1%   4.6%   0.7%  0.3%    42.3%
                                                          -----  ------  -----  ------  -----  ----  -----  ------
   Total..............................................    0.6%   13.5%   40.1%  36.5%   8.3%   0.7%  0.3%   100.0%
                                                          =====  ======  =====  ======  =====  ====  =====  ======


STATUTORY TRUST NOTE
In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement. Subsequently, the U.S. government bonds were redeemed on January 6, 2014. The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                          AS OF DECEMBER 31, 2013                     AS OF DECEMBER 31, 2012
                                                  --------------------------------------     ---------------------------------------
                                                     NUMBER                                     NUMBER
                                                       OF          NOTIONAL     CARRYING          OF          NOTIONAL      CARRYING
                                                   INSTRUMENTS      AMOUNTS       VALUE       INSTRUMENTS      AMOUNTS        VALUE
                                                  ------------     --------     --------     ------------     --------     ---------
ASSETS
Fixed maturity securities:
   Asset-backed credit card loans..............        N/A          $  --         $ 595           N/A          $   --        $ 598
   U.S. government bonds.......................        N/A             --           102           N/A              --          110
Excess mortality swap..........................         --             --            --             1             100           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total assets(1)..........................         --          $  --         $ 697             1          $  100        $ 708
                                                  ------------     --------     --------     ------------     --------     ---------
LIABILITIES
Non-qualifying hedges:
   Credit default swaps........................          2          $ 600         $  27             2          $  600        $ 128
   Contingent forwards.........................          2             --            --             2              --           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total liabilities(2).....................          4          $ 600         $  27             4          $  600        $ 128
                                                  ============     ========     ========     ============     ========     =========

-------------
(1) Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2013.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                              --------------------
                                              2013          2012
                                              -----         ------
NON-QUALIFYING HEDGES
Credit default swaps......................    $ 101         $ 166
Contingent forwards.......................       --            (3)
                                              -----         ------
   Total non-qualifying hedges(1).........    $ 101         $ 163
                                              =====         ======

-------------
(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS, CLOs and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs. We receive returns from the LPs in the form of income tax credits that are guaranteed by creditworthy third parties, and our exposure to loss is limited to the capital we invest in the LPs. We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs. Our maximum exposure to loss was $77 million and $92 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
5. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                AS OF DECEMBER 31, 2013
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  65,423   $ 4,247    $ 1,141   $  88    $ 68,441
U.S. government bonds........................................................           314        25         14      --         325
Foreign government bonds.....................................................           498        45          1      --         542
RMBS.........................................................................         3,939       244          9      30       4,144
CMBS.........................................................................           686        33          4      17         698
CLOs.........................................................................           232        --          1       6         225
State and municipal bonds....................................................         3,549       302         27      --       3,824
Hybrid and redeemable preferred securities...................................           944        86         51      --         979
VIEs' fixed maturity securities..............................................           682        15         --      --         697
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        76,267     4,997      1,248     141      79,875
Equity securities............................................................           182        19         --      --         201
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  76,449   $ 5,016    $ 1,248   $ 141    $ 80,076
                                                                                 ==========   =======    =======   =====    ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                                AS OF DECEMBER 31, 2012
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  59,127   $ 7,977    $   216   $ 104    $ 66,784
U.S. government bonds........................................................           339        54         --      --         393
Foreign government bonds.....................................................           549        91         --      --         640
RMBS.........................................................................         5,494       449          3      57       5,883
CMBS.........................................................................           925        63         14      19         955
CLOs.........................................................................           189         2          3       8         180
State and municipal bonds....................................................         3,455       795          7      --       4,243
Hybrid and redeemable preferred securities...................................         1,143       103         70      --       1,176
VIEs' fixed maturity securities..............................................           677        31         --      --         708
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        71,898     9,565        313     188      80,962
Equity securities............................................................           137        22          2      --         157
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  72,035   $ 9,587    $   315   $ 188    $ 81,119
                                                                                 ==========   =======    =======   =====    ========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------    ---------
Due in one year or less.........................................................     $  2,481      $  2,550
Due after one year through five years...........................................       14,097        15,229
Due after five years through ten years..........................................       24,400        25,312
Due after ten years.............................................................       30,432        31,717
                                                                                     ---------    ---------
   Subtotal.....................................................................       71,410        74,808
                                                                                     ---------    ---------
MBS.............................................................................        4,625         4,842
CLOs............................................................................          232           225
                                                                                     ---------    ---------
      Total fixed maturity AFS securities.......................................     $ 76,267      $ 79,875
                                                                                     =========    =========

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $  16,620     $ 1,004     $  1,233      $ 225       $ 17,853      $ 1,229
U.S. government bonds.................................          151          14           --         --            151           14
Foreign government bonds..............................           69           1           --         --             69            1
RMBS..................................................          455          15          259         24            714           39
CMBS..................................................          109           7           43         14            152           21
CLOs..................................................          136           3           50          4            186            7
State and municipal bonds.............................          359          20           24          7            383           27
Hybrid and redeemable preferred securities............           58           6          195         45            253           51
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity AFS securities.............    $  17,957     $ 1,070     $  1,804      $ 319       $ 19,761      $ 1,389
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                        1,449
                                                                                                                          ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                    AS OF DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $   2,814     $   142     $    918      $ 178       $  3,732      $   320
RMBS..................................................          253          36          196         24            449           60
CMBS..................................................           63          16          104         17            167           33
CLOs..................................................           10           8           53          3             63           11
State and municipal bonds.............................           64           1           24          6             88            7
Hybrid and redeemable preferred securities............           71           3          281         67            352           70
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity securities.................        3,275         206        1,576        295          4,851          501
Equity securities.....................................            7           2           --         --              7            2
                                                        -----------   -----------   --------   -----------    --------    ----------
         Total AFS securities.........................    $   3,282     $   208     $  1,576      $ 295       $  4,858      $   503
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                          617
                                                                                                                          ==========

For information regarding our investments in VIEs, see Note 4.

We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1. Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,198       $ 1,087         $ 111
AFS securities backed by pools of commercial mortgages.............................           193           169            24
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,391       $ 1,256         $ 135
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $    871       $   774         $  97
AFS securities backed by pools of commercial mortgages.............................            29            23             6
                                                                                        ----------      -------      ----------
   Total...........................................................................      $    900       $   797         $ 103
                                                                                        ==========      =======      ==========

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,128       $   935         $ 193
AFS securities backed by pools of commercial mortgages.............................           225           183            42
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,353       $ 1,118         $ 235
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $  1,119       $   926         $ 193
AFS securities backed by pools of commercial mortgages.............................            52            36            16
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,171       $   962         $ 209
                                                                                        ==========      =======      ==========

For the years ended December 31, 2013 and 2012, we recorded OTTI for AFS securities backed by pools of residential and commercial mortgages of $21 million and $103 million, pre-tax, respectively, and before associated amortization expense for DAC, VOBA, DSI and DFEL, of which $ (46) million and $
(45) million, respectively, was recognized in OCI and $67 million and $148 million, respectively, was recognized in net income (loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $   1     $   --      $  --            4
Six months or greater, but less than nine months..................................         7          3         --            1
Nine months or greater, but less than twelve months...............................        56         18         --            4
Twelve months or greater..........................................................       340         89         81           92
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 404     $  110      $  81          101
                                                                                       =====     ======      =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $  34     $    9      $   1           14
Nine months or greater, but less than twelve months...............................        15         10         --            3
Twelve months or greater..........................................................       385        175        125          131
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 434     $  194      $ 126          148
                                                                                       =====     ======      =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $886 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012      2011
                                           -------  --------  ------
Balance as of beginning-of-year..........  $  402   $   380   $ 309
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized............      37        98      54
      Credit losses on securities for
        which an OTTI was
        previously recognized............      40        59      68
   Decreases attributable to:
      Securities sold....................    (101)     (135)    (51)
                                           -------  --------  ------
        Balance as of end-of-year........  $  378   $   402   $ 380
                                           =======  ========  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.



Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

                                                                                               AS OF DECEMBER 31, 2013
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 252      $ 18       $  48      $ 222     $ 126
RMBS.......................................................................         513        17          17        513       175
CMBS.......................................................................          34         3          12         25        77
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 799      $ 38       $  77      $ 760     $ 378
                                                                                ==========   ======  ==========    ======   ========

                                                                                               AS OF DECEMBER 31, 2012
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 285      $  4       $  95      $ 194     $  99
RMBS.......................................................................         588        20          38        570       219
CMBS.......................................................................          39         1          16         24        84
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 912      $ 25       $ 149      $ 788     $ 402
                                                                                ==========   ======  ==========    ======   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                --------    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................   $  1,683    $  1,817
U.S. government bonds........................        272         310
Foreign government bonds.....................         24          32
RMBS.........................................        152         188
CMBS.........................................          7          17
CLOs.........................................          2           4
State and municipal bonds....................         20          25
Hybrid and redeemable preferred
   securities................................         30          42
                                                --------    --------
      Total fixed maturity securities........      2,190       2,435
Equity Securities............................         --           2
                                                --------    --------
        Total trading securities.............   $  2,190    $  2,437
                                                ========    ========

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2013, 2012 and 2011, was $(166) million, $53 million and $115 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 32% and 31% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                ---------------------
                                                  2013        2012
                                                ---------   ---------
Current......................................   $  7,026    $  6,791
Valuation allowance associated with
   impaired mortgage loans on
   real estate...............................         (3)         (6)
Unamortized premium (discount)...............          6           7
                                                ---------   ---------
   Total carrying value......................   $  7,029    $  6,792
                                                =========   =========



The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Number of impaired mortgage loans
   on real estate...........................       3              4
                                                =====          =====
Principal balance of impaired mortgage
   loans on real estate.....................    $ 27           $ 38
Valuation allowance associated with
   impaired mortgage loans on
   real estate..............................      (3)            (6)
                                                -----          -----
   Carrying value of impaired
      mortgage loans on real estate.........    $ 24           $ 32
                                                =====          =====

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Balance as of beginning-of-year..............    $ 6            $ 3
   Additions.................................      3              4
   Charge-offs, net of recoveries............     (6)            (1)
                                                -----          -----
      Balance as of end-of-year..............    $ 3            $ 6
                                                =====          =====

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -----------------------
                                           2013      2012     2011
                                           -----    -----     ----
Average carrying value for
   impaired mortgage loans on
   real estate..........................   $ 30      $ 17     $ 15
Interest income recognized on
   impaired mortgage loans on
   real estate..........................      2         1        1
Interest income collected on
   impaired mortgage loans on
   real estate..........................      2         1        1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------      --------
Less than 65%.....................................    $ 5,892        83.9%          1.79        $  5,526        81.3%         1.68
65% to 74%........................................        736        10.4%          1.42             869        12.8%         1.39
75% to 100%.......................................        363         5.2%          0.83             350         5.2%         0.82
Greater than 100%.................................         35         0.5%          0.78              46         0.7%         0.79
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............    $ 7,026       100.0%                      $  6,791       100.0%
                                                     =========     =========                   ==========     ========



ALTERNATIVE INVESTMENTS

As of December 31, 2013 and 2012, alternative investments included investments in 121 and 98 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                   --------------------------------
                                     2013        2012        2011
                                   ---------   ---------   --------
Fixed maturity AFS
   securities...................    $ 3,876    $  3,813    $ 3,724
Equity AFS securities...........          6           6          5
Trading securities..............        130         138        145
Mortgage loans on
   real estate..................        377         381        392
Real estate.....................          5          11         18
Standby real estate equity
   commitments..................         --          --          1
Policy loans....................        153         163        161
Invested cash...................          3           4          3
Commercial mortgage loan
   prepayment and bond
   make-whole premiums..........        107          39         75
Alternative investments.........         86         125         90
Consent fees....................          4           3          3
Other investments...............          4          (5)        --
                                   ---------   ---------   --------
   Investment income............      4,751       4,678      4,617
Investment expense..............       (190)       (127)      (127)
                                   ---------   ---------   --------
      Net investment income.....    $ 4,561    $  4,551    $ 4,490
                                   =========   =========   ========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
Fixed maturity AFS securities:
   Gross gains....................    $  20      $   14     $   84
   Gross losses...................      (89)       (187)      (218)
Equity AFS securities:
   Gross gains....................        8           1         10
   Gross losses...................       (2)         (9)        --
Gain (loss) on other
   investments....................        6          15         27
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds..........      (27)          2         (9)
                                      ------     -------    -------
      Total realized gain (loss)
        related to certain
        investments...............    $ (84)     $ (164)    $ (106)
                                      ======     =======    =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
   Corporate bonds................    $ (34)     $  (62)    $  (13)
   RMBS...........................      (28)        (50)       (76)
   CMBS...........................      (14)        (47)       (56)
   CLOs...........................       (1)         (2)        (1)
   Hybrid and redeemable
      preferred securities........       --          --         (2)
                                      ------     -------    -------
      Total fixed maturity
        securities................      (77)       (161)      (148)
Equity securities.................       (1)         (8)        --
                                      ------     -------    -------
        Gross OTTI recognized
           in net income (loss)...      (78)       (169)      (148)
        Associated amortization
           of DAC, VOBA, DSI,
           and DFEL...............       13          30         30
                                      ------     -------    -------
           Net OTTI recognized
              in net income
              (loss), pre-tax.....    $ (65)     $ (139)    $ (118)
                                      ======     =======    =======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  11      $  118     $   54
Change in DAC, VOBA,
   DSI and DFEL...................       (1)        (15)       (12)
                                      ------     -------    -------
   Net portion of OTTI
      recognized in OCI, pre-tax..    $  10      $  103     $   42
                                      ======     =======    =======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.



Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk. As of December 31, 2013 and 2012, 96% of the fair value of our corporate bond portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $2.9 billion, and a fair value of $2.9 billion. As of December 31, 2013 and 2012, 94% and 93%, respectively, of the fair value of our CLO portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our CLO portfolio rated below investment grade had an amortized cost of $16 million and $21 million, respectively, and fair value of $13 million. Based upon the analysis discussed above, we believed as of December 31, 2013 and 2012, that we would recover the amortized cost of each investment grade corporate bond and CLO security.

DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                  CARRYING         FAIR      CARRYING         FAIR
                                                                                    VALUE          VALUE       VALUE          VALUE
                                                                                  ---------       -------   ---------       --------
Collateral payable held for derivative investments(1)...........................   $   264        $   264    $ 2,507        $  2,507
Securities pledged under securities lending agreements(2).......................       184            178        197             189
Securities pledged under repurchase agreements(3)...............................       530            553        280             294
Securities pledged for Term Asset-Backed Securities Loan Facility ("TALF")(4)...        36             49         37              52
Investments pledged for Federal Home Loan Bank of Indianapolis
   ("FHLBI")(5).................................................................     1,851          3,127      1,100           1,936
                                                                                  ---------       -------   ---------       --------
   Total payables for collateral on investments.................................   $ 2,865        $ 4,171    $ 4,121        $  4,978
                                                                                  =========       =======   =========       ========

-------------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for additional information.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.


For information related to balance sheet offsetting of our securities lending and repurchase agreements, see Note 6.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    -------------------------------
                                      2013        2012       2011
                                    ---------   --------   --------
Collateral payable held for
   derivative investments........   $ (2,243)   $  (487)   $ 2,141
Securities pledged under
   securities lending
   agreements....................        (13)        (3)         1
Securities pledged under
   repurchase agreements.........        250         --         --
Securities pledged for TALF......         (1)      (136)      (107)
Investments pledged for
   FHLBI.........................        751      1,000         --
                                    ---------   --------   --------
   Total increase (decrease) in
      payables for collateral on
      investments................   $ (1,256)   $   374    $ 2,035
                                    =========   ========   ========



INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $868 million, which included $411 million of LPs, $372 million of private placement securities and $85 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.5 billion and $3.6 billion, or 3% and 4%, respectively, of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.7 billion and $2.2 billion, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 and 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.5 billion and $8.4 billion, respectively, or 9% of our invested assets portfolio, and our investment securities in the banking industry with a fair value of $4.8 billion and $5.3 billion, respectively, or 5% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
6. DERIVATIVE INSTRUMENTS


We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS
We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS
We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS
We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS
We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate. For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES
We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS
We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

REVERSE TREASURY LOCKS
We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES
We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES
We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

PUT OPTIONS
We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS
We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

VARIANCE SWAPS
We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS -- BUYING PROTECTION
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.



CREDIT DEFAULT SWAPS -- SELLING PROTECTION
We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES
We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.



We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2013                AS OF DECEMBER 31, 2012
                                                      -------------------------------------  -------------------------------------
                                                      NOTIONAL            FAIR VALUE         NOTIONAL            FAIR VALUE
                                                                    -----------------------                 ----------------------
                                                       AMOUNTS        ASSET       LIABILITY   AMOUNTS        ASSET       LIABILITY
                                                      --------      --------      ---------  ---------      -------      ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1).......................  $  2,876      $    160      $   149    $  2,001       $   353      $    224
   Foreign currency contracts(1)....................       615            32           46         420            39            26
                                                      --------      --------      ---------  ---------      -------      ---------
      Total cash flow hedges........................     3,491           192          195       2,421           392           250
                                                      --------      --------      ---------  ---------      -------      ---------
NON-QUALIFYING HEDGES
Interest rate contracts(1)..........................    44,620           214          744      35,539         1,030           474
Foreign currency contracts(1).......................       102            --           --          48            --            --
Equity market contracts(1)..........................    19,804           956          192      19,744         1,734           170
Equity collar(1)....................................        --            --           --           9             1            --
Credit contracts(2).................................       126            --            2         149            --            11
Embedded derivatives:
      GLB reserves(3)...............................        --         1,244           --          --            --            --
      GLB reserves(2)...............................        --            --        1,244          --            --           909
   Reinsurance related(4)...........................        --           159           --          --            --           184
   Indexed annuity and universal life contracts(5)..        --            --        1,048          --            --           732
                                                      --------      --------      ---------  ---------      -------      ---------
           Total derivative instruments.............  $ 68,143      $  2,765      $ 3,425    $ 57,910       $ 3,157      $  2,730
                                                      ========      ========      =========  =========      =======      =========

-------------
(1) Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other liabilities on our Consolidated Balance Sheets.
(3)  Reported in other assets on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

                                                                          REMAINING LIFE AS OF DECEMBER 31, 2013
                                                     -------------------------------------------------------------------------------
                                                      LESS THAN        1 - 5        6 - 10        11 - 30      OVER 30
                                                       1 YEAR          YEARS         YEARS         YEARS        YEARS         TOTAL
                                                     ----------     ---------      --------      --------     --------      --------
Interest rate contracts(1).....................      $   4,343      $  23,124      $ 10,697      $  9,332       $ --        $ 47,496
Foreign currency contracts(2)..................            175            110           305           127         --             717
Equity market contracts........................         10,864          3,573         5,344            21          2          19,804
Credit contracts...............................             --            126            --            --         --             126
                                                     ----------     ---------      --------      --------     --------      --------
           Total derivative instruments with
             notional amounts..................      $  15,382      $  26,933      $ 16,346      $  9,480       $  2        $ 68,143
                                                     ==========     =========      ========      ========     ========      ========

-------------
(1) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------
                                           2013      2012     2011
                                          -------   -------   ------
UNREALIZED GAIN (LOSS)
   ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year.........  $  101    $  132    $ (14)
Other comprehensive income (loss):
   Unrealized holding gains (losses)
      arising during the year:
      Cash flow hedges:
        Interest rate contracts.........    (126)      (41)     201
        Foreign currency contracts......     (24)      (22)       3
   Change in foreign currency
      exchange rate adjustment..........     (19)      (12)       7
   Change in DAC, VOBA, DSI and
      DFEL..............................       5        14        1
   Income tax benefit (expense).........      57        20      (74)
   Less:
      Reclassification adjustment for
        gains (losses) included in net
        income (loss):
        Cash flow hedges:
           Interest rate contracts(1)...     (21)      (21)     (15)
           Foreign currency
              contracts(1)..............       3         3        2
   Associated amortization of DAC,
      VOBA, DSI and DFEL................       1         3        1
   Income tax benefit (expense).........       6         5        4
                                          -------   -------   ------
              Balance as of
                end-of-year.............  $    5    $  101    $ 132
                                          =======   =======   ======

-------------
(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).



The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                       -------------------------------
                                         2013       2012       2011
                                       ---------  ---------  ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1)........  $    (21)  $    (22)  $    (15)
   Foreign currency contracts(1).....         3          3          2
                                       ---------  ---------  ---------
      Total cash flow hedges.........       (18)       (19)       (13)
                                       ---------  ---------  ---------
NON-QUALIFYING HEDGES
Interest rate contracts(2)...........      (998)        26      1,100
Foreign currency contracts(2)........        (4)        (8)       (12)
Equity market contracts(2)...........    (1,306)    (1,014)       315
Equity market contracts(3)...........        37       (362)        26
Credit contracts(2)..................         9          2         (7)
Embedded derivatives:
   Reinsurance related(2)............       352        (50)       (47)
   GLB reserves(2)...................    (2,153)        --         --
   GLB reserves(2)...................     2,153      1,308     (1,809)
   Indexed annuity and universal
      life contracts(2)..............      (356)      (136)         5
                                       ---------  ---------  ---------
              Total derivative
                instruments..........  $ (2,284)  $   (253)  $   (442)
                                       =========  =========  =========

-------------
(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                           2013      2012     2011
                                           ------   ------    -----
Gain (loss) recognized as a
   component of OCI with the offset
   to net investment income.............   $ (18)   $ (18)    $(13)

As of December 31, 2013, $23 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2013 and 2012, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

                                                            AS OF DECEMBER 31, 2013
-------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT RATING                                               MAXIMUM
                      REASON FOR        NATURE OF       OF UNDERLYING         NUMBER OF                            POTENTIAL
   MATURITY            ENTERING         RECOURSE        OBLIGATION(1)        INSTRUMENTS       FAIR VALUE(2)        PAYOUT
---------------       ----------       ----------       -------------       ------------       -------------      ----------
12/20/2016(3)             (4)              (5)              BBB-                  3               $  (1)            $  68
03/20/2017(3)             (4)              (5)              BBB-                  3                  (1)               58
                                                                            ------------       -------------      ----------
                                                                                  6               $  (2)            $ 126
                                                                            ============       =============      ==========

                                                           AS OF DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------------------------

                                                          CREDIT RATING                                                MAXIMUM
                      REASON FOR         NATURE OF        OF UNDERLYING         NUMBER OF                             POTENTIAL
   MATURITY            ENTERING          RECOURSE         OBLIGATION(1)        INSTRUMENTS        FAIR VALUE(2)        PAYOUT
--------------        ----------         ---------        -------------        -----------        -------------       ---------
12/20/2016(3)             (4)               (5)               BBB-                  3                $  (4)             $  68
03/20/2017(3)             (4)               (5)               BBB-                  4                   (7)                81
                                                                               -----------        -------------       ---------
                                                                                    7                $ (11)             $ 149
                                                                               ===========        =============       =========

-------------
(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of our credit default swaps.
(3) These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.


Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions), were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
Maximum potential payout.......................   $ 126       $  149
Less:
   Counterparty thresholds.....................      --           --
                                                  -----       ------
      Maximum collateral potentially
        required to post.......................   $ 126       $  149
                                                  =====       ======

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post $2 million as of December 31, 2013, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2013, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2013, our exposure was $50 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                   AS OF DECEMBER 31, 2013     AS OF DECEMBER 31, 2012
                  ------------------------    ------------------------
                  COLLATERAL    COLLATERAL    COLLATERAL    COLLATERAL
                   POSTED BY     POSTED BY     POSTED BY     POSTED BY
       S&P         COUNTER-         LNL        COUNTER-         LNL
     CREDIT          PARTY       (HELD BY        PARTY       (HELD BY
    RATING OF      (HELD BY      COUNTER-      (HELD BY      COUNTER-
  COUNTERPARTY       LNL)         PARTY)         LNL)         PARTY)
 -------------    ----------    ----------    ----------    ----------
       AA            $  --        $   --        $    41        $  --
       AA-              34           (10)            58           --
       A+               19            --            551           --
        A              228          (183)           762          (68)
       A-              207          (123)         1,113           --
      BBB+              79            --             --           --
       BBB              --            --              4           --
                  ----------    ----------    ----------    ----------
                     $ 567        $ (316)       $ 2,529        $(68)
                  ==========    ==========    ==========    ==========


BALANCE SHEET OFFSETTING

Information related to our derivative instruments, securities lending transactions and repurchase agreements and the effects of offsetting on our Consolidated Balance Sheets (in millions) were as follows:

                                                                                             AS OF DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  1,170        $ 1,403        $     --      $  2,573
Gross amounts offset......................................................        (553)            --              --          (553)
Net amount of assets......................................................         617          1,403              --         2,020
Gross amounts not offset:
   Cash collateral received...............................................        (251)            --              --          (251)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    366        $ 1,403        $     --      $  1,769
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $    580        $ 2,292        $  2,601      $  5,473
Gross amounts offset......................................................        (192)            --              --          (192)
Net amount of liabilities.................................................         388          2,292           2,601         5,281
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (2,601)       (2,601)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    388        $ 2,292        $     --      $  2,680
                                                                             ===========    ===========    ============    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)



                                                                                             AS OF DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  3,156        $    --        $     --      $  3,156
Gross amounts offset......................................................        (893)            --              --          (893)
Net amount of assets......................................................       2,263             --              --         2,263
Gross amounts not offset:
   Cash collateral received...............................................      (2,461)            --              --        (2,461)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $   (198)       $    --        $     --      $   (198)
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $     11        $ 1,825        $  1,614      $  3,450
Gross amounts offset......................................................          --             --              --            --
Net amount of liabilities.................................................          11          1,825           1,614         3,450
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (1,614)       (1,614)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $     11        $ 1,825        $     --      $  1,836
                                                                             ===========    ===========    ============    =========


--------------------------------------------------------------------------------
7. FEDERAL INCOME TAXES


The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012       2011
                                       -----      -------    ------
Current............................    $ 211      $ (320)    $ (84)
Deferred...........................      220         664       354
                                       -----      -------    ------
   Federal income tax expense
      (benefit)....................    $ 431      $  344     $ 270
                                       =====      =======    ======

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------------
                                         2013        2012        2011
                                        ---------   ---------   ---------
Tax rate times pre-tax income........   $   616     $   527     $   186
Effect of:
   Separate account dividend
      received deduction.............      (145)       (128)       (135)
   Tax credits.......................       (35)        (34)        (46)
   Goodwill..........................        --          (2)        260
   Change in uncertain tax
      positions......................         7         (88)          7
   Other items.......................       (12)         69          (2)
                                        ---------   ---------   ---------
      Federal income tax
         expense (benefit)...........   $   431     $   344     $   270
                                        =========   =========   =========
Effective tax rate...................        24%         23%         51%
                                        =========   =========   =========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.



The federal income tax asset (liability) (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
Current.....................................   $     (8)   $     173
Deferred....................................     (2,278)      (3,391)
                                               ---------   ----------
      Total federal income tax asset
        (liability).........................   $ (2,286)   $  (3,218)
                                               =========   ==========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013         2012
                                               --------    ---------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds....................   $    963    $     900
Deferred gain on business sold
   through reinsurance......................         21           27
Reinsurance related embedded
   derivative asset.........................         17          141
Investments.................................        274          448
Compensation and benefit plans..............        177          141
Net operating loss..........................          4            4
Net capital loss............................         --           32
Tax credits.................................        184          205
VIE.........................................          4           36
Other.......................................         32           44
                                               --------    ---------
   Total deferred tax assets................      1,676        1,978
                                               ========    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


7. FEDERAL INCOME TAXES (CONTINUED)


                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
DEFERRED TAX LIABILITIES
DAC.........................................   $  1,954    $   1,393
VOBA........................................        409          239
Net unrealized gain on AFS securities.......      1,273        3,283
Net unrealized gain on trading securities...         86          150
Intangibles.................................        151          172
Other.......................................         81          132
                                               ---------   ----------
   Total deferred tax liabilities...........      3,954        5,369
                                               ---------   ----------
      Net deferred tax asset (liability)....   $ (2,278)   $  (3,391)
                                               =========   ==========

As of December 31, 2013, we had $11 million of net operating loss carryforwards that begin to expire in 2031. In addition, we had $102 million of alternative minimum tax credits that are not subject to expiration and $82 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $64 million and $59 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                        FOR THE
                                                      YEARS ENDED
                                                     DECEMBER 31,
                                                  ------------------
                                                  2013        2012
                                                  -----      -------
Balance as of beginning-of-year.................  $ 67       $  275
   Decreases for prior year tax positions.......    --         (145)
   Increases for current year tax positions.....     8            3
   Decreases for settlements with taxing
      authorities...............................    --           (2)
   Decreases for lapse of statute of
      limitations...............................    --          (64)
                                                  -----      -------
        Balance as of end-of-year...............  $ 75       $   67
                                                  =====      =======



We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(78) million and $8 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $13 million and $11 million as of December 31, 2013 and 2012, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. We believe a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. We do not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


-----------------------------------------------------------------------------
8. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 6,030   $ 5,887   $ 6,029
   Business acquired (sold)
      through reinsurance............      (67)     (126)      184
   Deferrals.........................    1,559     1,294     1,368
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (795)     (760)     (666)
      Unlocking......................       42       (71)     (130)
   Adjustment related to realized
      (gains) losses.................      (49)      (49)      (39)
   Adjustment related to
      unrealized (gains) losses......      970      (145)     (859)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 7,690   $ 6,030   $ 5,887
                                       ========  ========  ========

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $   702   $ 1,055   $ 1,378
   Business acquired (sold)
      through reinsurance............        3       (20)       12
   Deferrals.........................       13        12        20
   Amortization:
      Amortization, excluding
        unlocking....................     (179)     (225)     (279)
      Unlocking......................      (52)      (23)      174
   Accretion of interest(1)..........       68        73        78
   Adjustment related to realized
      (gains) losses.................       (1)        9        (6)
   Adjustment related to
      unrealized (gains) losses......      615      (179)     (322)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,169   $   702   $ 1,055
                                       ========  ========  ========

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $85
2015.........................................   78
2016.........................................   72
2017.........................................   68
2018.........................................   68



Changes in DSI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                       2013        2012       2011
                                       ------     ------     ------
Balance as of beginning-of-year......  $ 296      $ 309      $ 324
   Deferrals.........................     10         39         39
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...    (41)       (43)       (36)
      Unlocking......................      8         14         (2)
   Adjustment related to realized
      (gains) losses.................     (3)        (5)        (3)
   Adjustment related to
      unrealized (gains) losses......     40        (18)       (13)
                                       ------     ------     ------
        Balance as of end-of-year....  $ 310      $ 296      $ 309
                                       ======     ======     ======

Changes in DFEL (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 1,342   $ 1,360   $ 1,472
   Business acquired (sold)
      through reinsurance............       (7)      (44)       18
   Deferrals.........................      319       348       544
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (210)     (206)     (160)
      Unlocking......................      (14)      (69)       31
   Adjustment related to realized
      (gains) losses.................       (8)       (5)       (8)
   Adjustment related to
      unrealized (gains) losses......      477       (42)     (537)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,899   $ 1,342   $ 1,360
                                       ========  ========  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
9. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013       2012       2011
                                      ---------  ---------  ---------
Direct insurance premiums
   and fee income...................  $  7,707   $  7,099   $  6,735
Reinsurance assumed.................        19         18         21
Reinsurance ceded...................    (1,505)    (1,287)    (1,511)
                                      ---------  ---------  ---------
   Total insurance premiums
      and fee income................  $  6,221   $  5,830   $  5,245
                                      =========  =========  =========
Direct insurance benefits...........  $  5,346   $  4,717   $  4,828
Reinsurance recoveries netted
   against benefits.................    (1,733)    (1,778)    (2,624)
                                      ---------  ---------  ---------
   Total benefits...................  $  3,613   $  2,939   $  2,204
                                      =========  =========  =========

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

We reinsure 27% to 33% of the mortality risk on newly issued non-term life insurance contracts and 20% to 25% of total mortality risk including term insurance contracts under our reinsurance program. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $742 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $5.8 billion and $8.3 billion as of December 31, 2013 and 2012, respectively. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions. As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure. As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.2 billion and $3.4 billion as of December 31, 2013 and 2012, respectively. Swiss Re has funded a trust, with a balance of $2.2 billion as of December 31, 2013, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2013, included $1.5 billion and $92 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale. During 2013, 2012 and 2011, we amortized $48 million, $48 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.


--------------------------------------------------------------------------------
10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    ------------     -----------     ----------
Annuities.............................................................     $ 1,040         $   (600)          $--           $   440
Retirement Plan Services..............................................          20               --            --                20
Life Insurance........................................................       2,186             (647)           --             1,539
Group Protection......................................................         274               --            --               274
Other Operations -- Media.............................................         176             (176)           --                --
                                                                         ------------    ------------     -----------     ----------
      Total goodwill..................................................     $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ============     ===========     ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    -----------      -----------     ----------
Annuities............................................................      $ 1,040         $   (600)          $--           $   440
Retirement Plan Services.............................................           20               --            --                20
Life Insurance.......................................................        2,186             (647)           --             1,539
Group Protection.....................................................          274               --            --               274
Other Operations -- Media............................................          176             (176)           --                --
                                                                         ------------    -----------      -----------     ----------
      Total goodwill.................................................      $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ===========      ===========     ==========



We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Group Protection reporting units. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................     $ 100        $ 31         $ 100         $ 27

Retirement Plan Services:
   Mutual fund contract rights(1)..............................................         5          --             5           --

Other Operations:
   FCC licenses(1).............................................................       131          --           129           --
   Other.......................................................................         4           3             4            3
                                                                                  --------   -------------  ---------  -------------
      Total....................................................................     $ 240        $ 34         $ 238         $ 30
                                                                                  ========   =============  =========  =============

-------------
(1)  No amortization recorded as the intangible asset has indefinite life.



Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2013, was as follows:

2014.................................................   $ 4
2015.................................................     4
2016.................................................     4
2017.................................................     4
2018.................................................     4
Thereafter...........................................    50


--------------------------------------------------------------------------------
11. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................   $  79,391   $  63,478
Net amount at risk(1).......................         141         392
Average attained age of contract
   holders..................................    61 YEARS    60 years
MINIMUM RETURN
Total account value.........................   $     151   $     149
Net amount at risk(1).......................          27          37
Average attained age of contract
   holders..................................    73 YEARS    73 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................   $  25,958   $  23,019
Net amount at risk(1).......................         570       1,133
Average attained age of contract
   holders..................................    68 YEARS    67 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ----------------------
                                              2013    2012     2011
                                              ------  ------  ------
Balance as of beginning-of-year.............  $ 104   $  84   $  44
   Changes in reserves......................    (10)     64      93
   Benefits paid............................    (21)    (44)    (53)
                                              ------  ------  ------
      Balance as of end-of-year.............  $  73   $ 104   $  84
                                              ======  ======  ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. GUARANTEED BENEFIT FEATURES (CONTINUED)



VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                             -------------------------
                                                2013          2012
                                             ------------  -----------
ASSET TYPE
Domestic equity............................  $  45,590     $  37,899
International equity.......................     17,707        14,850
Bonds......................................     23,648        21,174
Money market...............................     10,518         7,747
                                             ------------  -----------
   Total...................................  $  97,463     $  81,670
                                             ============  ===========
Percent of total variable annuity
   separate account values.................         99%           98%



SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 30% of total life insurance in-force reserves as of December 31, 2013, and 35% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT


Details underlying short-term and long-term debt (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                -------     --------
Short-Term Debt
   Short-term notes payable to LNC..........    $    51     $     28
   Current maturities of long-term debt.....         --            4
                                                -------     --------
      Total short-term debt.................    $    51     $     32
                                                =======     ========
Long-Term Debt, Excluding
   Current Portion
   1.40% note, due 2016.....................    $     4     $     --
   LIBOR + 3 bps loan, due 2017.............        250          250
   Surplus notes due LNC:
      LIBOR + 142 bps surplus note,
        due 2023............................        240           --
      9.76% surplus note, due 2024..........         50           50
      6.56% surplus note, due 2028..........        500          500
      LIBOR + 111 bps surplus note,
        due 2028............................         71           --
      LIBOR + 226 bps surplus note,
        due 2028............................        360           --
      6.03% surplus note, due 2028..........        750          750
      LIBOR + 100 bps surplus note,
        due 2037............................        375          375
                                                -------     --------
        Total surplus notes.................      2,346        1,675
                                                -------     --------
           Total long-term debt.............    $ 2,600     $  1,925
                                                =======     ========

Future principal payments due on long-term debt (in millions) as of December 31, 2013, were as follows:

2014...............................................  $    --
2015...............................................       --
2016...............................................        4
2017...............................................      250
2018...............................................       --
Thereafter.........................................    2,346
                                                     -------
   Total...........................................  $ 2,600
                                                     =======


On September 10, 2013, we issued a note of $4 million to LNC. This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC. The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of LIBOR + 142 bps. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC. The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps. Subject to approval by the Indiana Insurance Commissioner, we have the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


12. SHORT-TERM AND LONG-TERM DEBT (CONTINUED)


right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million. The outstanding principal amount as of December 31, 2013, was $360 million. The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008. The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.



--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS


CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LNL's parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. We dispute the allegations and are vigorously defending this matter. Plaintiffs have filed a motion for class certification. We expect a hearing on class certification in the first half of 2014.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("adversary proceeding") captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547
(JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements. The adversary proceeding is stayed through May 20, 2014, and LNL's response is currently due in the middle of 2014.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

A reinsurer has sought rate increases on certain yearly renewable term treaties. We dispute that this reinsurer has the right to increase the rates on these policies and have initiated arbitration proceedings to resolve this matter. We do not believe the outcome will have a material adverse effect on LNL's financial condition.

COMMITMENTS

LEASES
We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2013, 2012 and 2011, was $37 million, $37 million and $36 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2013, were as follows:

2014................................................   $ 35
2015................................................     30
2016................................................     26
2017................................................     20
2018................................................     12
Thereafter..........................................     19
                                                       ----
   Total............................................   $142
                                                       ====

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 17%, 19% and 22% of Annuities' variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented approximately 47%, 50% and 54% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 19%, 21% and 27% of variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented 54%, 58% and 62% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively.


OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(7) million and $32 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
14. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                      2013        2012       2011
                                                                                                    ---------   ---------   --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $  3,876    $  2,805    $ 1,119
   Unrealized holding gains (losses) arising during the year.....................................     (5,569)      2,631      3,292
   Change in foreign currency exchange rate adjustment...........................................         20          14         (5)
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds............      1,835      (1,233)      (798)
   Income tax benefit (expense)..................................................................      1,300        (459)      (890)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............        (63)       (181)      (124)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................        (28)         (1)       (10)
      Income tax benefit (expense)...............................................................         32          64         47
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $  1,521    $  3,876    $ 2,805
                                                                                                    =========   =========   ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $   (105)   $   (103)   $  (126)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year..................................................        (11)       (118)       (54)
   Change in DAC, VOBA, DSI and DFEL.............................................................          1          15         12
   Income tax benefit (expense)..................................................................          4          35         15
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities......................................         58         118         99
   Change in DAC, VOBA, DSI and DFEL.............................................................         (8)        (17)       (21)
   Income tax benefit (expense)..................................................................        (17)        (35)       (28)
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $    (78)   $   (105)   $  (103)
                                                                                                    =========   =========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


14. SHARES AND STOCKHOLDER'S EQUITY (CONTINUED)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                       2013       2012        2011
                                                                                                    ----------  ---------  ---------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year..................................................................   $     101   $    132    $   (14)
   Unrealized holding gains (losses) arising during the year.....................................        (150)       (63)       204
   Change in foreign currency exchange rate adjustment...........................................         (19)       (12)         7
   Change in DAC, VOBA, DSI and DFEL.............................................................           5         14          1
   Income tax benefit (expense)..................................................................          57         20        (74)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............         (18)       (18)       (13)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................           1          3          1
      Income tax benefit (expense)...............................................................           6          5          4
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $       5   $    101    $   132
                                                                                                    ==========  =========  =========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year..................................................................   $     (12)  $    (14)   $   (14)
   Adjustment arising during the year............................................................          (9)         3          1
   Income tax benefit (expense)..................................................................           3         (1)        (1)
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $     (18)  $    (12)   $   (14)
                                                                                                    ==========  =========  =========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification........................................  $ (63)  Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL............    (28)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......    (91)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................     32   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (59)  Net income (loss)
                                                                ======
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification........................................  $  58   Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL.............................     (8)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......     50   Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................    (17)  Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $  33   Net income (loss)
                                                                ======
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Gross reclassifications:
   Interest rate contracts....................................  $ (21)  Net investment income
   Foreign currency contracts.................................      3   Net investment income
      Total gross reclassifications...........................    (18)
Associated amortization of DAC, VOBA, DSI and DFEL............      1   Commissions and other expenses
   Reclassifications before income tax benefit (expense)......    (17)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................      6   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (11)  Net income (loss)
                                                                ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
15. REALIZED GAIN (LOSS)



Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ------------------------------
                                       2013       2012        2011
                                      -------    --------    -------
Total realized gain (loss)
   related to certain
   investments(1)..................   $  (84)    $  (164)    $ (106)
Realized gain (loss) on the
   mark-to-market on certain
   instruments(2)..................      308         138        (65)
Indexed annuity and universal
   life net derivatives results:(3)
   Gross gain (loss)...............      (39)         16          2
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................        9          (5)        (2)
Variable annuity net
   derivatives results:(4)
   Gross gain (loss)...............     (104)        (77)       (51)
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................      (33)        (31)       (28)
                                      -------    --------    -------
      Total realized gain (loss)...   $   57     $  (123)    $ (250)
                                      =======    ========    =======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     5.


(2) Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and universal life products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.


--------------------------------------------------------------------------------
16. COMMISSIONS AND OTHER EXPENSES



Details underlying commissions and other expenses (in millions) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    ------------------------------
                                      2013       2012       2011
                                    --------   --------   --------
Commissions.....................    $ 1,980    $ 1,972    $ 2,534
General and administrative
   expenses.....................      1,569      1,553      1,392
Expenses associated with
   reserve financing and
   unrelated letters of credit
   ("LOCs").....................         40         40         24
DAC and VOBA deferrals
   and interest, net of
   amortization.................       (656)      (300)      (565)
Broker-dealer expenses..........        288        243        236
Specifically identifiable
   intangible asset
   amortization.................          4          4          4
Media expenses..................         62         66         69
Taxes, licenses and fees........        239        244        244
Restructuring charges...........         --         16         --
                                    --------   --------   --------
      Total.....................    $ 3,526    $ 3,838    $ 3,938
                                    ========   ========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:

                                                                                AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                         2013             2012             2013            2012
                                                                     -------------   --------------   -------------   --------------
                                                                                                                   OTHER
                                                                            PENSION BENEFITS              POSTRETIREMENT BENEFITS
                                                                     ------------------------------   ------------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year................................       $ 145           $  137           $   5            $   5
Actual return on plan assets......................................          (9)              17               1               --
Company and participant contributions.............................          --               --               3                4
Benefits paid.....................................................          (9)              (9)             (3)              (4)
                                                                     -------------   --------------   -------------   --------------
   Fair value as of end-of-year...................................         127              145               6                5
                                                                     =============   ==============   =============   ==============
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year...................................         126              121              17               21
Interest cost.....................................................           5                5               1                1
Company and participant contributions.............................          --               --               1                1
Amendments........................................................          --               --              (1)              --
Actuarial (gains) losses..........................................          (7)               9              (1)              (2)
Benefits paid.....................................................          (9)              (9)             (2)              (4)
                                                                     -------------   --------------   -------------   --------------
   Balance as of end-of-year......................................         115              126              15               17
                                                                     -------------   --------------   -------------   --------------
      Funded status of the plans..................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets......................................................       $  14           $   21           $  --            $  --
Other liabilities.................................................          (2)              (2)             (9)             (12)
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED IN AOCI, NET OF TAX
Net (gain) loss...................................................       $  20           $   13           $  (1)           $  (1)
Prior service credit..............................................          --               --              (1)              --
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  20           $   13           $  (2)           $  (1)
                                                                     =============   ==============   =============   ==============
RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan.......................................         N/A              N/A            4.00%            4.00%
All other plans...................................................         N/A              N/A             N/A              N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate.................................        4.50%            3.93%           4.50%            4.03%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%
Net periodic benefit cost:
   Weighted-average discount rate.................................        3.93%            4.25%           4.03%            4.25%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2013, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2014, our discount rate for the pension plans will be 4.50%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation. We reevaluate this assumption each plan year. For 2014, our expected return on plan assets is 6.50% for the plans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

                                             AS OF OR FOR THE
                                         YEARS ENDED DECEMBER 31,
                                       ------------------------------
                                       2013        2012       2011
                                       --------   --------   --------
Pre-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Post-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Ultimate trend rate..............       4.50%      4.50%       4.50%
Year that the rate reaches
   the ultimate trend rate.......       2020       2020        2021

We expect the health care cost trend rate for 2014 to be 7.50% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                 2013         2012
                                                -----        -----
Accumulated benefit obligation.............      $  2         $  2
Projected benefit obligation...............         2            2
Fair value of plan assets..................        --           --



COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                     PENSION BENEFITS                  OTHER POSTRETIREMENT BENEFITS
                                                             ----------------------------------      -------------------------------
                                                              2013         2012          2011        2013         2012          2011
                                                             ------       ------        -------      -----        -----        -----
Interest cost...........................................      $  5         $  5         $    6       $  1         $   1        $   1
Expected return on plan assets..........................        (9)          (9)           (10)        --            --           --
Recognized net actuarial loss (gain)....................         1            1              2         --            --           --
Recognized actuarial gain due to curtailments...........        --           --             --         (1)           --           --
                                                             ------       ------        -------      -----        -----        -----
    Net periodic benefit expense (recovery).............      $ (3)        $ (3)        $   (2)      $ --         $   1        $   1
                                                             ======       ======        =======      =====        =====        =====


We expect our 2014 pension plans' expense to be approximately $3 million.

For 2014, the estimated amount of amortization from AOCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $3 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              --------------------
                                               2013          2012
                                              ------         -----
Fixed maturity securities...................    100%           80%
Common stock:
   Domestic equity..........................      0%           14%
   International equity.....................      0%            6%


The investment objectives for the assets related to our pension plans are to:

  - Maintain sufficient liquidity to pay obligations of the plans as they come due;
  - Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
  - Maintain an appropriate asset allocation policy;
  - Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
  - Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


Our pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.



FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:

                                                                                       AS OF DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                     PENSION PLANS                    OTHER POSTRETIREMENT BENEFITS
                                                              --------------------------------      --------------------------------
                                                               2013                      2012        2013                      2012
                                                              ------                    ------      ------                    ------
Fixed maturity securities:
   Corporate bonds......................................      $   86                    $   48       $ --                      $ --
   U.S. government bonds................................          31                        26         --                        --
   Foreign government bonds.............................          --                         2         --                        --
   State and municipal bonds............................           9                        --         --                        --
Common stock............................................          --                        66         --                        --
Cash and invested cash..................................           1                         3         --                        --
Other investments.......................................          --                        --          6                         5
                                                              ------                    ------      ------                    ------
      Total.............................................      $  127                    $  145       $  6                      $  5
                                                              ======                    ======      ======                    ======


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2013 or 2012. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2014 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2014 is less than $1 million.



We expect the following benefit payments (in millions):

                                           DEFINED
                                           BENEFIT         OTHER
                                           PENSION    POST-RETIREMENT
                                            PLANS          PLANS
                                          --------    ---------------
2014..................................       $10            $1
2015..................................        10             1
2016..................................        10             1
2017..................................         9             1
2018..................................         9             1
Following five years thereafter.......        40             5


--------------------------------------------------------------------------------
18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $70 million, $68 million and $65 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                    2013        2012
                                                   -----        -----
Total liabilities(1)...........................     $398         $335
Investments held to fund liabilities(2)........      166          146

--------------
(1)  Reported in other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                             ---------------------
                                             2013    2012    2011
                                             -----   -----   -----
Employer matching contributions............  $  9    $  7     $ 6
Increase (decrease) in measurement
   of liabilities, net of total return
   swap....................................    11      11       1
                                             -----   -----   -----
   Total plan expenses (income)............  $ 20    $ 18     $ 7
                                             =====   =====   =====

DEFERRED COMPENSATION PLANS FOR AGENTS
We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of our contributions are calculated and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS (CONTINUED)


made in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012    2011
                                            ----    -----    -----
Company contributions...................     $1      $ 1     $  1
Increase (decrease) in measurement
   of liabilities, net of total return
   swap.................................      4        5       --
                                            ----    -----    -----
   Total plan expenses (income).........     $5      $ 6     $  1
                                            ====    =====    =====

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS OF LNC
Non-employee directors may defer a portion of their annual cash retainers. They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were less than $1 million, $2 million and less than $(1) million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS
Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Investments held to fund the liabilities are rebalanced to match the funds that have been elected by the participant. The plan obligation increases with contributions, deferrals and investment gains, and decreases with distributions and investment losses. The plan assets increase with investment gains and decrease with investment losses and withdrawals. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were $2 million, $3 million and $4 million, respectively.



--------------------------------------------------------------------------------
19. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units ("RSUs") and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.



Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                      --------------------------
                                      2013       2012       2011
                                      -----     -----      -----
Stock options......................   $  8       $  8       $  8
Performance shares.................     10          5          2
SARs...............................      5          1         --
RSUs and nonvested stock...........     15         17         12
                                      -----     -----      -----
   Total...........................   $ 38       $ 31       $ 22
                                      =====     =====      =====
Recognized tax benefit.............   $ 13       $ 11       $  8
                                      =====     =====      =====


--------------------------------------------------------------------------------
20. STATUTORY INFORMATION AND RESTRICTIONS



We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.



We are subject to the applicable laws and regulations of our respective states. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC holding company amounts (in millions) below consist of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2013       2012
                                                  -------   --------
U.S. capital and surplus.....................     $ 7,248   $  6,457

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


20. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)



                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     -----------------------------
                                     2013        2012        2011
                                     -----       -----      ------
U.S. net gain (loss) from
   operations, after-tax........     $ 425       $ 649      $  291
U.S. net income (loss)..........       495         600         104
U.S. dividends to LNC
   holding company..............       640         605         800

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve developments in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January, 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2013 and 2012.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  --------  ---------
Calculation of reserves using the Indiana
   universal life method.....................     $   219   $    249
Calculation of reserves using continuous
   CARVM.....................................          (2)        (2)
Conservative valuation rate on certain
   annuities.................................         (30)       (26)
Lesser of LOC and XXX additional reserve
   as surplus................................       2,635      2,483

During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY, notwithstanding that LLANY discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNL's subsidiary, LLANY, a New York-domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $681 million in 2014 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
21. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                              AS OF DECEMBER 31, 2013       AS OF DECEMBER 31, 2012
                                                                            --------------------------    --------------------------
                                                                             CARRYING         FAIR         CARRYING         FAIR
                                                                               VALUE          VALUE          VALUE          VALUE
                                                                            ------------   -----------    -----------    -----------
ASSETS
AFS securities:
   Fixed maturity securities...........................................     $    79,178    $   79,178     $   80,254     $   80,254
   VIEs' fixed maturity securities.....................................             697           697            708            708
   Equity securities...................................................             201           201            157            157
Trading securities.....................................................           2,190         2,190          2,437          2,437
Mortgage loans on real estate..........................................           7,029         7,193          6,792          7,446
Derivative investments(1)..............................................             617           617          2,263          2,263
Other investments......................................................           1,208         1,208          1,089          1,089
Cash and invested cash.................................................             630           630          3,278          3,278
Reinsurance related embedded derivatives...............................             159           159             --             --
Other assets -- GLB reserves embedded derivatives(2)...................           1,244         1,244             --             --
Separate account assets................................................         117,135       117,135         95,373         95,373
LIABILITIES
Future contract benefits -- indexed annuity and universal
   life contracts embedded derivatives.................................          (1,048)       (1,048)          (732)          (732)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.................            (809)         (809)          (867)          (867)
   Account values of certain investment contracts......................         (29,024)      (30,514)       (28,480)       (32,620)
Short-term debt........................................................             (51)          (51)           (32)           (32)
Long-term debt.........................................................          (2,600)       (2,634)        (1,925)        (1,972)
Reinsurance related embedded derivatives...............................              --            --           (184)          (184)
VIEs' liabilities -- derivative instruments............................             (27)          (27)          (128)          (128)
Other liabilities:
   Credit default swaps................................................              (2)           (2)           (11)           (11)
   Derivative liabilities(1)...........................................            (386)         (386)            --             --
   GLB reserves embedded derivatives(2)................................          (1,244)       (1,244)          (909)          (909)
BENEFIT PLANS' ASSETS(3)...............................................             133           133            150            150

--------------
(1) We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2) GLB reserves embedded derivatives are fully ceded to our counterparties. Refer to Note 6 for additional detail.
(3) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

OTHER INVESTMENTS
The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.



SHORT-TERM AND LONG-TERM DEBT
The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.



The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                          AS OF DECEMBER 31, 2013
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     60      $    65,421       $   2,960       $   68,441
      U.S. government bonds.......................................            304               21              --              325
      Foreign government bonds....................................             --              464              78              542
      RMBS........................................................             --            4,143               1            4,144
      CMBS........................................................             --              678              20              698
      CLOs........................................................             --               47             178              225
      State and municipal bonds...................................             --            3,796              28            3,824
      Hybrid and redeemable preferred securities..................             39              874              66              979
   VIEs' fixed maturity securities................................            102              595              --              697
   Equity AFS securities..........................................              3               37             161              201
   Trading securities.............................................             --            2,137              53            2,190
   Derivative investments(1)......................................             --              244           1,118            1,362
Cash and invested cash............................................             --              630              --              630
Reinsurance related embedded derivatives..........................             --              159              --              159
Other assets -- GLB reserves embedded derivatives.................             --               --           1,244            1,244
Separate account assets...........................................          1,766          115,369              --          117,135
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,274      $   194,615       $   5,907       $  202,796
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal life
   contracts embedded derivatives.................................       $     --      $        --       $  (1,048)      $   (1,048)
VIEs' liabilities -- derivative instruments.......................             --               --             (27)             (27)
Other liabilities:
   Credit default swaps...........................................             --               --              (2)              (2)
   Derivative liabilities(1)......................................             --             (879)           (252)          (1,131)
   GLB reserves embedded derivatives..............................             --               --          (1,244)          (1,244)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (879)      $  (2,573)      $   (3,452)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     --      $       133       $      --       $      133
                                                                       ============    ============   ==============     ===========

--------------
(1) Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                                          AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     65      $    64,654       $   2,065       $   66,784
      U.S. government bonds.......................................            362               30               1              393
      Foreign government bonds....................................             --              594              46              640
      RMBS........................................................             --            5,880               3            5,883
      CMBS........................................................             --              928              27              955
      CLOs........................................................             --               26             154              180
      State and municipal bonds...................................             --            4,211              32            4,243
      Hybrid and redeemable preferred securities..................             30            1,030             116            1,176
   VIEs' fixed maturity securities................................            110              598              --              708
   Equity AFS securities..........................................             44               26              87              157
   Trading securities.............................................              2            2,379              56            2,437
   Derivative investments.........................................             --              347           1,916            2,263
Cash and invested cash............................................             --            3,278              --            3,278
Separate account assets...........................................          1,519           93,854              --           95,373
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,132      $   177,835       $   4,503       $  184,470
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal
   indexed annuity and universal life contracts...................       $     --      $        --       $    (732)      $     (732)
Reinsurance related embedded derivatives..........................             --             (184)             --             (184)
VIEs' liabilities -- derivative instruments.......................             --               --            (128)            (128)
Other liabilities:
   Credit default swaps...........................................             --               --             (11)             (11)
   GLB reserves embedded derivatives..............................             --               --            (909)            (909)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (184)      $  (1,780)      $   (1,964)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     16      $       134       $      --       $      150
                                                                       ============    ============   ==============     ===========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                                                               PURCHASES,
                                                                                     GAINS     ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)      SALES,         IN OR
                                                                       INCLUDED       IN       MATURITIES,       OUT
                                                         BEGINNING        IN          OCI     SETTLEMENTS,       OF         ENDING
                                                           FAIR           NET         AND        CALLS,       LEVEL 3,       FAIR
                                                           VALUE        INCOME     OTHER(1)        NET        NET(2)(3)      VALUE
                                                        ----------    ----------   --------   ------------   -----------  ----------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds.................................   $  2,065     $     (17)   $    --      $  1,026      $    (114)   $  2,960
      U.S. government bonds...........................          1            --         --            (1)            --          --
      Foreign government bonds........................         46            --         (1)           33             --          78
      RMBS............................................          3            --         --            (2)            --           1
      CMBS............................................         27            --          6            (5)            (8)         20
      CLOs............................................        154            (1)         4            50            (29)        178
      State and municipal bonds.......................         32            --         (4)           --             --          28
      Hybrid and redeemable preferred securities......        116            --         13           (33)           (30)         66
   Equity AFS securities..............................         87            (1)         2            73             --         161
   Trading securities.................................         56             2         (7)           (6)             8          53
   Derivative investments.............................      1,916          (681)      (194)         (175)            --         866
Other assets -- GLB reserves embedded derivatives(5)..        909        (2,153)        --            --          2,488       1,244
Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)...       (732)         (356)        --            40             --      (1,048)
VIEs' liabilities -- derivative instruments(6)........       (128)          101         --            --             --         (27)
Other liabilities:
   Credit default swaps(7)............................        (11)            9         --            --             --          (2)
   GLB reserves embedded derivatives(5)...............       (909)        2,153         --            --         (2,488)     (1,244)
                                                        ----------    ----------   --------   ------------   -----------  ----------
        Total, net....................................   $  3,632     $    (944)   $  (181)     $  1,000      $    (173)   $  3,334
                                                        ==========    ==========   ========   ============   ===========  ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                            FOR THE YEAR ENDED DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                     GAINS      ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)       SALES,         IN OR
                                                                       INCLUDED       IN        MATURITIES,       OUT
                                                          BEGINNING       IN          OCI      SETTLEMENTS,       OF         ENDING
                                                            FAIR          NET         AND         CALLS,       LEVEL 3,       FAIR
                                                            VALUE       INCOME     OTHER(1)         NET         NET(2)        VALUE
                                                        -----------    ---------   --------    ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds................................    $   2,423     $    (25)    $   35       $   274       $  (642)    $  2,065
      U.S. government bonds..........................            1           --         --            --            --            1
      Foreign government bonds.......................           97           --         --            (5)          (46)          46
      RMBS...........................................          158           (3)         3            (8)         (147)           3
      CMBS...........................................           31          (11)        16           (11)            2           27
      CLOs...........................................          101           (2)         8            61           (14)         154
      State and municipal bonds......................           --           --         --            32            --           32
      Hybrid and redeemable preferred securities.....           99           (1)        23            --            (5)         116
   Equity AFS securities.............................           56           (8)        13            26            --           87
   Trading securities................................           67            3          4            (2)          (16)          56
   Derivative investments............................        2,484         (823)        73           182            --        1,916
 Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)..         (399)        (136)        --          (197)           --         (732)
 VIEs' liabilities -- derivative instruments(6)......         (291)         163         --            --            --         (128)
Other liabilities:
   Credit default swaps(7)...........................          (16)           5         --            --            --          (11)
   GLB reserves embedded derivatives(5)..............       (2,217)       1,308         --            --            --         (909)
                                                        -----------    ---------   --------    ------------   ----------   ---------
        Total, net...................................    $   2,594     $    470     $  175       $   352       $  (868)    $  2,723
                                                        ===========    =========   ========    ============   ==========   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                           -------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                      GAINS     ISSUANCES,     TRANSFERS
                                                                           ITEMS    (LOSSES)      SALES,         IN OR
                                                                         INCLUDED      IN       MATURITIES,       OUT
                                                            BEGINNING       IN         OCI     SETTLEMENTS,       OF        ENDING
                                                              FAIR          NET        AND        CALLS,       LEVEL 3,      FAIR
                                                              VALUE       INCOME    OTHER(1)        NET         NET(2)       VALUE
                                                           ----------   ----------  --------   ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds....................................   $  2,353    $       3    $   42       $ (134)       $  159     $  2,423
      U.S. government bonds..............................          2           --        --           (1)           --            1
      Foreign government bonds...........................        113           --         4           (3)          (17)          97
      RMBS...............................................        119           (3)        6           36            --          158
      CMBS...............................................        102          (62)       61          (74)            4           31
      CLOs...............................................        171           19       (17)         (72)           --          101
      Hybrid and redeemable preferred securities.........        114           (1)       (5)          (7)           (2)          99
   Equity AFS securities.................................         91            8       (12)           3           (34)          56
   Trading securities....................................         74            3         1           (7)           (4)          67
   Derivative investments................................      1,494          495       383          112            --        2,484
Future contract benefits -- index annuity
   and universal life contracts embedded derivatives(5)..       (497)           5        --           93            --         (399)
VIEs' liabilities -- derivative instruments(6)...........       (209)         (82)       --           --            --         (291)
Other liabilities:
   Credit default swaps(7)...............................        (16)          (6)       --            6            --          (16)
   GLB reserves embedded derivatives(5)..................       (408)      (1,809)       --           --            --       (2,217)
                                                           ----------   ----------  --------   ------------   ----------   ---------
        Total, net.......................................   $  3,503    $  (1,430)   $  463       $  (48)       $  106     $  2,594
                                                           ==========   ==========  ========   ============   ==========   =========
Benefit plans' assets(8).................................   $      6    $      --    $   --       $   (6)       $   --     $     --
                                                           ==========   ==========  ========   ============   ==========   =========

--------------
(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Consolidated Balance Sheets.
(4) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
      (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(8) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $  1,235      $  (51)      $   (44)        $   (45)      $ (69)    $  1,026
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         50          --           (17)             --          --           33
     RMBS............................................         --          --            --              (2)         --           (2)
     CMBS............................................         --          --            --              (3)         (2)          (5)
     CLOs............................................         74          --            --             (24)         --           50
     Hybrid and redeemable preferred securities......         --         (33)           --              --          --          (33)
   Equity AFS securities.............................         78          (5)           --              --          --           73
   Trading securities................................         --          (3)           (1)             (2)         --           (6)
   Derivative investments............................        152         (23)         (304)             --          --         (175)
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (68)         --            --             108          --           40
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $  1,521      $ (115)      $  (366)        $    31       $ (71)    $  1,000
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2012
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    363      $  (26)      $    (6)        $   (51)      $  (6)    $    274
     Foreign government bonds........................         --          --            (5)             --          --           (5)
     RMBS............................................         --          --            (6)             (2)         --           (8)
     CMBS............................................         --          --            --             (11)         --          (11)
     CLOs............................................         72          --            --             (11)         --           61
     State and municipal bonds.......................         32          --            --              --          --           32
   Equity AFS securities.............................         26          --            --              --          --           26
   Trading securities................................         --          --            --              (2)         --           (2)
   Derivative investments............................        454         (34)         (238)             --          --          182
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (99)         --            --             (98)         --         (197)
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    848      $  (60)      $  (255)        $  (175)      $  (6)    $    352
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2011
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    237      $ (216)      $   (15)        $   (51)      $ (89)    $   (134)
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         --          (3)           --              --          --           (3)
     RMBS............................................         51          --            --             (15)         --           36
     CMBS............................................         --         (50)           --             (24)         --          (74)
     CLOs............................................         --         (33)           --             (39)         --          (72)
     Hybrid and redeemable preferred securities......          9         (16)           --              --          --           (7)
   Equity AFS securities.............................         19         (16)           --              --          --            3
   Trading securities................................         --          (2)           --              (5)         --           (7)
   Derivative investments............................        396          (7)         (277)             --          --          112
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (59)         --            --             152          --           93
Other liabilities -- credit default swaps............         --           6            --              --          --            6
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    653      $ (337)      $  (292)        $    17       $ (89)    $    (48)
                                                       ==========     =======     ==========     ============    ======    =========
Benefit plans' assets................................   $     --      $   (3)      $    (3)        $    --       $  --     $     (6)
                                                       ==========     =======     ==========     ============    ======    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                      ----------------------------------
                                        2013        2012         2011
                                      ----------   --------   ----------
Investments:(1)
   Derivative investments..........   $    (753)   $  (823)   $     472
Other assets -- GLB
   reserves embedded
   derivatives(1)..................      (2,444)        --           --
Future contract
   benefits -- indexed
   annuity and universal life
   contracts embedded
   derivatives(1)..................         (44)       (10)          (1)
VIEs' liabilities -- derivative
   instruments(1)..................         101        163          (82)
Other liabilities:
   Credit default swaps(2).........           9          6           (8)
   GLB reserves embedded
      derivatives(1)...............       2,444      1,472       (1,615)
                                      ----------   --------   ----------
      Total, net...................   $    (687)   $   808    $  (1,234)
                                      ==========   ========   ==========

--------------
(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  367      $ (481)    $ (114)
      CMBS...........................        --          (8)        (8)
      CLOs...........................        --         (29)       (29)
      Hybrid and redeemable
         preferred securities........        20         (50)       (30)
   Trading securities................         8          --          8
                                       ----------  ----------   -------
         Total, net..................    $  395      $ (568)    $ (173)
                                       ==========  ==========   =======



                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $   35      $ (677)    $ (642)
      Foreign government
         bonds.......................        --         (46)       (46)
      RMBS...........................        --        (147)      (147)
      CMBS...........................         5          (3)         2
      CLOs...........................         6         (20)       (14)
      Hybrid and redeemable
         preferred securities........        35         (40)        (5)
   Trading securities................         2         (18)       (16)
                                       ----------  ----------   -------
         Total, net..................    $   83      $ (951)    $ (868)
                                       ==========  ==========   =======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  246      $  (87)    $  159
      Foreign government
         bonds.......................        --         (17)       (17)
      CMBS...........................         4          --          4
      Hybrid and redeemable
         preferred securities........        18         (20)        (2)
   Equity AFS securities.............         1         (35)       (34)
   Trading securities................         1          (5)        (4)
                                       ----------  ----------   -------
         Total, net..................    $  270      $ (164)    $  106
                                       ==========  ==========   =======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and RMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                           FAIR                VALUATION                        SIGNIFICANT
                                           VALUE               TECHNIQUE                    UNOBSERVABLE INPUTS
                                        -----------  ---------------------------  --------------------------------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  $   1,064      Discounted cash flow       Liquidity/duration adjustment(1)
         Foreign government bonds.....         78      Discounted cash flow       Liquidity/duration adjustment(1)
         Hybrid and redeemable
            preferred securities......         20      Discounted cash flow       Liquidity/duration adjustment(1)
   Equity AFS and trading securities..         28      Discounted cash flow       Liquidity/duration adjustment(1)
Other Assets -- GLB reserves
   embedded derivatives...............      1,244      Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....     (1,048)     Discounted cash flow       Lapse rate(2)
                                                                                  Mortality rate(6)
Other Liabilities -- GLB reserves
   embedded derivatives...............     (1,244)     Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)

                                          ASSUMPTION OR
                                          INPUT RANGES
                                        -----------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  0.8% - 10.6%
         Foreign government bonds.....  2.3% - 3.9%
         Hybrid and redeemable
            preferred securities......  2.4%
   Equity AFS and trading securities..  4.3% - 5.9%
Other Assets -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....  1% - 15%
                                        (9)
Other Liabilities -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity and universal life contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.


  - INDEXED ANNUITY AND UNIVERSAL LIFE CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
22. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer-paid plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
    - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)


  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013        2012       2011
                                      ---------  ----------  --------
REVENUES
Operating revenues:
   Annuities......................    $  3,044   $   2,713   $ 2,588
   Retirement Plan Services.......       1,061       1,015       988
   Life Insurance.................       4,781       4,820     4,347
   Group Protection...............       2,260       2,090     1,938
   Other Operations...............         392         411       449
Excluded realized gain (loss),
   pre-tax........................         (81)       (235)     (342)
Amortization of deferred gain
   arising from reserve changes
   on business sold through
   reinsurance, pre-tax...........           3           3         3
                                      ---------  ----------  --------
      Total revenues..............    $ 11,460   $  10,817   $ 9,971
                                      =========  ==========  ========



                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                         2013      2012      2011
                                       --------   --------  -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities......................     $   715    $   608   $  549
   Retirement Plan Services.......         135        131      146
   Life Insurance.................         464        538      463
   Group Protection...............          71         72       97
   Other Operations...............          (5)       (39)     (28)
Excluded realized gain (loss),
   after-tax......................         (53)      (152)    (222)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax......................           2          2        2
Impairment of intangibles,
   after-tax......................          --          2     (744)
                                       --------   --------  -------
      Net income (loss)...........     $ 1,329    $ 1,162   $  263
                                       ========   ========  =======

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                        2013      2012       2011
                                      -------    -------   -------
NET INVESTMENT INCOME
Annuities.........................    $ 1,022    $ 1,058   $ 1,091
Retirement Plan Services..........        825        797       792
Life Insurance....................      2,317      2,297     2,168
Group Protection..................        165        161       152
Other Operations..................        232        238       287
                                      -------    -------   -------
   Total net investment
      income......................    $ 4,561    $ 4,551   $ 4,490
                                      =======    =======   =======

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                        --------------------------
                                         2013      2012       2011
                                        -----     -------    -----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities.........................      $ 374     $   307    $ 335
Retirement Plan Services..........         48          42       33
Life Insurance....................        441         609      416
Group Protection..................         53          48       39
                                        -----     -------    -----
   Total amortization of DAC
      and VOBA, net of
      interest....................      $ 916     $ 1,006    $ 823
                                        =====     =======    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)



                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013    2012     2011
                                           ------   ------  -------
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................       $ 159    $ 117   $   92
Retirement Plan Services............          46       29       56
Life Insurance......................         225      326      202
Group Protection....................          38       38       52
Other Operations....................          (9)     (82)     (13)
Excluded realized gain (loss).......         (29)     (83)    (120)
Reserve changes (net of related
   amortization) on business
   sold through reinsurance.........           1        1        1
Impairment of intangibles...........          --       (2)      --
                                           ------   ------  -------
   Total federal income tax
      expense (benefit).............       $ 431    $ 344   $  270
                                           ======   ======  =======



                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------  ----------
ASSETS
Annuities.................................    $  119,147  $  107,872
Retirement Plan Services..................        32,367      30,654
Life Insurance............................        67,470      62,867
Group Protection..........................         3,865       3,733
Other Operations..........................        14,659      13,254
                                              ----------  ----------
   Total assets...........................    $  237,508  $  218,380
                                              ==========  ==========


--------------------------------------------------------------------------------
23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012     2011
                                           -------  -------  -------
Interest paid............................  $   91   $  134   $   88
Income taxes paid (received).............      (6)     136      159
Significant non-cash investing
   and financing transactions:
   Exchange of surplus note for
      promissory note with affiliate:
      Carrying value of asset............  $  360   $   --   $   --
      Carrying value of liability........    (360)      --       --
                                           -------  -------  -------
        Net asset (liability) from
           exchange......................  $   --   $   --   $   --
                                           =======  =======  =======
   Reinsurance ceded:
      Carrying value of assets...........  $   11   $  367   $   --
      Carrying value of liabilities......      11     (367)      --
                                           -------  -------  -------
        Total reinsurance ceded..........  $   22   $   --   $   --
                                           =======  =======  =======
   Reinsurance recaptured:
      Carrying value of assets...........  $   --   $  (34)  $  243
      Carrying value of liabilities......      --      (84)    (441)
                                           -------  -------  -------
        Total reinsurance recaptured.....  $   --   $ (118)  $ (198)
                                           =======  =======  =======
   Reinsurance novated:
      Carrying value of assets...........  $   --   $   --   $   --
      Carrying value of liabilities......      --      (26)      --
                                           -------  -------  -------
        Total reinsurance novated........  $   --   $  (26)  $   --
                                           =======  =======  =======
   Capital contributions:
      Carrying value of assets (includes
        cash and invested cash)..........  $   --   $   --   $   10
      Carrying value of liabilities......      --       --       --
                                           -------  -------  -------
        Total capital contributions......  $   --   $   --   $   10
                                           =======  =======  =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
24. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                      AS OF DECEMBER 31,
                                                     --------------------
                                                       2013        2012
                                                     ---------   --------
Assets with affiliates:
   Accrued inter-company interest
      receivable(1)................................  $      2    $     --
   Bonds(2)........................................       773         100
   Ceded reinsurance contracts(3)..................       315       2,887
   Ceded reinsurance contracts(4)..................       268           9
   Ceded reinsurance contracts(5)..................        51          --
   Cash management agreement
      investment(5)................................       777         748
   Promissory note due from LNC(2).................       100          --
   Service agreement receivable(5).................         5          15
Liabilities with affiliates:
   Accrued inter-company interest
      payable(6)...................................         4          --
   Assumed reinsurance contracts(7)................       407         438
   Ceded reinsurance contracts(4)..................        --         183
   Ceded reinsurance contracts(8)..................     2,244       4,252
   Ceded reinsurance contracts(6)..................      (202)         --
   Inter-company short-term debt(9)................        51          28
   Inter-company long-term debt(10)................     2,350       1,679

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         ----------------------------
                                           2013     2012      2011
                                         --------  -------  ---------
Revenues with affiliates:
   Premiums received on assumed
      (paid on ceded) reinsurance
      contracts(11)....................  $  (318)  $ (188)  $   (335)
   Net investment income on
      intercompany notes(12)...........        5       --         --
   Fees for management of general
      account(12)......................     (103)     (92)        --
Realized gains (losses) on
ceded reinsurance contracts:(13)
   GLB reserves embedded
      derivatives......................   (2,153)      --         --
   Reinsurance related settlements.....    2,110       --         --
   Other gains (losses)................      242       --         --
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits
      on ceded reinsurance
      contracts(14)....................     (205)    (433)    (1,181)
   Service agreement payments(15)......      100      114         75
   Interest expense on
      inter-company debt(16)...........       92      109        107

--------------
(1)   Reported in accrued investment income on our Consolidated Balance
      Sheets.
(2)   Reported in fixed maturity AFS securities on our Consolidated Balance
      Sheets.
(3)   Reported in reinsurance recoverables on our Consolidated Balance
      Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.


(5)  Reported in other assets on our Consolidated Balance Sheets.
(6)  Reported in other liabilities on our Consolidated Balance Sheets.
(7)  Reported in future contract benefits on our Consolidated Balance Sheets.
(8) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
 (9) Reported in short-term debt on our Consolidated Balance Sheets.
(10) Reported in long-term debt on our Consolidated Balance Sheets.
(11) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(12) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(14) Reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).
(15) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(16) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

BONDS
LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

CASH MANAGEMENT AGREEMENT
In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

SERVICE AGREEMENT
In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, weighted policies in force, and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


24. TRANSACTIONS WITH AFFILIATES (CONTINUED)


with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS
As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the change in the GLB reserves embedded derivatives and the related hedge results to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $651 million and $76 million as of December 31, 2013 and 2012, respectively. The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.



--------------------------------------------------------------------------------
25. SUBSEQUENT EVENTS


On March 26, 2014, LNL paid a cash dividend in the amount of $150 million to LNC.

         LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                       CONTRACT                       CONTRACT       GUARANTEE
                                                                       PURCHASES                      REDEMPTIONS    CHARGES
                                                                       DUE FROM                       DUE TO         PAYABLE TO
                                                                       THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                                       NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                                       INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                                              INVESTMENTS    COMPANY         TOTAL ASSETS   COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                  $    1,427,939  $         --   $    1,427,939   $     5,983      $   6
ABVPSF Growth and Income Class A                            3,289,958            --        3,289,958        54,467          9
ABVPSF International Value Class A                          1,626,801           945        1,627,746            --          2
ABVPSF Large Cap Growth Class A                               725,817            --          725,817           567          6
ABVPSF Small/Mid Cap Value Class A                         18,026,429            --       18,026,429       522,902         25
American Century VP Income & Growth Class I                 4,495,178            --        4,495,178           241         40
American Century VP Inflation Protection Class II          16,889,099            --       16,889,099       505,016         52
American Century VP International Class I                   2,950,698            --        2,950,698         3,272         13
American Funds Bond Class 2                                    23,746            43           23,789            --         --
American Funds Global Growth Class 2                       15,784,204            --       15,784,204       147,798         81
American Funds Global Small Capitalization Class 2         11,638,312            --       11,638,312        25,981         19
American Funds Growth Class 2                              41,537,088            --       41,537,088       239,124        143
American Funds Growth-Income Class 2                       13,194,706        36,536       13,231,242            --         69
American Funds High-Income Bond Class 2                    10,328,231            --       10,328,231        43,268         54
American Funds International Class 2                       75,383,379            --       75,383,379       531,505        229
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                      10,963,551           667       10,964,218            --         47
BlackRock Global Allocation V.I. Class I                    3,503,924            --        3,503,924        18,910          1
Delaware VIP Diversified Income Standard Class             45,694,639        76,166       45,770,805            --         54
Delaware VIP Emerging Markets Standard Class               38,108,329            --       38,108,329       316,360         73
Delaware VIP High Yield Standard Class                     25,290,432       219,348       25,509,780            --        105
Delaware VIP Limited-Term Diversified Income
   Standard Class                                           9,217,423            --        9,217,423       235,874          5
Delaware VIP REIT Standard Class                           19,351,584            --       19,351,584        73,472         57
Delaware VIP Small Cap Value Standard Class                42,558,892            --       42,558,892     1,122,542        103
Delaware VIP Smid Cap Growth Standard Class                16,919,059            --       16,919,059       219,752         40
Delaware VIP U.S. Growth Standard Class                     6,242,069            --        6,242,069         1,639          8
Delaware VIP Value Standard Class                          49,524,372            --       49,524,372       735,174         88
DWS Alternative Asset Allocation VIP Class A                1,452,069           182        1,452,251            --         --
DWS Equity 500 Index VIP Class A                          188,940,889        40,251      188,981,140            --        777
DWS Small Cap Index VIP Class A                           121,373,914           484      121,374,398            --        503
Fidelity VIP Asset Manager Service Class                    3,313,685            --        3,313,685        50,932         30
Fidelity VIP Contrafund Service Class                      58,342,179        14,289       58,356,468            --        169
Fidelity VIP Equity-Income Service Class                    9,543,652        31,924        9,575,576            --         77
Fidelity VIP Freedom 2020 Service Class                     1,127,686       134,781        1,262,467            --          3
Fidelity VIP Freedom 2030 Service Class                     1,658,806        33,840        1,692,646            --         11
Fidelity VIP Freedom 2040 Service Class                       127,541            --          127,541            --         --
Fidelity VIP Freedom 2050 Service Class                       441,836            --          441,836            --          4
Fidelity VIP Freedom Income Service Class                     529,067            --          529,067            --          4
Fidelity VIP Growth Service Class                          11,259,805        77,135       11,336,940            --         58
Fidelity VIP Investment Grade Bond Service Class              470,994            --          470,994            --         --
Fidelity VIP Mid Cap Service Class                         33,900,145            --       33,900,145       960,241         95
Fidelity VIP Overseas Service Class                         7,872,249        11,881        7,884,130            --         40
FTVIPT Franklin Income Securities Class 1                  12,567,746         2,094       12,569,840            --         15
FTVIPT Franklin Rising Dividends Securities Class 1            94,090            --           94,090            --         --
FTVIPT Franklin Small Cap Value Securities Class 2              5,795        33,987           39,782            --         --
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 1                                                  3,219,804            --        3,219,804        30,649          4
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 2                                                    579,582            --          579,582            --          3
FTVIPT Franklin U.S. Government Class 1                     5,086,418            --        5,086,418       303,735         --
FTVIPT Mutual Shares Securities Class 1                     4,868,223           176        4,868,399            --          5
FTVIPT Templeton Foreign Securities Class 2                   543,744            --          543,744            --          3










SUBACCOUNT                                               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                  $    1,421,950
ABVPSF Growth and Income Class A                            3,235,482
ABVPSF International Value Class A                          1,627,744
ABVPSF Large Cap Growth Class A                               725,244
ABVPSF Small/Mid Cap Value Class A                         17,503,502
American Century VP Income & Growth Class I                 4,494,897
American Century VP Inflation Protection Class II          16,384,031
American Century VP International Class I                   2,947,413
American Funds Bond Class 2                                    23,789
American Funds Global Growth Class 2                       15,636,325
American Funds Global Small Capitalization Class 2         11,612,312
American Funds Growth Class 2                              41,297,821
American Funds Growth-Income Class 2                       13,231,173
American Funds High-Income Bond Class 2                    10,284,909
American Funds International Class 2                       74,851,645
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                      10,964,171
BlackRock Global Allocation V.I. Class I                    3,485,013
Delaware VIP Diversified Income Standard Class             45,770,751
Delaware VIP Emerging Markets Standard Class               37,791,896
Delaware VIP High Yield Standard Class                     25,509,675
Delaware VIP Limited-Term Diversified Income
   Standard Class                                           8,981,544
Delaware VIP REIT Standard Class                           19,278,055
Delaware VIP Small Cap Value Standard Class                41,436,247
Delaware VIP Smid Cap Growth Standard Class                16,699,267
Delaware VIP U.S. Growth Standard Class                     6,240,422
Delaware VIP Value Standard Class                          48,789,110
DWS Alternative Asset Allocation VIP Class A                1,452,251
DWS Equity 500 Index VIP Class A                          188,980,363
DWS Small Cap Index VIP Class A                           121,373,895
Fidelity VIP Asset Manager Service Class                    3,262,723
Fidelity VIP Contrafund Service Class                      58,356,299
Fidelity VIP Equity-Income Service Class                    9,575,499
Fidelity VIP Freedom 2020 Service Class                     1,262,464
Fidelity VIP Freedom 2030 Service Class                     1,692,635
Fidelity VIP Freedom 2040 Service Class                       127,541
Fidelity VIP Freedom 2050 Service Class                       441,832
Fidelity VIP Freedom Income Service Class                     529,063
Fidelity VIP Growth Service Class                          11,336,882
Fidelity VIP Investment Grade Bond Service Class              470,994
Fidelity VIP Mid Cap Service Class                         32,939,809
Fidelity VIP Overseas Service Class                         7,884,090
FTVIPT Franklin Income Securities Class 1                  12,569,825
FTVIPT Franklin Rising Dividends Securities Class 1            94,090
FTVIPT Franklin Small Cap Value Securities Class 2             39,782
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 1                                                  3,189,151
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 2                                                    579,579
FTVIPT Franklin U.S. Government Class 1                     4,782,683
FTVIPT Mutual Shares Securities Class 1                     4,868,394
FTVIPT Templeton Foreign Securities Class 2                   543,741



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                       CONTRACT                       CONTRACT       GUARANTEE
                                                                       PURCHASES                      REDEMPTIONS    CHARGES
                                                                       DUE FROM                       DUE TO         PAYABLE TO
                                                                       THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                                       NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                                       INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                                              INVESTMENTS    COMPANY         TOTAL ASSETS   COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Bond Securities Class 1        $    9,411,010  $         --   $    9,411,010   $    63,679      $  34
FTVIPT Templeton Growth Securities Class 1                  1,944,235            --        1,944,235         6,735         15
FTVIPT Templeton Growth Securities Class 2                     40,736            --           40,736            --         --
Goldman Sachs VIT Mid Cap Value Service Class               2,608,740       107,167        2,715,907            --         --
Invesco V.I. Growth and Income Series I                       477,043            43          477,086            --         --
Janus Aspen Balanced Institutional Class                    2,732,230            --        2,732,230            --         15
Janus Aspen Balanced Service Class                          3,459,771        63,612        3,523,383            --         26
Janus Aspen Enterprise Institutional Class                  4,782,005            --        4,782,005            --         26
Janus Aspen Enterprise Service Class                        3,711,356            --        3,711,356         2,629         34
Janus Aspen Flexible Bond Institutional Class              65,610,867            --       65,610,867            --        360
Janus Aspen Flexible Bond Service Class                    14,060,268            --       14,060,268         1,119        122
Janus Aspen Global Research Institutional Class               550,842            --          550,842            --          3
Janus Aspen Global Research Service Class                     472,042            --          472,042            --          3
Janus Aspen Global Technology Service Class                   269,121            --          269,121            --          1
LVIP Baron Growth Opportunities Standard Class              6,378,023            --        6,378,023            --          1
LVIP Baron Growth Opportunities Service Class              35,164,065            --       35,164,065       377,567         90
LVIP BlackRock Emerging Markets RPM
   Standard Class                                               6,779            --            6,779            --         --
LVIP BlackRock Equity Dividend RPM
   Standard Class                                           4,857,794            --        4,857,794       176,988         21
LVIP BlackRock Inflation Protected Bond
   Standard Class                                           3,549,902            --        3,549,902        11,211         --
LVIP Capital Growth Standard Class                            265,805            --          265,805            --          1
LVIP Clarion Global Real Estate Standard Class              9,159,686        14,990        9,174,676            --         26
LVIP Columbia Small-Mid Cap Growth RPM
   Standard Class                                           1,259,633           445        1,260,078            --         --
LVIP Delaware Bond Standard Class                         150,943,333     1,933,946      152,877,279            --        535
LVIP Delaware Diversified Floating Rate
   Standard Class                                           1,284,295           753        1,285,048            --          2
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                             699,192           335          699,527            --          4
LVIP Delaware Growth and Income Standard Class             10,195,524            --       10,195,524       250,351         20
LVIP Delaware Social Awareness Standard Class               2,061,264         2,386        2,063,650            --          7
LVIP Delaware Special Opportunities Standard Class         21,479,953            --       21,479,953       388,500         17
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                           1,610,480            --        1,610,480        97,700          2
LVIP Dimensional U.S. Equity RPM Standard Class             6,093,786            --        6,093,786       338,476          2
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                           1,747,620            --        1,747,620        22,296          1
LVIP Global Income Standard Class                           5,579,322            --        5,579,322       160,311          3
LVIP JPMorgan High Yield Standard Class                     7,536,665            --        7,536,665       104,304         --
LVIP JPMorgan Mid Cap Value RPM Standard Class              1,402,179            --        1,402,179        73,314         --
LVIP Managed Risk Profile 2010 Standard Class               5,033,750            --        5,033,750         4,500         --
LVIP Managed Risk Profile 2020 Standard Class              21,744,574            --       21,744,574       563,986          1
LVIP Managed Risk Profile 2030 Standard Class              15,240,819            --       15,240,819       328,695          5
LVIP Managed Risk Profile 2040 Standard Class              10,571,939            --       10,571,939       144,459          1
LVIP Managed Risk Profile 2050 Standard Class               1,237,541            --        1,237,541         8,918         --
LVIP Managed Risk Profile Conservative
   Standard Class                                           5,436,940            --        5,436,940         4,891          4
LVIP Managed Risk Profile Growth Standard Class             5,112,564            --        5,112,564        27,391          5
LVIP Managed Risk Profile Moderate Standard Class          12,413,549            --       12,413,549       178,089         42
LVIP MFS International Growth Standard Class                4,906,066            --        4,906,066        52,726          1
LVIP MFS Value Standard Class                              33,588,901            --       33,588,901       676,139         34










SUBACCOUNT                                               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Bond Securities Class 1        $    9,347,297
FTVIPT Templeton Growth Securities Class 1                  1,937,485
FTVIPT Templeton Growth Securities Class 2                     40,736
Goldman Sachs VIT Mid Cap Value Service Class               2,715,907
Invesco V.I. Growth and Income Series I                       477,086
Janus Aspen Balanced Institutional Class                    2,732,215
Janus Aspen Balanced Service Class                          3,523,357
Janus Aspen Enterprise Institutional Class                  4,781,979
Janus Aspen Enterprise Service Class                        3,708,693
Janus Aspen Flexible Bond Institutional Class              65,610,507
Janus Aspen Flexible Bond Service Class                    14,059,027
Janus Aspen Global Research Institutional Class               550,839
Janus Aspen Global Research Service Class                     472,039
Janus Aspen Global Technology Service Class                   269,120
LVIP Baron Growth Opportunities Standard Class              6,378,022
LVIP Baron Growth Opportunities Service Class              34,786,408
LVIP BlackRock Emerging Markets RPM
   Standard Class                                               6,779
LVIP BlackRock Equity Dividend RPM
   Standard Class                                           4,680,785
LVIP BlackRock Inflation Protected Bond
   Standard Class                                           3,538,691
LVIP Capital Growth Standard Class                            265,804
LVIP Clarion Global Real Estate Standard Class              9,174,650
LVIP Columbia Small-Mid Cap Growth RPM
   Standard Class                                           1,260,078
LVIP Delaware Bond Standard Class                         152,876,744
LVIP Delaware Diversified Floating Rate
   Standard Class                                           1,285,046
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                             699,523
LVIP Delaware Growth and Income Standard Class              9,945,153
LVIP Delaware Social Awareness Standard Class               2,063,643
LVIP Delaware Special Opportunities Standard Class         21,091,436
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                           1,512,778
LVIP Dimensional U.S. Equity RPM Standard Class             5,755,308
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                           1,725,323
LVIP Global Income Standard Class                           5,419,008
LVIP JPMorgan High Yield Standard Class                     7,432,361
LVIP JPMorgan Mid Cap Value RPM Standard Class              1,328,865
LVIP Managed Risk Profile 2010 Standard Class               5,029,250
LVIP Managed Risk Profile 2020 Standard Class              21,180,587
LVIP Managed Risk Profile 2030 Standard Class              14,912,119
LVIP Managed Risk Profile 2040 Standard Class              10,427,479
LVIP Managed Risk Profile 2050 Standard Class               1,228,623
LVIP Managed Risk Profile Conservative
   Standard Class                                           5,432,045
LVIP Managed Risk Profile Growth Standard Class             5,085,168
LVIP Managed Risk Profile Moderate Standard Class          12,235,418
LVIP MFS International Growth Standard Class                4,853,339
LVIP MFS Value Standard Class                              32,912,728





See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                       CONTRACT                       CONTRACT       GUARANTEE
                                                                       PURCHASES                      REDEMPTIONS    CHARGES
                                                                       DUE FROM                       DUE TO         PAYABLE TO
                                                                       THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                                       NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                                       INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                                              INVESTMENTS    COMPANY         TOTAL ASSETS   COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP Mid-Cap Value Standard Class                      $    1,706,536  $         --   $    1,706,536   $       139      $  --
LVIP Mondrian International Value Standard Class           26,171,574            --       26,171,574       604,353         66
LVIP Money Market Standard Class                          107,805,266     6,017,421      113,822,687            --        229
LVIP SSgA Bond Index Standard Class                        18,269,992            --       18,269,992       205,721         54
LVIP SSgA Conservative Index Allocation
   Standard Class                                             362,549            --          362,549         3,765         --
LVIP SSgA Conservative Structured Allocation
   Standard Class                                             100,894            --          100,894            --          1
LVIP SSgA Developed International 150
   Standard Class                                             208,920            --          208,920         5,800         --
LVIP SSgA Emerging Markets 100 Standard Class               2,999,287            --        2,999,287         1,284          1
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                           2,149,554            --        2,149,554         7,259          4
LVIP SSgA International Index Standard Class               10,476,658            --       10,476,658       403,345          2
LVIP SSgA Large Cap 100 Standard Class                        324,120         3,152          327,272            --         --
LVIP SSgA Moderate Index Allocation
   Standard Class                                             703,659            --          703,659         3,800         --
LVIP SSgA Moderate Structured Allocation
   Standard Class                                              48,541            --           48,541            --         --
LVIP SSgA Moderately Aggressive Index Allocation
   Standard Class                                             215,538            22          215,560            --         --
LVIP SSgA Moderately Aggressive Structured
   Allocation Standard Class                                  171,760            --          171,760            --         --
LVIP SSgA S&P 500 Index Standard Class                    101,069,538       235,539      101,305,077            --        268
LVIP SSgA Small-Cap Index Standard Class                   22,729,045            --       22,729,045       488,514         63
LVIP SSgA Small-Mid Cap 200 Standard Class                  2,907,573        33,742        2,941,315            --          3
LVIP T. Rowe Price Growth Stock Standard Class             20,459,976            --       20,459,976       247,713         17
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                          14,339,157            --       14,339,157       488,200         18
LVIP Templeton Growth RPM Standard Class                    4,020,290            --        4,020,290        44,777         18
LVIP UBS Large Cap Growth RPM Standard Class                2,491,911           734        2,492,645            --         12
LVIP Vanguard Domestic Equity ETF Standard Class              566,185     4,319,299        4,885,484            --         --
LVIP Vanguard International Equity ETF
   Standard Class                                           3,583,343            --        3,583,343        21,604         --
M Capital Appreciation                                      1,684,611            --        1,684,611            --         14
M International Equity                                      2,056,056            --        2,056,056            --         19
M Large Cap Growth                                            903,724            --          903,724            --          6
M Large Cap Value                                           1,372,258            --        1,372,258            --         14
MFS VIT Core Equity Initial Class                           1,892,211            --        1,892,211         1,518         16
MFS VIT Growth Initial Class                               45,735,516            --       45,735,516       813,657         47
MFS VIT Research Initial Class                                164,174            --          164,174            --          1
MFS VIT Total Return Initial Class                         26,795,192       108,778       26,903,970            --         40
MFS VIT Utilities Initial Class                            17,063,411            --       17,063,411       173,961         95
NB AMT Large Cap Value I Class                                432,964            --          432,964            --          2
NB AMT Mid Cap Growth I Class                               8,385,990            --        8,385,990         2,269         51
NB AMT Mid Cap Intrinsic Value I Class                      4,141,576        12,241        4,153,817            --         18
Oppenheimer Main Street Fund/VA
   Non-Service Class                                          472,250            --          472,250            --          3
PIMCO VIT CommodityRealReturn Strategy
   Administrative Class                                    10,119,239            --       10,119,239       176,034          1
PIMCO VIT Total Return Administrative Class                 3,685,666       128,422        3,814,088            --         --
T. Rowe Price Equity Income                                13,497,723            82       13,497,805            --         --










SUBACCOUNT                                               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Mid-Cap Value Standard Class                      $    1,706,397
LVIP Mondrian International Value Standard Class           25,567,155
LVIP Money Market Standard Class                          113,822,458
LVIP SSgA Bond Index Standard Class                        18,064,217
LVIP SSgA Conservative Index Allocation
   Standard Class                                             358,784
LVIP SSgA Conservative Structured Allocation
   Standard Class                                             100,893
LVIP SSgA Developed International 150
   Standard Class                                             203,120
LVIP SSgA Emerging Markets 100 Standard Class               2,998,002
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                           2,142,291
LVIP SSgA International Index Standard Class               10,073,311
LVIP SSgA Large Cap 100 Standard Class                        327,272
LVIP SSgA Moderate Index Allocation
   Standard Class                                             699,859
LVIP SSgA Moderate Structured Allocation
   Standard Class                                              48,541
LVIP SSgA Moderately Aggressive Index Allocation
   Standard Class                                             215,560
LVIP SSgA Moderately Aggressive Structured
   Allocation Standard Class                                  171,760
LVIP SSgA S&P 500 Index Standard Class                    101,304,809
LVIP SSgA Small-Cap Index Standard Class                   22,240,468
LVIP SSgA Small-Mid Cap 200 Standard Class                  2,941,312
LVIP T. Rowe Price Growth Stock Standard Class             20,212,246
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                          13,850,939
LVIP Templeton Growth RPM Standard Class                    3,975,495
LVIP UBS Large Cap Growth RPM Standard Class                2,492,633
LVIP Vanguard Domestic Equity ETF Standard Class            4,885,484
LVIP Vanguard International Equity ETF
   Standard Class                                           3,561,739
M Capital Appreciation                                      1,684,597
M International Equity                                      2,056,037
M Large Cap Growth                                            903,718
M Large Cap Value                                           1,372,244
MFS VIT Core Equity Initial Class                           1,890,677
MFS VIT Growth Initial Class                               44,921,812
MFS VIT Research Initial Class                                164,173
MFS VIT Total Return Initial Class                         26,903,930
MFS VIT Utilities Initial Class                            16,889,355
NB AMT Large Cap Value I Class                                432,962
NB AMT Mid Cap Growth I Class                               8,383,670
NB AMT Mid Cap Intrinsic Value I Class                      4,153,799
Oppenheimer Main Street Fund/VA
   Non-Service Class                                          472,247
PIMCO VIT CommodityRealReturn Strategy
   Administrative Class                                     9,943,204
PIMCO VIT Total Return Administrative Class                 3,814,088
T. Rowe Price Equity Income                                13,497,805



See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                         DIVIDENDS
                                                                         FROM         MORTALITY AND       NET
                                                                         INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                               INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                   $      3,282      $   (1,990)     $      1,292
ABVPSF Growth and Income Class A                                              37,832          (3,002)           34,830
ABVPSF International Value Class A                                            92,148            (557)           91,591
ABVPSF Large Cap Growth Class A                                                  398          (1,515)           (1,117)
ABVPSF Small/Mid Cap Value Class A                                            90,636          (9,642)           80,994
American Century VP Income & Growth Class I                                   87,350         (12,897)           74,453
American Century VP Inflation Protection Class II                            318,249         (20,807)          297,442
American Century VP International Class I                                     44,072          (4,453)           39,619
American Funds Bond Class 2                                                       12              --                12
American Funds Global Growth Class 2                                         174,984         (27,105)          147,879
American Funds Global Small Capitalization Class 2                            86,708          (6,205)           80,503
American Funds Growth Class 2                                                360,627         (49,405)          311,222
American Funds Growth-Income Class 2                                         158,988         (22,250)          136,738
American Funds High-Income Bond Class 2                                      673,035         (19,620)          653,415
American Funds International Class 2                                         932,367         (78,192)          854,175
American Funds U.S. Government/AAA-Rated Securities Class 2                   81,001         (16,317)           64,684
BlackRock Global Allocation V.I. Class I                                      38,566            (251)           38,315
Delaware VIP Diversified Income Standard Class                             1,070,936         (19,644)        1,051,292
Delaware VIP Emerging Markets Standard Class                                 531,179         (25,823)          505,356
Delaware VIP High Yield Standard Class                                     1,850,531         (38,662)        1,811,869
Delaware VIP Limited-Term Diversified Income Standard Class                  157,276          (5,916)          151,360
Delaware VIP REIT Standard Class                                             340,426         (22,652)          317,774
Delaware VIP Small Cap Value Standard Class                                  263,059         (35,362)          227,697
Delaware VIP Smid Cap Growth Standard Class                                    3,087         (11,966)           (8,879)
Delaware VIP U.S. Growth Standard Class                                       17,973          (2,821)           15,152
Delaware VIP Value Standard Class                                            723,927         (29,789)          694,138
DWS Alternative Asset Allocation VIP Class A                                  15,598              --            15,598
DWS Equity 500 Index VIP Class A                                           2,953,076        (317,695)        2,635,381
DWS Small Cap Index VIP Class A                                            1,783,538        (212,605)        1,570,933
Fidelity VIP Asset Manager Service Class                                      47,539         (11,841)           35,698
Fidelity VIP Contrafund Service Class                                        519,058         (54,029)          465,029
Fidelity VIP Equity-Income Service Class                                     215,559         (28,030)          187,529
Fidelity VIP Freedom 2020 Service Class                                       18,241            (987)           17,254
Fidelity VIP Freedom 2030 Service Class                                       24,959          (1,879)           23,080
Fidelity VIP Freedom 2040 Service Class                                        1,757              --             1,757
Fidelity VIP Freedom 2050 Service Class                                        5,472            (391)            5,081
Fidelity VIP Freedom Income Service Class                                      7,543            (988)            6,555
Fidelity VIP Growth Service Class                                             18,974         (17,770)            1,204
Fidelity VIP Investment Grade Bond Service Class                              11,080              --            11,080
Fidelity VIP Mid Cap Service Class                                           124,310         (32,349)           91,961
Fidelity VIP Overseas Service Class                                           88,458         (12,661)           75,797
FTVIPT Franklin Income Securities Class 1                                    718,436          (5,628)          712,808
FTVIPT Franklin Rising Dividends Securities Class 1                               --              --                --
FTVIPT Franklin Small Cap Value Securities Class 2                                38              --                38
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                           --          (1,431)           (1,431)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                           --          (1,086)           (1,086)
FTVIPT Franklin U.S. Government Class 1                                      255,902            (305)          255,597
FTVIPT Mutual Shares Securities Class 1                                      142,475          (2,047)          140,428
FTVIPT Templeton Foreign Securities Class 2                                   11,954            (991)           10,963
FTVIPT Templeton Global Bond Securities Class 1                              453,221         (12,932)          440,289
FTVIPT Templeton Growth Securities Class 1                                    48,913          (4,823)           44,090
FTVIPT Templeton Growth Securities Class 2                                     1,152             (85)            1,067
Goldman Sachs VIT Mid Cap Value Service Class                                 14,103              --            14,103
Invesco V.I. Growth and Income Series I                                        5,727              --             5,727
Janus Aspen Balanced Institutional Class                                      42,176          (5,475)           36,701
Janus Aspen Balanced Service Class                                            40,782          (8,430)           32,352
Janus Aspen Enterprise Institutional Class                                    21,569          (8,594)           12,975


                                                                                          DIVIDENDS
                                                                                          FROM          TOTAL
                                                                        NET REALIZED      NET REALIZED  NET REALIZED
                                                                        GAIN (LOSS)       GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                              ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                   $       27,509   $         --   $       27,509
ABVPSF Growth and Income Class A                                               112,019             --          112,019
ABVPSF International Value Class A                                              (2,656)            --           (2,656)
ABVPSF Large Cap Growth Class A                                                  1,194             --            1,194
ABVPSF Small/Mid Cap Value Class A                                           1,575,246        841,327        2,416,573
American Century VP Income & Growth Class I                                    114,572             --          114,572
American Century VP Inflation Protection Class II                             (128,683)       772,453          643,770
American Century VP International Class I                                       38,941             --           38,941
American Funds Bond Class 2                                                         --             --               --
American Funds Global Growth Class 2                                           607,129             --          607,129
American Funds Global Small Capitalization Class 2                             296,426             --          296,426
American Funds Growth Class 2                                                4,461,882             --        4,461,882
American Funds Growth-Income Class 2                                           283,427             --          283,427
American Funds High-Income Bond Class 2                                        118,648             --          118,648
American Funds International Class 2                                           812,447             --          812,447
American Funds U.S. Government/AAA-Rated Securities Class 2                   (210,481)       326,882          116,401
BlackRock Global Allocation V.I. Class I                                        56,500        120,161          176,661
Delaware VIP Diversified Income Standard Class                                  36,904        621,967          658,871
Delaware VIP Emerging Markets Standard Class                                   361,235             --          361,235
Delaware VIP High Yield Standard Class                                         226,762             --          226,762
Delaware VIP Limited-Term Diversified Income Standard Class                   (158,972)            --         (158,972)
Delaware VIP REIT Standard Class                                               894,089             --          894,089
Delaware VIP Small Cap Value Standard Class                                  1,286,662      1,667,948        2,954,610
Delaware VIP Smid Cap Growth Standard Class                                    176,315        685,738          862,053
Delaware VIP U.S. Growth Standard Class                                        392,738        197,227          589,965
Delaware VIP Value Standard Class                                            1,128,799             --        1,128,799
DWS Alternative Asset Allocation VIP Class A                                    (1,849)            --           (1,849)
DWS Equity 500 Index VIP Class A                                            33,303,139      3,507,862       36,811,001
DWS Small Cap Index VIP Class A                                             22,210,569      4,287,456       26,498,025
Fidelity VIP Asset Manager Service Class                                       193,355          7,975          201,330
Fidelity VIP Contrafund Service Class                                        2,614,732         15,217        2,629,949
Fidelity VIP Equity-Income Service Class                                       510,548        599,799        1,110,347
Fidelity VIP Freedom 2020 Service Class                                         16,181          5,788           21,969
Fidelity VIP Freedom 2030 Service Class                                          1,502         10,389           11,891
Fidelity VIP Freedom 2040 Service Class                                             79            827              906
Fidelity VIP Freedom 2050 Service Class                                             93          3,325            3,418
Fidelity VIP Freedom Income Service Class                                        3,129          1,623            4,752
Fidelity VIP Growth Service Class                                              444,094          6,846          450,940
Fidelity VIP Investment Grade Bond Service Class                                   (38)         5,912            5,874
Fidelity VIP Mid Cap Service Class                                             705,455      3,862,120        4,567,575
Fidelity VIP Overseas Service Class                                            188,485         26,278          214,763
FTVIPT Franklin Income Securities Class 1                                       74,575             --           74,575
FTVIPT Franklin Rising Dividends Securities Class 1                                581             --              581
FTVIPT Franklin Small Cap Value Securities Class 2                                 243             50              293
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                         64,983        157,548          222,531
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                         15,760         33,779           49,539
FTVIPT Franklin U.S. Government Class 1                                       (174,626)            --         (174,626)
FTVIPT Mutual Shares Securities Class 1                                      1,579,046             --        1,579,046
FTVIPT Templeton Foreign Securities Class 2                                      5,719             --            5,719
FTVIPT Templeton Global Bond Securities Class 1                                 39,320        112,400          151,720
FTVIPT Templeton Growth Securities Class 1                                     114,962             --          114,962
FTVIPT Templeton Growth Securities Class 2                                       2,384             --            2,384
Goldman Sachs VIT Mid Cap Value Service Class                                   35,109        188,378          223,487
Invesco V.I. Growth and Income Series I                                         10,759          3,386           14,145
Janus Aspen Balanced Institutional Class                                        31,821        157,850          189,671
Janus Aspen Balanced Service Class                                              35,669        161,875          197,544
Janus Aspen Enterprise Institutional Class                                     204,524             --          204,524


                                                                        NET CHANGE        NET INCREASE
                                                                        IN UNREALIZED     (DECREASE)
                                                                        APPRECIATION OR   IN NET ASSETS
                                                                        DEPRECIATION      RESULTING
SUBACCOUNT                                                              ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                    $      241,794    $     270,595
ABVPSF Growth and Income Class A                                                698,025          844,874
ABVPSF International Value Class A                                              220,229          309,164
ABVPSF Large Cap Growth Class A                                                 157,847          157,924
ABVPSF Small/Mid Cap Value Class A                                            2,463,439        4,961,006
American Century VP Income & Growth Class I                                     987,946        1,176,971
American Century VP Inflation Protection Class II                            (2,665,385)      (1,724,173)
American Century VP International Class I                                       458,327          536,887
American Funds Bond Class 2                                                         (13)              (1)
American Funds Global Growth Class 2                                          2,725,495        3,480,503
American Funds Global Small Capitalization Class 2                            2,118,136        2,495,065
American Funds Growth Class 2                                                 6,023,125       10,796,229
American Funds Growth-Income Class 2                                          2,862,912        3,283,077
American Funds High-Income Bond Class 2                                         (82,524)         689,539
American Funds International Class 2                                         11,347,038       13,013,660
American Funds U.S. Government/AAA-Rated Securities Class 2                    (595,845)        (414,760)
BlackRock Global Allocation V.I. Class I                                        161,937          376,913
Delaware VIP Diversified Income Standard Class                               (2,310,639)        (600,476)
Delaware VIP Emerging Markets Standard Class                                  2,297,648        3,164,239
Delaware VIP High Yield Standard Class                                          104,341        2,142,972
Delaware VIP Limited-Term Diversified Income Standard Class                     (91,514)         (99,126)
Delaware VIP REIT Standard Class                                               (842,532)         369,331
Delaware VIP Small Cap Value Standard Class                                   7,274,113       10,456,420
Delaware VIP Smid Cap Growth Standard Class                                   3,559,910        4,413,084
Delaware VIP U.S. Growth Standard Class                                       1,084,262        1,689,379
Delaware VIP Value Standard Class                                            10,108,346       11,931,283
DWS Alternative Asset Allocation VIP Class A                                      4,248           17,997
DWS Equity 500 Index VIP Class A                                              6,480,070       45,926,452
DWS Small Cap Index VIP Class A                                               6,918,247       34,987,205
Fidelity VIP Asset Manager Service Class                                        253,478          490,506
Fidelity VIP Contrafund Service Class                                        10,550,758       13,645,736
Fidelity VIP Equity-Income Service Class                                      1,121,782        2,419,658
Fidelity VIP Freedom 2020 Service Class                                          69,676          108,899
Fidelity VIP Freedom 2030 Service Class                                         111,483          146,454
Fidelity VIP Freedom 2040 Service Class                                           8,139           10,802
Fidelity VIP Freedom 2050 Service Class                                          16,908           25,407
Fidelity VIP Freedom Income Service Class                                         6,867           18,174
Fidelity VIP Growth Service Class                                             2,395,461        2,847,605
Fidelity VIP Investment Grade Bond Service Class                                (17,863)            (909)
Fidelity VIP Mid Cap Service Class                                            3,879,640        8,539,176
Fidelity VIP Overseas Service Class                                           1,531,607        1,822,167
FTVIPT Franklin Income Securities Class 1                                       740,582        1,527,965
FTVIPT Franklin Rising Dividends Securities Class 1                               7,720            8,301
FTVIPT Franklin Small Cap Value Securities Class 2                                  580              911
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                         621,951          843,051
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                         123,993          172,446
FTVIPT Franklin U.S. Government Class 1                                        (263,126)        (182,155)
FTVIPT Mutual Shares Securities Class 1                                         191,411        1,910,885
FTVIPT Templeton Foreign Securities Class 2                                      86,092          102,774
FTVIPT Templeton Global Bond Securities Class 1                                (462,188)         129,821
FTVIPT Templeton Growth Securities Class 1                                      331,179          490,231
FTVIPT Templeton Growth Securities Class 2                                        7,824           11,275
Goldman Sachs VIT Mid Cap Value Service Class                                   329,148          566,738
Invesco V.I. Growth and Income Series I                                          77,398           97,270
Janus Aspen Balanced Institutional Class                                        266,823          493,195
Janus Aspen Balanced Service Class                                              331,124          561,020
Janus Aspen Enterprise Institutional Class                                      973,138        1,190,637



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEAR ENDED DECEMBER 31, 2013




                                                                               DIVIDENDS
                                                                               FROM         MORTALITY AND       NET
                                                                               INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                                     INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Service Class                                          $     10,566      $  (10,565)     $          1
Janus Aspen Flexible Bond Institutional Class                                    1,605,044        (132,124)        1,472,920
Janus Aspen Flexible Bond Service Class                                            289,601         (45,032)          244,569
Janus Aspen Global Research Institutional Class                                      7,424          (1,263)            6,161
Janus Aspen Global Research Service Class                                            4,802            (871)            3,931
Janus Aspen Global Technology Service Class                                             --            (469)             (469)
LVIP Baron Growth Opportunities Standard Class                                      22,851            (317)           22,534
LVIP Baron Growth Opportunities Service Class                                      127,960         (29,626)           98,334
LVIP BlackRock Emerging Markets RPM Standard Class                                      52              --                52
LVIP BlackRock Equity Dividend RPM Standard Class                                   68,176          (6,072)           62,104
LVIP BlackRock Inflation Protected Bond Standard Class                              35,968              (2)           35,966
LVIP Capital Growth Standard Class                                                      --            (146)             (146)
LVIP Clarion Global Real Estate Standard Class                                          --          (8,616)           (8,616)
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                   --            (140)             (140)
LVIP Delaware Bond Standard Class                                                2,810,054        (214,874)        2,595,180
LVIP Delaware Diversified Floating Rate Standard Class                               9,627            (547)            9,080
LVIP Delaware Foundation Aggressive Allocation Standard Class                       10,558          (1,356)            9,202
LVIP Delaware Growth and Income Standard Class                                     161,452          (6,880)          154,572
LVIP Delaware Social Awareness Standard Class                                       23,668          (2,259)           21,409
LVIP Delaware Special Opportunities Standard Class                                 221,659          (5,654)          216,005
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                 27,670            (292)           27,378
LVIP Dimensional U.S. Equity RPM Standard Class                                     55,561            (292)           55,269
LVIP Dimensional/Vanguard Total Bond Standard Class                                 23,982            (274)           23,708
LVIP Global Income Standard Class                                                   15,017            (814)           14,203
LVIP JPMorgan High Yield Standard Class                                            353,363              (2)          353,361
LVIP JPMorgan Mid Cap Value RPM Standard Class                                       5,921              (7)            5,914
LVIP Managed Risk Profile 2010 Standard Class                                       64,202          (2,422)           61,780
LVIP Managed Risk Profile 2020 Standard Class                                      264,274            (806)          263,468
LVIP Managed Risk Profile 2030 Standard Class                                      155,822          (1,822)          154,000
LVIP Managed Risk Profile 2040 Standard Class                                      117,894            (152)          117,742
LVIP Managed Risk Profile 2050 Standard Class                                       15,053              (1)           15,052
LVIP Managed Risk Profile Conservative Standard Class                              102,994          (1,495)          101,499
LVIP Managed Risk Profile Growth Standard Class                                     84,341          (2,024)           82,317
LVIP Managed Risk Profile Moderate Standard Class                                  208,174         (14,639)          193,535
LVIP MFS International Growth Standard Class                                        37,907            (858)           37,049
LVIP MFS Value Standard Class                                                      496,886          (7,586)          489,300
LVIP Mid-Cap Value Standard Class                                                    3,872            (111)            3,761
LVIP Mondrian International Value Standard Class                                   595,099         (17,388)          577,711
LVIP Money Market Standard Class                                                    28,666        (107,082)          (78,416)
LVIP SSgA Bond Index Standard Class                                                354,347         (17,400)          336,947
LVIP SSgA Conservative Index Allocation Standard Class                               5,445              --             5,445
LVIP SSgA Conservative Structured Allocation Standard Class                          2,023            (283)            1,740
LVIP SSgA Developed International 150 Standard Class                                 5,207             (11)            5,196
LVIP SSgA Emerging Markets 100 Standard Class                                       67,466            (599)           66,867
LVIP SSgA Global Tactical Allocation RPM Standard Class                             42,721          (1,480)           41,241
LVIP SSgA International Index Standard Class                                       151,262            (641)          150,621
LVIP SSgA Large Cap 100 Standard Class                                               6,034             (34)            6,000
LVIP SSgA Moderate Index Allocation Standard Class                                   9,850              --             9,850
LVIP SSgA Moderate Structured Allocation Standard Class                              1,078              --             1,078
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                      3,013              --             3,013
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                 3,951              --             3,951
LVIP SSgA S&P 500 Index Standard Class                                           1,448,035         (84,564)        1,363,471
LVIP SSgA Small-Cap Index Standard Class                                           160,384         (21,060)          139,324
LVIP SSgA Small-Mid Cap 200 Standard Class                                          68,846            (898)           67,948
LVIP T. Rowe Price Growth Stock Standard Class                                          --          (5,047)           (5,047)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                             --          (5,754)           (5,754)
LVIP Templeton Growth RPM Standard Class                                            49,962          (5,981)           43,981


                                                                                               DIVIDENDS
                                                                                               FROM          TOTAL
                                                                              NET REALIZED     NET REALIZED  NET REALIZED
                                                                              GAIN (LOSS)      GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                                    ON INVESTMENTS   INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Service Class                                          $      289,965   $         --  $      289,965
Janus Aspen Flexible Bond Institutional Class                                        (30,798)     2,374,346       2,343,548
Janus Aspen Flexible Bond Service Class                                              (13,904)       467,215         453,311
Janus Aspen Global Research Institutional Class                                       43,102             --          43,102
Janus Aspen Global Research Service Class                                              3,669             --           3,669
Janus Aspen Global Technology Service Class                                            5,453             --           5,453
LVIP Baron Growth Opportunities Standard Class                                        49,391        428,157         477,548
LVIP Baron Growth Opportunities Service Class                                      1,507,930      2,396,751       3,904,681
LVIP BlackRock Emerging Markets RPM Standard Class                                      (320)            --            (320)
LVIP BlackRock Equity Dividend RPM Standard Class                                    111,459             --         111,459
LVIP BlackRock Inflation Protected Bond Standard Class                              (204,239)       170,743         (33,496)
LVIP Capital Growth Standard Class                                                     8,880             --           8,880
LVIP Clarion Global Real Estate Standard Class                                       154,928             --         154,928
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                333,962         39,860         373,822
LVIP Delaware Bond Standard Class                                                  2,160,833      1,737,756       3,898,589
LVIP Delaware Diversified Floating Rate Standard Class                                 1,861             --           1,861
LVIP Delaware Foundation Aggressive Allocation Standard Class                          9,312             --           9,312
LVIP Delaware Growth and Income Standard Class                                       231,431        235,736         467,167
LVIP Delaware Social Awareness Standard Class                                         30,548         33,821          64,369
LVIP Delaware Special Opportunities Standard Class                                   258,355      1,603,719       1,862,074
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                    4,497          1,679           6,176
LVIP Dimensional U.S. Equity RPM Standard Class                                       70,994         29,091         100,085
LVIP Dimensional/Vanguard Total Bond Standard Class                                  (11,813)         4,855          (6,958)
LVIP Global Income Standard Class                                                    (57,237)        10,319         (46,918)
LVIP JPMorgan High Yield Standard Class                                              181,423          1,374         182,797
LVIP JPMorgan Mid Cap Value RPM Standard Class                                         9,644             --           9,644
LVIP Managed Risk Profile 2010 Standard Class                                        289,101             --         289,101
LVIP Managed Risk Profile 2020 Standard Class                                        217,590             --         217,590
LVIP Managed Risk Profile 2030 Standard Class                                        180,347             --         180,347
LVIP Managed Risk Profile 2040 Standard Class                                         55,335             --          55,335
LVIP Managed Risk Profile 2050 Standard Class                                         37,169             --          37,169
LVIP Managed Risk Profile Conservative Standard Class                                 94,576         81,154         175,730
LVIP Managed Risk Profile Growth Standard Class                                      854,843             --         854,843
LVIP Managed Risk Profile Moderate Standard Class                                    133,280             --         133,280
LVIP MFS International Growth Standard Class                                         174,039             --         174,039
LVIP MFS Value Standard Class                                                      1,257,177             --       1,257,177
LVIP Mid-Cap Value Standard Class                                                    126,557             --         126,557
LVIP Mondrian International Value Standard Class                                      60,218             --          60,218
LVIP Money Market Standard Class                                                           1             --               1
LVIP SSgA Bond Index Standard Class                                                   94,846         68,281         163,127
LVIP SSgA Conservative Index Allocation Standard Class                                  (951)            --            (951)
LVIP SSgA Conservative Structured Allocation Standard Class                              134             29             163
LVIP SSgA Developed International 150 Standard Class                                  11,167             --          11,167
LVIP SSgA Emerging Markets 100 Standard Class                                       (119,397)            --        (119,397)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               72,911             --          72,911
LVIP SSgA International Index Standard Class                                         308,210             --         308,210
LVIP SSgA Large Cap 100 Standard Class                                                24,055         14,643          38,698
LVIP SSgA Moderate Index Allocation Standard Class                                     6,452             --           6,452
LVIP SSgA Moderate Structured Allocation Standard Class                                  190             34             224
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                        1,829             --           1,829
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                   1,305            197           1,502
LVIP SSgA S&P 500 Index Standard Class                                             3,358,526             --       3,358,526
LVIP SSgA Small-Cap Index Standard Class                                             927,600         93,096       1,020,696
LVIP SSgA Small-Mid Cap 200 Standard Class                                            75,785        193,580         269,365
LVIP T. Rowe Price Growth Stock Standard Class                                       204,550             --         204,550
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                          341,030        130,937         471,967
LVIP Templeton Growth RPM Standard Class                                              74,290             --          74,290


                                                                              NET CHANGE       NET INCREASE
                                                                              IN UNREALIZED    (DECREASE)
                                                                              APPRECIATION OR  IN NET ASSETS
                                                                              DEPRECIATION     RESULTING
SUBACCOUNT                                                                    ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Service Class                                          $      556,442    $     846,408
Janus Aspen Flexible Bond Institutional Class                                     (4,038,815)        (222,347)
Janus Aspen Flexible Bond Service Class                                             (795,371)         (97,491)
Janus Aspen Global Research Institutional Class                                      104,147          153,410
Janus Aspen Global Research Service Class                                             98,615          106,215
Janus Aspen Global Technology Service Class                                           67,101           72,085
LVIP Baron Growth Opportunities Standard Class                                     1,043,442        1,543,524
LVIP Baron Growth Opportunities Service Class                                      5,680,481        9,683,496
LVIP BlackRock Emerging Markets RPM Standard Class                                       (80)            (348)
LVIP BlackRock Equity Dividend RPM Standard Class                                    480,880          654,443
LVIP BlackRock Inflation Protected Bond Standard Class                              (522,460)        (519,990)
LVIP Capital Growth Standard Class                                                    55,681           64,415
LVIP Clarion Global Real Estate Standard Class                                        52,602          198,914
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                 84,813          458,495
LVIP Delaware Bond Standard Class                                                (10,179,756)      (3,685,987)
LVIP Delaware Diversified Floating Rate Standard Class                                (3,508)           7,433
LVIP Delaware Foundation Aggressive Allocation Standard Class                        101,929          120,443
LVIP Delaware Growth and Income Standard Class                                     1,821,578        2,443,317
LVIP Delaware Social Awareness Standard Class                                        425,143          510,921
LVIP Delaware Special Opportunities Standard Class                                 2,755,552        4,833,631
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                  129,855          163,409
LVIP Dimensional U.S. Equity RPM Standard Class                                      762,369          917,723
LVIP Dimensional/Vanguard Total Bond Standard Class                                  (59,989)         (43,239)
LVIP Global Income Standard Class                                                   (147,871)        (180,586)
LVIP JPMorgan High Yield Standard Class                                              (89,219)         446,939
LVIP JPMorgan Mid Cap Value RPM Standard Class                                       180,100          195,658
LVIP Managed Risk Profile 2010 Standard Class                                         10,236          361,117
LVIP Managed Risk Profile 2020 Standard Class                                      1,196,838        1,677,896
LVIP Managed Risk Profile 2030 Standard Class                                        959,051        1,293,398
LVIP Managed Risk Profile 2040 Standard Class                                      1,142,748        1,315,825
LVIP Managed Risk Profile 2050 Standard Class                                        150,124          202,345
LVIP Managed Risk Profile Conservative Standard Class                                202,845          480,074
LVIP Managed Risk Profile Growth Standard Class                                      254,163        1,191,323
LVIP Managed Risk Profile Moderate Standard Class                                    977,275        1,304,090
LVIP MFS International Growth Standard Class                                         385,557          596,645
LVIP MFS Value Standard Class                                                      5,639,246        7,385,723
LVIP Mid-Cap Value Standard Class                                                    328,512          458,830
LVIP Mondrian International Value Standard Class                                   3,472,401        4,110,330
LVIP Money Market Standard Class                                                          (1)         (78,416)
LVIP SSgA Bond Index Standard Class                                                 (930,330)        (430,256)
LVIP SSgA Conservative Index Allocation Standard Class                                11,182           15,676
LVIP SSgA Conservative Structured Allocation Standard Class                            3,717            5,620
LVIP SSgA Developed International 150 Standard Class                                  12,884           29,247
LVIP SSgA Emerging Markets 100 Standard Class                                        (67,817)        (120,347)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               73,938          188,090
LVIP SSgA International Index Standard Class                                       1,311,486        1,770,317
LVIP SSgA Large Cap 100 Standard Class                                                29,307           74,005
LVIP SSgA Moderate Index Allocation Standard Class                                    41,096           57,398
LVIP SSgA Moderate Structured Allocation Standard Class                                3,286            4,588
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                       11,584           16,426
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                   6,833           12,286
LVIP SSgA S&P 500 Index Standard Class                                            18,839,817       23,561,814
LVIP SSgA Small-Cap Index Standard Class                                           4,529,108        5,689,128
LVIP SSgA Small-Mid Cap 200 Standard Class                                           380,846          718,159
LVIP T. Rowe Price Growth Stock Standard Class                                     4,489,956        4,689,459
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                        3,024,403        3,490,616
LVIP Templeton Growth RPM Standard Class                                             491,656          609,927



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEAR ENDED DECEMBER 31, 2013




                                                                         DIVIDENDS
                                                                         FROM         MORTALITY AND       NET
                                                                         INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                               INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Standard Class                            $         --      $   (3,895)     $     (3,895)
LVIP Vanguard Domestic Equity ETF Standard Class                              53,674              --            53,674
LVIP Vanguard International Equity ETF Standard Class                         69,564              --            69,564
M Capital Appreciation                                                            --          (4,709)           (4,709)
M International Equity                                                        45,621          (6,168)           39,453
M Large Cap Growth                                                             4,516          (2,099)            2,417
M Large Cap Value                                                             33,618          (4,718)           28,900
MFS VIT Core Equity Initial Class                                             15,677          (4,880)           10,797
MFS VIT Growth Initial Class                                                  73,204          (9,503)           63,701
MFS VIT Research Initial Class                                                   482            (298)              184
MFS VIT Total Return Initial Class                                           320,320         (12,907)          307,413
MFS VIT Utilities Initial Class                                              360,513         (33,227)          327,286
NB AMT Large Cap Value I Class                                                 4,457            (825)            3,632
NB AMT Mid Cap Growth I Class                                                     --         (16,687)          (16,687)
NB AMT Mid Cap Intrinsic Value I Class                                        57,047          (6,692)           50,355
Oppenheimer Main Street Fund/VA Non-Service Class                              4,453            (821)            3,632
PIMCO VIT CommodityRealReturn Strategy Administrative Class                  132,082            (285)          131,797
PIMCO VIT Total Return Administrative Class                                   25,609              --            25,609
T. Rowe Price Equity Income                                                  183,283              --           183,283


                                                                                          DIVIDENDS
                                                                                          FROM          TOTAL
                                                                        NET REALIZED      NET REALIZED  NET REALIZED
                                                                        GAIN (LOSS)       GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                              ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Standard Class                            $       63,449   $         --   $       63,449
LVIP Vanguard Domestic Equity ETF Standard Class                               768,762             --          768,762
LVIP Vanguard International Equity ETF Standard Class                            9,231             --            9,231
M Capital Appreciation                                                          45,523        143,923          189,446
M International Equity                                                           3,095             --            3,095
M Large Cap Growth                                                              58,360         43,244          101,604
M Large Cap Value                                                               28,441        106,722          135,163
MFS VIT Core Equity Initial Class                                               33,752             --           33,752
MFS VIT Growth Initial Class                                                 1,135,087        231,878        1,366,965
MFS VIT Research Initial Class                                                   2,486            359            2,845
MFS VIT Total Return Initial Class                                             299,511             --          299,511
MFS VIT Utilities Initial Class                                                271,111        287,824          558,935
NB AMT Large Cap Value I Class                                                  24,182             --           24,182
NB AMT Mid Cap Growth I Class                                                  769,941             --          769,941
NB AMT Mid Cap Intrinsic Value I Class                                         150,544             --          150,544
Oppenheimer Main Street Fund/VA Non-Service Class                                3,749             --            3,749
PIMCO VIT CommodityRealReturn Strategy Administrative Class                   (364,506)            --         (364,506)
PIMCO VIT Total Return Administrative Class                                        635         28,940           29,575
T. Rowe Price Equity Income                                                    189,146             --          189,146


                                                                        NET CHANGE        NET INCREASE
                                                                        IN UNREALIZED     (DECREASE)
                                                                        APPRECIATION OR   IN NET ASSETS
                                                                        DEPRECIATION      RESULTING
SUBACCOUNT                                                              ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Standard Class                             $      435,489    $     495,043
LVIP Vanguard Domestic Equity ETF Standard Class                                 58,757          881,193
LVIP Vanguard International Equity ETF Standard Class                           280,762          359,557
M Capital Appreciation                                                          287,406          472,143
M International Equity                                                          230,514          273,062
M Large Cap Growth                                                              144,594          248,615
M Large Cap Value                                                               190,633          354,696
MFS VIT Core Equity Initial Class                                               384,605          429,154
MFS VIT Growth Initial Class                                                  8,774,223       10,204,889
MFS VIT Research Initial Class                                                   35,765           38,794
MFS VIT Total Return Initial Class                                            2,392,948        2,999,872
MFS VIT Utilities Initial Class                                               1,770,041        2,656,262
NB AMT Large Cap Value I Class                                                   81,452          109,266
NB AMT Mid Cap Growth I Class                                                 1,426,037        2,179,291
NB AMT Mid Cap Intrinsic Value I Class                                        1,216,295        1,417,194
Oppenheimer Main Street Fund/VA Non-Service Class                               105,853          113,234
PIMCO VIT CommodityRealReturn Strategy Administrative Class                  (1,079,872)      (1,312,581)
PIMCO VIT Total Return Administrative Class                                     (64,074)          (8,890)
T. Rowe Price Equity Income                                                   2,081,956        2,454,385



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                            ABVPSF
                                                                            GLOBAL        ABVPSF        ABVPSF         ABVPSF
                                                                            THEMATIC      GROWTH AND    INTERNATIONAL  LARGE CAP
                                                                            GROWTH        INCOME        VALUE          GROWTH
                                                                            CLASS A       CLASS A       CLASS A        CLASS A
                                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $   981,614   $  7,901,744    $ 1,004,547   $ 133,496
Changes From Operations:
   - Net investment income (loss)                                               (1,729)        35,751         21,050          96
   - Net realized gain (loss) on investments                                   (36,562)       496,954        (50,072)      1,040
   - Net change in unrealized appreciation or depreciation on investments      175,195        367,985        192,553      23,089
                                                                           ------------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             136,904        900,690        163,531      24,225
Changes From Unit Transactions:
   - Contract purchases                                                         85,573        186,898        140,723          --
   - Contract withdrawals                                                      (39,066)      (167,803)       (56,540)     (2,810)
   - Contract transfers                                                        142,712     (6,376,322)       196,947      89,034
                                                                           ------------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           189,219     (6,357,227)       281,130      86,224
                                                                           ------------  -------------  -------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        326,123     (5,456,537)       444,661     110,449
                                                                           ------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER 31, 2012                                              1,307,737      2,445,207      1,449,208     243,945
Changes From Operations:
   - Net investment income (loss)                                                1,292         34,830         91,591      (1,117)
   - Net realized gain (loss) on investments                                    27,509        112,019         (2,656)      1,194
   - Net change in unrealized appreciation or depreciation on investments      241,794        698,025        220,229     157,847
                                                                           ------------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             270,595        844,874        309,164     157,924
Changes From Unit Transactions:
   - Contract purchases                                                         59,305        159,379        143,799           6
   - Contract withdrawals                                                      (68,738)      (207,634)      (188,020)     (2,003)
   - Contract transfers                                                       (146,949)        (6,344)       (86,407)    325,372
                                                                           ------------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (156,382)       (54,599)      (130,628)    323,375
                                                                           ------------  -------------  -------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        114,213        790,275        178,536     481,299
                                                                           ------------  -------------  -------------  ----------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,421,950   $  3,235,482    $ 1,627,744   $ 725,244
                                                                           ============  =============  =============  ==========


                                                                                            AMERICAN       AMERICAN
                                                                           ABVPSF           CENTURY VP     CENTURY VP
                                                                           SMALL/MID CAP    INCOME &       INFLATION
                                                                           VALUE            GROWTH         PROTECTION
                                                                           CLASS A          CLASS I        CLASS II
                                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 14,603,849   $  5,624,870   $ 17,218,465
Changes From Operations:
   - Net investment income (loss)                                                 73,821         93,651        495,233
   - Net realized gain (loss) on investments                                     986,491        486,403        719,718
   - Net change in unrealized appreciation or depreciation on investments      1,560,805        250,897        150,080
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             2,621,117        830,951      1,365,031
Changes From Unit Transactions:
   - Contract purchases                                                        1,455,823         38,516      1,947,123
   - Contract withdrawals                                                     (1,941,694)      (856,407)      (684,675)
   - Contract transfers                                                       (1,016,398)    (2,059,925)     2,789,794
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,502,269)    (2,877,816)     4,052,242
                                                                           --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,118,848     (2,046,865)     5,417,273
                                                                           --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                               15,722,697      3,578,005     22,635,738
Changes From Operations:
   - Net investment income (loss)                                                 80,994         74,453        297,442
   - Net realized gain (loss) on investments                                   2,416,573        114,572        643,770
   - Net change in unrealized appreciation or depreciation on investments      2,463,439        987,946     (2,665,385)
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             4,961,006      1,176,971     (1,724,173)
Changes From Unit Transactions:
   - Contract purchases                                                          871,422          6,325      1,067,922
   - Contract withdrawals                                                       (390,961)      (155,313)    (2,287,013)
   - Contract transfers                                                       (3,660,662)      (111,091)    (3,308,443)
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (3,180,201)      (260,079)    (4,527,534)
                                                                           --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,780,805        916,892     (6,251,707)
                                                                           --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 17,503,502   $  4,494,897   $ 16,384,031
                                                                           ==============  =============  =============


                                                                                                        AMERICAN      AMERICAN
                                                                           AMERICAN                     FUNDS         FUNDS GLOBAL
                                                                           CENTURY VP     AMERICAN      GLOBAL        SMALL
                                                                           INTERNATIONAL  FUNDS BOND    GROWTH        CAPITALIZATION
                                                                           CLASS I        CLASS 2       CLASS 2       CLASS 2
                                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 2,548,934     $  2,424    $  8,774,372   $  7,385,546
Changes From Operations:
   - Net investment income (loss)                                               19,085            9          69,085        100,699
   - Net realized gain (loss) on investments                                    43,537           28         253,999        (64,764)
   - Net change in unrealized appreciation or depreciation on investments      404,027           50       1,575,393      1,287,332
                                                                           -------------  -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             466,649           87       1,898,477      1,323,267
Changes From Unit Transactions:
   - Contract purchases                                                         41,971           --       1,531,611        812,878
   - Contract withdrawals                                                     (164,664)      (2,511)       (364,961)      (572,217)
   - Contract transfers                                                       (445,982)          --        (951,092)      (626,200)
                                                                           -------------  -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (568,675)      (2,511)        215,558       (385,539)
                                                                           -------------  -----------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (102,026)      (2,424)      2,114,035        937,728
                                                                           -------------  -----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              2,446,908           --      10,888,407      8,323,274
Changes From Operations:
   - Net investment income (loss)                                               39,619           12         147,879         80,503
   - Net realized gain (loss) on investments                                    38,941           --         607,129        296,426
   - Net change in unrealized appreciation or depreciation on investments      458,327          (13)      2,725,495      2,118,136
                                                                           -------------  -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             536,887           (1)      3,480,503      2,495,065
Changes From Unit Transactions:
   - Contract purchases                                                         84,243        1,249       2,052,692        923,380
   - Contract withdrawals                                                      (66,355)        (161)       (924,455)      (544,027)
   - Contract transfers                                                        (54,270)      22,702         139,178        414,620
                                                                           -------------  -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (36,382)      23,790       1,267,415        793,973
                                                                           -------------  -----------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        500,505       23,789       4,747,918      3,289,038
                                                                           -------------  -----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 2,947,413     $ 23,789    $ 15,636,325   $ 11,612,312
                                                                           =============  ===========  =============  ==============



                                                                            AMERICAN       AMERICAN
                                                                            FUNDS          FUNDS
                                                                            GROWTH         GROWTH-INCOME
                                                                            CLASS 2        CLASS 2
                                                                            SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  40,378,819    $  7,944,385
Changes From Operations:
   - Net investment income (loss)                                                275,964         132,087
   - Net realized gain (loss) on investments                                   1,947,048         207,968
   - Net change in unrealized appreciation or depreciation on investments      4,521,057       1,044,690
                                                                           --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             6,744,069       1,384,745
Changes From Unit Transactions:
   - Contract purchases                                                        3,257,985         629,544
   - Contract withdrawals                                                     (2,511,093)       (441,352)
   - Contract transfers                                                       (5,445,776)        471,475
                                                                           --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (4,698,884)        659,667
                                                                           --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,045,185       2,044,412
                                                                           --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               42,424,004       9,988,797
Changes From Operations:
   - Net investment income (loss)                                                311,222         136,738
   - Net realized gain (loss) on investments                                   4,461,882         283,427
   - Net change in unrealized appreciation or depreciation on investments      6,023,125       2,862,912
                                                                           --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            10,796,229       3,283,077
Changes From Unit Transactions:
   - Contract purchases                                                        2,484,151         563,488
   - Contract withdrawals                                                     (2,902,485)       (618,692)
   - Contract transfers                                                      (11,504,078)         14,503
                                                                           --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (11,922,412)        (40,701)
                                                                           --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,126,183)      3,242,376
                                                                           --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $  41,297,821    $ 13,231,173
                                                                           ==============  ==============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                           AMERICAN
                                                                             AMERICAN                      FUNDS
                                                                             FUNDS          AMERICAN       U.S. GOVERNMENT/
                                                                             HIGH-INCOME    FUNDS          AAA-RATED
                                                                             BOND           INTERNATIONAL  SECURITIES
                                                                             CLASS 2        CLASS 2        CLASS 2
                                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  7,633,914   $  48,177,959     $ 18,515,196
Changes From Operations:
   - Net investment income (loss)                                                648,302         764,292          136,922
   - Net realized gain (loss) on investments                                      50,929        (688,985)         686,828
   - Net change in unrealized appreciation or depreciation on investments        408,867       8,445,165         (507,580)
                                                                            -------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,108,098       8,520,472          316,170
Changes From Unit Transactions:
   - Contract purchases                                                          437,033       5,574,874          678,504
   - Contract withdrawals                                                       (205,595)     (2,607,643)      (1,351,021)
   - Contract transfers                                                          843,385         (46,597)      (3,802,815)
                                                                            -------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           1,074,823       2,920,634       (4,475,332)
                                                                            -------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,182,921      11,441,106       (4,159,162)
                                                                            -------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                9,816,835      59,619,065       14,356,034
Changes From Operations:
   - Net investment income (loss)                                                653,415         854,175           64,684
   - Net realized gain (loss) on investments                                     118,648         812,447          116,401
   - Net change in unrealized appreciation or depreciation on investments        (82,524)     11,347,038         (595,845)
                                                                            -------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               689,539      13,013,660         (414,760)
Changes From Unit Transactions:
   - Contract purchases                                                          292,384       5,416,844          921,532
   - Contract withdrawals                                                       (732,760)     (4,632,608)        (503,089)
   - Contract transfers                                                          218,911       1,434,684       (3,395,546)
                                                                            -------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (221,465)      2,218,920       (2,977,103)
                                                                            -------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          468,074      15,232,580       (3,391,863)
                                                                            -------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 10,284,909   $  74,851,645     $ 10,964,171
                                                                            =============  ==============  ================



                                                                                             DELAWARE        DELAWARE
                                                                            BLACKROCK        VIP             VIP
                                                                            GLOBAL           DIVERSIFIED     EMERGING
                                                                            ALLOCATION V.I.  INCOME          MARKETS
                                                                            CLASS I          STANDARD CLASS  STANDARD CLASS
                                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  2,967,872      $ 31,669,406   $  21,128,096
Changes From Operations:
   - Net investment income (loss)                                                 35,116         1,077,618         200,896
   - Net realized gain (loss) on investments                                      50,320         1,227,994         (79,056)
   - Net change in unrealized appreciation or depreciation on investments        234,384           164,418       3,179,936
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               319,820         2,470,030       3,301,776
Changes From Unit Transactions:
   - Contract purchases                                                        2,461,771         2,663,522       2,947,905
   - Contract withdrawals                                                       (282,673)       (1,084,158)       (676,703)
   - Contract transfers                                                       (2,960,670)        5,461,437       2,447,681
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (781,572)        7,040,801       4,718,883
                                                                            ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (461,752)        9,510,831       8,020,659
                                                                            ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                2,506,120        41,180,237      29,148,755
Changes From Operations:
   - Net investment income (loss)                                                 38,315         1,051,292         505,356
   - Net realized gain (loss) on investments                                     176,661           658,871         361,235
   - Net change in unrealized appreciation or depreciation on investments        161,937        (2,310,639)      2,297,648
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               376,913          (600,476)      3,164,239
Changes From Unit Transactions:
   - Contract purchases                                                          471,334         7,524,845       3,087,834
   - Contract withdrawals                                                       (482,967)       (2,806,614)     (1,324,947)
   - Contract transfers                                                          613,613           472,759       3,716,015
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             601,980         5,190,990       5,478,902
                                                                            ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          978,893         4,590,514       8,643,141
                                                                            ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $  3,485,013      $ 45,770,751   $  37,791,896
                                                                            ===============  ==============  ==============


                                                                                                            DELAWARE
                                                                                            DELAWARE        VIP
                                                                            DELAWARE        VIP             LIMITED-TERM
                                                                            VIP             INTERNATIONAL   DIVERSIFIED
                                                                            HIGH YIELD      VALUE EQUITY    INCOME
                                                                            STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 16,229,395       $  2,446     $   8,023,315
Changes From Operations:
   - Net investment income (loss)                                              1,677,581             61           186,728
   - Net realized gain (loss) on investments                                      56,757            (17)          106,446
   - Net change in unrealized appreciation or depreciation on investments      1,491,811            (30)           10,099
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             3,226,149             14           303,273
Changes From Unit Transactions:
   - Contract purchases                                                        1,028,395             59         1,296,495
   - Contract withdrawals                                                       (921,823)        (2,519)         (372,117)
   - Contract transfers                                                        4,045,065             --         3,313,591
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           4,151,637         (2,460)        4,237,969
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        7,377,786         (2,446)        4,541,242
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               23,607,181             --        12,564,557
Changes From Operations:
   - Net investment income (loss)                                              1,811,869             --           151,360
   - Net realized gain (loss) on investments                                     226,762             --          (158,972)
   - Net change in unrealized appreciation or depreciation on investments        104,341             --           (91,514)
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             2,142,972             --           (99,126)
Changes From Unit Transactions:
   - Contract purchases                                                          926,308             --         5,620,499
   - Contract withdrawals                                                     (1,650,404)            --        (5,850,210)
   - Contract transfers                                                          483,618             --        (3,254,176)
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (240,478)            --        (3,483,887)
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,902,494             --        (3,583,013)
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 25,509,675       $     --     $   8,981,544
                                                                            ==============  ==============  ==============



                                                                                            DELAWARE        DELAWARE
                                                                            DELAWARE        VIP             VIP
                                                                            VIP             SMALL CAP       SMID CAP
                                                                            REIT            VALUE           GROWTH
                                                                            STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 13,323,585     $ 23,646,619   $   6,239,885
Changes From Operations:
   - Net investment income (loss)                                                205,584          121,884           7,815
   - Net realized gain (loss) on investments                                     416,211        2,374,066         416,719
   - Net change in unrealized appreciation or depreciation on investments      1,729,999          873,308         276,288
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             2,351,794        3,369,258         700,822
Changes From Unit Transactions:
   - Contract purchases                                                        1,508,751        2,339,963         201,320
   - Contract withdrawals                                                       (409,576)      (1,525,685)       (157,330)
   - Contract transfers                                                        3,292,852        2,825,190       2,149,190
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           4,392,027        3,639,468       2,193,180
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        6,743,821        7,008,726       2,894,002
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               20,067,406       30,655,345       9,133,887
Changes From Operations:
   - Net investment income (loss)                                                317,774          227,697          (8,879)
   - Net realized gain (loss) on investments                                     894,089        2,954,610         862,053
   - Net change in unrealized appreciation or depreciation on investments       (842,532)       7,274,113       3,559,910
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               369,331       10,456,420       4,413,084
Changes From Unit Transactions:
   - Contract purchases                                                        2,162,609        2,424,725         853,709
   - Contract withdrawals                                                     (1,300,858)      (2,604,171)       (402,769)
   - Contract transfers                                                       (2,020,433)         503,928       2,701,356
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,158,682)         324,482       3,152,296
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (789,351)      10,780,902       7,565,380
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 19,278,055     $ 41,436,247   $  16,699,267
                                                                            ==============  ==============  ==============




                                                                            DELAWARE
                                                                            VIP
                                                                            U.S. GROWTH
                                                                            STANDARD CLASS
                                                                            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   895,199
Changes From Operations:
   - Net investment income (loss)                                                 (2,944)
   - Net realized gain (loss) on investments                                      93,103
   - Net change in unrealized appreciation or depreciation on investments        285,340
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               375,499
Changes From Unit Transactions:
   - Contract purchases                                                          196,667
   - Contract withdrawals                                                       (115,588)
   - Contract transfers                                                        2,976,891
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           3,057,970
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        3,433,469
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2012                                                4,328,668
Changes From Operations:
   - Net investment income (loss)                                                 15,152
   - Net realized gain (loss) on investments                                     589,965
   - Net change in unrealized appreciation or depreciation on investments      1,084,262
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,689,379
Changes From Unit Transactions:
   - Contract purchases                                                        1,421,412
   - Contract withdrawals                                                       (411,312)
   - Contract transfers                                                         (787,725)
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             222,375
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,911,754
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 6,240,422
                                                                            ==============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                              DWS
                                                                              DELAWARE        ALTERNATIVE       DWS
                                                                              VIP             ASSET             EQUITY
                                                                              VALUE           ALLOCATION VIP    500 INDEX
                                                                              STANDARD CLASS  CLASS A           VIP CLASS A
                                                                              SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $ 16,825,463    $    254,495   $  139,291,296
Changes From Operations:
   - Net investment income (loss)                                                   444,321          18,769        2,053,833
   - Net realized gain (loss) on investments                                        330,033           6,288        5,463,415
   - Net change in unrealized appreciation or depreciation on investments         2,024,044          17,808       12,679,609
                                                                              --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,798,398          42,865       20,196,857
Changes From Unit Transactions:
   - Contract purchases                                                           3,973,268         147,802        2,163,373
   - Contract withdrawals                                                        (1,160,858)        (27,309)      (3,888,310)
   - Contract transfers                                                          11,465,478         198,335       (9,040,520)
                                                                              --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             14,277,888         318,828      (10,765,457)
                                                                              --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          17,076,286         361,693        9,431,400
                                                                              --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  33,901,749         616,188      148,722,696
Changes From Operations:
   - Net investment income (loss)                                                   694,138          15,598        2,635,381
   - Net realized gain (loss) on investments                                      1,128,799          (1,849)      36,811,001
   - Net change in unrealized appreciation or depreciation on investments        10,108,346           4,248        6,480,070
                                                                              --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               11,931,283          17,997       45,926,452
Changes From Unit Transactions:
   - Contract purchases                                                           3,903,921         133,070        1,266,063
   - Contract withdrawals                                                        (2,514,873)       (416,302)      (6,756,272)
   - Contract transfers                                                           1,567,030       1,101,298         (178,576)
                                                                              --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,956,078         818,066       (5,668,785)
                                                                              --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          14,887,361         836,063       40,257,667
                                                                              --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 48,789,110    $  1,452,251   $  188,980,363
                                                                              ==============  ==============  ===============



                                                                               DWS
                                                                               SMALL CAP       FIDELITY VIP     FIDELITY VIP
                                                                               INDEX           ASSET MANAGER    CONTRAFUND
                                                                               VIP CLASS A     SERVICE CLASS    SERVICE CLASS
                                                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   84,558,349   $   3,245,862   $  38,366,042
Changes From Operations:
   - Net investment income (loss)                                                    536,018          37,049         489,271
   - Net realized gain (loss) on investments                                       2,306,819          65,300         907,831
   - Net change in unrealized appreciation or depreciation on investments         10,526,005         282,147       4,587,837
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                13,368,842         384,496       5,984,939
Changes From Unit Transactions:
   - Contract purchases                                                              621,333          70,940       3,027,737
   - Contract withdrawals                                                           (870,978)       (326,444)     (1,814,336)
   - Contract transfers                                                             (538,673)        462,459      (2,509,391)
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (788,318)        206,955      (1,295,990)
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           12,580,524         591,451       4,688,949
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   97,138,873       3,837,313      43,054,991
Changes From Operations:
   - Net investment income (loss)                                                  1,570,933          35,698         465,029
   - Net realized gain (loss) on investments                                      26,498,025         201,330       2,629,949
   - Net change in unrealized appreciation or depreciation on investments          6,918,247         253,478      10,550,758
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                34,987,205         490,506      13,645,736
Changes From Unit Transactions:
   - Contract purchases                                                              423,101          33,972       3,602,485
   - Contract withdrawals                                                         (2,035,875)        (41,531)     (4,326,730)
   - Contract transfers                                                           (9,139,409)     (1,057,537)      2,379,817
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (10,752,183)     (1,065,096)      1,655,572
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           24,235,022        (574,590)     15,301,308
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  121,373,895   $   3,262,723   $  58,356,299
                                                                              ===============  ==============  ==============




                                                                              FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                                              EQUITY-INCOME   FREEDOM 2020   FREEDOM 2030
                                                                              SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  9,031,948   $         --   $         --
Changes From Operations:
   - Net investment income (loss)                                                   262,950             --             --
   - Net realized gain (loss) on investments                                        685,631             --             --
   - Net change in unrealized appreciation or depreciation on investments           523,694             --             --
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,472,275             --             --
Changes From Unit Transactions:
   - Contract purchases                                                              50,349             --             --
   - Contract withdrawals                                                          (319,650)            --             --
   - Contract transfers                                                            (412,736)            --             --
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (682,037)            --             --
                                                                              --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             790,238             --             --
                                                                              --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   9,822,186             --             --
Changes From Operations:
   - Net investment income (loss)                                                   187,529         17,254         23,080
   - Net realized gain (loss) on investments                                      1,110,347         21,969         11,891
   - Net change in unrealized appreciation or depreciation on investments         1,121,782         69,676        111,483
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,419,658        108,899        146,454
Changes From Unit Transactions:
   - Contract purchases                                                              52,045         30,007         50,004
   - Contract withdrawals                                                          (187,817)       (26,580)       (38,318)
   - Contract transfers                                                          (2,530,573)     1,150,138      1,534,495
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (2,666,345)     1,153,565      1,546,181
                                                                              --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (246,687)     1,262,464      1,692,635
                                                                              --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  9,575,499   $  1,262,464   $  1,692,635
                                                                              ==============  =============  =============




                                                                              FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                                              FREEDOM 2040   FREEDOM 2050   FREEDOM INCOME
                                                                              SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $       --     $       --       $      --
Changes From Operations:
   - Net investment income (loss)                                                      --             --              --
   - Net realized gain (loss) on investments                                           --             --              --
   - Net change in unrealized appreciation or depreciation on investments              --             --              --
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                     --             --              --
Changes From Unit Transactions:
   - Contract purchases                                                                --             --              --
   - Contract withdrawals                                                              --             --              --
   - Contract transfers                                                                --             --              --
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --             --              --
                                                                              -------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --             --              --
                                                                              -------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                        --             --              --
Changes From Operations:
   - Net investment income (loss)                                                   1,757          5,081           6,555
   - Net realized gain (loss) on investments                                          906          3,418           4,752
   - Net change in unrealized appreciation or depreciation on investments           8,139         16,908           6,867
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 10,802         25,407          18,174
Changes From Unit Transactions:
   - Contract purchases                                                            20,001             --               1
   - Contract withdrawals                                                          (2,712)        (6,166)        (17,512)
   - Contract transfers                                                            99,450        422,591         528,400
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              116,739        416,425         510,889
                                                                              -------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           127,541        441,832         529,063
                                                                              -------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $  127,541     $  441,832       $ 529,063
                                                                              =============  =============  ===============




                                                                               FIDELITY VIP
                                                                               GROWTH
                                                                               SERVICE CLASS
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   7,411,606
Changes From Operations:
   - Net investment income (loss)                                                    22,754
   - Net realized gain (loss) on investments                                        397,695
   - Net change in unrealized appreciation or depreciation on investments           608,907
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,029,356
Changes From Unit Transactions:
   - Contract purchases                                                             437,883
   - Contract withdrawals                                                          (330,039)
   - Contract transfers                                                            (348,779)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (240,935)
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             788,421
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                   8,200,027
Changes From Operations:
   - Net investment income (loss)                                                     1,204
   - Net realized gain (loss) on investments                                        450,940
   - Net change in unrealized appreciation or depreciation on investments         2,395,461
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,847,605
Changes From Unit Transactions:
   - Contract purchases                                                             352,829
   - Contract withdrawals                                                          (268,474)
   - Contract transfers                                                             204,895
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                289,250
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           3,136,855
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  11,336,882
                                                                              ==============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                      FIDELITY VIP
                                                                       FIDELITY VIP   INVESTMENT      FIDELITY VIP   FIDELITY VIP
                                                                       HIGH INCOME    GRADE BOND      MID CAP        OVERSEAS
                                                                       SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  4,509       $       --    $  22,059,478   $  6,051,005
Changes From Operations:
   - Net investment income (loss)                                             (3)              --           86,678        112,644
   - Net realized gain (loss) on investments                                 155               --        2,748,465        (67,764)
   - Net change in unrealized appreciation or depreciation on investments    185               --          324,916      1,156,705
                                                                       -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           337               --        3,160,059      1,201,585
Changes From Unit Transactions:
   - Contract purchases                                                       --               --        7,244,392        300,170
   - Contract withdrawals                                                 (4,846)              --       (3,485,716)      (195,469)
   - Contract transfers                                                       --               --       (5,893,030)      (272,965)
                                                                       -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (4,846)              --       (2,134,354)      (168,264)
                                                                       -------------  -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (4,509)              --        1,025,705      1,033,321
                                                                       -------------  -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                               --               --       23,085,183      7,084,326
Changes From Operations:
   - Net investment income (loss)                                             --           11,080           91,961         75,797
   - Net realized gain (loss) on investments                                  --            5,874        4,567,575        214,763
   - Net change in unrealized appreciation or depreciation on investments     --          (17,863)       3,879,640      1,531,607
                                                                       -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            --             (909)       8,539,176      1,822,167
Changes From Unit Transactions:
   - Contract purchases                                                       --               --        2,509,939        325,326
   - Contract withdrawals                                                     --           (1,061)      (3,382,923)      (142,263)
   - Contract transfers                                                       --          472,964        2,188,434     (1,205,466)
                                                                       -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          --          471,903        1,315,450     (1,022,403)
                                                                       -------------  -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       --          470,994        9,854,626        799,764
                                                                       -------------  -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                         $     --       $  470,994    $  32,939,809   $  7,884,090
                                                                       =============  =============  ==============  =============


                                                                                       FTVIPT       FTVIPT      FTVIPT
                                                                        FTVIPT         FRANKLIN     FRANKLIN    FRANKLIN
                                                                        FRANKLIN       RISING       SMALL CAP   SMALL-MID
                                                                        INCOME         DIVIDENDS    VALUE       CAP GROWTH
                                                                        SECURITIES     SECURITIES   SECURITIES  SECURITIES
                                                                        CLASS 1        CLASS 1      CLASS 2     CLASS 1
                                                                        SUBACCOUNT     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $   7,179,261    $      --    $     --   $ 1,799,306
Changes From Operations:
   - Net investment income (loss)                                            643,008           --          --        (1,828)
   - Net realized gain (loss) on investments                                 (19,838)          --          --       174,690
   - Net change in unrealized appreciation or depreciation on investments    466,328           --          --        26,219
                                                                       --------------  -----------  ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         1,089,498           --          --       199,081
Changes From Unit Transactions:
   - Contract purchases                                                    2,737,675           --          --       209,716
   - Contract withdrawals                                                   (368,042)          --          --       (48,228)
   - Contract transfers                                                     (246,244)          --          --        (3,187)
                                                                       --------------  -----------  ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       2,123,389           --          --       158,301
                                                                       --------------  -----------  ----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    3,212,887           --          --       357,382
                                                                       --------------  -----------  ----------  ------------
NET ASSETS AT DECEMBER 31, 2012                                           10,392,148           --          --     2,156,688
Changes From Operations:
   - Net investment income (loss)                                            712,808           --          38        (1,431)
   - Net realized gain (loss) on investments                                  74,575          581         293       222,531
   - Net change in unrealized appreciation or depreciation on investments    740,582        7,720         580       621,951
                                                                       --------------  -----------  ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         1,527,965        8,301         911       843,051
Changes From Unit Transactions:
   - Contract purchases                                                    1,504,681        5,252          --       259,531
   - Contract withdrawals                                                   (498,522)      (1,209)        (49)      (71,536)
   - Contract transfers                                                     (356,447)      81,746      38,920         1,417
                                                                       --------------  -----------  ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         649,712       85,789      38,871       189,412
                                                                       --------------  -----------  ----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    2,177,677       94,090      39,782     1,032,463
                                                                       --------------  -----------  ----------  ------------
NET ASSETS AT DECEMBER 31, 2013                                        $  12,569,825    $  94,090    $ 39,782   $ 3,189,151
                                                                       ==============  ===========  ==========  ============


                                                                       FTVIPT
                                                                       FRANKLIN                         FTVIPT         FTVIPT
                                                                       SMALL-MID     FTVIPT             MUTUAL         TEMPLETON
                                                                       CAP GROWTH    FRANKLIN           SHARES         FOREIGN
                                                                       SECURITIES    U.S. GOVERNMENT    SECURITIES     SECURITIES
                                                                       CLASS 2       CLASS 1            CLASS 1        CLASS 2
                                                                       SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  189,755     $  5,497,270    $   9,867,957   $  177,153
Changes From Operations:
   - Net investment income (loss)                                             (602)         134,102          230,440        4,680
   - Net realized gain (loss) on investments                                19,368           42,874          129,713          769
   - Net change in unrealized appreciation or depreciation on investments   13,164          (80,065)       1,022,216       45,261
                                                                       ------------  ----------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          31,930           96,911        1,382,369       50,710
Changes From Unit Transactions:
   - Contract purchases                                                         --        2,809,200          863,120            2
   - Contract withdrawals                                                  (84,161)        (228,414)        (352,391)     (76,979)
   - Contract transfers                                                    351,031         (167,649)      (1,070,943)     266,156
                                                                       ------------  ----------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       266,870        2,413,137         (560,214)     189,179
                                                                       ------------  ----------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    298,800        2,510,048          822,155      239,889
                                                                       ------------  ----------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2012                                            488,555        8,007,318       10,690,112      417,042
Changes From Operations:
   - Net investment income (loss)                                           (1,086)         255,597          140,428       10,963
   - Net realized gain (loss) on investments                                49,539         (174,626)       1,579,046        5,719
   - Net change in unrealized appreciation or depreciation on investments  123,993         (263,126)         191,411       86,092
                                                                       ------------  ----------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         172,446         (182,155)       1,910,885      102,774
Changes From Unit Transactions:
   - Contract purchases                                                         28        3,416,053          596,353            6
   - Contract withdrawals                                                   (8,990)        (716,311)      (1,291,013)     (11,464)
   - Contract transfers                                                    (72,460)      (5,742,222)      (7,037,943)      35,383
                                                                       ------------  ----------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (81,422)      (3,042,480)      (7,732,603)      23,925
                                                                       ------------  ----------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     91,024       (3,224,635)      (5,821,718)     126,699
                                                                       ------------  ----------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2013                                         $  579,579     $  4,782,683    $   4,868,394   $  543,741
                                                                       ============  ================  ==============  ===========



                                                                       FTVIPT
                                                                       TEMPLETON
                                                                       GLOBAL BOND
                                                                       SECURITIES
                                                                       CLASS 1
                                                                       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $  7,142,999
Changes From Operations:
   - Net investment income (loss)                                           457,108
   - Net realized gain (loss) on investments                                125,296
   - Net change in unrealized appreciation or depreciation on investments   475,120
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        1,057,524
Changes From Unit Transactions:
   - Contract purchases                                                     675,565
   - Contract withdrawals                                                  (745,855)
   - Contract transfers                                                     522,064
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        451,774
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,509,298
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2012                                           8,652,297
Changes From Operations:
   - Net investment income (loss)                                           440,289
   - Net realized gain (loss) on investments                                151,720
   - Net change in unrealized appreciation or depreciation on investments  (462,188)
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          129,821
Changes From Unit Transactions:
   - Contract purchases                                                   1,517,970
   - Contract withdrawals                                                (1,115,321)
   - Contract transfers                                                     162,530
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        565,179
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     695,000
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2013                                        $  9,347,297
                                                                       =============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              FTVIPT        FTVIPT      GOLDMAN
                                                                              TEMPLETON     TEMPLETON   SACHS VIT      INVESCO V.I.
                                                                              GROWTH        GROWTH      MID CAP        GROWTH AND
                                                                              SECURITIES    SECURITIES  VALUE          INCOME
                                                                              CLASS 1       CLASS 2     SERVICE CLASS  SERIES I
                                                                              SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $ 1,648,441   $   6,850   $     48,289    $  39,092
Changes From Operations:
   - Net investment income (loss)                                                  35,325         106         12,656        1,837
   - Net realized gain (loss) on investments                                           36         213         28,744        2,440
   - Net change in unrealized appreciation or depreciation on investments         299,228       2,617        101,633        5,094
                                                                              ------------  ----------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                334,589       2,936        143,033        9,371
Changes From Unit Transactions:
   - Contract purchases                                                            66,820           3         11,253        1,813
   - Contract withdrawals                                                         (75,761)    (10,066)       (28,737)      (4,493)
   - Contract transfers                                                           (62,102)     32,374      1,204,710      137,810
                                                                              ------------  ----------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (71,043)     22,311      1,187,226      135,130
                                                                              ------------  ----------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           263,546      25,247      1,330,259      144,501
                                                                              ------------  ----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                 1,911,987      32,097      1,378,548      183,593
Changes From Operations:
   - Net investment income (loss)                                                  44,090       1,067         14,103        5,727
   - Net realized gain (loss) on investments                                      114,962       2,384        223,487       14,145
   - Net change in unrealized appreciation or depreciation on investments         331,179       7,824        329,148       77,398
                                                                              ------------  ----------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                490,231      11,275        566,738       97,270
Changes From Unit Transactions:
   - Contract purchases                                                            58,366          --        347,016       10,439
   - Contract withdrawals                                                        (561,348)       (429)       (52,197)     (10,778)
   - Contract transfers                                                            38,249      (2,207)       475,802      196,562
                                                                              ------------  ----------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (464,733)     (2,636)       770,621      196,223
                                                                              ------------  ----------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            25,498       8,639      1,337,359      293,493
                                                                              ------------  ----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                               $ 1,937,485   $  40,736   $  2,715,907    $ 477,086
                                                                              ============  ==========  =============  ============



                                                                              JANUS                         JANUS
                                                                              ASPEN          JANUS          ASPEN
                                                                              BALANCED       ASPEN          ENTERPRISE
                                                                              INSTITUTIONAL  BALANCED       INSTITUTIONAL
                                                                              CLASS          SERVICE CLASS  CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $ 1,327,443    $ 3,274,014    $ 3,083,712
Changes From Operations:
   - Net investment income (loss)                                                  54,813         81,371         (6,827)
   - Net realized gain (loss) on investments                                      123,178        301,104         68,152
   - Net change in unrealized appreciation or depreciation on investments          27,439         45,129        484,078
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                205,430        427,604        545,403
Changes From Unit Transactions:
   - Contract purchases                                                           131,233         53,126              2
   - Contract withdrawals                                                        (226,774)       (75,549)      (222,395)
   - Contract transfers                                                         1,059,353       (255,693)       577,731
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              963,812       (278,116)       355,338
                                                                              -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,169,242        149,488        900,741
                                                                              -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                 2,496,685      3,423,502      3,984,453
Changes From Operations:
   - Net investment income (loss)                                                  36,701         32,352         12,975
   - Net realized gain (loss) on investments                                      189,671        197,544        204,524
   - Net change in unrealized appreciation or depreciation on investments         266,823        331,124        973,138
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                493,195        561,020      1,190,637
Changes From Unit Transactions:
   - Contract purchases                                                                 1         37,114              1
   - Contract withdrawals                                                        (267,024)       (34,199)      (215,299)
   - Contract transfers                                                             9,358       (464,080)      (177,813)
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (257,665)      (461,165)      (393,111)
                                                                              -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           235,530         99,855        797,526
                                                                              -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $ 2,732,215    $ 3,523,357    $ 4,781,979
                                                                              =============  =============  =============


                                                                                              JANUS
                                                                                              ASPEN          JANUS
                                                                              JANUS           FLEXIBLE       ASPEN
                                                                              ASPEN           BOND           FLEXIBLE
                                                                              ENTERPRISE      INSTITUTIONAL  BOND
                                                                              SERVICE CLASS   CLASS          SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  2,745,187   $  61,374,988   $  8,377,751
Changes From Operations:
   - Net investment income (loss)                                                   (9,426)      2,117,352        204,991
   - Net realized gain (loss) on investments                                       177,917       1,196,420        256,023
   - Net change in unrealized appreciation or depreciation on investments          284,032       1,653,626        121,741
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 452,523       4,967,398        582,755
Changes From Unit Transactions:
   - Contract purchases                                                             16,292          50,983         55,779
   - Contract withdrawals                                                          (88,970)       (533,794)    (2,526,042)
   - Contract transfers                                                            (72,794)      1,340,184      8,288,125
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (145,472)        857,373      5,817,862
                                                                              -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            307,051       5,824,771      6,400,617
                                                                              -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  3,052,238      67,199,759     14,778,368
Changes From Operations:
   - Net investment income (loss)                                                        1       1,472,920        244,569
   - Net realized gain (loss) on investments                                       289,965       2,343,548        453,311
   - Net change in unrealized appreciation or depreciation on investments          556,442      (4,038,815)      (795,371)
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 846,408        (222,347)       (97,491)
Changes From Unit Transactions:
   - Contract purchases                                                             40,184               4        105,454
   - Contract withdrawals                                                         (387,856)       (560,047)      (831,902)
   - Contract transfers                                                            157,719        (806,862)       104,598
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (189,953)     (1,366,905)      (621,850)
                                                                              -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            656,455      (1,589,252)      (719,341)
                                                                              -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  3,708,693   $  65,610,507   $ 14,059,027
                                                                              =============  ==============  =============


                                                                              JANUS
                                                                              ASPEN          JANUS          JANUS
                                                                              GLOBAL         ASPEN          ASPEN
                                                                              RESEARCH       GLOBAL         GLOBAL
                                                                              INSTITUTIONAL  RESEARCH       TECHNOLOGY
                                                                              CLASS          SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  267,816     $  315,243     $   45,619
Changes From Operations:
   - Net investment income (loss)                                                   2,940          1,455           (225)
   - Net realized gain (loss) on investments                                          209         31,372          3,064
   - Net change in unrealized appreciation or depreciation on investments          58,484         29,048         10,753
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 61,633         61,875         13,592
Changes From Unit Transactions:
   - Contract purchases                                                               324            525         32,489
   - Contract withdrawals                                                         (39,875)        (3,722)        (3,836)
   - Contract transfers                                                           275,333         20,501        135,892
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              235,782         17,304        164,545
                                                                              -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           297,415         79,179        178,137
                                                                              -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   565,231        394,422        223,756
Changes From Operations:
   - Net investment income (loss)                                                   6,161          3,931           (469)
   - Net realized gain (loss) on investments                                       43,102          3,669          5,453
   - Net change in unrealized appreciation or depreciation on investments         104,147         98,615         67,101
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                153,410        106,215         72,085
Changes From Unit Transactions:
   - Contract purchases                                                                19             --              3
   - Contract withdrawals                                                        (105,028)        (3,882)        (2,375)
   - Contract transfers                                                           (62,793)       (24,716)       (24,349)
                                                                              -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (167,802)       (28,598)       (26,721)
                                                                              -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (14,392)        77,617         45,364
                                                                              -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  550,839     $  472,039     $  269,120
                                                                              =============  =============  =============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                                      LVIP           LVIP
                                                                       LVIP            LVIP           BLACKROCK      BLACKROCK
                                                                       BARON           BARON          EMERGING       EQUITY
                                                                       GROWTH          GROWTH         MARKETS        DIVIDEND
                                                                       OPPORTUNITIES   OPPORTUNITIES  RPM STANDARD   RPM STANDARD
                                                                       STANDARD CLASS  SERVICE CLASS  CLASS          CLASS
                                                                       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 1,939,564    $ 15,883,551      $    --      $ 1,919,979
Changes From Operations:
   - Net investment income (loss)                                            40,548         197,895           54           14,688
   - Net realized gain (loss) on investments                                201,493       1,650,040           (7)          53,118
   - Net change in unrealized appreciation or depreciation on investments   204,509       1,177,942          103          271,358
                                                                       --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          446,550       3,025,877          150          339,164
Changes From Unit Transactions:
   - Contract purchases                                                     335,451       5,903,791          101          114,576
   - Contract withdrawals                                                   (36,132)     (1,463,396)         (19)        (138,218)
   - Contract transfers                                                     357,138         995,651        3,902          457,589
                                                                       --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        656,457       5,436,046        3,984          433,947
                                                                       --------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,103,007       8,461,923        4,134          773,111
                                                                       --------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                           3,042,571      24,345,474        4,134        2,693,090
Changes From Operations:
   - Net investment income (loss)                                            22,534          98,334           52           62,104
   - Net realized gain (loss) on investments                                477,548       3,904,681         (320)         111,459
   - Net change in unrealized appreciation or depreciation on investments 1,043,442       5,680,481          (80)         480,880
                                                                       --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        1,543,524       9,683,496         (348)         654,443
Changes From Unit Transactions:
   - Contract purchases                                                     431,654       2,104,574        1,000          121,033
   - Contract withdrawals                                                   (79,623)     (1,481,081)        (191)        (418,004)
   - Contract transfers                                                   1,439,896         133,945        2,184        1,630,223
                                                                       --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      1,791,927         757,438        2,993        1,333,252
                                                                       --------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   3,335,451      10,440,934        2,645        1,987,695
                                                                       --------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 6,378,022    $ 34,786,408      $ 6,779      $ 4,680,785
                                                                       ==============  =============  =============  =============


                                                                        LVIP
                                                                        BLACKROCK                  LVIP          LVIP
                                                                        INFLATION     LVIP         CLARION       COLUMBIA
                                                                        PROTECTED     CAPITAL      GLOBAL        SMALL-MID
                                                                        BOND          GROWTH       REAL ESTATE   CAP GROWTH
                                                                        STANDARD      STANDARD     STANDARD      RPM STANDARD
                                                                        CLASS         CLASS        CLASS         CLASS
                                                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $  3,608,115    $ 111,523   $ 3,605,574    $ 2,760,279
Changes From Operations:
   - Net investment income (loss)                                                --          (18)       (7,309)          (118)
   - Net realized gain (loss) on investments                                130,947       (1,170)      122,670        114,200
   - Net change in unrealized appreciation or depreciation on investments   127,752       22,991       917,047         18,473
                                                                       -------------  -----------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          258,699       21,803     1,032,408        132,555
Changes From Unit Transactions:
   - Contract purchases                                                     821,095       14,236       639,722        189,651
   - Contract withdrawals                                                  (136,615)      (3,034)     (224,940)       (59,731)
   - Contract transfers                                                     371,996        3,624       897,480     (1,059,903)
                                                                       -------------  -----------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      1,056,476       14,826     1,312,262       (929,983)
                                                                       -------------  -----------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,315,175       36,629     2,344,670       (797,428)
                                                                       -------------  -----------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                           4,923,290      148,152     5,950,244      1,962,851
Changes From Operations:
   - Net investment income (loss)                                            35,966         (146)       (8,616)          (140)
   - Net realized gain (loss) on investments                                (33,496)       8,880       154,928        373,822
   - Net change in unrealized appreciation or depreciation on investments  (522,460)      55,681        52,602         84,813
                                                                       -------------  -----------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         (519,990)      64,415       198,914        458,495
Changes From Unit Transactions:
   - Contract purchases                                                   2,040,412        4,372       958,557        151,022
   - Contract withdrawals                                                  (230,011)      (4,692)     (446,611)       (79,418)
   - Contract transfers                                                  (2,675,010)      53,557     2,513,546     (1,232,872)
                                                                       -------------  -----------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (864,609)      53,237     3,025,492     (1,161,268)
                                                                       -------------  -----------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,384,599)     117,652     3,224,406       (702,773)
                                                                       -------------  -----------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                        $  3,538,691    $ 265,804   $ 9,174,650    $ 1,260,078
                                                                       =============  ===========  ============  =============


                                                                                         LVIP         LVIP
                                                                                         DELAWARE     DELAWARE     LVIP
                                                                         LVIP            DIVERSIFIED  FOUNDATION   DELAWARE
                                                                         DELAWARE        FLOATING     AGGRESSIVE   GROWTH AND
                                                                         BOND            RATE         ALLOCATION   INCOME
                                                                         STANDARD        STANDARD     STANDARD     STANDARD
                                                                         CLASS           CLASS        CLASS        CLASS
                                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $  115,860,738   $   432,083   $  874,026   $   339,105
Changes From Operations:
   - Net investment income (loss)                                           2,586,557         8,871        8,972        11,392
   - Net realized gain (loss) on investments                                4,583,857           831       41,832        14,776
   - Net change in unrealized appreciation or depreciation on investments     598,819        13,769       55,314        88,982
                                                                       ---------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          7,769,233        23,471      106,118       115,150
Changes From Unit Transactions:
   - Contract purchases                                                    11,291,110       113,970        3,767     5,742,176
   - Contract withdrawals                                                  (3,412,298)      (25,654)     (65,715)     (315,368)
   - Contract transfers                                                    10,608,541        71,593     (295,423)    1,654,074
                                                                       ---------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       18,487,353       159,909     (357,371)    7,080,882
                                                                       ---------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    26,256,586       183,380     (251,253)    7,196,032
                                                                       ---------------  ------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2012                                           142,117,324       615,463      622,773     7,535,137
Changes From Operations:
   - Net investment income (loss)                                           2,595,180         9,080        9,202       154,572
   - Net realized gain (loss) on investments                                3,898,589         1,861        9,312       467,167
   - Net change in unrealized appreciation or depreciation on investments (10,179,756)       (3,508)     101,929     1,821,578
                                                                       ---------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         (3,685,987)        7,433      120,443     2,443,317
Changes From Unit Transactions:
   - Contract purchases                                                    11,340,545        51,379        7,704        48,285
   - Contract withdrawals                                                  (5,459,616)     (264,896)      (7,420)     (559,690)
   - Contract transfers                                                     8,564,478       875,667      (43,977)      478,104
                                                                       ---------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       14,445,407       662,150      (43,693)      (33,301)
                                                                       ---------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,759,420       669,583       76,750     2,410,016
                                                                       ---------------  ------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2013                                        $  152,876,744   $ 1,285,046   $  699,523   $ 9,945,153
                                                                       ===============  ============  ===========  ============



                                                                       LVIP
                                                                       DELAWARE
                                                                       SOCIAL
                                                                       AWARENESS
                                                                       STANDARD
                                                                       CLASS
                                                                       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $ 1,172,978
Changes From Operations:
   - Net investment income (loss)                                            9,954
   - Net realized gain (loss) on investments                               141,774
   - Net change in unrealized appreciation or depreciation on investments   14,557
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         166,285
Changes From Unit Transactions:
   - Contract purchases                                                    124,978
   - Contract withdrawals                                                  (51,267)
   - Contract transfers                                                      7,344
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        81,055
                                                                       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    247,340
                                                                       ------------
NET ASSETS AT DECEMBER 31, 2012                                          1,420,318
Changes From Operations:
   - Net investment income (loss)                                           21,409
   - Net realized gain (loss) on investments                                64,369
   - Net change in unrealized appreciation or depreciation on investments  425,143
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         510,921
Changes From Unit Transactions:
   - Contract purchases                                                    145,624
   - Contract withdrawals                                                  (39,337)
   - Contract transfers                                                     26,117
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       132,404
                                                                       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    643,325
                                                                       ------------
NET ASSETS AT DECEMBER 31, 2013                                        $ 2,063,643
                                                                       ============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                        LVIP           LVIP                           LVIP
                                                                        DELAWARE       DIMENSIONAL    LVIP            DIMENSIONAL/
                                                                        SPECIAL        NON-U.S.       DIMENSIONAL     VANGUARD
                                                                        OPPORTUNITIES  EQUITY         U.S. EQUITY     TOTAL BOND
                                                                        STANDARD       RPM STANDARD   RPM STANDARD    STANDARD
                                                                        CLASS          CLASS          CLASS           CLASS
                                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  5,792,692    $    10,871     $    12,394   $   296,598
Changes From Operations:
   - Net investment income (loss)                                             42,166            347             411        16,880
   - Net realized gain (loss) on investments                                 686,186             18             407         4,511
   - Net change in unrealized appreciation or depreciation on investments    152,326          2,040           3,057         9,621
                                                                        -------------  -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           880,678          2,405           3,875        31,012
Changes From Unit Transactions:
   - Contract purchases                                                    1,807,265          1,351             901       244,646
   - Contract withdrawals                                                   (185,819)          (301)           (759)      (30,863)
   - Contract transfers                                                    2,858,556          1,137          21,654       502,502
                                                                        -------------  -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       4,480,002          2,187          21,796       716,285
                                                                        -------------  -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    5,360,680          4,592          25,671       747,297
                                                                        -------------  -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                           11,153,372         15,463          38,065     1,043,895
Changes From Operations:
   - Net investment income (loss)                                            216,005         27,378          55,269        23,708
   - Net realized gain (loss) on investments                               1,862,074          6,176         100,085        (6,958)
   - Net change in unrealized appreciation or depreciation on investments  2,755,552        129,855         762,369       (59,989)
                                                                        -------------  -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         4,833,631        163,409         917,723       (43,239)
Changes From Unit Transactions:
   - Contract purchases                                                    2,339,307      1,179,885       5,600,385       620,976
   - Contract withdrawals                                                   (682,065)       (55,102)       (270,915)     (283,320)
   - Contract transfers                                                    3,447,191        209,123        (529,950)      387,011
                                                                        -------------  -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       5,104,433      1,333,906       4,799,520       724,667
                                                                        -------------  -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    9,938,064      1,497,315       5,717,243       681,428
                                                                        -------------  -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 21,091,436    $ 1,512,778     $ 5,755,308   $ 1,725,323
                                                                        =============  =============  ==============  ============



                                                                                                      LVIP         LVIP
                                                                         LVIP           LVIP          JPMORGAN     MANAGED
                                                                         GLOBAL         JPMORGAN      MID CAP      RISK
                                                                         INCOME         HIGH YIELD    VALUE RPM    PROFILE 2010
                                                                         STANDARD       STANDARD      STANDARD     STANDARD
                                                                         CLASS          CLASS         CLASS        CLASS
                                                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  2,401,226   $ 4,135,621   $   218,640   $ 3,014,903
Changes From Operations:
   - Net investment income (loss)                                             43,575       249,642           (18)       73,669
   - Net realized gain (loss) on investments                                    (841)       24,898         9,198        31,937
   - Net change in unrealized appreciation or depreciation on investments    102,073       426,721        21,107       158,298
                                                                        -------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           144,807       701,261        30,287       263,904
Changes From Unit Transactions:
   - Contract purchases                                                    4,168,333       777,400        43,183        72,275
   - Contract withdrawals                                                   (231,194)     (146,905)       (7,534)      (95,838)
   - Contract transfers                                                      360,867       277,580       (36,755)      323,052
                                                                        -------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       4,298,006       908,075        (1,106)      299,489
                                                                        -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    4,442,813     1,609,336        29,181       563,393
                                                                        -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                            6,844,039     5,744,957       247,821     3,578,296
Changes From Operations:
   - Net investment income (loss)                                             14,203       353,361         5,914        61,780
   - Net realized gain (loss) on investments                                 (46,918)      182,797         9,644       289,101
   - Net change in unrealized appreciation or depreciation on investments   (147,871)      (89,219)      180,100        10,236
                                                                        -------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          (180,586)      446,939       195,658       361,117
Changes From Unit Transactions:
   - Contract purchases                                                      169,497     2,412,629       354,858     1,279,216
   - Contract withdrawals                                                   (246,697)     (397,789)      (35,940)     (154,516)
   - Contract transfers                                                   (1,167,245)     (774,375)      566,468       (34,863)
                                                                        -------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (1,244,445)    1,240,465       885,386     1,089,837
                                                                        -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (1,425,031)    1,687,404     1,081,044     1,450,954
                                                                        -------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                         $  5,419,008   $ 7,432,361   $ 1,328,865   $ 5,029,250
                                                                        =============  ============  ============  ============



                                                                         LVIP            LVIP           LVIP          LVIP
                                                                         MANAGED         MANAGED        MANAGED       MANAGED
                                                                         RISK            RISK           RISK          RISK
                                                                         PROFILE 2020    PROFILE 2030   PROFILE 2040  PROFILE 2050
                                                                         STANDARD        STANDARD       STANDARD      STANDARD
                                                                         CLASS           CLASS          CLASS         CLASS
                                                                         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $   6,128,802   $  2,152,571   $    993,117   $       666
Changes From Operations:
   - Net investment income (loss)                                             189,882         43,524         23,000           121
   - Net realized gain (loss) on investments                                  128,462         30,291          6,940            13
   - Net change in unrealized appreciation or depreciation on investments     317,041        127,481         83,148         9,025
                                                                        --------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            635,385        201,296        113,088         9,159
Changes From Unit Transactions:
   - Contract purchases                                                     5,010,026      6,477,537        861,979       108,841
   - Contract withdrawals                                                    (388,998)      (331,077)      (101,592)       (8,902)
   - Contract transfers                                                       503,734        280,049      5,840,675       884,455
                                                                        --------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        5,124,762      6,426,509      6,601,062       984,394
                                                                        --------------  -------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     5,760,147      6,627,805      6,714,150       993,553
                                                                        --------------  -------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                            11,888,949      8,780,376      7,707,267       994,219
Changes From Operations:
   - Net investment income (loss)                                             263,468        154,000        117,742        15,052
   - Net realized gain (loss) on investments                                  217,590        180,347         55,335        37,169
   - Net change in unrealized appreciation or depreciation on investments   1,196,838        959,051      1,142,748       150,124
                                                                        --------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          1,677,896      1,293,398      1,315,825       202,345
Changes From Unit Transactions:
   - Contract purchases                                                     2,814,465        767,462        277,181       368,936
   - Contract withdrawals                                                    (343,315)      (139,084)      (192,576)      (67,543)
   - Contract transfers                                                     5,142,592      4,209,967      1,319,782      (269,334)
                                                                        --------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        7,613,742      4,838,345      1,404,387        32,059
                                                                        --------------  -------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     9,291,638      6,131,743      2,720,212       234,404
                                                                        --------------  -------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                         $  21,180,587   $ 14,912,119   $ 10,427,479   $ 1,228,623
                                                                        ==============  =============  =============  ============


                                                                        LVIP
                                                                        MANAGED
                                                                        RISK
                                                                        PROFILE
                                                                        CONSERVATIVE
                                                                        STANDARD
                                                                        CLASS
                                                                        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 3,882,690
Changes From Operations:
   - Net investment income (loss)                                           195,166
   - Net realized gain (loss) on investments                                 59,017
   - Net change in unrealized appreciation or depreciation on investments   172,366
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          426,549
Changes From Unit Transactions:
   - Contract purchases                                                     322,169
   - Contract withdrawals                                                  (163,359)
   - Contract transfers                                                     510,626
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        669,436
                                                                        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,095,985
                                                                        ------------
NET ASSETS AT DECEMBER 31, 2012                                           4,978,675
Changes From Operations:
   - Net investment income (loss)                                           101,499
   - Net realized gain (loss) on investments                                175,730
   - Net change in unrealized appreciation or depreciation on investments   202,845
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          480,074
Changes From Unit Transactions:
   - Contract purchases                                                     561,000
   - Contract withdrawals                                                  (271,356)
   - Contract transfers                                                    (316,348)
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (26,704)
                                                                        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     453,370
                                                                        ------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 5,432,045
                                                                        ============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                         LVIP           LVIP
                                                                         MANAGED        MANAGED       LVIP
                                                                         RISK           RISK          MFS             LVIP
                                                                         PROFILE        PROFILE       INTERNATIONAL   MFS
                                                                         GROWTH         MODERATE      GROWTH          VALUE
                                                                         STANDARD       STANDARD      STANDARD        STANDARD
                                                                         CLASS          CLASS         CLASS           CLASS
                                                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  7,755,620   $  8,207,829    $ 1,881,651   $ 17,086,218
Changes From Operations:
   - Net investment income (loss)                                            236,377        309,908         26,147        204,526
   - Net realized gain (loss) on investments                                  32,706         61,839         46,755        821,041
   - Net change in unrealized appreciation or depreciation on investments    489,588        464,828        488,248      1,644,926
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           758,671        836,575        561,150      2,670,493
Changes From Unit Transactions:
   - Contract purchases                                                      569,733        934,756        214,509      1,291,427
   - Contract withdrawals                                                   (364,329)      (329,888)       (86,261)      (648,422)
   - Contract transfers                                                      780,552        681,680      1,098,581     (2,528,903)
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         985,956      1,286,548      1,226,829     (1,885,898)
                                                                        -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,744,627      2,123,123      1,787,979        784,595
                                                                        -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                            9,500,247     10,330,952      3,669,630     17,870,813
Changes From Operations:
   - Net investment income (loss)                                             82,317        193,535         37,049        489,300
   - Net realized gain (loss) on investments                                 854,843        133,280        174,039      1,257,177
   - Net change in unrealized appreciation or depreciation on investments    254,163        977,275        385,557      5,639,246
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         1,191,323      1,304,090        596,645      7,385,723
Changes From Unit Transactions:
   - Contract purchases                                                      686,920      1,423,234      1,385,688      4,597,087
   - Contract withdrawals                                                   (453,096)      (403,073)      (481,841)    (1,741,368)
   - Contract transfers                                                   (5,840,226)      (419,785)      (316,783)     4,800,473
                                                                        -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (5,606,402)       600,376        587,064      7,656,192
                                                                        -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (4,415,079)     1,904,466      1,183,709     15,041,915
                                                                        -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                         $  5,085,168   $ 12,235,418    $ 4,853,339   $ 32,912,728
                                                                        =============  =============  =============  =============



                                                                                       LVIP
                                                                         LVIP          MONDRIAN         LVIP           LVIP
                                                                         MID-CAP       INTERNATIONAL    MONEY          SSGA
                                                                         VALUE         VALUE            MARKET         BOND INDEX
                                                                         STANDARD      STANDARD         STANDARD       STANDARD
                                                                         CLASS         CLASS            CLASS          CLASS
                                                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 1,359,114   $  17,841,237   $100,494,784     $ 14,887,570
Changes From Operations:
   - Net investment income (loss)                                             4,881         486,333         (97,022)       371,469
   - Net realized gain (loss) on investments                                 64,947        (246,299)            473        248,853
   - Net change in unrealized appreciation or depreciation on investments   236,190       1,405,300              (2)       (24,144)
                                                                        ------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          306,018       1,645,334         (96,551)       596,178
Changes From Unit Transactions:
   - Contract purchases                                                      82,394       1,036,279      67,100,217      2,098,423
   - Contract withdrawals                                                   (82,271)     (2,332,686)    (12,909,984)      (587,583)
   - Contract transfers                                                    (130,663)       (504,509)    (48,723,253)      (466,090)
                                                                        ------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (130,540)     (1,800,916)      5,466,980      1,044,750
                                                                        ------------  --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     175,478        (155,582)      5,370,429      1,640,928
                                                                        ------------  --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                           1,534,592      17,685,655     105,865,213     16,528,498
Changes From Operations:
   - Net investment income (loss)                                             3,761         577,711         (78,416)       336,947
   - Net realized gain (loss) on investments                                126,557          60,218               1        163,127
   - Net change in unrealized appreciation or depreciation on investments   328,512       3,472,401              (1)      (930,330)
                                                                        ------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          458,830       4,110,330         (78,416)      (430,256)
Changes From Unit Transactions:
   - Contract purchases                                                     111,824       1,361,769      74,935,095      5,848,096
   - Contract withdrawals                                                  (268,155)     (1,368,086)    (14,966,466)    (1,145,015)
   - Contract transfers                                                    (130,694)      3,777,487     (51,932,968)    (2,737,106)
                                                                        ------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (287,025)      3,771,170       8,035,661      1,965,975
                                                                        ------------  --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     171,805       7,881,500       7,957,245      1,535,719
                                                                        ------------  --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 1,706,397   $  25,567,155   $ 113,822,458   $ 18,064,217
                                                                        ============  ==============  ==============  =============


                                                                        LVIP          LVIP
                                                                        SSGA          SSGA                             LVIP
                                                                        CONSERVATIVE  CONSERVATIVE  LVIP               SSGA
                                                                        INDEX         STRUCTURED    SSGA               EMERGING
                                                                        ALLOCATION    ALLOCATION    DEVELOPED          MARKETS 100
                                                                        STANDARD      STANDARD      INTERNATIONAL 150  STANDARD
                                                                        CLASS         CLASS         STANDARD CLASS     CLASS
                                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $  10,644     $   2,108       $ 100,202       $ 1,070,479
Changes From Operations:
   - Net investment income (loss)                                              475         2,831           4,724            54,481
   - Net realized gain (loss) on investments                                    55           169          (2,750)          172,384
   - Net change in unrealized appreciation or depreciation on investments      705           682          18,393            10,450
                                                                        ------------  ------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           1,235         3,682          20,367           237,315
Changes From Unit Transactions:
   - Contract purchases                                                      2,572         1,361          26,810           181,875
   - Contract withdrawals                                                     (408)         (914)         (3,572)          (55,146)
   - Contract transfers                                                      4,648        71,603          32,915           807,094
                                                                        ------------  ------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         6,812        72,050          56,153           933,823
                                                                        ------------  ------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      8,047        75,732          76,520         1,171,138
                                                                        ------------  ------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                             18,691        77,840         176,722         2,241,617
Changes From Operations:
   - Net investment income (loss)                                            5,445         1,740           5,196            66,867
   - Net realized gain (loss) on investments                                  (951)          163          11,167          (119,397)
   - Net change in unrealized appreciation or depreciation on investments   11,182         3,717          12,884           (67,817)
                                                                        ------------  ------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          15,676         5,620          29,247          (120,347)
Changes From Unit Transactions:
   - Contract purchases                                                    418,136         1,754          10,306           689,546
   - Contract withdrawals                                                  (33,647)       (2,276)         (4,357)         (474,327)
   - Contract transfers                                                    (60,072)       17,955          (8,798)          661,513
                                                                        ------------  ------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       324,417        17,433          (2,849)          876,732
                                                                        ------------  ------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    340,093        23,053          26,398           756,385
                                                                        ------------  ------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                          $ 358,784     $ 100,893       $ 203,120       $ 2,998,002
                                                                        ============  ============  =================  ============



                                                                        LVIP
                                                                        SSGA
                                                                        GLOBAL TACTICAL
                                                                        ALLOCATION RPM
                                                                        STANDARD
                                                                        CLASS
                                                                        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $ 1,770,040
Changes From Operations:
   - Net investment income (loss)                                             71,544
   - Net realized gain (loss) on investments                                  19,460
   - Net change in unrealized appreciation or depreciation on investments    117,297
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           208,301
Changes From Unit Transactions:
   - Contract purchases                                                      398,387
   - Contract withdrawals                                                   (201,432)
   - Contract transfers                                                       24,212
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         221,167
                                                                        ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      429,468
                                                                        ---------------
NET ASSETS AT DECEMBER 31, 2012                                            2,199,508
Changes From Operations:
   - Net investment income (loss)                                             41,241
   - Net realized gain (loss) on investments                                  72,911
   - Net change in unrealized appreciation or depreciation on investments     73,938
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           188,090
Changes From Unit Transactions:
   - Contract purchases                                                      447,629
   - Contract withdrawals                                                   (144,694)
   - Contract transfers                                                     (548,242)
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (245,307)
                                                                        ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (57,217)
                                                                        ---------------
NET ASSETS AT DECEMBER 31, 2013                                          $ 2,142,291
                                                                        ===============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                                         LVIP         LVIP
                                                                           LVIP                          SSGA         SSGA
                                                                           SSGA           LVIP           MODERATE     MODERATE
                                                                           INTERNATIONAL  SSGA           INDEX        STRUCTURED
                                                                           INDEX          LARGE CAP 100  ALLOCATION   ALLOCATION
                                                                           STANDARD       STANDARD       STANDARD     STANDARD
                                                                           CLASS          CLASS          CLASS        CLASS
                                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  1,308,921     $ 132,255    $    8,820    $ 15,281
Changes From Operations:
   - Net investment income (loss)                                                87,020         2,793         1,625         931
   - Net realized gain (loss) on investments                                     79,650         6,381           174         127
   - Net change in unrealized appreciation or depreciation on investments       442,068         8,977         4,374       1,015
                                                                           -------------  -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              608,738        18,151         6,173       2,073
Changes From Unit Transactions:
   - Contract purchases                                                       7,740,668        35,654         7,770       8,485
   - Contract withdrawals                                                      (379,266)      (22,235)       (1,473)     (1,392)
   - Contract transfers                                                        (964,280)       27,873        52,813       1,276
                                                                           -------------  -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          6,397,122        41,292        59,110       8,369
                                                                           -------------  -------------  -----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       7,005,860        59,443        65,283      10,442
                                                                           -------------  -------------  -----------  ----------
NET ASSETS AT DECEMBER 31, 2012                                               8,314,781       191,698        74,103      25,723
Changes From Operations:
   - Net investment income (loss)                                               150,621         6,000         9,850       1,078
   - Net realized gain (loss) on investments                                    308,210        38,698         6,452         224
   - Net change in unrealized appreciation or depreciation on investments     1,311,486        29,307        41,096       3,286
                                                                           -------------  -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            1,770,317        74,005        57,398       4,588
Changes From Unit Transactions:
   - Contract purchases                                                       1,205,350        40,617       716,075       6,362
   - Contract withdrawals                                                      (435,026)      (80,209)      (85,168)     (1,496)
   - Contract transfers                                                        (782,111)      101,161       (62,549)     13,364
                                                                           -------------  -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (11,787)       61,569       568,358      18,230
                                                                           -------------  -------------  -----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,758,530       135,574       625,756      22,818
                                                                           -------------  -------------  -----------  ----------
NET ASSETS AT DECEMBER 31, 2013                                            $ 10,073,311     $ 327,272    $  699,859    $ 48,541
                                                                           =============  =============  ===========  ==========


                                                                           LVIP        LVIP
                                                                           SSGA        SSGA
                                                                           MODERATELY  MODERATELY    LVIP            LVIP
                                                                           AGGRESSIVE  AGGRESSIVE    SSGA            SSGA
                                                                           INDEX       STRUCTURED    S&P 500         SMALL-CAP
                                                                           ALLOCATION  ALLOCATION    INDEX           INDEX
                                                                           STANDARD    STANDARD      STANDARD        STANDARD
                                                                           CLASS       CLASS         CLASS           CLASS
                                                                           SUBACCOUNT  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  23,101   $   2,242   $   32,947,959   $ 11,595,391
Changes From Operations:
   - Net investment income (loss)                                              1,023         745          523,126         59,327
   - Net realized gain (loss) on investments                                      86         116        1,576,108        731,568
   - Net change in unrealized appreciation or depreciation on investments      2,876         375        4,217,550        870,823
                                                                           ----------  ----------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             3,985       1,236        6,316,784      1,661,718
Changes From Unit Transactions:
   - Contract purchases                                                       13,152       3,564       10,685,039      1,319,303
   - Contract withdrawals                                                     (2,852)     (2,274)      (3,223,127)      (477,438)
   - Contract transfers                                                       10,218      12,407       20,062,893     (2,069,602)
                                                                           ----------  ----------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          20,518      13,697       27,524,805     (1,227,737)
                                                                           ----------  ----------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       24,503      14,933       33,841,589        433,981
                                                                           ----------  ----------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                               47,604      17,175       66,789,548     12,029,372
Changes From Operations:
   - Net investment income (loss)                                              3,013       3,951        1,363,471        139,324
   - Net realized gain (loss) on investments                                   1,829       1,502        3,358,526      1,020,696
   - Net change in unrealized appreciation or depreciation on investments     11,584       6,833       18,839,817      4,529,108
                                                                           ----------  ----------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            16,426      12,286       23,561,814      5,689,128
Changes From Unit Transactions:
   - Contract purchases                                                       83,842      68,283       11,029,253      4,707,759
   - Contract withdrawals                                                    (15,600)    (10,061)      (6,004,615)      (913,608)
   - Contract transfers                                                       83,288      84,077        5,928,809        727,817
                                                                           ----------  ----------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         151,530     142,299       10,953,447      4,521,968
                                                                           ----------  ----------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      167,956     154,585       34,515,261     10,211,096
                                                                           ----------  ----------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 215,560   $ 171,760   $  101,304,809   $ 22,240,468
                                                                           ==========  ==========  ===============  =============



                                                                                                        LVIP
                                                                            LVIP                        T. ROWE PRICE
                                                                            SSGA         LVIP           STRUCTURED     LVIP
                                                                            SMALL-MID    T. ROWE PRICE  MID-CAP        TEMPLETON
                                                                            CAP 200      GROWTH STOCK   GROWTH         GROWTH RPM
                                                                            STANDARD     STANDARD       STANDARD       STANDARD
                                                                            CLASS        CLASS          CLASS          CLASS
                                                                            SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,591,006   $  2,296,820   $  4,326,850    $ 1,353,311
Changes From Operations:
   - Net investment income (loss)                                               42,765         (2,206)        (5,433)        25,515
   - Net realized gain (loss) on investments                                   209,030        299,195        310,789         42,718
   - Net change in unrealized appreciation or depreciation on investments      (29,918)       188,254        535,284        242,053
                                                                           ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             221,877        485,243        840,640        310,286
Changes From Unit Transactions:
   - Contract purchases                                                         62,269        296,643      1,006,776      1,163,256
   - Contract withdrawals                                                      (98,482)    (1,626,985)      (304,108)       (82,257)
   - Contract transfers                                                        194,528      1,749,931      3,705,097       (295,045)
                                                                           ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           158,315        419,589      4,407,765        785,954
                                                                           ------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        380,192        904,832      5,248,405      1,096,240
                                                                           ------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                              1,971,198      3,201,652      9,575,255      2,449,551
Changes From Operations:
   - Net investment income (loss)                                               67,948         (5,047)        (5,754)        43,981
   - Net realized gain (loss) on investments                                   269,365        204,550        471,967         74,290
   - Net change in unrealized appreciation or depreciation on investments      380,846      4,489,956      3,024,403        491,656
                                                                           ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             718,159      4,689,459      3,490,616        609,927
Changes From Unit Transactions:
   - Contract purchases                                                        228,841      3,521,840        813,657        155,162
   - Contract withdrawals                                                     (351,520)      (395,917)      (325,200)       (30,229)
   - Contract transfers                                                        374,634      9,195,212        296,611        791,084
                                                                           ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           251,955     12,321,135        785,068        916,017
                                                                           ------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        970,114     17,010,594      4,275,684      1,525,944
                                                                           ------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 2,941,312   $ 20,212,246   $ 13,850,939    $ 3,975,495
                                                                           ============  =============  =============  =============




                                                                           LVIP
                                                                           UBS
                                                                           LARGE CAP
                                                                           GROWTH RPM
                                                                           STANDARD
                                                                           CLASS
                                                                           SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  6,785,216
Changes From Operations:
   - Net investment income (loss)                                                (7,210)
   - Net realized gain (loss) on investments                                    803,756
   - Net change in unrealized appreciation or depreciation on investments        83,749
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              880,295
Changes From Unit Transactions:
   - Contract purchases                                                         113,041
   - Contract withdrawals                                                      (556,228)
   - Contract transfers                                                      (5,307,627)
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (5,750,814)
                                                                           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (4,870,519)
                                                                           -------------
NET ASSETS AT DECEMBER 31, 2012                                               1,914,697
Changes From Operations:
   - Net investment income (loss)                                                (3,895)
   - Net realized gain (loss) on investments                                     63,449
   - Net change in unrealized appreciation or depreciation on investments       435,489
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              495,043
Changes From Unit Transactions:
   - Contract purchases                                                         106,199
   - Contract withdrawals                                                      (123,810)
   - Contract transfers                                                         100,504
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             82,893
                                                                           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         577,936
                                                                           -------------
NET ASSETS AT DECEMBER 31, 2013                                            $  2,492,633
                                                                           =============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                        LVIP          LVIP
                                                                        VANGUARD      VANGUARD
                                                                        DOMESTIC      INTERNATIONAL
                                                                        EQUITY        EQUITY
                                                                        ETF           ETF
                                                                        STANDARD      STANDARD       M CAPITAL     M INTERNATIONAL
                                                                        CLASS         CLASS          APPRECIATION  EQUITY
                                                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $      2,819   $        --    $ 1,143,902    $ 1,089,341
Changes From Operations:
   - Net investment income (loss)                                            21,290         8,250            224         25,928
   - Net realized gain (loss) on investments                                  2,593            66         85,118        (29,831)
   - Net change in unrealized appreciation or depreciation on investments     2,720        15,118        110,107        263,443
                                                                       -------------  -------------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           26,603        23,434        195,449        259,540
Changes From Unit Transactions:
   - Contract purchases                                                   3,222,810         4,694         85,831         78,790
   - Contract withdrawals                                                  (159,054)       (4,073)       (23,586)       (52,363)
   - Contract transfers                                                  (2,607,203)      279,713       (154,085)       175,268
                                                                       -------------  -------------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        456,553       280,334        (91,840)       201,695
                                                                       -------------  -------------  ------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     483,156       303,768        103,609        461,235
                                                                       -------------  -------------  ------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                             485,975       303,768      1,247,511      1,550,576
Changes From Operations:
   - Net investment income (loss)                                            53,674        69,564         (4,709)        39,453
   - Net realized gain (loss) on investments                                768,762         9,231        189,446          3,095
   - Net change in unrealized appreciation or depreciation on investments    58,757       280,762        287,406        230,514
                                                                       -------------  -------------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          881,193       359,557        472,143        273,062
Changes From Unit Transactions:
   - Contract purchases                                                   4,013,537     1,566,672         93,749         82,120
   - Contract withdrawals                                                  (258,560)      (93,218)       (62,891)       (27,732)
   - Contract transfers                                                    (236,661)    1,424,960        (65,915)       178,011
                                                                       -------------  -------------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      3,518,316     2,898,414        (35,057)       232,399
                                                                       -------------  -------------  ------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   4,399,509     3,257,971        437,086        505,461
                                                                       -------------  -------------  ------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                        $  4,885,484   $ 3,561,739    $ 1,684,597    $ 2,056,037
                                                                       =============  =============  ============  ===============






                                                                                                     MFS VIT         MFS VIT
                                                                       M LARGE        M LARGE        CORE EQUITY     GROWTH
                                                                       CAP GROWTH     CAP VALUE      INITIAL CLASS   INITIAL CLASS
                                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  258,089   $    146,821   $  2,083,536    $  10,059,550
Changes From Operations:
   - Net investment income (loss)                                             (790)         6,368         13,823           (6,503)
   - Net realized gain (loss) on investments                                12,239          4,166        238,275          316,331
   - Net change in unrealized appreciation or depreciation on investments   47,720         94,805         83,162        1,583,119
                                                                       ------------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          59,169        105,339        335,260        1,892,947
Changes From Unit Transactions:
   - Contract purchases                                                     45,176         41,777              2       14,537,296
   - Contract withdrawals                                                  (16,301)       (23,199)       (27,681)        (822,454)
   - Contract transfers                                                    363,742        807,129     (1,265,812)         599,839
                                                                       ------------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       392,617        825,707     (1,293,491)      14,314,681
                                                                       ------------  -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    451,786        931,046       (958,231)      16,207,628
                                                                       ------------  -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                            709,875      1,077,867      1,125,305       26,267,178
Changes From Operations:
   - Net investment income (loss)                                            2,417         28,900         10,797           63,701
   - Net realized gain (loss) on investments                               101,604        135,163         33,752        1,366,965
   - Net change in unrealized appreciation or depreciation on investments  144,594        190,633        384,605        8,774,223
                                                                       ------------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         248,615        354,696        429,154       10,204,889
Changes From Unit Transactions:
   - Contract purchases                                                    115,965         61,242              7        4,331,429
   - Contract withdrawals                                                 (135,061)       (18,007)       (11,563)      (1,130,700)
   - Contract transfers                                                    (35,676)      (103,554)       347,774        5,249,016
                                                                       ------------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (54,772)       (60,319)       336,218        8,449,745
                                                                       ------------  -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    193,843        294,377        765,372       18,654,634
                                                                       ------------  -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $  903,718   $  1,372,244   $  1,890,677    $  44,921,812
                                                                       ============  =============  ==============  ==============





                                                                                                                     NB AMT
                                                                       MFS VIT        MFS VIT         MFS VIT        LARGE CAP
                                                                       RESEARCH       TOTAL RETURN    UTILITIES      VALUE I
                                                                       INITIAL CLASS  INITIAL CLASS   INITIAL CLASS  CLASS
                                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  75,334     $  7,709,433   $   9,986,245   $  261,505
Changes From Operations:
   - Net investment income (loss)                                             547          272,680         734,344        1,239
   - Net realized gain (loss) on investments                                1,797          156,708         123,653        6,965
   - Net change in unrealized appreciation or depreciation on investments  10,250          560,233         539,028       41,072
                                                                       -------------  -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         12,594          989,621       1,397,025       49,276
Changes From Unit Transactions:
   - Contract purchases                                                        --        4,832,759       1,272,698        6,137
   - Contract withdrawals                                                  (2,684)      (1,103,964)       (339,015)      (8,781)
   - Contract transfers                                                    24,412          (26,928)        (51,654)     123,551
                                                                       -------------  -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       21,728        3,701,867         882,029      120,907
                                                                       -------------  -------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    34,322        4,691,488       2,279,054      170,183
                                                                       -------------  -------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2012                                           109,656       12,400,921      12,265,299      431,688
Changes From Operations:
   - Net investment income (loss)                                             184          307,413         327,286        3,632
   - Net realized gain (loss) on investments                                2,845          299,511         558,935       24,182
   - Net change in unrealized appreciation or depreciation on investments  35,765        2,392,948       1,770,041       81,452
                                                                       -------------  -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         38,794        2,999,872       2,656,262      109,266
Changes From Unit Transactions:
   - Contract purchases                                                         2        4,833,209       1,013,152            4
   - Contract withdrawals                                                  (4,156)      (1,503,522)       (656,890)      (7,406)
   - Contract transfers                                                    19,877        8,173,450       1,611,532     (100,590)
                                                                       -------------  -------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       15,723       11,503,137       1,967,794     (107,992)
                                                                       -------------  -------------  --------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    54,517       14,503,009       4,624,056        1,274
                                                                       -------------  -------------  --------------  -----------
NET ASSETS AT DECEMBER 31, 2013                                         $ 164,173     $ 26,903,930   $  16,889,355   $  432,962
                                                                       =============  =============  ==============  ===========





                                                                       NB AMT
                                                                       MID CAP
                                                                       GROWTH I
                                                                       CLASS
                                                                       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $  9,055,801
Changes From Operations:
   - Net investment income (loss)                                           (19,780)
   - Net realized gain (loss) on investments                                711,629
   - Net change in unrealized appreciation or depreciation on investments   360,690
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        1,052,539
Changes From Unit Transactions:
   - Contract purchases                                                     201,173
   - Contract withdrawals                                                (1,262,340)
   - Contract transfers                                                  (1,334,536)
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                     (2,395,703)
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,343,164)
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2012                                           7,712,637
Changes From Operations:
   - Net investment income (loss)                                           (16,687)
   - Net realized gain (loss) on investments                                769,941
   - Net change in unrealized appreciation or depreciation on investments 1,426,037
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        2,179,291
Changes From Unit Transactions:
   - Contract purchases                                                      50,767
   - Contract withdrawals                                                  (971,768)
   - Contract transfers                                                    (587,257)
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                     (1,508,258)
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     671,033
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2013                                        $  8,383,670
                                                                       =============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                      PIMCO VIT
                                                          NB AMT        OPPENHEIMER   COMMODITY-
                                                          MID CAP       MAIN STREET   REALRETURN      PIMCO VIT        T. ROWE
                                                          INTRINSIC     FUND/VA       STRATEGY        TOTAL RETURN     PRICE
                                                          VALUE I       NON-SERVICE   ADMINISTRATIVE  ADMINISTRATIVE   EQUITY
                                                          CLASS         CLASS         CLASS           CLASS            INCOME
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                            $  3,854,118     $ 175,588    $  4,738,335    $        --    $     933,261
Changes From Operations:
   - Net investment income (loss)                              18,435           693         162,265             --           56,957
   - Net realized gain (loss) on investments                1,107,130         9,066         (15,337)            --           46,405
   - Net change in unrealized appreciation or
    depreciation on investments                              (553,942)       20,235         100,644             --          261,931
                                                         -------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  571,623        29,994         247,572             --          365,293
Changes From Unit Transactions:
   - Contract purchases                                        70,146           160       1,017,865             --          107,857
   - Contract withdrawals                                    (148,900)      (15,906)       (188,285)            --         (109,590)
   - Contract transfers                                      (211,492)      182,400         589,975             --        2,583,010
                                                         -------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                          (290,246)      166,654       1,419,555             --        2,581,277
                                                         -------------  ------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       281,377       196,648       1,667,127             --        2,946,570
                                                         -------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                             4,135,495       372,236       6,405,462             --        3,879,831
Changes From Operations:
   - Net investment income (loss)                              50,355         3,632         131,797         25,609          183,283
   - Net realized gain (loss) on investments                  150,544         3,749        (364,506)        29,575          189,146
   - Net change in unrealized appreciation or
    depreciation on investments                             1,216,295       105,853      (1,079,872)       (64,074)       2,081,956
                                                         -------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                1,417,194       113,234      (1,312,581)        (8,890)       2,454,385
Changes From Unit Transactions:
   - Contract purchases                                        59,962             5       1,681,351          8,680        1,951,791
   - Contract withdrawals                                    (449,652)       (7,446)       (386,511)       (19,899)        (195,128)
   - Contract transfers                                    (1,009,200)       (5,782)      3,555,483      3,834,197        5,406,926
                                                         -------------  ------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                        (1,398,890)      (13,223)      4,850,323      3,822,978        7,163,589
                                                         -------------  ------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        18,304       100,011       3,537,742      3,814,088        9,617,974
                                                         -------------  ------------  --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                          $  4,153,799     $ 472,247    $  9,943,204    $ 3,814,088    $  13,497,805
                                                         =============  ============  ==============  ==============  ==============



See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of the Company. The Variable Account consists of five products as follows:

-Lincoln CVUL       -Lincoln Corporate
-Lincoln CVUL       Variable 4
Series III         -Lincoln Corporate
-Lincoln Corporate  Variable 5
Commitment VUL


The assets of the Variable Account are owned by the Company. The Variable Account's assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred forty-four available mutual funds (the Funds) of twenty-three diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Portfolio
   ABVPSF Growth and Income Class A Portfolio
   ABVPSF International Value Class A Portfolio
   ABVPSF Large Cap Growth Class A Portfolio
   ABVPSF Small/Mid Cap Value Class A Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Income & Growth Class I Fund
   American Century VP Inflation Protection Class II Fund
   American Century VP International Class I Fund
American Funds Insurance Series (American Funds):
   American Funds Bond Class 2 Fund
   American Funds Global Growth Class 2 Fund
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 2 Fund
   American Funds International Class 2 Fund
   American Funds U.S. Government/AAA-Rated Securities Class 2 Fund BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Equity Dividend V.I. Class I Fund**
   BlackRock Global Allocation V.I. Class I Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series
   Delaware VIP Emerging Markets Standard Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP International Value Equity Standard Class Series** Delaware VIP Limited-Term Diversified Income Standard Class Series Delaware VIP REIT Standard Class Series
   Delaware VIP Small Cap Value Standard Class Series
   Delaware VIP Smid Cap Growth Standard Class Series
   Delaware VIP U.S. Growth Standard Class Series
   Delaware VIP Value Standard Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Investments VIT Funds (DWS)
   DWS Equity 500 Index VIP Class A Portfolio
   DWS Small Cap Index VIP Class A Portfolio
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Asset Manager Service Class Portfolio
   Fidelity VIP Contrafund Service Class Portfolio
   Fidelity VIP Equity-Income Service Class Portfolio
   Fidelity VIP Freedom 2020 Service Class Portfolio
   Fidelity VIP Freedom 2030 Service Class Portfolio
   Fidelity VIP Freedom 2040 Service Class Portfolio
   Fidelity VIP Freedom 2050 Service Class Portfolio
   Fidelity VIP Freedom Income Service Class Portfolio
   Fidelity VIP Growth Service Class Portfolio
   Fidelity VIP High Income Service Class Portfolio**
   Fidelity VIP Investment Grade Bond Service Class Portfolio Fidelity VIP Mid Cap Service Class Portfolio
   Fidelity VIP Overseas Service Class Portfolio
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Class 1 Fund
   FTVIPT Franklin Rising Dividends Securities Class 1 Fund

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)

   FTVIPT Franklin Small Cap Value Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
   FTVIPT Franklin U.S. Government Class 1 Fund
   FTVIPT Mutual Shares Securities Class 1 Fund
   FTVIPT Templeton Foreign Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 1 Fund
   FTVIPT Templeton Growth Securities Class 1 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Mid Cap Value Service Class Fund
Invesco Variable Insurance Funds (Invesco V.I.):
   Invesco V.I. American Franchise Series I Fund**
   Invesco V.I. Growth and Income Series I Fund
   Invesco V.I. International Growth Series I Fund**
Janus Aspen Series:
   Janus Aspen Balanced Institutional Class Portfolio
   Janus Aspen Balanced Service Class Portfolio
   Janus Aspen Enterprise Institutional Class Portfolio
   Janus Aspen Enterprise Service Class Portfolio
   Janus Aspen Flexible Bond Institutional Class Portfolio
   Janus Aspen Flexible Bond Service Class Portfolio
   Janus Aspen Global Research Institutional Class Portfolio
   Janus Aspen Global Research Service Class Portfolio
   Janus Aspen Global Technology Service Class Portfolio
JPMorgan Insurance Trust (JPMIT):
   JPMIT Core Bond Class 1 Portfolio**
Legg Mason Partners Variable Equity Trust:
   ClearBridge Variable Mid Cap Core Class I Portfolio**
   ClearBridge Variable Small Cap Growth Class I Portfolio**
Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP Baron Growth Opportunities Standard Class Fund
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Emerging Markets RPM Standard Class Fund
   LVIP BlackRock Equity Dividend RPM Standard Class Fund
   LVIP BlackRock Inflation Protected Bond Standard Class Fund
   LVIP Capital Growth Standard Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund
   LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Diversified Floating Rate Standard Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund
   LVIP Delaware Growth and Income Standard Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Delaware Special Opportunities Standard Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
   LVIP Dimensional U.S. Equity RPM Standard Class Fund
   LVIP Dimensional/Vanguard Total Bond Standard Class Fund
   LVIP Global Income Standard Class Fund
   LVIP JPMorgan High Yield Standard Class Fund
   LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
   LVIP Managed Risk Profile 2010 Standard Class Fund
   LVIP Managed Risk Profile 2020 Standard Class Fund
   LVIP Managed Risk Profile 2030 Standard Class Fund
   LVIP Managed Risk Profile 2040 Standard Class Fund
   LVIP Managed Risk Profile 2050 Standard Class Fund
   LVIP Managed Risk Profile Conservative Standard Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund
   LVIP MFS International Growth Standard Class Fund
   LVIP MFS Value Standard Class Fund
   LVIP Mid-Cap Value Standard Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP Money Market Standard Class Fund
   LVIP SSgA Bond Index Standard Class Fund
   LVIP SSgA Conservative Index Allocation Standard Class Fund
   LVIP SSgA Conservative Structured Allocation Standard Class Fund
   LVIP SSgA Developed International 150 Standard Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
   LVIP SSgA International Index Standard Class Fund
   LVIP SSgA Large Cap 100 Standard Class Fund
   LVIP SSgA Moderate Index Allocation Standard Class Fund
   LVIP SSgA Moderate Structured Allocation Standard Class Fund
   LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund
   LVIP SSgA Moderately Aggressive Structured Allocation Standard Class Fund LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund
   LVIP SSgA Small-Mid Cap 200 Standard Class Fund
   LVIP T. Rowe Price Growth Stock Standard Class Fund

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)

   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund LVIP Templeton Growth RPM Standard Class Fund
   LVIP UBS Large Cap Growth RPM Standard Class Fund
   LVIP Vanguard Domestic Equity ETF Standard Class Fund
   LVIP Vanguard International Equity ETF Standard Class Fund
M Fund, Inc. (M Fund):
   M Capital Appreciation Fund
   M International Equity Fund
   M Large Cap Growth Fund
   M Large Cap Value Fund
MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Initial Class Series
   MFS VIT Growth Initial Class Series
   MFS VIT New Discovery Initial Class Series**
   MFS VIT Research Initial Class Series
   MFS VIT Total Return Initial Class Series
   MFS VIT Utilities Initial Class Series
Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Large Cap Value I Class Portfolio
   NB AMT Mid Cap Growth I Class Portfolio
   NB AMT Mid Cap Intrinsic Value I Class Portfolio
Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Main Street Fund/VA Non-Service Class
PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT CommodityRealReturn Strategy Administrative Class Fund PIMCO VIT Total Return Administrative Class Fund
Putnam Variable Trust (Putnam VT):
   Putnam VT Growth & Income Class IB Fund**
T. Rowe Price Equity Series, Inc. (T. Rowe Price):
   T. Rowe Price Equity Income Portfolio
Wells Fargo Variable Trust (Wells Fargo Advantage VT):
   Wells Fargo Advantage VT Discovery Class 2 Fund**

*  Denotes an affiliate of the Company.
** Available fund with no money invested at December 31, 2013.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

INVESTMENT FUND CHANGES: During 2012, the Invesco Van Kampen V.I. American Franchise Series I Fund and the LVIP BlackRock Emerging Markets Index RPM Standard Class Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012.

During 2012, the Invesco V.I. Capital Appreciation Series I Fund ceased to be available as an investment option to Variable Account Contract owners.

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio       DWS Alternative Asset Allocation VIP Class A Portfolio
Invesco Van Kampen V.I. Growth and Income Series I Fund           Invesco V.I. Growth and Income Series I Fund
LVIP Wells Fargo Intrinsic Value Standard Class Fund              LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Cohen & Steers Real Estate Standard Class Fund               LVIP Clarion Global Real Estate Standard Class Fund
LVIP Turner Mid-Cap Growth Standard Class Fund                    LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
LVIP Columbia Value Opportunities Standard Class Fund             LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund          LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP Templeton Growth Standard Class Fund                         LVIP Templeton Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Standard Class Fund               LVIP UBS Large Cap Growth RPM Standard Class Fund
NB AMT Partners I Class Portfolio                                 NB AMT Large Cap Value I Class Portfolio
NB AMT Regency I Class Portfolio                                  NB AMT Mid Cap Intrinsic Value I Class Portfolio

During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

BlackRock Equity Dividend V.I. Class I Fund                              Fidelity VIP Investment Grade Bond Service Class Portfolio
ClearBridge Variable Mid Cap Core Class I Portfolio                      FTVIPT Franklin Rising Dividends Securities Class 1 Fund
ClearBridge Variable Small Cap Growth Class I Portfolio                  FTVIPT Franklin Small Cap Value Securities Class 2 Fund
Fidelity VIP Freedom 2020 Service Class Portfolio                        JPMIT Core Bond Class 1 Portfolio
Fidelity VIP Freedom 2030 Service Class Portfolio                        MFS VIT New Discovery Initial Class Series
Fidelity VIP Freedom 2040 Service Class Portfolio                        PIMCO VIT Total Return Administrative Class Fund
Fidelity VIP Freedom 2050 Service Class Portfolio                        Wells Fargo Advantage VT Discovery Class 2 Fund
Fidelity VIP Freedom Income Service Class Portfolio

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Franchise Series I Fund              Invesco V.I. American Franchise Series I Fund
Janus Aspen Series Worldwide Institutional Class Portfolio            Janus Aspen Global Research Institutional Class Portfolio
Janus Aspen Series Worldwide Service Class Portfolio                  Janus Aspen Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund         LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund                  LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund                      LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Protected Profile 2010 Standard Class Fund                       LVIP Managed Risk Profile 2010 Standard Class Fund
LVIP Protected Profile 2020 Standard Class Fund                       LVIP Managed Risk Profile 2020 Standard Class Fund
LVIP Protected Profile 2030 Standard Class Fund                       LVIP Managed Risk Profile 2030 Standard Class Fund
LVIP Protected Profile 2040 Standard Class Fund                       LVIP Managed Risk Profile 2040 Standard Class Fund
LVIP Protected Profile 2050 Standard Class Fund                       LVIP Managed Risk Profile 2050 Standard Class Fund
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund
M Business Opportunity Value Fund                                     M Large Cap Value Fund

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported on the statements of operations. For the Lincoln Corporate Commitment VUL product and the Lincoln Corporate Variable 5 product, the mortality and expense guarantees are deducted as a monthly contract charge rather than a daily reduction of current value of the Variable Account. The rates are as follows:

- Lincoln CVUL at a daily rate of .0005479% to .0019178% (.20% to .70% on an annual basis)
- Lincoln CVUL Series III at a daily rate of .0002740% to .0019178% (.10% to .70% on an annual basis)
- Lincoln Corporate Commitment VUL at a daily rate of .0002740% to .0008219% (.10% to .30% on an annual basis)
- Lincoln Corporate Variable 4 at a daily rate of .0002740% to .0019178% (.10% to .70% on an annual basis)
- Lincoln Corporate Variable 5 at a daily rate of .0002740% to .0010959% (.10% to .40% on an annual basis)

For the Lincoln Corporate Commitment VUL and Lincoln Corporate Variable 5 products, the mortality and expense guarantees deducted as a monthly charge amounted to $2,105,093 and $1,512,391 for the years ended December 31, 2013 and 2012, respectively.

Prior to the allocation of premiums to the Variable Account, the Company deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2013 and 2012, amounted to $9,766,762 and $10,208,591, respectively.

The Company assumes responsibility for providing the insurance benefit included in the policy. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The monthly deduction also includes a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. The administrative fees and cost of insurance charges for the years December 31, 2013 and 2012, amounted to $22,823,900 and $21,325,468, respectively.

Under certain circumstances, the Company reserves the right to assess a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts for the Lincoln CVUL and Lincoln CVUL Series III products and after the twenty-fourth transfer per year between variable subaccounts for the Lincoln Corporate Commitment VUL, Lincoln Corporate Variable 4 and Lincoln Corporate Variable 5 products. For the years ended December 31, 2013 and 2012, no transfer fees were deducted from the variable subaccounts.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                  MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT      UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS A
            2013                     0.00%      0.40%     $13.88     $16.26      92,054   $   1,421,950      22.77%     23.26%
            2012                     0.00%      0.40%      11.54      13.22     104,556       1,307,737      13.06%     13.52%
            2011                     0.00%      0.40%      10.16      11.67      89,432         981,614     -23.53%    -23.23%
            2010                     0.00%      0.40%      13.24      15.23      96,961       1,409,187      18.46%     18.93%
            2009                     0.00%      0.40%      11.13      12.83     113,067       1,394,954      52.87%     53.49%
ABVPSF GROWTH AND INCOME CLASS A
            2013                     0.00%      0.40%      17.28      21.43     173,198       3,235,482      34.43%     34.96%
            2012                     0.00%      0.40%      12.81      15.89     175,967       2,445,207      17.06%     17.52%
            2011                     0.00%      0.40%      10.90      13.54     706,997       7,901,744       5.89%      6.32%
            2010                     0.00%      0.40%      10.25      12.75     730,566       7,742,161      12.64%     13.09%
            2009                     0.00%      0.40%       9.06      11.28     650,419       6,124,141      20.34%     20.82%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS A
            2013      0.25%
            2012      0.00%
            2011      0.60%
            2010      1.64%
            2009      0.00%
ABVPSF GROWTH AND INCOME CLASS A
            2013      1.32%
            2012      0.66%
            2011      1.33%
            2010      0.00%
            2009      4.04%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF INTERNATIONAL VALUE CLASS A
            2013                           0.00%      0.40%     $ 9.23     $ 9.52     171,605   $   1,627,744      22.51%
            2012                           0.00%      0.40%       7.53       7.74     187,880       1,449,208      14.08%
            2011                           0.00%      0.40%       6.60       6.75     149,085       1,004,547     -19.57%
            2010                           0.00%      0.40%       8.21       8.36     763,450       6,380,845       4.18%
            2009                           0.00%      0.40%       7.88       8.00   1,275,666      10,189,191      34.14%
ABVPSF LARGE CAP GROWTH CLASS A
            2013                           0.10%      0.40%      17.60      20.95      39,091         725,244      36.80%
            2012                           0.10%      0.40%      12.87      15.26      17,610         243,945      15.92%
            2011                           0.10%      0.40%      11.10      13.13      11,142         133,496      -3.43%
            2010                           0.10%      0.40%      11.49      13.56       9,051         111,184       9.66%
            2009                           0.10%      0.40%      10.48      12.44      20,440         225,571      36.97%
ABVPSF SMALL/MID CAP VALUE CLASS A
            2013                           0.00%      0.70%      17.12      37.57     809,571      17,503,502      37.10%
            2012                           0.00%      0.70%      15.09      27.32     983,297      15,722,697      17.92%
            2011                           0.00%      0.70%      12.70      23.10   1,027,240      14,603,849      -9.03%
            2010                           0.00%      0.70%      13.87      25.32     759,523      12,350,888      26.02%
            2009                           0.00%      0.70%      10.93      20.03     532,537       6,617,883      41.86%
AMERICAN CENTURY VP INCOME & GROWTH CLASS I
            2013                           0.00%      0.40%      16.58      21.39     231,676       4,494,897      35.28%
            2012                           0.00%      0.40%      12.21      15.76     251,674       3,578,005      14.29%
            2011                           0.00%      0.40%      10.64      13.75     467,080       5,624,870       2.70%
            2010                           0.00%      0.40%      10.32      13.35     368,688       4,415,204      13.69%
            2009                           0.00%      0.40%       9.04      11.71     305,621       3,370,886      17.63%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
            2013                           0.00%      0.40%      11.47      15.00   1,172,344      16,384,031      -8.84%
            2012                           0.00%      0.40%      12.56      16.41   1,482,319      22,635,738       6.96%
            2011                           0.00%      0.40%      11.72      15.29   1,228,115      17,218,465      11.30%
            2010                           0.00%      0.40%      12.64      13.70     993,607      12,622,678       4.68%
            2009                           0.00%      0.40%      12.02      13.05     857,478      10,715,720       9.80%
AMERICAN CENTURY VP INTERNATIONAL CLASS I
            2013                           0.00%      0.70%      14.46      23.07     170,045       2,947,413      21.55%
            2012                           0.00%      0.70%      11.84      18.93     171,520       2,446,908      20.32%
            2011                           0.00%      0.70%       9.79      15.68     233,029       2,548,934     -12.39%
            2010                           0.00%      0.40%      12.49      17.90     188,628       2,445,152      12.84%
            2009                           0.00%      0.70%      11.07      15.86     402,613       4,661,857      32.83%
AMERICAN FUNDS BOND CLASS 2
            2013               8/13/13     0.00%      0.00%       9.72       9.72       2,447          23,789       0.59%
            2012                           0.00%      0.00%         --         --          --              --       0.00%
            2011                           0.20%      0.20%         --         --         219           2,424       0.00%
            2010                           0.40%      0.70%      16.12      16.63         164           2,717       5.70%
            2009                           0.40%      0.70%      15.25      15.69         179           2,805      11.82%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013                           0.00%      0.70%      15.69      25.67     703,590      15,636,325      28.28%
            2012                           0.00%      0.70%      12.17      19.89     624,493      10,888,407      21.71%
            2011                           0.00%      0.70%       9.95      16.25     590,366       8,774,372      -9.52%
            2010                           0.00%      0.70%      14.38      17.85     634,578      10,442,333      10.97%
            2009                           0.00%      0.70%      12.86      15.99     691,576      10,272,642      41.31%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013                           0.00%      0.70%      14.04      35.77     596,422      11,612,312      27.38%
            2012                           0.00%      0.70%      10.97      28.00     543,147       8,323,274      17.35%
            2011                           0.00%      0.70%       9.30      23.79     547,316       7,385,546     -19.71%
            2010                           0.00%      0.70%      14.93      29.54     557,157       9,478,304      21.56%
            2009                           0.00%      0.70%      12.19      24.23     504,295       7,132,381      60.17%
AMERICAN FUNDS GROWTH CLASS 2
            2013                           0.00%      0.70%      16.31      23.68   2,118,978      41,297,821      29.19%
            2012                           0.00%      0.70%      12.58      18.22   2,850,093      42,424,004      17.07%
            2011                           0.00%      0.70%      10.74      15.47   3,143,231      40,378,819      -4.95%
            2010                           0.00%      0.70%      12.19      16.22   3,930,730      52,738,789      17.85%
            2009                           0.00%      0.70%      10.27      13.72   3,928,782      45,556,997      38.44%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF INTERNATIONAL VALUE CLASS A
            2013     23.00%      6.25%
            2012     14.53%      1.75%
            2011    -19.25%      2.01%
            2010      4.59%      2.78%
            2009     34.68%      1.73%
ABVPSF LARGE CAP GROWTH CLASS A
            2013     37.21%      0.08%
            2012     16.26%      0.31%
            2011     -3.14%      0.32%
            2010      9.99%      0.63%
            2009     37.38%      0.16%
ABVPSF SMALL/MID CAP VALUE CLASS A
            2013     38.06%      0.59%
            2012     18.75%      0.57%
            2011     -8.39%      0.53%
            2010     26.91%      0.42%
            2009     42.86%      0.95%
AMERICAN CENTURY VP INCOME & GROWTH CLASS I
            2013     35.82%      2.23%
            2012     14.74%      1.86%
            2011      3.11%      1.61%
            2010     14.15%      1.55%
            2009     18.10%      5.01%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
            2013     -8.48%      1.65%
            2012      7.39%      2.53%
            2011     11.74%      4.00%
            2010      5.10%      1.63%
            2009     10.24%      1.93%
AMERICAN CENTURY VP INTERNATIONAL CLASS I
            2013     22.41%      1.67%
            2012     21.16%      0.94%
            2011    -12.04%      1.31%
            2010     13.29%      2.51%
            2009     33.76%      1.95%
AMERICAN FUNDS BOND CLASS 2
            2013      0.59%      0.93%
            2012      0.00%      0.46%
            2011      0.00%      2.91%
            2010      5.98%      2.96%
            2009     12.14%      3.09%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013     29.18%      1.28%
            2012     22.56%      0.98%
            2011     -8.89%      1.27%
            2010     11.75%      1.45%
            2009     42.30%      1.32%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013     28.28%      0.85%
            2012     18.18%      1.31%
            2011    -19.14%      1.26%
            2010     22.41%      1.72%
            2009     61.30%      0.32%
AMERICAN FUNDS GROWTH CLASS 2
            2013     30.10%      0.88%
            2012     17.89%      0.79%
            2011     -4.28%      0.58%
            2010     18.68%      0.73%
            2009     39.41%      0.68%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                       MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT        FEE        FEE        UNIT      UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)             RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013                          0.00%      0.70%     $16.30     $21.56     720,692   $  13,231,173      32.57%     33.50%
            2012                          0.00%      0.70%      12.23      17.49     719,482       9,988,797      16.66%     17.48%
            2011                          0.00%      0.70%      10.44      14.94     622,907       7,944,385      -2.52%     -1.83%
            2010                          0.00%      0.70%      11.28      15.28     807,149      10,803,734      10.65%     11.43%
            2009                          0.00%      0.70%      10.13      13.77   1,022,864      12,765,294      30.33%     31.24%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013                          0.00%      0.70%      13.45      24.57     557,646      10,284,909       5.86%      6.60%
            2012                          0.00%      0.70%      12.64      23.14     572,156       9,816,835      12.91%     13.70%
            2011                          0.00%      0.70%      11.14      20.44     494,342       7,633,914       1.21%      1.92%
            2010                          0.00%      0.70%      13.74      20.13     473,505       7,202,105      14.27%     15.07%
            2009                          0.00%      0.70%      11.94      17.57     531,861       7,211,174      37.98%     38.94%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013                          0.00%      0.70%      13.20      26.36   4,003,237      74,851,645      20.79%     21.63%
            2012                          0.00%      0.70%      10.88      21.76   3,858,173      59,619,065      17.08%     17.91%
            2011                          0.00%      0.70%       9.24      18.53   3,533,956      48,177,959     -14.56%    -13.96%
            2010                          0.00%      0.70%      13.81      21.62   2,742,999      44,770,341       6.49%      7.23%
            2009                          0.00%      0.70%      12.88      20.24   2,147,527      33,814,024      42.07%     43.07%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013                          0.00%      0.70%      11.02      14.48     797,636      10,964,171      -3.77%     -3.08%
            2012                          0.00%      0.70%      11.40      18.61   1,015,321      14,356,034       1.19%      1.90%
            2011                          0.00%      0.70%      11.21      18.34   1,411,039      18,515,196       6.82%      7.58%
            2010                          0.00%      0.70%      12.91      17.11   1,273,429      15,999,592       5.01%      5.75%
            2009                          0.00%      0.70%      12.21      16.25   1,011,492      13,023,384       1.79%      2.50%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
            2013                          0.00%      0.40%      12.80      15.74     221,574       3,485,013      14.30%     14.76%
            2012                          0.00%      0.40%      13.52      13.72     183,613       2,506,120       9.84%     10.28%
            2011                          0.00%      0.70%      12.21      12.44     239,418       2,967,872      -4.17%     -3.49%
            2010                          0.00%      0.70%      12.80      12.89     112,339       1,447,377       9.62%     10.05%
            2009               6/8/09     0.00%      0.40%      11.68      11.71     136,470       1,595,380       6.44%     13.76%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
            2013                          0.00%      0.70%      11.74      18.69   2,687,687      45,770,751      -1.95%     -1.26%
            2012                          0.00%      0.70%      11.91      18.95   2,415,687      41,180,237       6.45%      7.19%
            2011                          0.00%      0.70%      11.13      17.69   1,979,341      31,669,406       5.65%      6.39%
            2010                          0.00%      0.70%      15.06      16.65   1,804,385      27,470,902       7.30%      8.06%
            2009                          0.00%      0.70%      13.94      15.42   1,523,818      21,607,556      26.07%     26.96%
DELAWARE VIP EMERGING MARKETS STANDARD CLASS
            2013                          0.00%      0.40%      11.78      32.25   1,834,671      37,791,896       9.70%     10.14%
            2012                          0.00%      0.40%      10.72      29.31   1,524,025      29,148,755      13.98%     14.44%
            2011                          0.00%      0.70%       9.38      25.64   1,242,400      21,128,096     -20.34%    -19.78%
            2010                          0.00%      0.70%      19.01      31.99   1,137,342      24,997,004      18.02%     18.49%
            2009                          0.00%      0.70%      16.04      27.03     961,520      18,662,535      77.40%     78.12%
DELAWARE VIP HIGH YIELD STANDARD CLASS
            2013                          0.00%      0.70%      14.39      24.57   1,360,356      25,509,675       8.45%      9.22%
            2012                          0.00%      0.70%      13.21      22.52   1,376,976      23,607,181      17.00%     17.82%
            2011                          0.00%      0.70%      11.23      19.14   1,162,557      16,229,395       1.67%      2.38%
            2010                          0.00%      0.70%      15.08      18.74   1,153,541      15,825,259      14.51%     15.32%
            2009                          0.00%      0.70%      13.08      16.32     672,287      10,237,638      47.93%     48.97%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
            2012                          0.00%      0.00%         --         --          --              --       0.00%      0.00%
            2011                          0.20%      0.20%         --         --         264           2,446       0.00%      0.00%
            2010                          0.40%      0.40%      18.09      18.09         173           3,132      10.51%     10.51%
            2009                          0.40%      0.40%      16.37      16.37         188           3,076      34.19%     34.19%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
            2013                          0.00%      0.40%      13.13      13.46     668,043       8,981,544      -1.46%     -1.06%
            2012                          0.00%      0.40%      13.33      13.60     926,248      12,564,557       2.36%      2.77%
            2011                          0.00%      0.40%      13.02      13.24     607,469       8,023,315       2.50%      2.91%
            2010                          0.00%      0.40%      12.70      12.86     362,785       4,655,597       4.02%      4.44%
            2009                          0.00%      0.40%      12.21      12.32     100,848       1,237,425      12.34%     12.79%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013      1.39%
            2012      1.70%
            2011      1.42%
            2010      1.36%
            2009      1.65%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013      6.18%
            2012      7.49%
            2011      7.90%
            2010      6.15%
            2009      6.08%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013      1.43%
            2012      1.62%
            2011      1.73%
            2010      2.18%
            2009      1.49%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013      0.66%
            2012      0.88%
            2011      1.95%
            2010      1.83%
            2009      2.01%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
            2013      1.38%
            2012      1.11%
            2011      3.35%
            2010      1.25%
            2009      2.20%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
            2013      2.40%
            2012      2.98%
            2011      4.12%
            2010      4.60%
            2009      5.37%
DELAWARE VIP EMERGING MARKETS STANDARD CLASS
            2013      1.69%
            2012      0.95%
            2011      1.87%
            2010      0.72%
            2009      1.16%
DELAWARE VIP HIGH YIELD STANDARD CLASS
            2013      7.46%
            2012      8.38%
            2011      8.29%
            2010      6.98%
            2009      7.17%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
            2012      2.51%
            2011      1.24%
            2010      3.74%
            2009      7.77%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
            2013      1.56%
            2012      1.69%
            2011      1.87%
            2010      2.24%
            2009      3.61%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP REIT STANDARD CLASS
            2013                           0.00%      0.70%     $15.23     $42.21   1,083,689   $  19,278,055       1.43%
            2012                           0.00%      0.70%      14.94      41.49   1,154,059      20,067,406      16.13%
            2011                           0.00%      0.70%      12.80      35.62     834,774      13,323,585      10.18%
            2010                           0.00%      0.70%      11.64      32.23     880,179      13,061,425      26.10%
            2009                           0.00%      0.70%       9.16      25.48     891,397      10,935,440      22.45%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
            2013                           0.00%      0.70%      17.93      45.51   1,846,233      41,436,247      32.58%
            2012                           0.00%      0.70%      13.46      34.22   1,781,971      30,655,345      13.11%
            2011                           0.00%      0.70%      11.84      30.17   1,542,443      23,646,619      -2.02%
            2010                           0.00%      0.70%      13.52      30.70   1,329,795      21,960,314      31.35%
            2009                           0.00%      0.70%      10.22      23.30   1,183,479      15,404,745      30.91%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
            2013                           0.00%      0.40%      21.53      29.66     670,642      16,699,267      40.76%
            2012                           0.00%      0.40%      15.29      21.07     512,295       9,133,887      10.58%
            2011                           0.00%      0.40%      13.82      19.06     393,772       6,239,885       7.70%
            2010              10/8/10      0.00%      0.70%      12.82      17.69     171,626       2,570,616      13.59%
DELAWARE VIP TREND STANDARD CLASS
            2009                           0.00%      0.70%      10.33      12.96     212,489       2,437,938      53.65%
DELAWARE VIP U.S. GROWTH STANDARD CLASS
            2013                           0.00%      0.40%      16.48      22.93     325,373       6,240,422      34.22%
            2012                           0.00%      0.40%      13.99      17.03     303,049       4,328,668      16.00%
            2011                           0.00%      0.20%      12.03      14.67      73,138         895,199       7.41%
            2010                           0.00%      0.40%      11.18      13.64      50,355         581,635      13.60%
            2009                           0.00%      0.40%       9.82      12.00      39,314         399,422      42.77%
DELAWARE VIP VALUE STANDARD CLASS
            2013                           0.00%      0.40%      16.37      24.35   2,519,451      48,789,110      33.16%
            2012                           0.00%      0.40%      13.89      18.23   2,333,730      33,901,749      14.27%
            2011                           0.00%      0.40%      12.11      15.90   1,335,255      16,825,463       9.10%
            2010                           0.00%      0.40%      11.05      14.53   1,308,475      14,962,985      15.16%
            2009                           0.00%      0.70%       9.56      12.60   1,077,238      10,696,696      17.14%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
            2013                           0.00%      0.00%      14.06      14.06     103,312       1,452,251       0.93%
            2012                           0.00%      0.00%      13.93      13.93      44,244         616,188       9.72%
            2011                           0.00%      0.00%      12.69      12.69      20,050         254,495      -2.87%
            2010                           0.00%      0.00%      13.07      13.07      51,666         675,151      12.46%
            2009               5/29/09     0.00%      0.00%      11.62      11.62      30,983         360,004      12.27%
DWS EQUITY 500 INDEX VIP CLASS A
            2013                           0.00%      0.40%      16.14      21.52  11,391,385     188,980,363      31.40%
            2012                           0.00%      0.40%      12.28      17.33   9,035,001     148,722,696      15.24%
            2011                           0.00%      0.40%      10.66      15.03   9,792,893     139,291,296       1.43%
            2010                           0.00%      0.70%      10.51      14.81  10,795,660     149,382,865      13.90%
            2009                           0.00%      0.70%       9.20      12.96  11,475,664     138,899,215      25.44%
DWS SMALL CAP INDEX VIP CLASS A
            2013                           0.00%      0.70%      17.68      29.16   7,009,927     121,373,895      37.67%
            2012                           0.00%      0.70%      12.78      21.43   4,656,437      97,138,873      15.44%
            2011                           0.00%      0.70%      11.02      18.50   4,811,099      84,558,349      -5.08%
            2010                           0.00%      0.70%      12.30      19.42   5,171,405      96,007,107      25.51%
            2009                           0.00%      0.70%       9.73      15.42   5,302,316      79,710,356      25.69%
FIDELITY VIP ASSET MANAGER SERVICE CLASS
            2013                           0.00%      0.40%      13.77      18.70     187,652       3,262,723      15.07%
            2012                           0.00%      0.40%      11.95      16.20     251,661       3,837,313      11.98%
            2011                           0.00%      0.40%      10.65      14.43     242,758       3,245,862      -3.08%
            2010                           0.00%      0.40%      13.27      14.84     211,759       2,978,267      13.69%
            2009                           0.00%      0.40%      11.63      13.02     192,578       2,430,690      28.43%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP REIT STANDARD CLASS
            2013      2.14%      1.52%
            2012     16.94%      1.40%
            2011     10.96%      1.40%
            2010     26.99%      2.75%
            2009     23.31%      4.53%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
            2013     33.51%      0.72%
            2012     13.90%      0.57%
            2011     -1.33%      0.51%
            2010     32.27%      0.62%
            2009     31.83%      1.08%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
            2013     41.32%      0.02%
            2012     11.02%      0.20%
            2011      8.13%      1.09%
            2010     13.77%      0.00%
DELAWARE VIP TREND STANDARD CLASS
            2009     54.73%      0.00%
DELAWARE VIP U.S. GROWTH STANDARD CLASS
            2013     34.75%      0.31%
            2012     16.23%      0.00%
            2011      7.63%      0.25%
            2010     13.90%      0.07%
            2009     43.30%      0.28%
DELAWARE VIP VALUE STANDARD CLASS
            2013     33.69%      1.71%
            2012     14.73%      2.13%
            2011      9.54%      1.81%
            2010     15.63%      2.32%
            2009     17.96%      3.18%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
            2013      0.93%      1.84%
            2012      9.72%      3.43%
            2011     -2.87%      1.46%
            2010     12.46%      0.97%
            2009     12.27%      0.00%
DWS EQUITY 500 INDEX VIP CLASS A
            2013     31.93%      1.76%
            2012     15.70%      1.73%
            2011      1.83%      1.58%
            2010     14.70%      1.86%
            2009     26.32%      2.94%
DWS SMALL CAP INDEX VIP CLASS A
            2013     38.64%      1.64%
            2012     16.25%      0.90%
            2011     -4.41%      0.83%
            2010     26.39%      0.88%
            2009     26.57%      1.88%
FIDELITY VIP ASSET MANAGER SERVICE CLASS
            2013     15.53%      1.38%
            2012     12.43%      1.34%
            2011     -2.69%      2.05%
            2010     14.14%      1.45%
            2009     28.94%      2.09%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND SERVICE CLASS
            2013                           0.00%      0.70%     $16.28     $26.25   2,947,443   $  58,356,299      30.23%
            2012                           0.00%      0.70%      12.46      20.09   2,816,325      43,054,991      15.50%
            2011                           0.00%      0.70%      10.75      17.34   2,869,074      38,366,042      -3.32%
            2010                           0.00%      0.70%      12.59      17.89   2,404,652      34,266,020      16.29%
            2009                           0.00%      0.70%      10.75      15.33   2,450,468      31,264,706      34.72%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS
            2013                           0.10%      0.40%      15.92      20.59     468,450       9,575,499      27.50%
            2012                           0.10%      0.40%      16.02      16.10     612,995       9,822,186      16.72%
            2011                           0.10%      0.40%      13.73      13.76     657,260       9,031,948       0.46%
            2010                           0.10%      0.40%      13.65      13.70     670,881       9,166,651      14.63%
            2009                           0.10%      0.40%      10.52      11.95     696,614       7,907,080      29.51%
FIDELITY VIP FREEDOM 2020 SERVICE CLASS
            2013               6/6/13      0.00%      0.40%      10.79      10.82     116,744       1,262,464       8.42%
FIDELITY VIP FREEDOM 2030 SERVICE CLASS
            2013               6/6/13      0.00%      0.40%      11.12      11.15     152,059       1,692,635      11.53%
FIDELITY VIP FREEDOM 2040 SERVICE CLASS
            2013               6/6/13      0.00%      0.00%      11.35      11.35      11,241         127,541      13.88%
FIDELITY VIP FREEDOM 2050 SERVICE CLASS
            2013               6/6/13      0.00%      0.40%      11.37      11.40      38,852         441,832       6.03%
FIDELITY VIP FREEDOM INCOME SERVICE CLASS
            2013               6/6/13      0.00%      0.40%      10.22      10.24      51,740         529,063       2.86%
FIDELITY VIP GROWTH SERVICE CLASS
            2013                           0.00%      0.40%      14.48      20.80     628,807      11,336,882      35.66%
            2012                           0.00%      0.40%      10.67      15.34     629,014       8,200,027      14.09%
            2011                           0.00%      0.70%       9.35      13.44     643,569       7,411,606      -0.56%
            2010                           0.00%      0.70%       9.38      13.48     616,177       7,088,620      23.19%
            2009                           0.00%      0.70%       7.59      10.91   1,259,182      10,291,431      27.23%
FIDELITY VIP HIGH INCOME SERVICE CLASS
            2012                           0.00%      0.00%         --         --          --              --       0.00%
            2011                           0.20%      0.20%         --         --         397           4,509       0.00%
            2010                           0.40%      0.70%      14.08      14.54         342           4,959      12.99%
            2009                           0.40%      0.70%      12.46      12.83         370           4,739      42.77%
FIDELITY VIP INVESTMENT GRADE BOND SERVICE CLASS
            2013              12/12/13     0.00%      0.00%       9.74       9.74      48,377         470,994      -0.19%
FIDELITY VIP MID CAP SERVICE CLASS
            2013                           0.00%      0.70%      16.73      23.95   1,512,491      32,939,809      35.11%
            2012                           0.00%      0.70%      12.32      17.62   1,422,886      23,085,183      13.95%
            2011                           0.00%      0.70%      13.25      15.37   1,548,293      22,059,478     -11.34%
            2010                           0.00%      0.70%      14.84      17.24   1,460,689      23,662,772      27.81%
            2009                           0.00%      0.70%      11.53      13.41   1,408,060      17,831,389      39.04%
FIDELITY VIP OVERSEAS SERVICE CLASS
            2013                           0.00%      0.70%      14.41      22.87     476,259       7,884,090      29.47%
            2012                           0.00%      0.70%      11.07      17.61     555,605       7,084,326      19.70%
            2011                           0.00%      0.70%       9.20      14.67     555,870       6,051,005     -17.81%
            2010                           0.00%      0.70%      11.97      17.79     519,986       6,956,111      12.20%
            2009                           0.00%      0.70%      10.63      15.81     426,414       5,104,113      25.56%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 1
            2013                           0.00%      0.70%      16.04      16.92     745,628      12,569,825      13.39%
            2012                           0.00%      0.70%      14.15      14.81     703,884      10,392,148      12.12%
            2011                           0.00%      0.70%      12.62      13.12     549,262       7,179,261       2.00%
            2010                           0.00%      0.70%      12.37      12.77     303,791       3,857,969      12.08%
            2009                           0.00%      0.70%      11.04      11.32     207,082       2,330,106      34.94%
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES CLASS 1
            2013               6/17/13     0.00%      0.00%      11.52      11.52       8,168          94,090      12.69%
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
            2013               5/24/13     0.00%      0.00%      12.34      12.34       3,223          39,782      20.80%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND SERVICE CLASS
            2013     31.14%      1.03%
            2012     16.31%      1.27%
            2011     -2.64%      0.95%
            2010     17.11%      1.11%
            2009     35.66%      1.16%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS
            2013     27.88%      2.17%
            2012     17.07%      3.03%
            2011      0.76%      2.44%
            2010     14.97%      1.84%
            2009     29.90%      1.95%
FIDELITY VIP FREEDOM 2020 SERVICE CLASS
            2013      8.93%      1.57%
FIDELITY VIP FREEDOM 2030 SERVICE CLASS
            2013     12.16%      2.01%
FIDELITY VIP FREEDOM 2040 SERVICE CLASS
            2013     13.88%      2.28%
FIDELITY VIP FREEDOM 2050 SERVICE CLASS
            2013     14.42%      2.65%
FIDELITY VIP FREEDOM INCOME SERVICE CLASS
            2013      3.19%      1.21%
FIDELITY VIP GROWTH SERVICE CLASS
            2013     36.20%      0.21%
            2012     14.54%      0.51%
            2011      0.14%      0.27%
            2010     24.06%      0.11%
            2009     28.15%      0.26%
FIDELITY VIP HIGH INCOME SERVICE CLASS
            2012      0.00%      0.06%
            2011      0.00%      6.60%
            2010     13.34%      7.62%
            2009     43.19%      7.88%
FIDELITY VIP INVESTMENT GRADE BOND SERVICE CLASS
            2013     -0.19%      2.35%
FIDELITY VIP MID CAP SERVICE CLASS
            2013     36.06%      0.45%
            2012     14.75%      0.50%
            2011    -10.72%      0.16%
            2010     28.70%      0.28%
            2009     40.01%      0.54%
FIDELITY VIP OVERSEAS SERVICE CLASS
            2013     30.38%      1.30%
            2012     20.54%      1.95%
            2011    -17.23%      1.35%
            2010     12.99%      1.44%
            2009     26.44%      1.61%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 1
            2013     14.18%      6.23%
            2012     12.91%      7.21%
            2011      2.71%      6.93%
            2010     12.87%      8.14%
            2009     35.88%      8.95%
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES CLASS 1
            2013     12.69%      0.00%
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
            2013     20.80%      0.53%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 1
            2013                           0.00%      0.70%     $15.72     $25.08     163,314   $   3,189,151      37.57%
            2012                           0.00%      0.70%      14.01      18.18     149,930       2,156,688      10.34%
            2011                           0.00%      0.70%      12.61      16.43     132,283       1,799,306      -5.26%
            2010                           0.00%      0.70%      13.21      17.29     122,575       1,761,415      27.05%
            2009                           0.00%      0.70%      10.33      13.57     110,826       1,350,442      42.94%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2013                           0.20%      0.35%      17.10      17.20      33,704         579,579      37.68%
            2012                           0.20%      0.35%      12.42      12.47      39,172         488,555      10.46%
            2011                           0.20%      0.35%      11.27      11.27      16,833         189,755      -5.02%
            2010                           0.20%      0.70%      11.06      11.41     155,190       1,835,791      26.73%
            2009                           0.40%      0.70%       8.72       8.98      44,862         401,331      42.57%
FTVIPT FRANKLIN U.S. GOVERNMENT CLASS 1
            2013                           0.00%      0.40%      12.79      13.13     364,321       4,782,683      -2.38%
            2012                           0.00%      0.40%      13.10      13.40     597,935       8,007,318       1.71%
            2011                           0.00%      0.40%      12.88      13.12     419,213       5,497,270       5.53%
            2010                           0.00%      0.40%      12.20      12.38     213,272       2,638,910       5.13%
            2009                           0.00%      0.40%      11.61      11.73     162,900       1,904,687       2.93%
FTVIPT MUTUAL SHARES SECURITIES CLASS 1
            2013                           0.00%      0.40%      14.89      15.35     318,087       4,868,394      28.01%
            2012                           0.00%      0.40%      11.63      11.94     896,797      10,690,112      14.15%
            2011                           0.00%      0.40%      10.19      10.42     948,713       9,867,957      -1.19%
            2010                           0.00%      0.40%      10.31      10.50     832,441       8,729,446      11.03%
            2009                           0.00%      0.40%       9.29       9.42     733,901       6,907,786      25.84%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2
            2013                           0.20%      0.20%      13.98      13.98      38,895         543,741      22.72%
            2012                           0.20%      0.20%      11.39      11.39      36,611         417,042      18.00%
            2011                           0.20%      0.40%       9.65      13.78      18,182         177,153     -10.99%
            2010                           0.20%      0.40%      15.48      15.48     143,954       1,803,325       7.97%
            2009                           0.40%      0.40%      14.34      14.34      89,656       1,285,307      36.50%
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION CLASS 2
            2009                           0.40%      0.40%      17.71      17.71       7,030         124,498      21.32%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 1
            2013                           0.00%      0.40%      12.54      21.32     515,839       9,347,297       1.48%
            2012                           0.00%      0.40%      20.28      20.92     468,299       8,652,297      14.85%
            2011                           0.00%      0.40%      17.66      18.14     397,512       7,142,999      -1.01%
            2010                           0.00%      0.40%      17.84      18.25     428,553       7,753,533      14.25%
            2009                           0.00%      0.40%      15.61      15.91     378,538       5,971,620      18.51%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 1
            2013                           0.00%      0.70%      15.54      21.66     101,201       1,937,485      30.13%
            2012                           0.00%      0.70%      11.86      16.59     136,756       1,911,987      20.55%
            2011                           0.00%      0.70%       9.77      13.72     143,495       1,648,441      -7.45%
            2010                           0.00%      0.70%      10.48      14.78     141,697       1,763,070       6.99%
            2009                           0.00%      0.70%       9.73      13.77     143,306       1,733,719      30.42%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2013                           0.20%      0.20%      15.51      15.51       2,626          40,736      30.56%
            2012                           0.20%      0.20%      11.88      11.88       2,702          32,097      20.83%
            2011                           0.20%      0.20%       9.83       9.83         697           6,850      -7.16%
            2010                           0.20%      0.40%      15.87      15.87       4,760          51,989       6.96%
            2009                           0.40%      0.40%      14.84      14.84       1,456          21,616      30.58%
GOLDMAN SACHS VIT MID CAP VALUE SERVICE CLASS
            2013                           0.00%      0.00%      16.60      16.60     163,648       2,715,907      32.56%
            2012                           0.00%      0.00%      12.52      12.52     110,107       1,378,548      18.19%
            2011              11/11/11     0.00%      0.00%      10.59      10.59       4,558          48,289      -2.52%
INVESCO V.I. GROWTH AND INCOME SERIES I
            2013                           0.00%      0.00%      16.33      16.33      29,223         477,086      34.08%
            2012                           0.00%      0.00%      12.18      12.18      15,078         183,593      14.63%
            2011              11/11/11     0.00%      0.00%      10.62      10.62       3,680          39,092       1.08%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 1
            2013     38.50%      0.00%
            2012     11.12%      0.00%
            2011     -4.59%      0.00%
            2010     27.94%      0.00%
            2009     43.95%      0.00%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2013     37.88%      0.00%
            2012     10.63%      0.00%
            2011     -5.02%      0.00%
            2010     27.11%      0.00%
            2009     43.00%      0.00%
FTVIPT FRANKLIN U.S. GOVERNMENT CLASS 1
            2013     -1.99%      3.52%
            2012      2.12%      2.62%
            2011      5.96%      3.58%
            2010      5.56%      3.14%
            2009      3.34%      4.54%
FTVIPT MUTUAL SHARES SECURITIES CLASS 1
            2013     28.53%      2.04%
            2012     14.61%      2.32%
            2011     -0.79%      2.76%
            2010     11.47%      1.87%
            2009     26.35%      2.42%
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2
            2013     22.72%      2.41%
            2012     18.00%      1.99%
            2011    -10.81%      2.64%
            2010      7.97%      1.86%
            2009     36.50%      3.67%
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION CLASS 2
            2009     21.32%     12.74%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 1
            2013      1.89%      4.96%
            2012     15.31%      6.27%
            2011     -0.61%      5.46%
            2010     14.71%      1.49%
            2009     18.98%     14.49%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 1
            2013     31.05%      2.75%
            2012     21.40%      2.29%
            2011     -6.80%      1.57%
            2010      7.74%      1.80%
            2009     31.33%      3.67%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2013     30.56%      2.69%
            2012     20.83%      0.89%
            2011     -7.16%      2.27%
            2010      6.96%      1.26%
            2009     30.58%      4.89%
GOLDMAN SACHS VIT MID CAP VALUE SERVICE CLASS
            2013     32.56%      0.67%
            2012     18.19%      1.58%
            2011     -2.52%      0.62%
INVESCO V.I. GROWTH AND INCOME SERIES I
            2013     34.08%      1.61%
            2012     14.63%      2.14%
            2011      1.08%      0.00%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BALANCED INSTITUTIONAL CLASS
            2013                           0.20%      0.35%     $14.34     $14.42     189,513   $   2,732,215      19.73%
            2012                           0.20%      0.35%      11.97      12.02     207,663       2,496,685      13.22%
            2011                           0.20%      0.40%      10.60      17.43     124,994       1,327,443       1.23%
            2010                           0.20%      0.70%      17.22      17.86      54,836         584,043       7.63%
            2009                           0.40%      0.70%      15.95      16.59     138,920       2,215,861      25.01%
JANUS ASPEN BALANCED SERVICE CLASS
            2013                           0.10%      0.70%      13.99      23.37     159,200       3,523,357      18.97%
            2012                           0.10%      0.70%      18.43      19.53     183,371       3,423,502      12.58%
            2011                           0.10%      0.70%      16.37      17.24     192,377       3,274,014       0.65%
            2010                           0.10%      0.70%      16.27      17.03     192,661       3,242,644       7.37%
            2009                           0.10%      0.70%      15.15      15.76     235,933       3,689,775      24.71%
JANUS ASPEN ENTERPRISE INSTITUTIONAL CLASS
            2013                           0.20%      0.35%      17.84      17.96     266,291       4,781,979      31.79%
            2012                           0.20%      0.35%      13.54      13.59     293,132       3,984,453      16.88%
            2011                           0.20%      0.40%      10.04      11.61     265,728       3,083,712      -1.81%
            2010                           0.20%      0.70%      10.22      13.20     444,205       5,207,081      24.98%
            2009                           0.40%      0.70%       8.15      10.56     398,187       3,248,288      43.83%
JANUS ASPEN ENTERPRISE SERVICE CLASS
            2013                           0.10%      0.40%      16.01      31.21     128,487       3,708,693      31.51%
            2012                           0.10%      0.40%      21.35      23.73     140,399       3,052,238      16.52%
            2011                           0.10%      0.40%      18.32      20.37     146,809       2,745,187      -2.04%
            2010                           0.10%      0.40%      18.70      20.79     152,690       2,914,963      25.02%
            2009                           0.10%      0.40%      14.96      16.63     152,027       2,323,524      43.87%
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL CLASS
            2013                           0.20%      0.20%      12.12      12.12   5,415,284      65,610,507      -0.34%
            2012                           0.20%      0.20%      12.16      12.16   5,527,861      67,199,759       8.12%
            2011                           0.20%      0.20%      11.24      11.24   5,458,757      61,374,988       6.53%
            2010                           0.20%      0.40%      19.93      19.93   5,435,348      57,780,210       7.54%
            2009                           0.40%      0.40%      18.53      18.53     142,679       2,643,866      12.77%
JANUS ASPEN FLEXIBLE BOND SERVICE CLASS
            2013                           0.00%      0.70%      10.85      19.14     854,792      14,059,027      -1.02%
            2012                           0.00%      0.70%      16.38      19.28     891,196      14,778,368       7.34%
            2011                           0.00%      0.70%      15.24      17.91     530,640       8,377,751       5.65%
            2010                           0.00%      0.70%      14.32      16.90     618,372       9,276,558       6.98%
            2009                           0.00%      0.70%      13.29      15.75     505,466       7,120,632      12.19%
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
            2013                           0.20%      0.35%      14.42      14.51      37,976         550,839      27.98%
            2012                           0.20%      0.35%      11.27      11.32      49,943         565,231      19.66%
            2011                           0.20%      0.40%       8.32       9.44      28,450         267,816     -14.08%
            2010                           0.20%      0.70%       9.69      10.77     130,208       1,423,786      15.03%
            2009                           0.40%      0.70%       8.40       9.37      89,072         757,198      36.74%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
            2013                           0.20%      0.20%      15.66      15.66      30,142         472,039      27.82%
            2012                           0.20%      0.40%      13.95      13.95      32,188         394,422      19.38%
            2011                           0.40%      0.40%      10.12      11.69      31,145         315,243     -14.33%
            2010                           0.40%      0.40%      11.81      13.64      36,628         432,807      15.00%
            2009                           0.40%      0.40%      10.27      11.86      36,078         370,556      36.86%
JANUS ASPEN GLOBAL TECHNOLOGY SERVICE CLASS
            2013                           0.20%      0.20%      17.10      17.10      15,736         269,120      35.12%
            2012                           0.20%      0.20%      12.66      12.66      17,678         223,756      18.91%
            2011                           0.20%      0.20%      10.64      10.64       4,286          45,619      -8.84%
            2010               3/29/10     0.20%      0.20%      11.68      11.68       6,322          73,824      16.77%
            2009                           0.40%      0.40%       5.28       5.28      34,504         182,012      56.27%
LVIP BARON GROWTH OPPORTUNITIES STANDARD CLASS
            2013                           0.00%      0.40%      21.68      24.82     293,697       6,378,022      39.85%
            2012                           0.00%      0.40%      15.44      17.75     196,551       3,042,571      18.06%
            2011                           0.00%      0.40%      13.02      15.03     148,369       1,939,564       3.88%
            2010                           0.00%      0.40%      12.49      14.47     110,607       1,407,916      26.19%
            2009                           0.00%      0.40%       9.86      11.47     102,266       1,029,670      38.12%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BALANCED INSTITUTIONAL CLASS
            2013     19.91%      1.54%
            2012     13.39%      3.11%
            2011      1.44%      2.46%
            2010      7.95%      2.19%
            2009     25.38%      2.71%
JANUS ASPEN BALANCED SERVICE CLASS
            2013     19.68%      1.31%
            2012     13.26%      2.60%
            2011      1.25%      2.19%
            2010      8.01%      2.70%
            2009     25.46%      2.61%
JANUS ASPEN ENTERPRISE INSTITUTIONAL CLASS
            2013     32.11%      0.50%
            2012     17.06%      0.00%
            2011     -1.62%      0.00%
            2010     25.35%      0.07%
            2009     44.25%      0.00%
JANUS ASPEN ENTERPRISE SERVICE CLASS
            2013     31.91%      0.34%
            2012     16.87%      0.00%
            2011     -1.75%      0.00%
            2010     25.39%      0.00%
            2009     44.30%      0.00%
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL CLASS
            2013     -0.34%      2.43%
            2012      8.12%      3.49%
            2011      6.53%      3.84%
            2010      7.54%      5.36%
            2009     12.77%      4.32%
JANUS ASPEN FLEXIBLE BOND SERVICE CLASS
            2013     -0.32%      2.08%
            2012      8.09%      2.86%
            2011      6.39%      3.22%
            2010      7.73%      3.50%
            2009     12.98%      4.38%
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
            2013     28.17%      1.19%
            2012     19.84%      1.17%
            2011    -13.91%      0.41%
            2010     15.37%      0.64%
            2009     37.15%      1.38%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
            2013     27.82%      1.10%
            2012     19.38%      0.80%
            2011    -14.33%      0.45%
            2010     15.06%      0.49%
            2009     36.86%      1.15%
JANUS ASPEN GLOBAL TECHNOLOGY SERVICE CLASS
            2013     35.12%      0.00%
            2012     18.91%      0.00%
            2011     -8.84%      0.00%
            2010     16.77%      0.00%
            2009     56.27%      0.00%
LVIP BARON GROWTH OPPORTUNITIES STANDARD CLASS
            2013     40.41%      0.49%
            2012     18.54%      1.49%
            2011      4.29%      0.00%
            2010     26.70%      0.00%
            2009     38.67%      0.00%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2013                           0.00%      0.70%     $20.13     $30.63   1,458,554   $  34,786,408      39.09%
            2012                           0.00%      0.70%      14.40      27.59   1,410,732      24,345,474      17.42%
            2011                           0.00%      0.70%      12.20      23.42   1,038,943      15,883,551       3.30%
            2010                           0.00%      0.70%      13.01      22.61   1,300,821      19,044,407      25.50%
            2009                           0.00%      0.70%      10.29      17.96   1,081,470      14,198,526      37.36%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
            2013                           0.00%      0.00%       9.78       9.78         693           6,779      -7.91%
            2012              10/31/12     0.00%      0.00%      10.62      10.62         389           4,134       6.62%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
            2013                           0.00%      0.40%      14.33      15.01     319,596       4,680,785      17.74%
            2012                           0.00%      0.40%      12.12      12.72     218,063       2,693,090      16.52%
            2011                           0.00%      0.40%      10.36      13.27     181,861       1,919,979      -2.96%
            2010                           0.00%      0.40%      10.64      13.67     308,830       3,462,414      17.46%
            2009                           0.00%      0.40%       9.02      11.64     191,072       2,040,807      22.81%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
            2013                           0.00%      0.00%      11.18      11.18     316,456       3,538,691      -8.37%
            2012                           0.00%      0.00%      12.20      12.20     403,404       4,923,290       6.51%
            2011                           0.00%      0.00%      11.46      11.46     314,882       3,608,115      12.14%
            2010               8/12/10     0.00%      0.00%      10.22      10.22      89,856         918,152       0.48%
LVIP CAPITAL GROWTH STANDARD CLASS
            2013                           0.00%      0.20%      14.75      14.95      17,875         265,804      35.73%
            2012                           0.00%      0.20%      10.87      10.99      13,490         148,152      18.82%
            2011                           0.00%      0.20%       9.23       9.23      12,088         111,523      -9.01%
            2010                           0.00%      0.00%      10.15      10.15       4,573          46,397      18.95%
            2009                           0.00%      0.20%       8.53       8.53       3,754          31,978      34.87%
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
            2013                           0.00%      0.40%       8.98      13.49     991,890       9,174,650       2.89%
            2012                           0.00%      0.40%       8.73       8.93     661,388       5,950,244      24.18%
            2011                           0.00%      0.40%       7.03       7.16     507,676       3,605,574      -9.04%
            2010                           0.00%      0.40%       7.73       7.84     563,229       4,391,323      17.51%
            2009                           0.00%      0.40%       6.57       6.64     268,335       1,779,678      37.27%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM STANDARD CLASS
            2013                           0.00%      0.40%      12.68      13.02      96,847       1,260,078      24.32%
            2012                           0.00%      0.40%      10.20      10.43     188,201       1,962,851       6.06%
            2011                           0.00%      0.40%       9.62       9.80     281,764       2,760,279      -7.96%
            2010                           0.00%      0.40%      10.45      10.60     298,296       3,162,576      26.74%
            2009                           0.00%      0.40%       8.25       8.33     186,109       1,550,716      47.83%
LVIP DELAWARE BOND STANDARD CLASS
            2013                           0.00%      0.70%      11.74      22.49  11,686,379     152,876,744      -2.99%
            2012                           0.00%      0.70%      12.04      23.11   8,816,149     142,117,324       5.86%
            2011                           0.00%      0.70%      11.32      21.76   7,543,495     115,860,738       6.89%
            2010                           0.00%      0.70%      13.88      20.30   7,514,103     107,305,405       7.73%
            2009                           0.00%      0.70%      12.79      18.79   7,872,581     111,857,744      18.07%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
            2013                           0.00%      0.40%      10.64      10.64     121,016       1,285,046       0.75%
            2012                           0.00%      0.00%      10.56      10.56      58,279         615,463       4.22%
            2011                           0.00%      0.00%      10.13      10.13      42,641         432,083      -0.24%
            2010              10/19/10     0.00%      0.00%      10.16      10.16       3,507          35,625       0.67%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
            2013                           0.00%      0.40%      14.40      20.55      38,397         699,523      19.76%
            2012                           0.00%      0.40%      12.00      17.11      40,917         622,773      12.84%
            2011                           0.00%      0.40%      10.62      15.11      71,344         874,026      -2.42%
            2010                           0.00%      0.40%      12.39      15.44      63,750         844,396      12.03%
            2009                           0.00%      0.40%      11.02      14.05      80,080       1,052,735      31.47%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2013     40.06%      0.44%
            2012     18.24%      1.19%
            2011      4.02%      0.00%
            2010     26.38%      0.00%
            2009     38.33%      0.00%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
            2013     -7.91%      1.56%
            2012      6.62%      1.39%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
            2013     18.21%      1.70%
            2012     16.98%      0.75%
            2011     -2.57%      0.52%
            2010     17.93%      1.20%
            2009     23.30%      1.01%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
            2013     -8.37%      0.59%
            2012      6.51%      0.00%
            2011     12.14%      2.91%
            2010      0.48%      1.13%
LVIP CAPITAL GROWTH STANDARD CLASS
            2013     36.00%      0.00%
            2012     19.06%      0.00%
            2011     -9.01%      0.00%
            2010     18.95%      0.04%
            2009     34.87%      0.49%
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
            2013      3.31%      0.00%
            2012     24.68%      0.00%
            2011     -8.67%      0.00%
            2010     17.98%      0.00%
            2009     37.83%      0.00%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM STANDARD CLASS
            2013     24.82%      0.00%
            2012      6.48%      0.00%
            2011     -7.59%      0.00%
            2010     27.25%      0.00%
            2009     48.42%      0.00%
LVIP DELAWARE BOND STANDARD CLASS
            2013     -2.31%      1.86%
            2012      6.61%      2.22%
            2011      7.64%      3.33%
            2010      8.49%      3.31%
            2009     18.90%      4.75%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
            2013      0.75%      0.85%
            2012      4.22%      1.56%
            2011     -0.24%      2.89%
            2010      0.67%      0.69%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
            2013     20.24%      1.59%
            2012     13.29%      1.19%
            2011     -2.03%      2.28%
            2010     12.48%      2.94%
            2009     31.99%      0.81%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
            2013                           0.00%      0.40%     $16.99     $17.82     581,856   $   9,945,153      32.73%
            2012                           0.00%      0.40%      12.75      13.40     587,067       7,535,137      14.86%
            2011                           0.00%      0.70%      11.06      11.65      29,871         339,105       0.49%
            2010                           0.00%      0.70%      10.93      11.53      29,364         332,301      12.15%
            2009                           0.00%      0.70%       9.67      10.23      32,276         323,851      23.81%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
            2013                           0.00%      0.40%      16.44      23.75     113,766       2,063,643      35.15%
            2012                           0.00%      0.40%      12.14      17.52     106,334       1,420,318      14.82%
            2011                           0.00%      0.40%      10.55      15.21      98,612       1,172,978       0.24%
            2010                           0.00%      0.40%      11.36      15.13     130,907       1,592,798      11.12%
            2009                           0.00%      0.40%      10.18      13.61      85,924         990,996      29.48%
LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
            2013                           0.00%      0.40%      14.17      14.55   1,451,948      21,091,436      33.25%
            2012                           0.00%      0.40%      10.64      10.88   1,027,906      11,153,372      14.48%
            2011                           0.00%      0.40%       9.29       9.47     613,847       5,792,692      -5.58%
            2010                           0.00%      0.40%       9.84       9.98     381,164       3,802,878      30.11%
            2009                           0.00%      0.40%       7.56       7.64     432,012       3,293,521      29.92%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
            2013                           0.00%      0.40%      10.90      10.90     138,909       1,512,778      15.12%
            2012                           0.00%      0.00%       9.47       9.47       1,633          15,463      18.77%
            2011               6/13/11     0.00%      0.00%       7.97       7.97       1,363          10,871     -14.73%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
            2013                           0.00%      0.40%      14.02      14.02     410,685       5,755,308      29.18%
            2012                           0.00%      0.00%      10.85      10.85       3,508          38,065      17.41%
            2011               6/13/11     0.00%      0.00%       9.24       9.24       1,341          12,394      -0.96%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
            2013                           0.00%      0.40%      10.62      10.62     162,631       1,725,323      -2.76%
            2012                           0.00%      0.00%      10.92      10.92      95,609       1,043,895       3.73%
            2011               8/19/11     0.00%      0.00%      10.53      10.53      28,178         296,598       0.91%
LVIP GLOBAL INCOME STANDARD CLASS
            2013                           0.00%      0.40%      12.52      12.52     433,358       5,419,008      -2.82%
            2012                           0.00%      0.00%      12.88      12.88     531,397       6,844,039       7.69%
            2011                           0.00%      0.00%      11.96      11.96     200,781       2,401,226       1.09%
            2010                           0.00%      0.00%      11.83      11.83      27,508         325,438       9.68%
            2009              12/29/09     0.00%      0.00%      10.79      10.79         107           1,157       0.05%
LVIP JPMORGAN HIGH YIELD STANDARD CLASS
            2013                           0.00%      0.00%      13.76      13.76     540,199       7,432,361       6.57%
            2012                           0.00%      0.00%      12.91      12.91     444,974       5,744,957      14.92%
            2011                           0.00%      0.00%      11.23      11.23     368,129       4,135,621       2.78%
            2010               8/12/10     0.00%      0.00%      10.93      10.93      72,190         789,085       6.75%
LVIP JPMORGAN MID CAP VALUE RPM STANDARD CLASS
            2013                           0.00%      0.20%      13.31      13.49      98,527       1,328,865      23.94%
            2012                           0.00%      0.20%      10.74      10.86      22,824         247,821      13.53%
            2011                           0.00%      0.20%       9.46       9.55      22,903         218,640      -1.97%
            2010                           0.00%      0.20%       9.65       9.72       4,639          45,068      24.51%
            2009                           0.00%      0.20%       7.79       7.79       3,912          30,470      24.65%
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
            2013                           0.00%      0.40%      12.99      13.33     377,235       5,029,250       8.49%
            2012                           0.00%      0.40%      11.97      12.24     293,430       3,578,296       8.11%
            2011                           0.00%      0.40%      11.07      11.28     268,093       3,014,903       0.85%
            2010                           0.00%      0.40%      10.98      11.14     263,261       2,924,591      11.02%
            2009                           0.00%      0.40%       9.99       9.99     142,855       1,427,502      24.40%
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
            2013                           0.00%      0.40%      12.58      12.92   1,639,769      21,180,587      10.69%
            2012                           0.00%      0.40%      11.37      11.62   1,023,231      11,888,949       7.95%
            2011                           0.00%      0.40%      10.53      10.73     571,650       6,128,802      -0.21%
            2010                           0.00%      0.40%      10.55      10.70     493,119       5,268,353      11.58%
            2009                           0.00%      0.40%       9.46       9.56      97,329         929,759      25.15%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
            2013     33.26%      1.89%
            2012     15.32%      0.97%
            2011      1.20%      1.17%
            2010     12.94%      0.94%
            2009     24.68%      1.31%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
            2013     35.69%      1.39%
            2012     15.28%      0.92%
            2011      0.64%      0.68%
            2010     11.57%      0.64%
            2009     30.00%      0.70%
LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
            2013     33.78%      1.26%
            2012     14.94%      0.72%
            2011     -5.20%      0.34%
            2010     30.64%      0.69%
            2009     30.44%      1.05%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
            2013     15.12%      2.68%
            2012     18.77%      2.66%
            2011    -14.73%      0.25%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
            2013     29.18%      1.25%
            2012     17.41%      1.52%
            2011     -0.96%      0.15%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
            2013     -2.76%      1.51%
            2012      3.73%      1.98%
            2011      0.91%      0.20%
LVIP GLOBAL INCOME STANDARD CLASS
            2013     -2.82%      0.26%
            2012      7.69%      1.75%
            2011      1.09%      6.52%
            2010      9.68%      4.41%
            2009      0.05%      0.00%
LVIP JPMORGAN HIGH YIELD STANDARD CLASS
            2013      6.57%      4.80%
            2012     14.92%      4.83%
            2011      2.78%      6.35%
            2010      6.75%      5.71%
LVIP JPMORGAN MID CAP VALUE RPM STANDARD CLASS
            2013     24.17%      0.57%
            2012     13.76%      0.00%
            2011     -1.77%      0.00%
            2010     24.77%      0.10%
            2009     24.65%      1.23%
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
            2013      8.93%      1.34%
            2012      8.54%      2.29%
            2011      1.25%      0.76%
            2010     11.47%      1.22%
            2009     24.40%      1.41%
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
            2013     11.13%      1.59%
            2012      8.38%      2.34%
            2011      0.19%      0.77%
            2010     12.03%      1.07%
            2009     25.66%      2.02%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                       MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT        FEE        FEE        UNIT      UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)             RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
            2013                          0.00%      0.40%     $12.45     $12.78   1,167,619   $  14,912,119      13.29%     13.74%
            2012                          0.00%      0.40%      10.99      11.24     782,304       8,780,376       7.47%      7.90%
            2011                          0.00%      0.40%      10.22      10.42     207,837       2,152,571      -0.96%     -0.56%
            2010                          0.00%      0.40%      10.32      10.47     260,783       2,719,039      12.10%     12.55%
            2009                          0.00%      0.40%       9.21       9.31      60,122         559,559      27.44%     27.95%
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
            2013                          0.00%      0.40%      11.88      12.19     855,283      10,427,479      16.07%     16.53%
            2012                          0.00%      0.40%      10.23      10.46     736,623       7,707,267       6.70%      7.12%
            2011                          0.00%      0.40%       9.59       9.77     101,770         993,117      -1.85%     -1.46%
            2010                          0.00%      0.40%       9.77       9.91      76,762         759,916      13.21%     13.66%
            2009                          0.00%      0.40%       8.63       8.72      47,773         415,885      30.43%     30.95%
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
            2013                          0.00%      0.00%      11.30      11.30     108,748       1,228,623      19.04%     19.04%
            2012                          0.00%      0.00%       9.49       9.49     104,753         994,219       6.01%      6.01%
            2011               8/1/11     0.00%      0.00%       8.95       8.95          74             666      -6.01%     -6.01%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
            2013                          0.00%      0.40%      16.74      17.25     324,319       5,432,045       9.31%      9.75%
            2012                          0.00%      0.40%      15.25      15.74     326,068       4,978,675       9.34%      9.78%
            2011                          0.00%      0.40%      13.89      14.37     279,062       3,882,690       3.27%      3.68%
            2010                          0.00%      0.40%      13.40      13.89     226,461       3,042,688      10.06%     10.50%
            2009                          0.00%      0.40%      12.12      12.48     131,895       1,612,792      24.35%     24.85%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
            2013                          0.00%      0.40%      15.44      16.39     327,937       5,085,168      13.09%     13.55%
            2012                          0.00%      0.40%      13.60      14.46     696,645       9,500,247       8.71%      9.14%
            2011                          0.00%      0.40%      12.46      13.28     620,082       7,755,620      -0.40%      0.00%
            2010                          0.00%      0.40%      12.46      13.30     250,369       3,154,636      12.27%     12.72%
            2009                          0.00%      0.40%      11.06      11.72     292,166       3,286,306      28.51%     29.03%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
            2013                          0.00%      0.40%      16.28      17.06     744,715      12,235,418      11.41%     11.86%
            2012                          0.00%      0.40%      14.56      15.28     701,650      10,330,952       9.15%      9.59%
            2011                          0.00%      0.40%      13.28      13.97     608,828       8,207,829       0.76%      1.17%
            2010                          0.00%      0.40%      13.13      13.84     453,705       6,093,352      11.51%     11.96%
            2009                          0.00%      0.40%      11.73      12.27     394,598       4,720,824      27.53%     28.04%
LVIP MFS INTERNATIONAL GROWTH STANDARD CLASS
            2013                          0.00%      0.20%      10.67      10.82     448,863       4,853,339      13.38%     13.61%
            2012                          0.00%      0.40%       9.31       9.52     386,228       3,669,630      18.92%     19.40%
            2011                          0.00%      0.40%       7.83       7.97     236,530       1,881,651     -10.23%     -9.87%
            2010                          0.00%      0.40%       8.72       8.85     145,670       1,285,693      12.66%     13.11%
            2009                          0.00%      0.40%       7.74       7.82      95,077         743,139      35.31%     35.85%
LVIP MFS VALUE STANDARD CLASS
            2013                          0.00%      0.40%      13.81      14.18   2,326,879      32,912,728      35.42%     35.96%
            2012                          0.00%      0.40%      10.20      10.43   1,717,510      17,870,813      15.87%     16.33%
            2011                          0.00%      0.40%       8.80       8.97   1,909,140      17,086,218      -0.50%     -0.10%
            2010                          0.00%      0.40%       8.85       8.98   1,692,798      15,173,795      11.14%     11.59%
            2009                          0.00%      0.40%       7.96       8.04   1,283,710      10,312,649      20.48%     20.96%
LVIP MID-CAP VALUE STANDARD CLASS
            2013                          0.00%      0.40%      13.45      13.80     123,666       1,706,397      33.65%     34.15%
            2012                          0.00%      0.40%      10.06      10.29     149,188       1,534,592      23.62%     24.12%
            2011                          0.00%      0.40%       8.29       8.29     163,994       1,359,114      -9.32%     -9.32%
            2010                          0.00%      0.00%       9.14       9.14     120,244       1,099,305      23.90%     23.90%
            2009                          0.00%      0.00%       7.38       7.38      66,983         494,250      42.44%     42.44%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
            2013                          0.00%      0.40%      13.68      24.89   1,527,925      25,567,155      21.35%     21.84%
            2012                          0.00%      0.40%      11.25      20.51   1,267,849      17,685,655       9.18%      9.62%
            2011                          0.00%      0.40%      11.29      18.78   1,402,113      17,841,237      -4.60%     -4.21%
            2010                          0.00%      0.40%      11.78      19.69   1,376,467      19,327,651       2.05%      2.46%
            2009                          0.00%      0.70%      11.50      19.29   1,158,013      16,491,307      20.75%     21.23%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
            2013      1.53%
            2012      1.70%
            2011      0.60%
            2010      0.87%
            2009      1.87%
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
            2013      1.37%
            2012      1.46%
            2011      0.67%
            2010      0.80%
            2009      1.59%
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
            2013      1.28%
            2012      0.22%
            2011      0.00%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
            2013      1.96%
            2012      4.18%
            2011      2.13%
            2010      4.21%
            2009      4.49%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
            2013      0.89%
            2012      2.70%
            2011      2.33%
            2010      2.57%
            2009      5.03%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
            2013      1.76%
            2012      3.39%
            2011      1.91%
            2010      3.61%
            2009      5.17%
LVIP MFS INTERNATIONAL GROWTH STANDARD CLASS
            2013      0.81%
            2012      0.99%
            2011      2.99%
            2010      0.88%
            2009      0.79%
LVIP MFS VALUE STANDARD CLASS
            2013      2.01%
            2012      1.15%
            2011      1.47%
            2010      1.37%
            2009      1.76%
LVIP MID-CAP VALUE STANDARD CLASS
            2013      0.25%
            2012      0.38%
            2011      0.00%
            2010      0.28%
            2009      0.55%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
            2013      2.93%
            2012      2.89%
            2011      3.06%
            2010      3.62%
            2009      3.21%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MONEY MARKET STANDARD CLASS
            2013                           0.00%      0.70%     $ 9.88     $12.57  10,017,752   $ 113,822,458      -0.67%
            2012                           0.00%      0.70%       9.91      12.62   9,338,056     105,865,213      -0.67%
            2011                           0.00%      0.70%       9.95      12.67   8,803,133     100,494,784      -0.67%
            2010                           0.00%      0.70%      11.14      12.71  12,872,009     147,384,100      -0.65%
            2009                           0.00%      0.70%      11.21      12.76  15,961,514     189,513,672      -0.40%
LVIP SSGA BOND INDEX STANDARD CLASS
            2013                           0.00%      0.40%      12.17      12.45   1,460,280      18,064,217      -2.96%
            2012                           0.00%      0.40%      12.54      12.77   1,299,704      16,528,498       3.44%
            2011                           0.00%      0.40%      12.12      12.30   1,214,218      14,887,570       6.97%
            2010                           0.00%      0.40%      11.33      11.45   1,050,023      11,995,189       5.54%
            2009                           0.00%      0.40%      10.74      10.81     646,204       6,980,137       4.11%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION STANDARD CLASS
            2013                           0.00%      0.00%      12.72      12.72      28,195         358,784       6.80%
            2012                           0.00%      0.00%      11.91      11.91       1,569          18,691       9.10%
            2011              12/22/11     0.00%      0.00%      10.92      10.92         975          10,644       0.34%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION STANDARD CLASS
            2013                           0.00%      0.40%      12.46      12.63       8,067         100,893       6.64%
            2012                           0.00%      0.40%      11.80      11.80       6,655          77,840       8.35%
            2011                           0.00%      0.00%      10.89      10.89         194           2,108       2.80%
            2010              11/10/10     0.00%      0.00%      10.59      10.59         102           1,082      -0.30%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
            2013                           0.00%      0.20%      10.38      10.51      19,335         203,120      20.00%
            2012                           0.00%      0.20%       8.65       8.73      20,275         176,722      13.41%
            2011                           0.00%      0.20%       7.63       7.68      13,063         100,202     -12.31%
            2010                           0.00%      0.20%       8.70       8.75      14,998         130,952       7.04%
            2009               3/31/09     0.00%      0.20%       8.13       8.15      11,009          89,682      18.96%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
            2013                           0.00%      0.40%      11.21      14.06     215,312       2,998,002      -3.22%
            2012                           0.00%      0.40%      14.21      14.46     156,927       2,241,617      12.20%
            2011                           0.00%      0.40%      12.66      12.84      83,440       1,070,479     -15.28%
            2010                           0.00%      0.40%      14.94      15.09     108,247       1,631,897      27.26%
            2009               1/14/09     0.00%      0.40%      11.74      11.81      59,332         700,587      13.75%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
            2013                           0.00%      0.40%      13.84      14.98     153,081       2,142,291       9.37%
            2012                           0.00%      0.40%      12.60      13.67     171,767       2,199,508      10.71%
            2011                           0.00%      0.40%      11.34      12.32     152,697       1,770,040      -0.18%
            2010                           0.00%      0.40%      11.31      12.32     134,497       1,561,287       8.30%
            2009                           0.00%      0.40%      10.40      11.25      84,033         905,647      30.27%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
            2013                           0.00%      0.40%       9.98      10.21     987,287      10,073,311      20.50%
            2012                           0.00%      0.40%       8.28       8.44     985,787       8,314,781      17.66%
            2011                           0.00%      0.40%       7.04       7.14     183,466       1,308,921     -12.73%
            2010                           0.00%      0.40%       8.07       8.15     148,180       1,206,061       6.62%
            2009               2/13/09     0.00%      0.40%       7.56       7.61      51,033         387,992       2.67%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
            2013                           0.00%      0.20%      15.99      16.17      20,258         327,272      35.58%
            2012                           0.00%      0.20%      11.79      11.90      16,107         191,698      12.00%
            2011                           0.00%      0.20%      10.53      10.61      12,470         132,255       2.11%
            2010                           0.00%      0.20%      10.31      10.37       8,034          83,248      18.95%
            2009               3/3/09      0.00%      0.20%       8.67       8.70      11,467          99,461      62.70%
LVIP SSGA MODERATE INDEX ALLOCATION STANDARD CLASS
            2013                           0.00%      0.00%      13.76      13.76      50,869         699,859      12.47%
            2012                           0.00%      0.00%      12.23      12.23       6,058          74,103      11.70%
            2011               9/8/11      0.00%      0.00%      10.95      10.95         805           8,820       1.89%
LVIP SSGA MODERATE STRUCTURED ALLOCATION STANDARD CLASS
            2013                           0.00%      0.00%      13.61      13.61       3,568          48,541      12.81%
            2012                           0.00%      0.00%      12.06      12.06       2,133          25,723      10.54%
            2011                           0.00%      0.00%      10.91      10.91       1,400          15,281       0.29%
            2010              11/10/10     0.00%      0.00%      10.88      10.88          99           1,079      -0.54%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MONEY MARKET STANDARD CLASS
            2013      0.02%      0.02%
            2012      0.03%      0.03%
            2011      0.03%      0.03%
            2010      0.05%      0.05%
            2009      0.30%      0.31%
LVIP SSGA BOND INDEX STANDARD CLASS
            2013     -2.57%      1.94%
            2012      3.85%      2.45%
            2011      7.40%      3.34%
            2010      5.97%      1.96%
            2009      4.53%      2.14%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION STANDARD CLASS
            2013      6.80%      1.68%
            2012      9.10%      3.17%
            2011      0.34%      0.00%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION STANDARD CLASS
            2013      7.07%      2.36%
            2012      8.35%      7.87%
            2011      2.80%      0.60%
            2010     -0.30%      0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
            2013     20.31%      3.04%
            2012     13.64%      3.35%
            2011    -12.13%      2.65%
            2010      7.26%      1.37%
            2009     72.40%      3.77%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
            2013     -2.83%      2.62%
            2012     12.65%      3.62%
            2011    -14.94%      2.31%
            2010     27.78%      1.39%
            2009    137.78%      1.90%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
            2013      9.81%      2.04%
            2012     11.15%      3.63%
            2011      0.22%      1.43%
            2010      8.74%      1.26%
            2009     30.80%      7.38%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
            2013     20.98%      1.64%
            2012     18.13%      3.54%
            2011    -12.38%      1.38%
            2010      7.05%      1.86%
            2009     46.29%      2.56%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
            2013     35.85%      2.44%
            2012     12.22%      1.78%
            2011      2.32%      1.91%
            2010     19.19%      0.81%
            2009     85.22%      1.93%
LVIP SSGA MODERATE INDEX ALLOCATION STANDARD CLASS
            2013     12.47%      1.72%
            2012     11.70%      3.61%
            2011      1.89%      0.44%
LVIP SSGA MODERATE STRUCTURED ALLOCATION STANDARD CLASS
            2013     12.81%      2.94%
            2012     10.54%      4.46%
            2011      0.29%      0.60%
            2010     -0.54%      0.00%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION STANDARD CLASS
            2013                           0.00%      0.00%     $14.12     $14.12      15,268   $     215,560      14.81%
            2012                           0.00%      0.00%      12.30      12.30       3,871          47,604      12.86%
            2011                           0.00%      0.00%      10.90      10.90       2,120          23,101      -2.55%
            2010              11/12/10     0.00%      0.00%      11.18      11.18         166           1,858       2.39%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION STANDARD CLASS
            2013                           0.00%      0.00%      14.17      14.17      12,118         171,760      15.15%
            2012                           0.00%      0.00%      12.31      12.31       1,395          17,175      11.39%
            2011                           0.00%      0.00%      11.05      11.05         203           2,242      -1.75%
            2010              11/10/10     0.00%      0.00%      11.25      11.25          49             551       1.57%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
            2013                           0.00%      0.40%      16.52      16.76   6,122,015     101,304,809      31.47%
            2012                           0.00%      0.40%      12.53      12.57   5,321,846      66,789,548      15.19%
            2011                           0.00%      0.40%      10.83      11.06   3,032,942      32,947,959       1.44%
            2010                           0.00%      0.40%      10.63      10.88   3,087,806      32,994,563      14.27%
            2009                           0.00%      0.70%       9.27       9.41   2,022,870      18,831,540      25.61%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
            2013                           0.00%      0.40%      14.43      16.83   1,509,601      22,240,468      37.36%
            2012                           0.00%      0.40%      10.51      10.74   1,126,974      12,029,372      15.43%
            2011                           0.00%      0.40%       9.10       9.27   1,258,947      11,595,391      -4.94%
            2010                           0.00%      0.40%       9.57       9.71   1,185,036      11,448,921      25.68%
            2009                           0.00%      0.70%       7.62       7.70     741,023       5,691,643      25.52%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
            2013                           0.00%      0.40%      19.15      19.59     150,454       2,941,312      33.95%
            2012                           0.00%      0.40%      14.30      14.56     135,598       1,971,198      13.37%
            2011                           0.00%      0.40%      12.61      12.80     124,611       1,591,006      -2.60%
            2010                           0.00%      0.40%      12.95      13.08     118,603       1,548,436      27.24%
            2009                           0.00%      0.40%      10.18      10.18      93,481         955,052      51.05%
LVIP T. ROWE PRICE GROWTH STOCK STANDARD CLASS
            2013                           0.00%      0.40%      15.35      16.91   1,283,692      20,212,246      38.49%
            2012                           0.00%      0.40%      11.09      11.34     282,745       3,201,652      17.84%
            2011                           0.00%      0.40%       9.41       9.59     239,792       2,296,820      -2.05%
            2010                           0.00%      0.40%       9.61       9.75     131,623       1,282,056      16.27%
            2009                           0.00%      0.40%       8.26       8.35     118,507         989,304      42.47%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
            2013                           0.00%      0.40%      17.87      26.80     643,485      13,850,939      34.26%
            2012                           0.00%      0.40%      13.28      19.95     595,772       9,575,255      15.82%
            2011                           0.00%      0.40%      11.44      17.23     302,900       4,326,850      -4.25%
            2010                           0.00%      0.40%      14.06      17.99     162,731       2,530,355      27.86%
            2009                           0.00%      0.70%      10.95      14.07      99,377       1,273,908      45.76%
LVIP TEMPLETON GROWTH RPM STANDARD CLASS
            2013                           0.00%      0.40%      11.54      11.85     338,982       3,975,495      19.45%
            2012                           0.00%      0.40%       9.67       9.88     250,474       2,449,551      20.73%
            2011                           0.00%      0.40%       8.01       8.15     168,454       1,353,311      -3.48%
            2010                           0.00%      0.40%       8.29       8.42     177,729       1,477,192       6.14%
            2009                           0.00%      0.40%       7.90       7.90     305,466       2,388,562      28.11%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
            2013                           0.00%      0.40%      12.03      19.93     156,018       2,492,633      25.00%
            2012                           0.00%      0.40%       9.62      15.95     150,884       1,914,697      15.92%
            2011                           0.00%      0.70%       8.30      13.76     625,215       6,785,216      -6.34%
            2010                           0.00%      0.70%       8.84      14.64     541,908       6,304,466      10.57%
            2009                           0.00%      0.70%       7.97      13.20     410,731       4,105,974      37.56%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
            2013                           0.00%      0.00%      13.85      13.85     352,730       4,885,484      30.52%
            2012                           0.00%      0.00%      10.61      10.61      45,797         485,975      15.17%
            2011              10/11/11     0.00%      0.00%       9.21       9.21         306           2,819       6.53%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
            2013                           0.00%      0.00%      10.96      10.96     325,093       3,561,739      14.75%
            2012               2/14/12     0.00%      0.00%       9.55       9.55      31,815         303,768       8.39%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION STANDARD CLASS
            2013     14.81%      2.67%
            2012     12.86%      3.02%
            2011     -2.55%      0.13%
            2010      2.39%      0.00%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION STANDARD CLASS
            2013     15.15%      5.35%
            2012     11.39%      5.80%
            2011     -1.75%      0.26%
            2010      1.57%      0.00%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
            2013     32.00%      1.68%
            2012     15.65%      1.20%
            2011      1.85%      0.91%
            2010     14.73%      1.20%
            2009     26.11%      1.87%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
            2013     37.91%      0.89%
            2012     15.89%      0.64%
            2011     -4.56%      0.36%
            2010     26.19%      0.60%
            2009     26.02%      0.93%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
            2013     34.49%      2.74%
            2012     13.83%      2.79%
            2011     -2.21%      1.41%
            2010     27.75%      1.92%
            2009     51.05%      2.37%
LVIP T. ROWE PRICE GROWTH STOCK STANDARD CLASS
            2013     39.05%      0.00%
            2012     18.31%      0.00%
            2011     -1.65%      0.00%
            2010     16.73%      0.00%
            2009     43.08%      0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
            2013     34.80%      0.00%
            2012     16.30%      0.00%
            2011     -3.87%      0.00%
            2010     28.37%      0.00%
            2009     46.34%      0.13%
LVIP TEMPLETON GROWTH RPM STANDARD CLASS
            2013     19.93%      1.47%
            2012     21.21%      1.92%
            2011     -3.09%      2.10%
            2010      6.57%      1.95%
            2009     28.11%      5.17%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
            2013     25.50%      0.00%
            2012     16.39%      0.00%
            2011     -5.69%      0.23%
            2010     11.35%      0.84%
            2009     38.53%      0.83%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
            2013     30.52%      1.87%
            2012     15.17%     23.86%
            2011      6.53%      0.62%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
            2013     14.75%      3.01%
            2012      8.39%      9.81%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                  MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT      UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
M CAPITAL APPRECIATION
            2013                     0.00%      0.40%     $22.21     $29.53      61,214   $   1,684,597      38.65%     39.20%
            2012                     0.00%      0.40%      15.95      21.30      61,966       1,247,511      16.96%     17.43%
            2011                     0.00%      0.40%      13.58      18.21      70,125       1,143,902      -7.59%     -7.22%
            2010                     0.00%      0.40%      14.64      19.71      57,052       1,012,559      26.50%     27.00%
            2009                     0.00%      0.40%      11.53      15.58      66,514         943,979      48.01%     48.61%
M INTERNATIONAL EQUITY
            2013                     0.00%      0.40%      13.90      19.98     109,239       2,056,037      15.86%     16.32%
            2012                     0.00%      0.40%      11.95      17.24      94,483       1,550,576      20.20%     20.68%
            2011                     0.00%      0.40%       9.90      14.34      80,775       1,089,341     -13.91%    -13.56%
            2010                     0.00%      0.40%      11.45      16.66     115,843       1,844,639       4.19%      4.61%
            2009                     0.00%      0.40%      10.95      15.99     134,613       2,042,224      24.78%     25.28%
M LARGE CAP GROWTH
            2013                     0.00%      0.40%      19.45      24.13      40,654         903,718      35.61%     36.15%
            2012                     0.00%      0.40%      14.28      14.28      43,337         709,875      19.31%     19.31%
            2011                     0.00%      0.00%      11.97      11.97      21,557         258,089      -0.80%     -0.80%
            2010                     0.00%      0.00%      12.07      12.07      15,616         188,468      23.06%     23.06%
            2009                     0.00%      0.00%       9.81       9.81      39,200         384,434      37.40%     37.40%
M LARGE CAP VALUE
            2013                     0.00%      0.40%      16.78      22.88      60,987       1,372,244      33.68%     34.22%
            2012                     0.00%      0.40%      12.50      12.50      64,068       1,077,867      17.29%     17.29%
            2011                     0.00%      0.00%      10.66      10.66      13,775         146,821      -4.11%     -4.11%
            2010                     0.00%      0.00%      11.12      11.12      13,146         146,126       9.27%      9.27%
            2009                     0.00%      0.40%      10.17      14.09      50,638         651,643      24.08%     24.58%
MFS VIT CORE EQUITY INITIAL CLASS
            2013                     0.10%      0.40%      16.05      22.30      92,336       1,890,677      34.06%     34.47%
            2012                     0.10%      0.40%      11.97      16.59      71,261       1,125,305      15.76%     16.11%
            2011                     0.10%      0.40%      10.34      14.28     162,390       2,083,536      -1.41%     -1.12%
            2010                     0.10%      0.70%      10.49      14.45      47,632         530,852      16.39%     17.10%
            2009                     0.10%      0.70%       8.98      12.37      41,516         411,905      31.51%     32.30%
MFS VIT GROWTH INITIAL CLASS
            2013                     0.00%      0.40%      16.08      26.70   2,660,380      44,921,812      36.31%     36.85%
            2012                     0.00%      0.40%      11.75      19.53   2,151,638      26,267,178      16.92%     17.39%
            2011                     0.00%      0.40%      10.01      16.69     955,794      10,059,550      -0.72%     -0.32%
            2010                     0.00%      0.40%      10.04      16.81     417,170       4,361,982      14.88%     15.34%
            2009                     0.00%      0.40%       9.69      14.63     265,553       2,444,473      37.13%     37.54%
MFS VIT RESEARCH INITIAL CLASS
            2013                     0.20%      0.35%      16.76      16.85       9,747         164,173      31.82%     32.02%
            2012                     0.20%      0.35%      12.71      12.76       8,594         109,656      16.87%     17.04%
            2011                     0.20%      0.40%      10.88      11.64       6,896          75,334      -0.86%     -0.65%
            2010                     0.20%      0.40%      11.75      11.75       6,435          71,158      15.43%     15.43%
            2009                     0.40%      0.70%      10.17      10.37       9,187          93,607      29.63%     30.03%
MFS VIT TOTAL RETURN INITIAL CLASS
            2013                     0.00%      0.40%      14.10      22.07   1,642,968      26,903,930      18.57%     19.05%
            2012                     0.00%      0.40%      11.89      18.62     882,426      12,400,921      10.81%     11.26%
            2011                     0.00%      0.70%      10.75      16.80     582,641       7,709,433       1.06%      1.77%
            2010                     0.00%      0.70%      11.81      16.57     592,292       7,846,194       9.16%      9.93%
            2009                     0.00%      0.70%      10.74      15.14     907,965      11,349,852      17.20%     18.03%
MFS VIT UTILITIES INITIAL CLASS
            2013                     0.00%      0.40%      16.54      38.61     596,103      16,889,355      20.04%     20.52%
            2012                     0.00%      0.40%      13.75      32.07     498,208      12,265,299      13.03%     13.48%
            2011                     0.00%      0.70%      12.14      28.29     458,426       9,986,245       6.04%      6.78%
            2010                     0.00%      0.70%      15.76      26.52     398,914       8,493,122      13.01%     13.81%
            2009                     0.00%      0.70%      13.85      23.32     310,629       5,977,097      32.29%     33.22%
NB AMT LARGE CAP VALUE I CLASS
            2013                     0.20%      0.20%      14.36      14.36      30,152         432,962      30.87%     30.87%
            2012                     0.20%      0.20%      10.97      10.97      39,345         431,688      16.37%     16.37%
            2011                     0.20%      0.20%       9.43       9.43      27,735         261,505     -11.53%    -11.53%
            2010                     0.20%      0.40%      14.79      14.79      15,770         216,394      15.20%     15.20%
            2009                     0.40%      0.40%      12.84      12.84      45,459         583,668      55.45%     55.45%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
M CAPITAL APPRECIATION
            2013      0.00%
            2012      0.30%
            2011      0.00%
            2010      0.21%
            2009      0.05%
M INTERNATIONAL EQUITY
            2013      2.56%
            2012      2.22%
            2011      3.34%
            2010      3.39%
            2009      2.89%
M LARGE CAP GROWTH
            2013      0.56%
            2012      0.06%
            2011      0.00%
            2010      0.38%
            2009      0.64%
M LARGE CAP VALUE
            2013      2.72%
            2012      1.23%
            2011      0.39%
            2010      0.84%
            2009      0.80%
MFS VIT CORE EQUITY INITIAL CLASS
            2013      1.07%
            2012      0.91%
            2011      0.95%
            2010      0.98%
            2009      0.84%
MFS VIT GROWTH INITIAL CLASS
            2013      0.23%
            2012      0.00%
            2011      0.22%
            2010      0.11%
            2009      0.37%
MFS VIT RESEARCH INITIAL CLASS
            2013      0.34%
            2012      0.85%
            2011      0.88%
            2010      0.99%
            2009      1.59%
MFS VIT TOTAL RETURN INITIAL CLASS
            2013      1.81%
            2012      2.84%
            2011      2.66%
            2010      2.48%
            2009      3.89%
MFS VIT UTILITIES INITIAL CLASS
            2013      2.39%
            2012      6.80%
            2011      3.37%
            2010      2.74%
            2009      5.03%
NB AMT LARGE CAP VALUE I CLASS
            2013      1.08%
            2012      0.61%
            2011      0.00%
            2010      0.36%
            2009      2.58%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                        MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                  MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT      UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
NB AMT MID CAP GROWTH I CLASS
            2013                           0.00%      0.70%     $17.76     $28.39     349,391   $   8,383,670      31.69%
            2012                           0.00%      0.70%      13.44      21.43     428,745       7,712,637      11.63%
            2011                           0.00%      0.70%      12.00      19.10     594,256       9,055,801      -0.23%
            2010                           0.00%      0.70%      14.21      19.09     594,949       9,189,771      28.20%
            2009                           0.00%      0.70%      11.01      14.85     824,888      10,108,247      30.68%
NB AMT MID CAP INTRINSIC VALUE I CLASS
            2013                           0.00%      0.70%      17.27      26.77     176,257       4,153,799      36.10%
            2012                           0.00%      0.70%      12.60      19.61     234,012       4,135,495      14.72%
            2011                           0.00%      0.70%      10.91      17.04     254,417       3,854,118      -7.15%
            2010                           0.00%      0.70%      11.66      18.30     344,282       5,504,949      25.30%
            2009                           0.00%      0.70%       9.24      14.56     425,517       5,028,323      45.54%
OPPENHEIMER MAIN STREET FUND/VA NON-SERVICE CLASS
            2013                           0.20%      0.20%      16.81      16.81      28,088         472,247      31.51%
            2012                           0.20%      0.20%      12.78      12.78      29,116         372,236      16.64%
            2011                           0.20%      0.20%      10.96      10.96      16,019         175,588      -0.22%
            2010                           0.20%      0.40%      11.07      11.07       4,495          49,666      15.64%
            2009                           0.40%      0.40%       9.57       9.57      14,136         135,347      27.77%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADMINISTRATIVE CLASS
            2013                           0.00%      0.40%       8.88      13.07     761,036       9,943,204     -15.04%
            2012                           0.00%      0.40%      15.10      15.32     418,189       6,405,462       4.97%
            2011                           0.00%      0.40%      14.38      14.54     326,126       4,738,335      -7.93%
            2010                           0.00%      0.40%      15.73      15.73     143,958       2,262,537      24.52%
            2009               5/29/09     0.00%      0.00%      12.63      12.63      21,602         272,806      19.83%
PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
            2013               5/15/13     0.00%      0.00%       9.67       9.67     394,318       3,814,088      -2.82%
PREMIER VIT OPCAP MANAGED CLASS I
            2009                           0.40%      0.40%      11.53      11.53      23,554         271,498      24.21%
T. ROWE PRICE EQUITY INCOME
            2013                           0.00%      0.00%      16.13      16.13     836,569      13,497,805      29.72%
            2012                           0.00%      0.00%      12.44      12.44     311,937       3,879,831      17.15%
            2011              11/7/11      0.00%      0.00%      10.62      10.62      87,901         933,261       0.70%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
NB AMT MID CAP GROWTH I CLASS
            2013     32.61%      0.00%
            2012     12.41%      0.00%
            2011      0.47%      0.00%
            2010     29.10%      0.00%
            2009     31.60%      0.00%
NB AMT MID CAP INTRINSIC VALUE I CLASS
            2013     37.05%      1.26%
            2012     15.53%      0.61%
            2011     -6.50%      0.62%
            2010     26.18%      0.75%
            2009     46.56%      1.96%
OPPENHEIMER MAIN STREET FUND/VA NON-SERVICE CLASS
            2013     31.51%      1.08%
            2012     16.64%      0.50%
            2011     -0.22%      0.74%
            2010     15.64%      1.50%
            2009     27.77%      1.86%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADMINISTRATIVE CLASS
            2013    -14.70%      1.70%
            2012      5.39%      2.73%
            2011     -7.56%     15.23%
            2010     24.52%     17.01%
            2009     19.83%      6.58%
PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
            2013     -2.82%      1.90%
PREMIER VIT OPCAP MANAGED CLASS I
            2009     24.21%      3.09%
T. ROWE PRICE EQUITY INCOME
            2013     29.72%      1.73%
            2012     17.15%      2.33%
            2011      0.70%      0.56%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

4. PURCHASES AND SALES OF INVESTMENTS



The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                                                 $      344,984  $      490,345
ABVPSF Growth and Income Class A                                                                             535,259         500,002
ABVPSF International Value Class A                                                                           487,165         526,355
ABVPSF Large Cap Growth Class A                                                                              330,298           7,472
ABVPSF Small/Mid Cap Value Class A                                                                         6,611,897       8,388,253
American Century VP Income & Growth Class I                                                                  372,069         557,461
American Century VP Inflation Protection Class II                                                          5,359,956       8,472,894
American Century VP International Class I                                                                    239,943         232,519
American Funds Bond Class 2                                                                                   23,815              56
American Funds Global Growth Class 2                                                                       4,758,086       3,240,074
American Funds Global Small Capitalization Class 2                                                         2,776,374       1,877,814
American Funds Growth Class 2                                                                              6,681,754      18,115,747
American Funds Growth-Income Class 2                                                                       1,570,343       1,510,555
American Funds High-Income Bond Class 2                                                                    3,898,375       3,410,898
American Funds International Class 2                                                                      12,570,708       9,069,320
American Funds U.S. Government/AAA-Rated Securities Class 2                                                3,965,464       6,552,851
BlackRock Global Allocation V.I. Class I                                                                   1,849,651       1,063,234
Delaware VIP Diversified Income Standard Class                                                            14,219,151       7,412,854
Delaware VIP Emerging Markets Standard Class                                                              12,079,505       5,845,947
Delaware VIP High Yield Standard Class                                                                     6,857,344       5,505,641
Delaware VIP Limited-Term Diversified Income Standard Class                                                8,500,548      11,593,503
Delaware VIP REIT Standard Class                                                                           6,060,701       6,847,874
Delaware VIP Small Cap Value Standard Class                                                                9,482,633       6,283,738
Delaware VIP Smid Cap Growth Standard Class                                                                5,245,234       1,184,119
Delaware VIP U.S. Growth Standard Class                                                                    2,691,709       2,255,307
Delaware VIP Value Standard Class                                                                          9,744,440       5,634,452
DWS Alternative Asset Allocation VIP Class A                                                               1,705,108         865,586
DWS Equity 500 Index VIP Class A                                                                          17,745,782      17,312,220
DWS Small Cap Index VIP Class A                                                                            9,262,750      14,158,433
Fidelity VIP Asset Manager Service Class                                                                     464,113       1,433,972
Fidelity VIP Contrafund Service Class                                                                     13,378,723      11,370,160
Fidelity VIP Equity-Income Service Class                                                                   1,369,723       3,309,098
Fidelity VIP Freedom 2020 Service Class                                                                    1,482,308         440,479
Fidelity VIP Freedom 2030 Service Class                                                                    1,577,587          31,766
Fidelity VIP Freedom 2040 Service Class                                                                      120,734           1,411
Fidelity VIP Freedom 2050 Service Class                                                                      431,287           6,452
Fidelity VIP Freedom Income Service Class                                                                    778,866         259,795
Fidelity VIP Growth Service Class                                                                          1,964,813       1,729,328
Fidelity VIP Investment Grade Bond Service Class                                                             489,957           1,062
Fidelity VIP Mid Cap Service Class                                                                        11,302,024       5,172,981
Fidelity VIP Overseas Service Class                                                                        1,192,144       2,090,868
FTVIPT Franklin Income Securities Class 1                                                                  2,732,859       1,368,853
FTVIPT Franklin Rising Dividends Securities Class 1                                                          101,347          15,558
FTVIPT Franklin Small Cap Value Securities Class 2                                                            13,342           8,370
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                                                      772,784         384,923
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                                       52,489         101,223
FTVIPT Franklin U.S. Government Class 1                                                                    7,843,916       8,152,383
FTVIPT Mutual Shares Securities Class 1                                                                    1,766,426       9,355,381
FTVIPT Templeton Foreign Securities Class 2                                                                   69,941          35,057
FTVIPT Templeton Global Bond Securities Class 1                                                            3,866,522       2,686,335
FTVIPT Templeton Growth Securities Class 1                                                                   243,786         657,443
FTVIPT Templeton Growth Securities Class 2                                                                     9,500          11,070
Goldman Sachs VIT Mid Cap Value Service Class                                                              1,107,230         241,014
Invesco V.I. Growth and Income Series I                                                                      309,167         103,874
Janus Aspen Balanced Institutional Class                                                                     569,046         632,186
Janus Aspen Balanced Service Class                                                                           499,726         830,331
Janus Aspen Enterprise Institutional Class                                                                   294,437         674,611
Janus Aspen Enterprise Service Class                                                                         803,083         990,450

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Institutional Class                                                         $    4,109,124  $    1,629,506
Janus Aspen Flexible Bond Service Class                                                                    1,739,305       1,647,529
Janus Aspen Global Research Institutional Class                                                               31,698         193,345
Janus Aspen Global Research Service Class                                                                      4,792          29,462
Janus Aspen Global Technology Service Class                                                                   12,341          39,534
LVIP Baron Growth Opportunities Standard Class                                                             2,478,223         235,244
LVIP Baron Growth Opportunities Service Class                                                              8,684,236       5,204,885
LVIP BlackRock Emerging Markets RPM Standard Class                                                            18,683          15,638
LVIP BlackRock Equity Dividend RPM Standard Class                                                          2,386,872         868,051
LVIP BlackRock Inflation Protected Bond Standard Class                                                     3,430,745       4,074,504
LVIP Capital Growth Standard Class                                                                            94,023          40,931
LVIP Clarion Global Real Estate Standard Class                                                             4,043,921       1,038,137
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                                        479,628       1,600,048
LVIP Delaware Bond Standard Class                                                                         54,046,564      37,584,166
LVIP Delaware Diversified Floating Rate Standard Class                                                     1,330,982         660,394
LVIP Delaware Foundation Aggressive Allocation Standard Class                                                 22,943          57,799
LVIP Delaware Growth and Income Standard Class                                                             2,755,874       2,211,210
LVIP Delaware Social Awareness Standard Class                                                                372,755         187,397
LVIP Delaware Special Opportunities Standard Class                                                        10,256,266       3,071,419
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                                        1,594,582         133,917
LVIP Dimensional U.S. Equity RPM Standard Class                                                            6,190,138         967,780
LVIP Dimensional/Vanguard Total Bond Standard Class                                                        1,577,459         798,344
LVIP Global Income Standard Class                                                                          2,163,395       3,468,665
LVIP JPMorgan High Yield Standard Class                                                                    4,837,789       3,130,484
LVIP JPMorgan Mid Cap Value RPM Standard Class                                                             1,030,707          94,661
LVIP Managed Risk Profile 2010 Standard Class                                                              4,879,453       3,691,723
LVIP Managed Risk Profile 2020 Standard Class                                                             12,496,389       3,663,687
LVIP Managed Risk Profile 2030 Standard Class                                                              9,551,768       2,592,751
LVIP Managed Risk Profile 2040 Standard Class                                                              2,881,722         986,841
LVIP Managed Risk Profile 2050 Standard Class                                                                604,265         559,536
LVIP Managed Risk Profile Conservative Standard Class                                                      1,200,389       1,052,617
LVIP Managed Risk Profile Growth Standard Class                                                            2,355,694       7,844,188
LVIP Managed Risk Profile Moderate Standard Class                                                          2,095,556       1,199,261
LVIP MFS International Growth Standard Class                                                               1,907,444       1,267,391
LVIP MFS Value Standard Class                                                                             13,649,138       4,933,820
LVIP Mid-Cap Value Standard Class                                                                            214,517         496,993
LVIP Mondrian International Value Standard Class                                                           7,192,417       2,255,368
LVIP Money Market Standard Class                                                                          95,560,798      91,694,490
LVIP SSgA Bond Index Standard Class                                                                        8,534,804       5,910,030
LVIP SSgA Conservative Index Allocation Standard Class                                                       448,347         114,616
LVIP SSgA Conservative Structured Allocation Standard Class                                                   23,693           4,492
LVIP SSgA Developed International 150 Standard Class                                                         160,273         172,149
LVIP SSgA Emerging Markets 100 Standard Class                                                              1,760,259         814,638
LVIP SSgA Global Tactical Allocation RPM Standard Class                                                      829,454       1,024,129
LVIP SSgA International Index Standard Class                                                               3,277,596       2,782,089
LVIP SSgA Large Cap 100 Standard Class                                                                       221,181         141,572
LVIP SSgA Moderate Index Allocation Standard Class                                                           836,473         254,227
LVIP SSgA Moderate Structured Allocation Standard Class                                                       22,089           2,510
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                                              189,164          34,624
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                                         177,387          30,940
LVIP SSgA S&P 500 Index Standard Class                                                                    27,301,586      15,468,889
LVIP SSgA Small-Cap Index Standard Class                                                                   8,642,003       3,414,315
LVIP SSgA Small-Mid Cap 200 Standard Class                                                                   919,201         438,284
LVIP T. Rowe Price Growth Stock Standard Class                                                            14,061,370       1,498,755
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                                3,090,513       1,795,001
LVIP Templeton Growth RPM Standard Class                                                                   1,509,001         509,398
LVIP UBS Large Cap Growth RPM Standard Class                                                                 345,883         266,828
LVIP Vanguard Domestic Equity ETF Standard Class                                                          12,882,619      13,443,739
LVIP Vanguard International Equity ETF Standard Class                                                      3,138,693         148,992
M Capital Appreciation                                                                                       366,214         261,862
M International Equity                                                                                       371,702          99,876

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
M Large Cap Growth                                                                                    $      218,379  $      227,238
M Large Cap Value                                                                                            211,294         136,010
MFS VIT Core Equity Initial Class                                                                            527,835         179,318
MFS VIT Growth Initial Class                                                                              16,131,073       6,943,319
MFS VIT Research Initial Class                                                                                28,407          12,142
MFS VIT Total Return Initial Class                                                                        14,635,131       2,932,157
MFS VIT Utilities Initial Class                                                                            4,265,591       1,496,638
NB AMT Large Cap Value I Class                                                                                56,825         161,190
NB AMT Mid Cap Growth I Class                                                                              1,148,510       2,721,782
NB AMT Mid Cap Intrinsic Value I Class                                                                     1,334,927       2,709,222
Oppenheimer Main Street Fund/VA Non-Service Class                                                             16,708          26,302
PIMCO VIT CommodityRealReturn Strategy Administrative Class                                                6,885,346       1,716,741
PIMCO VIT Total Return Administrative Class                                                                3,919,235         170,130
T. Rowe Price Equity Income                                                                                8,754,448       1,407,668


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                               68,816  $ 20.75  $    1,427,939  $    1,178,880
ABVPSF Growth and Income Class A                                                   118,344    27.80       3,289,958       2,309,414
ABVPSF International Value Class A                                                 108,526    14.99       1,626,801       1,499,118
ABVPSF Large Cap Growth Class A                                                     16,966    42.78         725,817         536,179
ABVPSF Small/Mid Cap Value Class A                                                 787,524    22.89      18,026,429      13,885,130
American Century VP Income & Growth Class I                                        490,205     9.17       4,495,178       3,119,142
American Century VP Inflation Protection Class II                                1,616,182    10.45      16,889,099      18,249,977
American Century VP International Class I                                          274,739    10.74       2,950,698       2,240,025
American Funds Bond Class 2                                                          2,238    10.61          23,746          23,759
American Funds Global Growth Class 2                                               527,547    29.92      15,784,204      11,478,437
American Funds Global Small Capitalization Class 2                                 460,923    25.25      11,638,312       9,180,606
American Funds Growth Class 2                                                      532,937    77.94      41,537,088      28,942,585
American Funds Growth-Income Class 2                                               261,800    50.40      13,194,706       9,555,474
American Funds High-Income Bond Class 2                                            939,784    10.99      10,328,231      10,288,753
American Funds International Class 2                                             3,564,226    21.15      75,383,379      62,979,556
American Funds U.S. Government/AAA-Rated Securities Class 2                        926,758    11.83      10,963,551      11,559,491
BlackRock Global Allocation V.I. Class I                                           198,974    17.61       3,503,924       3,306,910
Delaware VIP Diversified Income Standard Class                                   4,339,472    10.53      45,694,639      46,194,330
Delaware VIP Emerging Markets Standard Class                                     1,774,957    21.47      38,108,329      34,291,918
Delaware VIP High Yield Standard Class                                           4,085,692     6.19      25,290,432      23,869,218
Delaware VIP Limited-Term Diversified Income Standard Class                        934,830     9.86       9,217,423       9,298,114
Delaware VIP REIT Standard Class                                                 1,594,035    12.14      19,351,584      17,572,810
Delaware VIP Small Cap Value Standard Class                                      1,020,108    41.72      42,558,892      31,923,490
Delaware VIP Smid Cap Growth Standard Class                                        522,354    32.39      16,919,059      13,043,841
Delaware VIP U.S. Growth Standard Class                                            475,043    13.14       6,242,069       4,744,564
Delaware VIP Value Standard Class                                                1,898,213    26.09      49,524,372      36,255,564
DWS Alternative Asset Allocation VIP Class A                                       105,605    13.75       1,452,069       1,432,773
DWS Equity 500 Index VIP Class A                                                 9,939,026    19.01     188,940,889     159,273,386
DWS Small Cap Index VIP Class A                                                  6,861,160    17.69     121,373,914     101,697,146
Fidelity VIP Asset Manager Service Class                                           193,443    17.13       3,313,685       2,749,543
Fidelity VIP Contrafund Service Class                                            1,703,919    34.24      58,342,179      43,609,236
Fidelity VIP Equity-Income Service Class                                           411,364    23.20       9,543,652       7,885,123
Fidelity VIP Freedom 2020 Service Class                                             89,570    12.59       1,127,686       1,058,010
Fidelity VIP Freedom 2030 Service Class                                            129,392    12.82       1,658,806       1,547,323
Fidelity VIP Freedom 2040 Service Class                                              6,958    18.33         127,541         119,402
Fidelity VIP Freedom 2050 Service Class                                             26,713    16.54         441,836         424,928
Fidelity VIP Freedom Income Service Class                                           48,583    10.89         529,067         522,200
Fidelity VIP Growth Service Class                                                  197,540    57.00      11,259,805       7,595,639

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Service Class                                    38,480  $ 12.24  $      470,994  $      488,857
Fidelity VIP Mid Cap Service Class                                                 937,504    36.16      33,900,145      29,340,208
Fidelity VIP Overseas Service Class                                                382,891    20.56       7,872,249       6,152,858
FTVIPT Franklin Income Securities Class 1                                          760,759    16.52      12,567,746      11,674,994
FTVIPT Franklin Rising Dividends Securities Class 1                                  3,344    28.14          94,090          86,370
FTVIPT Franklin Small Cap Value Securities Class 2                                     241    24.07           5,795           5,215
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                            113,453    28.38       3,219,804       2,454,622
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                             21,340    27.16         579,582         437,598
FTVIPT Franklin U.S. Government Class 1                                            393,991    12.91       5,086,418       5,315,214
FTVIPT Mutual Shares Securities Class 1                                            222,090    21.92       4,868,223       3,760,051
FTVIPT Templeton Foreign Securities Class 2                                         31,540    17.24         543,744         419,735
FTVIPT Templeton Global Bond Securities Class 1                                    491,437    19.15       9,411,010       9,379,534
FTVIPT Templeton Growth Securities Class 1                                         125,678    15.47       1,944,235       1,447,053
FTVIPT Templeton Growth Securities Class 2                                           2,675    15.23          40,736          30,173
Goldman Sachs VIT Mid Cap Value Service Class                                      139,804    18.66       2,608,740       2,179,295
Invesco V.I. Growth and Income Series I                                             18,145    26.29         477,043         394,138
Janus Aspen Balanced Institutional Class                                            90,262    30.27       2,732,230       2,502,251
Janus Aspen Balanced Service Class                                                 109,072    31.72       3,459,771       3,049,603
Janus Aspen Enterprise Institutional Class                                          81,106    58.96       4,782,005       2,942,132
Janus Aspen Enterprise Service Class                                                65,341    56.80       3,711,356       2,382,757
Janus Aspen Flexible Bond Institutional Class                                    5,550,835    11.82      65,610,867      69,565,153
Janus Aspen Flexible Bond Service Class                                          1,100,177    12.78      14,060,268      14,662,853
Janus Aspen Global Research Institutional Class                                     14,128    38.99         550,842         406,304
Janus Aspen Global Research Service Class                                           12,293    38.40         472,042         369,376
Janus Aspen Global Technology Service Class                                         32,269     8.34         269,121         190,967
LVIP Baron Growth Opportunities Standard Class                                     138,831    45.94       6,378,023       4,888,814
LVIP Baron Growth Opportunities Service Class                                      777,949    45.20      35,164,065      25,889,867
LVIP BlackRock Emerging Markets RPM Standard Class                                     681     9.95           6,779           6,756
LVIP BlackRock Equity Dividend RPM Standard Class                                  278,304    17.46       4,857,794       4,112,117
LVIP BlackRock Inflation Protected Bond Standard Class                             348,405    10.19       3,549,902       3,827,582
LVIP Capital Growth Standard Class                                                   7,043    37.74         265,805         186,907
LVIP Clarion Global Real Estate Standard Class                                   1,043,482     8.78       9,159,686       8,107,483
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                               92,376    13.64       1,259,633         960,350
LVIP Delaware Bond Standard Class                                               11,209,218    13.47     150,943,333     156,435,562
LVIP Delaware Diversified Floating Rate Standard Class                             126,694    10.14       1,284,295       1,285,979
LVIP Delaware Foundation Aggressive Allocation Standard Class                       44,737    15.63         699,192         555,963
LVIP Delaware Growth and Income Standard Class                                     241,703    42.18      10,195,524       8,284,415
LVIP Delaware Social Awareness Standard Class                                       48,114    42.84       2,061,264       1,585,500
LVIP Delaware Special Opportunities Standard Class                                 519,191    41.37      21,479,953      18,916,165
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                154,988    10.39       1,610,480       1,480,290
LVIP Dimensional U.S. Equity RPM Standard Class                                    446,464    13.65       6,093,786       5,328,481
LVIP Dimensional/Vanguard Total Bond Standard Class                                170,933    10.22       1,747,620       1,797,072
LVIP Global Income Standard Class                                                  488,557    11.42       5,579,322       5,727,892
LVIP JPMorgan High Yield Standard Class                                            666,726    11.30       7,536,665       7,356,230
LVIP JPMorgan Mid Cap Value RPM Standard Class                                      96,277    14.56       1,402,179       1,200,167
LVIP Managed Risk Profile 2010 Standard Class                                      415,841    12.11       5,033,750       4,523,168
LVIP Managed Risk Profile 2020 Standard Class                                    1,838,243    11.83      21,744,574      20,007,480
LVIP Managed Risk Profile 2030 Standard Class                                    1,277,092    11.93      15,240,819      14,102,674
LVIP Managed Risk Profile 2040 Standard Class                                      917,464    11.52      10,571,939       9,345,524
LVIP Managed Risk Profile 2050 Standard Class                                      111,954    11.05       1,237,541       1,078,398
LVIP Managed Risk Profile Conservative Standard Class                              399,100    13.62       5,436,940       4,900,594
LVIP Managed Risk Profile Growth Standard Class                                    384,693    13.29       5,112,564       4,519,705
LVIP Managed Risk Profile Moderate Standard Class                                  898,556    13.82      12,413,549      10,530,985
LVIP MFS International Growth Standard Class                                       336,493    14.58       4,906,066       4,073,505
LVIP MFS Value Standard Class                                                      972,858    34.53      33,588,901      24,930,383
LVIP Mid-Cap Value Standard Class                                                   80,221    21.27       1,706,536       1,099,129
LVIP Mondrian International Value Standard Class                                 1,443,471    18.13      26,171,574      23,174,211
LVIP Money Market Standard Class                                                10,780,527    10.00     107,805,266     107,805,286
LVIP SSgA Bond Index Standard Class                                              1,659,098    11.01      18,269,992      18,519,962
LVIP SSgA Conservative Index Allocation Standard Class                              30,222    12.00         362,549         350,626
LVIP SSgA Conservative Structured Allocation Standard Class                          8,637    11.68         100,894          96,490

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Developed International 150 Standard Class                                22,012  $  9.49  $      208,920  $      182,098
LVIP SSgA Emerging Markets 100 Standard Class                                      302,439     9.92       2,999,287       3,152,219
LVIP SSgA Global Tactical Allocation RPM Standard Class                            182,413    11.78       2,149,554       1,936,230
LVIP SSgA International Index Standard Class                                     1,107,703     9.46      10,476,658       8,853,461
LVIP SSgA Large Cap 100 Standard Class                                              22,399    14.47         324,120         277,399
LVIP SSgA Moderate Index Allocation Standard Class                                  54,526    12.91         703,659         658,055
LVIP SSgA Moderate Structured Allocation Standard Class                              3,906    12.43          48,541          44,070
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                     16,339    13.19         215,538         201,452
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                13,416    12.80         171,760         164,580
LVIP SSgA S&P 500 Index Standard Class                                           7,622,712    13.26     101,069,538      75,975,003
LVIP SSgA Small-Cap Index Standard Class                                           850,574    26.72      22,729,045      16,184,586
LVIP SSgA Small-Mid Cap 200 Standard Class                                         188,877    15.39       2,907,573       2,337,487
LVIP T. Rowe Price Growth Stock Standard Class                                     713,363    28.68      20,459,976      15,626,029
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                        684,675    20.94      14,339,157      10,508,302
LVIP Templeton Growth RPM Standard Class                                           118,171    34.02       4,020,290       3,266,128
LVIP UBS Large Cap Growth RPM Standard Class                                        84,314    29.56       2,491,911       1,775,766
LVIP Vanguard Domestic Equity ETF Standard Class                                    42,186    13.42         566,185         504,570
LVIP Vanguard International Equity ETF Standard Class                              348,846    10.27       3,583,343       3,287,463
M Capital Appreciation                                                              56,702    29.71       1,684,611       1,336,165
M International Equity                                                             156,354    13.15       2,056,056       1,936,013
M Large Cap Growth                                                                  36,529    24.74         903,724         695,630
M Large Cap Value                                                                   99,656    13.77       1,372,258       1,097,179
MFS VIT Core Equity Initial Class                                                   80,315    23.56       1,892,211       1,382,312
MFS VIT Growth Initial Class                                                     1,170,604    39.07      45,735,516      34,792,685
MFS VIT Research Initial Class                                                       5,712    28.74         164,174         115,506
MFS VIT Total Return Initial Class                                               1,143,140    23.44      26,795,192      23,750,048
MFS VIT Utilities Initial Class                                                    535,239    31.88      17,063,411      14,045,492
NB AMT Large Cap Value I Class                                                      28,787    15.04         432,964         312,669
NB AMT Mid Cap Growth I Class                                                      204,188    41.07       8,385,990       5,429,615
NB AMT Mid Cap Intrinsic Value I Class                                             252,843    16.38       4,141,576       3,498,010
Oppenheimer Main Street Fund/VA Non-Service Class                                   15,117    31.24         472,250         343,724
PIMCO VIT CommodityRealReturn Strategy Administrative Class                      1,692,180     5.98      10,119,239      11,980,167
PIMCO VIT Total Return Administrative Class                                        335,671    10.98       3,685,666       3,749,740
T. Rowe Price Equity Income                                                        474,437    28.45      13,497,723      11,134,993


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                                             25,200      (37,702)      (12,502)
ABVPSF Growth and Income Class A                                                                  30,347      (33,116)       (2,769)
ABVPSF International Value Class A                                                                47,960      (64,235)      (16,275)
ABVPSF Large Cap Growth Class A                                                                   21,878         (397)       21,481
ABVPSF Small/Mid Cap Value Class A                                                               307,107     (480,833)     (173,726)
American Century VP Income & Growth Class I                                                       18,707      (38,705)      (19,998)
American Century VP Inflation Protection Class II                                                290,176     (600,151)     (309,975)
American Century VP International Class I                                                         13,221      (14,696)       (1,475)
American Funds Bond Class 2                                                                        2,453           (6)        2,447
American Funds Global Growth Class 2                                                             258,678     (179,581)       79,097
American Funds Global Small Capitalization Class 2                                               161,380     (108,105)       53,275
American Funds Growth Class 2                                                                    394,202   (1,125,317)     (731,115)
American Funds Growth-Income Class 2                                                              97,494      (96,284)        1,210
American Funds High-Income Bond Class 2                                                          179,676     (194,186)      (14,510)
American Funds International Class 2                                                             756,696     (611,632)      145,064
American Funds U.S. Government/AAA-Rated Securities Class 2                                      254,172     (471,857)     (217,685)
BlackRock Global Allocation V.I. Class I                                                         113,713      (75,752)       37,961
Delaware VIP Diversified Income Standard Class                                                   709,818     (437,818)      272,000
Delaware VIP Emerging Markets Standard Class                                                     610,292     (299,646)      310,646

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Standard Class                                                           267,027     (283,647)      (16,620)
Delaware VIP Limited-Term Diversified Income Standard Class                                      623,536     (881,741)     (258,205)
Delaware VIP REIT Standard Class                                                                 324,839     (395,209)      (70,370)
Delaware VIP Small Cap Value Standard Class                                                      427,447     (363,185)       64,262
Delaware VIP Smid Cap Growth Standard Class                                                      223,897      (65,550)      158,347
Delaware VIP U.S. Growth Standard Class                                                          152,036     (129,712)       22,324
Delaware VIP Value Standard Class                                                                533,516     (347,795)      185,721
DWS Alternative Asset Allocation VIP Class A                                                     121,634      (62,566)       59,068
DWS Equity 500 Index VIP Class A                                                               3,470,128   (1,113,744)    2,356,384
DWS Small Cap Index VIP Class A                                                                3,199,403     (845,913)    2,353,490
Fidelity VIP Asset Manager Service Class                                                          26,173      (90,182)      (64,009)
Fidelity VIP Contrafund Service Class                                                            762,201     (631,083)      131,118
Fidelity VIP Equity-Income Service Class                                                          32,035     (176,580)     (144,545)
Fidelity VIP Freedom 2020 Service Class                                                          159,335      (42,591)      116,744
Fidelity VIP Freedom 2030 Service Class                                                          154,935       (2,876)      152,059
Fidelity VIP Freedom 2040 Service Class                                                           11,371         (130)       11,241
Fidelity VIP Freedom 2050 Service Class                                                           39,418         (566)       38,852
Fidelity VIP Freedom Income Service Class                                                         77,519      (25,779)       51,740
Fidelity VIP Growth Service Class                                                                125,053     (125,260)         (207)
Fidelity VIP Investment Grade Bond Service Class                                                  48,486         (109)       48,377
Fidelity VIP Mid Cap Service Class                                                               409,218     (319,613)       89,605
Fidelity VIP Overseas Service Class                                                               71,231     (150,577)      (79,346)
FTVIPT Franklin Income Securities Class 1                                                        128,411      (86,667)       41,744
FTVIPT Franklin Rising Dividends Securities Class 1                                                9,629       (1,461)        8,168
FTVIPT Franklin Small Cap Value Securities Class 2                                                 3,969         (746)        3,223
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                                           35,852      (22,468)       13,384
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                            1,399       (6,867)       (5,468)
FTVIPT Franklin U.S. Government Class 1                                                          424,248     (657,862)     (233,614)
FTVIPT Mutual Shares Securities Class 1                                                          119,219     (697,929)     (578,710)
FTVIPT Templeton Foreign Securities Class 2                                                        4,940       (2,656)        2,284
FTVIPT Templeton Global Bond Securities Class 1                                                  185,794     (138,254)       47,540
FTVIPT Templeton Growth Securities Class 1                                                        14,738      (50,293)      (35,555)
FTVIPT Templeton Growth Securities Class 2                                                           681         (757)          (76)
Goldman Sachs VIT Mid Cap Value Service Class                                                     70,641      (17,100)       53,541
Invesco V.I. Growth and Income Series I                                                           21,671       (7,526)       14,145
Janus Aspen Balanced Institutional Class                                                          28,197      (46,347)      (18,150)
Janus Aspen Balanced Service Class                                                                17,806      (41,977)      (24,171)
Janus Aspen Enterprise Institutional Class                                                        16,464      (43,305)      (26,841)
Janus Aspen Enterprise Service Class                                                              29,877      (41,789)      (11,912)
Janus Aspen Flexible Bond Institutional Class                                                     11,014     (123,591)     (112,577)
Janus Aspen Flexible Bond Service Class                                                           57,890      (94,294)      (36,404)
Janus Aspen Global Research Institutional Class                                                    2,030      (13,997)      (11,967)
Janus Aspen Global Research Service Class                                                             --       (2,046)       (2,046)
Janus Aspen Global Technology Service Class                                                          852       (2,794)       (1,942)
LVIP Baron Growth Opportunities Standard Class                                                   109,253      (12,107)       97,146
LVIP Baron Growth Opportunities Service Class                                                    306,634     (258,812)       47,822
LVIP BlackRock Emerging Markets RPM Standard Class                                                 1,835       (1,531)          304
LVIP BlackRock Equity Dividend RPM Standard Class                                                174,605      (73,072)      101,533
LVIP BlackRock Inflation Protected Bond Standard Class                                           270,628     (357,576)      (86,948)
LVIP Capital Growth Standard Class                                                                 7,789       (3,404)        4,385
LVIP Clarion Global Real Estate Standard Class                                                   443,073     (112,571)      330,502
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                             37,723     (129,077)      (91,354)
LVIP Delaware Bond Standard Class                                                              5,256,287   (2,386,057)    2,870,230
LVIP Delaware Diversified Floating Rate Standard Class                                           125,024      (62,287)       62,737
LVIP Delaware Foundation Aggressive Allocation Standard Class                                      1,492       (4,012)       (2,520)
LVIP Delaware Growth and Income Standard Class                                                   159,087     (164,298)       (5,211)
LVIP Delaware Social Awareness Standard Class                                                     20,557      (13,125)        7,432
LVIP Delaware Special Opportunities Standard Class                                               685,141     (261,099)      424,042
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                              159,512      (22,236)      137,276
LVIP Dimensional U.S. Equity RPM Standard Class                                                  505,614      (98,437)      407,177
LVIP Dimensional/Vanguard Total Bond Standard Class                                              143,825      (76,803)       67,022
LVIP Global Income Standard Class                                                                171,773     (269,812)      (98,039)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan High Yield Standard Class                                                          336,511     (241,286)       95,225
LVIP JPMorgan Mid Cap Value RPM Standard Class                                                    86,484      (10,781)       75,703
LVIP Managed Risk Profile 2010 Standard Class                                                    378,054     (294,249)       83,805
LVIP Managed Risk Profile 2020 Standard Class                                                    962,937     (346,399)      616,538
LVIP Managed Risk Profile 2030 Standard Class                                                    644,337     (259,022)      385,315
LVIP Managed Risk Profile 2040 Standard Class                                                    220,221     (101,561)      118,660
LVIP Managed Risk Profile 2050 Standard Class                                                     58,204      (54,209)        3,995
LVIP Managed Risk Profile Conservative Standard Class                                             64,452      (66,201)       (1,749)
LVIP Managed Risk Profile Growth Standard Class                                                  157,374     (526,082)     (368,708)
LVIP Managed Risk Profile Moderate Standard Class                                                127,000      (83,935)       43,065
LVIP MFS International Growth Standard Class                                                     191,065     (128,430)       62,635
LVIP MFS Value Standard Class                                                                  1,045,438     (436,069)      609,369
LVIP Mid-Cap Value Standard Class                                                                 18,090      (43,612)      (25,522)
LVIP Mondrian International Value Standard Class                                                 432,202     (172,126)      260,076
LVIP Money Market Standard Class                                                               8,741,954   (8,062,258)      679,696
LVIP SSgA Bond Index Standard Class                                                              648,381     (487,805)      160,576
LVIP SSgA Conservative Index Allocation Standard Class                                            36,474       (9,848)       26,626
LVIP SSgA Conservative Structured Allocation Standard Class                                        1,762         (350)        1,412
LVIP SSgA Developed International 150 Standard Class                                              16,609      (17,549)         (940)
LVIP SSgA Emerging Markets 100 Standard Class                                                    122,268      (63,883)       58,385
LVIP SSgA Global Tactical Allocation RPM Standard Class                                           60,041      (78,727)      (18,686)
LVIP SSgA International Index Standard Class                                                     337,476     (335,976)        1,500
LVIP SSgA Large Cap 100 Standard Class                                                            14,199      (10,048)        4,151
LVIP SSgA Moderate Index Allocation Standard Class                                                64,748      (19,937)       44,811
LVIP SSgA Moderate Structured Allocation Standard Class                                            1,634         (199)        1,435
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                                   14,094       (2,697)       11,397
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                              13,114       (2,391)       10,723
LVIP SSgA S&P 500 Index Standard Class                                                         1,828,310   (1,028,141)      800,169
LVIP SSgA Small-Cap Index Standard Class                                                         673,990     (291,363)      382,627
LVIP SSgA Small-Mid Cap 200 Standard Class                                                        42,045      (27,189)       14,856
LVIP T. Rowe Price Growth Stock Standard Class                                                 1,128,734     (127,787)    1,000,947
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                      162,552     (114,839)       47,713
LVIP Templeton Growth RPM Standard Class                                                         138,780      (50,272)       88,508
LVIP UBS Large Cap Growth RPM Standard Class                                                      24,074      (18,940)        5,134
LVIP Vanguard Domestic Equity ETF Standard Class                                               1,378,856   (1,071,923)      306,933
LVIP Vanguard International Equity ETF Standard Class                                            309,813      (16,535)      293,278
M Capital Appreciation                                                                            10,763      (11,515)         (752)
M International Equity                                                                            19,992       (5,236)       14,756
M Large Cap Growth                                                                                 9,657      (12,340)       (2,683)
M Large Cap Value                                                                                  3,521       (6,602)       (3,081)
MFS VIT Core Equity Initial Class                                                                 32,189      (11,114)       21,075
MFS VIT Growth Initial Class                                                                   1,059,749     (551,007)      508,742
MFS VIT Research Initial Class                                                                     1,958         (805)        1,153
MFS VIT Total Return Initial Class                                                               955,425     (194,883)      760,542
MFS VIT Utilities Initial Class                                                                  166,346      (68,451)       97,895
NB AMT Large Cap Value I Class                                                                     4,264      (13,457)       (9,193)
NB AMT Mid Cap Growth I Class                                                                     51,465     (130,819)      (79,354)
NB AMT Mid Cap Intrinsic Value I Class                                                            64,663     (122,418)      (57,755)
Oppenheimer Main Street Fund/VA Non-Service Class                                                    794       (1,822)       (1,028)
PIMCO VIT CommodityRealReturn Strategy Administrative Class                                      487,533     (144,686)      342,847
PIMCO VIT Total Return Administrative Class                                                      411,778      (17,460)      394,318
T. Rowe Price Equity Income                                                                      617,892      (93,260)      524,632

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                                 UNITS     UNITS        NET INCREASE
SUBACCOUNT                                                                                       ISSUED    REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class A                                                              44,359     (29,235)       15,124
ABVPSF Growth and Income Class A                                                                   31,034    (562,064)     (531,030)
ABVPSF International Value Class A                                                                 80,203     (41,408)       38,795
ABVPSF Large Cap Growth Class A                                                                     7,084        (616)        6,468
ABVPSF Small/Mid Cap Value Class A                                                                409,015    (452,958)      (43,943)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Class I                                                      180,495     (395,901)     (215,406)
American Century VP Inflation Protection Class II                                                534,168     (279,964)      254,204
American Century VP International Class I                                                         67,194     (128,703)      (61,509)
American Funds Bond Class 2                                                                           --         (219)         (219)
American Funds Global Growth Class 2                                                             170,165     (136,038)       34,127
American Funds Global Small Capitalization Class 2                                               174,975     (179,144)       (4,169)
American Funds Growth Class 2                                                                    590,993     (884,131)     (293,138)
American Funds Growth-Income Class 2                                                             363,970     (267,395)       96,575
American Funds High-Income Bond Class 2                                                          187,478     (109,664)       77,814
American Funds International Class 2                                                           1,116,120     (791,903)      324,217
American Funds U.S. Government/AAA-Rated Securities Class 2                                      695,189   (1,090,907)     (395,718)
BlackRock Global Allocation V.I. Class I                                                         435,878     (491,683)      (55,805)
Delaware VIP Diversified Income Standard Class                                                   638,605     (202,259)      436,346
Delaware VIP Emerging Markets Standard Class                                                     573,780     (292,155)      281,625
Delaware VIP High Yield Standard Class                                                           399,817     (185,398)      214,419
Delaware VIP International Value Equity Standard Class                                                --         (264)         (264)
Delaware VIP Limited-Term Diversified Income Standard Class                                      576,022     (257,243)      318,779
Delaware VIP REIT Standard Class                                                                 457,416     (138,131)      319,285
Delaware VIP Small Cap Value Standard Class                                                      524,282     (284,754)      239,528
Delaware VIP Smid Cap Growth Standard Class                                                      165,554      (47,031)      118,523
Delaware VIP U.S. Growth Standard Class                                                          356,044     (126,133)      229,911
Delaware VIP Value Standard Class                                                              1,210,457     (211,982)      998,475
DWS Alternative Asset Allocation VIP Class A                                                      56,530      (32,336)       24,194
DWS Equity 500 Index VIP Class A                                                               1,503,900   (2,261,792)     (757,892)
DWS Small Cap Index VIP Class A                                                                1,109,981   (1,264,643)     (154,662)
Fidelity VIP Asset Manager Service Class                                                         100,184      (91,281)        8,903
Fidelity VIP Contrafund Service Class                                                            748,600     (801,349)      (52,749)
Fidelity VIP Equity-Income Service Class                                                          43,314      (87,579)      (44,265)
Fidelity VIP Growth Service Class                                                                123,852     (138,407)      (14,555)
Fidelity VIP High Income Service Class                                                                --         (397)         (397)
Fidelity VIP Mid Cap Service Class                                                               679,519     (804,926)     (125,407)
Fidelity VIP Overseas Service Class                                                               90,016      (90,281)         (265)
FTVIPT Franklin Income Securities Class 1                                                        209,095      (54,473)      154,622
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1                                           27,860      (10,213)       17,647
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                           33,235      (10,896)       22,339
FTVIPT Franklin U.S. Government Class 1                                                          453,880     (275,158)      178,722
FTVIPT Mutual Shares Securities Class 1                                                          135,927     (187,843)      (51,916)
FTVIPT Templeton Foreign Securities Class 2                                                       22,808       (4,379)       18,429
FTVIPT Templeton Global Bond Securities Class 1                                                  305,051     (234,264)       70,787
FTVIPT Templeton Growth Securities Class 1                                                        14,857      (21,596)       (6,739)
FTVIPT Templeton Growth Securities Class 2                                                         2,660         (655)        2,005
Goldman Sachs VIT Mid Cap Value Service Class                                                    146,363      (40,814)      105,549
Invesco V.I. Growth and Income Series I                                                           16,104       (4,706)       11,398
Janus Aspen Balanced Institutional Class                                                         114,752      (32,083)       82,669
Janus Aspen Balanced Service Class                                                                39,021      (48,027)       (9,006)
Janus Aspen Enterprise Institutional Class                                                        53,928      (26,524)       27,404
Janus Aspen Enterprise Service Class                                                              30,383      (36,793)       (6,410)
Janus Aspen Flexible Bond Institutional Class                                                    202,942     (133,838)       69,104
Janus Aspen Flexible Bond Service Class                                                          562,455     (201,899)      360,556
Janus Aspen Global Technology Service Class                                                       15,932       (2,540)       13,392
Janus Aspen Global Research Institutional Class                                                   34,786      (13,293)       21,493
Janus Aspen Global Research Service Class                                                          1,988         (945)        1,043
LVIP Baron Growth Opportunities Standard Class                                                    78,040      (29,858)       48,182
LVIP Baron Growth Opportunities Service Class                                                    571,750     (199,961)      371,789
LVIP BlackRock Emerging Markets RPM Standard Class                                                   886         (497)          389
LVIP BlackRock Equity Dividend RPM Standard Class                                                 88,000      (51,798)       36,202
LVIP BlackRock Inflation Protected Bond Standard Class                                           140,920      (52,398)       88,522
LVIP Capital Growth Standard Class                                                                 1,610         (208)        1,402
LVIP Clarion Global Real Estate Standard Class                                                   273,764     (120,052)      153,712
LVIP Columbia Small-Mid Cap Growth RPM Standard Class                                             36,662     (130,225)      (93,563)
LVIP Delaware Bond Standard Class                                                              2,948,695   (1,676,041)    1,272,654
LVIP Delaware Diversified Floating Rate Standard Class                                            29,163      (13,525)       15,638
LVIP Delaware Foundation Aggressive Allocation Standard Class                                     20,181      (50,608)      (30,427)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Growth and Income Standard Class                                                   611,036      (53,840)      557,196
LVIP Delaware Social Awareness Standard Class                                                     53,824      (46,102)        7,722
LVIP Delaware Special Opportunities Standard Class                                               649,753     (235,694)      414,059
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                                  294          (24)          270
LVIP Dimensional U.S. Equity RPM Standard Class                                                    2,878         (711)        2,167
LVIP Dimensional/Vanguard Total Bond Standard Class                                               88,015      (20,584)       67,431
LVIP Global Income Standard Class                                                                457,575     (126,959)      330,616
LVIP JPMorgan High Yield Standard Class                                                          155,433      (78,588)       76,845
LVIP JPMorgan Mid Cap Value RPM Standard Class                                                    18,689      (18,768)          (79)
LVIP MFS International Growth Standard Class                                                     218,819      (69,121)      149,698
LVIP MFS Value Standard Class                                                                    410,376     (602,006)     (191,630)
LVIP Mid-Cap Value Standard Class                                                                 33,697      (48,503)      (14,806)
LVIP Mondrian International Value Standard Class                                                 236,282     (370,546)     (134,264)
LVIP Money Market Standard Class                                                               9,811,155   (9,276,232)      534,923
LVIP Managed Risk Profile 2010 Standard Class                                                     42,820      (17,483)       25,337
LVIP Managed Risk Profile 2020 Standard Class                                                    638,651     (187,070)      451,581
LVIP Managed Risk Profile 2030 Standard Class                                                    613,667      (39,200)      574,467
LVIP Managed Risk Profile 2040 Standard Class                                                    658,361      (23,508)      634,853
LVIP Managed Risk Profile 2050 Standard Class                                                    106,325       (1,646)      104,679
LVIP Managed Risk Profile Conservative Standard Class                                             83,076      (36,070)       47,006
LVIP Managed Risk Profile Growth Standard Class                                                  166,006      (89,443)       76,563
LVIP Managed Risk Profile Moderate Standard Class                                                162,413      (69,591)       92,822
LVIP SSgA Bond Index Standard Class                                                              395,775     (310,289)       85,486
LVIP SSgA Conservative Index Allocation Standard Class                                               693          (99)          594
LVIP SSgA Conservative Structured Allocation Standard Class                                        6,552          (91)        6,461
LVIP SSgA Developed International 150 Standard Class                                              13,697       (6,485)        7,212
LVIP SSgA Emerging Markets 100 Standard Class                                                    147,927      (74,440)       73,487
LVIP SSgA Global Tactical Allocation RPM Standard Class                                           46,538      (27,468)       19,070
LVIP SSgA International Index Standard Class                                                   1,246,170     (443,849)      802,321
LVIP SSgA Large Cap 100 Standard Class                                                             7,824       (4,187)        3,637
LVIP SSgA Moderate Index Allocation Standard Class                                                 5,471         (218)        5,253
LVIP SSgA Moderate Structured Allocation Standard Class                                              861         (128)          733
LVIP SSgA Moderately Aggressive Index Allocation Standard Class                                    1,869         (118)        1,751
LVIP SSgA Moderately Aggressive Structured Allocation Standard Class                               1,782         (590)        1,192
LVIP SSgA S&P 500 Index Standard Class                                                         3,416,406   (1,127,502)    2,288,904
LVIP SSgA Small-Cap Index Standard Class                                                         415,869     (547,842)     (131,973)
LVIP SSgA Small-Mid Cap 200 Standard Class                                                        43,397      (32,410)       10,987
LVIP T. Rowe Price Growth Stock Standard Class                                                   272,202     (229,249)       42,953
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                      379,427      (86,555)      292,872
LVIP Templeton Growth RPM Standard Class                                                         140,519      (58,499)       82,020
LVIP UBS Large Cap Growth RPM Standard Class                                                      66,806     (541,137)     (474,331)
LVIP Vanguard Domestic Equity ETF Standard Class                                                 316,149     (270,658)       45,491
LVIP Vanguard International Equity ETF Standard Class                                             32,373         (558)       31,815
M Large Cap Value                                                                                 63,346      (13,053)       50,293
M Capital Appreciation                                                                            12,467      (20,626)       (8,159)
M International Equity                                                                            27,648      (13,940)       13,708
M Large Cap Growth                                                                                32,854      (11,074)       21,780
MFS VIT Core Equity Initial Class                                                                 62,800     (153,929)      (91,129)
MFS VIT Growth Initial Class                                                                   1,450,248     (254,404)    1,195,844
MFS VIT Research Initial Class                                                                     2,839       (1,141)        1,698
MFS VIT Total Return Initial Class                                                               502,203     (202,418)      299,785
MFS VIT Utilities Initial Class                                                                  105,091      (65,309)       39,782
NB AMT Large Cap Value I Class                                                                    28,591      (16,981)       11,610
NB AMT Mid Cap Growth I Class                                                                     64,291     (229,802)     (165,511)
NB AMT Mid Cap Intrinsic Value I Class                                                            24,240      (44,645)      (20,405)
Oppenheimer Main Street Fund/VA Non-Service Class                                                 24,192      (11,095)       13,097
PIMCO VIT CommodityRealReturn Strategy Administrative Class                                      273,266     (181,203)       92,063
T. Rowe Price Equity Income                                                                      294,354      (70,318)      224,036


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

NOTE TO SUPPLEMENTARY FINANCIAL INFORMATION


DECEMBER 31, 2013




NOTE - YEAR-END UNIT VALUES

The accompanying supplemental summary presents unit values for the investment options in Lincoln Life Flexible Premium Variable Life Account S, by product, as of December 31 for years 2009 through 2013.

The financial highlights note in the accompanying financial statements presents a range of minimum to maximum unit values only for those subaccounts that existed for the entire year, and had assets at December 31; therefore, some individual product unit values presented herein may not be consistent with the ranges presented in the audited financial statements as a result of partial year activity. In addition, some individual product unit values presented herein occur prior to the commencement date presented in the audited financial statements. Because the commencement date in the accompanying financial statements represents the date in which funds were first received, some individual product unit values presented herein reflect the unit value available for investment at the time, irrespective of asset level. Therefore, there may be additional unit values displayed in the supplemental summary as compared to the financial highlights note in the accompanying financial statements.


END OF YEAR UNIT VALUES FOR YEARS 2009 TO 2013


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS A
              Lincoln CVUL III Jumbo                           15.559916     18.469064    14.150722    16.031411    19.720920
              Lincoln CVUL III Super Jumbo                     14.275934     16.919654    12.944112    14.642465    17.985334
              Lincoln CVUL III Super Jumbo/0.15%                                           9.958175    11.287299    13.891927
              Lincoln CVUL III SC (Elite)                      10.516537     12.420564     9.468880    10.673848    13.064898
              Lincoln CVUL III LC (Elite)                      10.778954     12.768700     9.763550    11.039099    13.552545
              Lincoln CVUL III LC (Elite)/0.20%                                            9.957630    11.281027    13.877283
              Lincoln Corporate Variable 4 - Band 1            12.578565     14.855924    11.325489    12.766720    15.626595
              Lincoln Corporate Variable 4 - Band 2            12.825950     15.193556    11.617764    13.135551    16.126333
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.531160
              Lincoln Corporate Variable 4 - Band 3            12.829656     15.228341    11.667730    13.218412    16.260525
              Lincoln Corporate Variable 4 - Band 4            12.144373     14.429345    11.066635    12.552832    15.457214
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.130593     13.238034    10.163133    11.536944    14.220485
ABVPSF GROWTH AND INCOME CLASS A
              Lincoln CVUL III Jumbo                           13.317324     15.030773    15.948299    18.705796    25.195641
              Lincoln CVUL III Super Jumbo                     12.093549     13.629100    14.439378    16.910608    22.743516
              Lincoln CVUL III Super Jumbo/0.15%                                          10.640942    12.487024    16.827714
              Lincoln CVUL III SC (Elite)                      10.503104     11.795385    12.452962    14.533298    19.477981
              Lincoln CVUL III LC (Elite)                      10.761198     12.121496    12.835723    15.025006    20.197429
              Lincoln CVUL III LC (Elite)/0.20%                                           10.640360    12.480103    16.809987
              Lincoln Corporate Variable 4 - Band 1            11.053299     12.413276    13.105299    15.294612    20.498317
              Lincoln Corporate Variable 4 - Band 2            11.271926     12.696811    13.444932    15.738101    21.156008
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.884957
              Lincoln Corporate Variable 4 - Band 3            10.195023     11.506788    12.209205    14.320255    19.288510
              Lincoln Corporate Variable 4 - Band 4            11.281622     12.745884    13.537470    15.894003    21.429716
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.063077     10.249625    10.897077    12.806779    17.284502
ABVPSF INTERNATIONAL VALUE CLASS A
              Lincoln CVUL III Jumbo                            7.939954      8.288000     6.679074     7.634406     9.371840
              Lincoln CVUL III Super Jumbo                      7.897024      8.230844     6.623046     7.559022     9.265400
              Lincoln CVUL III Super Jumbo/0.15%                                          10.264028    11.737994    14.416522
              Lincoln CVUL III SC (Elite)                       7.797756      8.099006     6.494133     7.386004     9.021714
              Lincoln CVUL III LC (Elite)                       7.882559      8.211757     6.604384     7.533956     9.230062
              Lincoln CVUL III LC (Elite)/0.20%                                           10.263466    11.731487    14.401331
              Lincoln Corporate Variable 4 - Band 1             7.797725      8.098974     6.494107     7.385975     9.021679
              Lincoln Corporate Variable 4 - Band 2             7.882983      8.212106     6.604647     7.534256     9.230439
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.219461
              Lincoln Corporate Variable 4 - Band 3             7.939970      8.288023     6.679085     7.634419     9.371869
              Lincoln Corporate Variable 4 - Band 4             7.968702      8.326325     6.716689     7.685079     9.443478
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.997510      8.364779     6.754469     7.736035     9.515596

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
ABVPSF LARGE CAP GROWTH CLASS A
              Lincoln CVUL III Jumbo                           13.354798     14.674081    14.199194    16.493280    22.608196
              Lincoln CVUL III Super Jumbo                     12.918398     14.173307    13.694054    15.882703    21.738644
              Lincoln CVUL III Super Jumbo/0.15%                                          10.277685    12.013122    16.475240
              Lincoln CVUL III SC (Elite)                      10.225760     11.179928    10.764124    12.440909    16.968421
              Lincoln CVUL III LC (Elite)                      10.481759     11.494242    11.100029    12.867682    17.603206
              Lincoln CVUL III LC (Elite)/0.20%                                           10.277122    12.006465    16.457885
              Lincoln Corporate Variable 4 - Band 1            12.203069     13.341741    12.845534    14.846552    20.249529
              Lincoln Corporate Variable 4 - Band 2            12.443232     13.644994    13.177011    15.275389    20.896972
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.378643
              Lincoln Corporate Variable 4 - Band 3            12.214898     13.421573    12.987221    15.085461    20.678303
              Lincoln Corporate Variable 4 - Band 4            12.324718     13.555772    13.130217    15.264970    20.945339
ABVPSF SMALL/MID CAP VALUE CLASS A
              Lincoln CVUL III Jumbo                           19.722258     24.979051    22.837505    27.064816    37.290443
              Lincoln CVUL III Super Jumbo                     17.360676     21.955093    20.042674    23.717062    32.628905
              Lincoln CVUL III Super Jumbo/0.15%                                          10.486746    12.434096    17.140505
              Lincoln CVUL III SC (Elite)                      19.542252     24.628062    22.404149    26.418870    36.219062
              Lincoln CVUL III LC (Elite)                      20.030388     25.318682    23.101714    27.323255    37.571361
              Lincoln CVUL III LC (Elite)/0.20%                                           10.486172    12.427202    17.122450
              Lincoln Corporate Variable 4 - Band 1            15.895514     20.032133    18.223157    21.488596    29.459803
              Lincoln Corporate Variable 4 - Band 2            16.207969     20.487095    18.693187    22.109129    30.401589
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.895936
              Lincoln Corporate Variable 4 - Band 3            13.063997     16.546084    15.127518    17.927653    24.701109
              Lincoln Corporate Variable 4 - Band 4            15.331785     19.437732    17.789079    21.103012    29.105224
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.927873     13.868275    12.704716    15.086539    20.828111
AMERICAN CENTURY VP INCOME & GROWTH CLASS I
              Lincoln CVUL                                      9.734960     11.034629    11.298599    12.874097    17.363787
              Lincoln CVUL/0.35%                                             10.726402    11.021527    12.602393    17.056863
              Lincoln CVUL LC                                   9.446865     10.740215    11.030198    12.606005    17.053233
              Lincoln CVUL LC/0.20%                                          10.738614    11.050646    12.654643    17.153267
              Lincoln CVUL III Jumbo                           13.549057     15.434843    15.883334    18.188797    24.654764
              Lincoln CVUL III Super Jumbo                     12.679965     14.423157    14.819994    16.945691    22.935352
              Lincoln CVUL III Super Jumbo/0.15%                                          10.590666    12.133961    16.455701
              Lincoln CVUL III SC (Elite)                       9.734960     11.034629    11.298599    12.874097    17.363787
              Lincoln CVUL III LC (Elite)                       9.446865     10.740215    11.030198    12.606005    17.053233
              Lincoln CVUL III LC (Elite)/0.20%                                           11.050646    12.654643    17.153267
              Lincoln Corporate Variable 4 - Band 1            11.449487     12.978055    13.288516    15.141491    20.421908
              Lincoln Corporate Variable 4 - Band 2            11.674356     13.272670    13.631031    15.578403    21.074251
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.694809
              Lincoln Corporate Variable 4 - Band 3            10.392368     11.837400    12.178475    13.947342    18.904954
              Lincoln Corporate Variable 4 - Band 4            11.706575     13.349340    13.750918    15.762408    21.385398
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.038833     10.317471    10.638537    12.207097    16.579709
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
              Lincoln CVUL                                     12.621680     13.173110    14.617590    15.587745    14.166504
              Lincoln CVUL/0.35%                                             10.495021    11.686648    12.505961    11.405572
              Lincoln CVUL LC                                  12.834309     13.434712    14.952623    15.992912    14.578415
              Lincoln CVUL LC/0.20%                                          10.506731    11.717225    12.557499    11.469775
              Lincoln CVUL III Jumbo                           12.982747     13.617851    15.186800    16.275885    14.866075
              Lincoln CVUL III Super Jumbo                     12.873357     13.482877    15.013751    16.066316    14.652655
              Lincoln CVUL III Super Jumbo/0.15%                                          10.096887    10.826372     9.893544
              Lincoln CVUL III SC (Elite)                      12.621680     13.173110    14.617590    15.587745    14.166504
              Lincoln CVUL III LC (Elite)                      12.834309     13.434712    14.952623    15.992912    14.578415
              Lincoln CVUL III LC (Elite)/0.20%                                           11.717225    12.557499    11.469775
              Lincoln Corporate Variable 4 - Band 1            12.621680     13.173110    14.617590    15.587745    14.166504
              Lincoln Corporate Variable 4 - Band 2            12.830568     13.430882    14.948362    15.988353    14.574260
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.148114
              Lincoln Corporate Variable 4 - Band 3            12.574906     13.189604    14.709194    15.764031    14.398557
              Lincoln Corporate Variable 4 - Band 4            13.049177     13.700739    15.294496    16.407702    15.001478
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.022877     12.635826    14.119810    15.162665    13.877018

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL CLASS I
              Lincoln CVUL                                     11.798803     13.273960    11.593998    13.949504    16.956568
              Lincoln CVUL/0.35%                                             11.140628     9.764848    11.789897    14.381625
              Lincoln CVUL LC                                  11.068090     12.489256    10.941427    13.203877    16.098386
              Lincoln CVUL LC/0.20%                                          11.153308     9.790657    11.838787    14.462921
              Lincoln CVUL III Jumbo                           16.917875     19.128330    16.791351    20.303979    24.804472
              Lincoln CVUL III Super Jumbo                     17.230090     19.452176    17.049986    20.585838    25.111144
              Lincoln CVUL III Super Jumbo/0.15%                                          10.303439    12.465069    15.235632
              Lincoln CVUL III SC (Elite)                      11.798803     13.273960    11.593998    13.949504    16.956568
              Lincoln CVUL III LC (Elite)                      11.068090     12.489256    10.941427    13.203877    16.098386
              Lincoln CVUL III LC (Elite)/0.20%                                            9.790657    11.838787    14.462921
              Lincoln Corporate Variable 4 - Band 1            15.565481     17.511628    15.295314    18.402787    22.369448
              Lincoln Corporate Variable 4 - Band 2            15.863843     17.900801    15.682289    18.925056    23.073724
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.149646
              Lincoln Corporate Variable 4 - Band 3            14.469076     16.359582    14.360859    17.365036    21.214098
              Lincoln Corporate Variable 4 - Band 4            15.675095     17.740890    15.589029    18.868988    23.074444
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.598478     13.140132    11.557894    14.003679    17.141894
AMERICAN FUNDS BOND CLASS 2
              Lincoln CVUL                                     15.247303     16.116697    16.981040    17.768743    17.263977
              Lincoln CVUL/0.35%                                             10.432626    11.030656    11.582797    11.293220
              Lincoln CVUL LC                                  15.691181     16.628737    17.565740    18.435777    17.965884
              Lincoln CVUL LC/0.20%                                          10.444503    11.060910    11.634035    11.360206
              Lincoln CVUL III Jumbo                                                                                 9.710520
              Lincoln CVUL III Super Jumbo                                                                           9.700985
              Lincoln CVUL III Super Jumbo/0.15%                                                                     9.713701
              Lincoln CVUL III SC (Elite)                                                                           17.263977
              Lincoln CVUL III LC (Elite)                                                                           17.965884
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.360206
              Lincoln Corporate Variable 4 - Band 1                                                                  9.678773
              Lincoln Corporate Variable 4 - Band 2                                                                  9.697809
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.710520
              Lincoln Corporate Variable 4 - Band 3                                                                  9.710520
              Lincoln Corporate Variable 4 - Band 4                                                                  9.716882
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                             9.723261
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
              Lincoln CVUL                                     12.639869     14.026002    12.690475    15.445301    19.812707
              Lincoln CVUL/0.35%                                             10.926362     9.920685    12.116551    15.597155
              Lincoln CVUL LC                                  13.011236     14.481434    13.141961    16.042814    20.640962
              Lincoln CVUL LC/0.20%                                          10.938801     9.946906    12.166794    15.685323
              Lincoln CVUL III Jumbo                           15.897719     17.729466    16.121820    19.719792    25.422584
              Lincoln CVUL III Super Jumbo                     15.763753     17.553738    15.938069    19.465835    25.057597
              Lincoln CVUL III Super Jumbo/0.15%                                          10.348928    12.664866    16.335595
              Lincoln CVUL III SC (Elite)                      15.455535     17.150444    15.517415    18.885908    24.226200
              Lincoln CVUL III LC (Elite)                      15.719452     17.495665    15.877390    19.382038    24.937266
              Lincoln CVUL III LC (Elite)/0.20%                                           10.348362    12.657861    16.318265
              Lincoln Corporate Variable 4 - Band 1            15.455109     17.149931    15.516947    18.885439    24.225701
              Lincoln Corporate Variable 4 - Band 2            15.719345     17.495543    15.877281    19.381905    24.937089
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.693545
              Lincoln Corporate Variable 4 - Band 3            15.666387     17.471478    15.887227    19.432847    25.052655
              Lincoln Corporate Variable 4 - Band 4            15.987690     17.847626    16.245526    19.890972    25.668904
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.864397     14.375337    13.098037    16.053228    20.737083
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
              Lincoln CVUL                                     16.333032     19.854497    15.941427    18.707892    23.830842
              Lincoln CVUL/0.35%                                             11.508632     9.272887    10.920232    13.959349
              Lincoln CVUL LC                                  16.611880     20.254161    16.311277    19.199408    24.530372
              Lincoln CVUL LC/0.20%                                          11.521740     9.297443    10.965568    14.038310
              Lincoln CVUL III Jumbo                           25.677145     31.369486    25.313452    29.855157    38.221129
              Lincoln CVUL III Super Jumbo                     23.691649     28.900503    23.286096    27.422912    35.054748
              Lincoln CVUL III Super Jumbo/0.15%                                          10.071105    11.883987    15.221704
              Lincoln CVUL III SC (Elite)                      23.637891     28.734313    23.071145    27.074896    34.489057

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)                      24.225538     29.537002    23.787023    27.998782    35.773098
              Lincoln CVUL III LC (Elite)/0.20%                                           10.070554    11.877370    15.205630
              Lincoln Corporate Variable 4 - Band 1            20.466130     24.878651    19.975333    23.441747    29.861054
              Lincoln Corporate Variable 4 - Band 2            20.868319     25.443725    20.490590    24.118723    30.815601
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.388849
              Lincoln Corporate Variable 4 - Band 3            17.320726     21.160545    17.075392    20.139038    25.782366
              Lincoln Corporate Variable 4 - Band 4            18.837582     23.036660    18.607953    21.968496    28.152583
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.193695     14.926687    12.069176    14.263094    18.296403
AMERICAN FUNDS GROWTH CLASS 2
              Lincoln CVUL                                     12.593445     14.841788    14.107213    16.515151    21.336689
              Lincoln CVUL/0.35%                                             11.229987    10.712255    12.584826    16.314422
              Lincoln CVUL LC                                  12.983933     15.347893    14.632804    17.181891    22.264732
              Lincoln CVUL LC/0.20%                                          11.242769    10.740419    12.636668    16.407674
              Lincoln CVUL III Jumbo                           16.340762     19.354529    18.489735    21.754146    28.245969
              Lincoln CVUL III Super Jumbo                     15.030160     17.775550    16.955833    19.919549    25.825156
              Lincoln CVUL III Super Jumbo/0.15%                                          10.352094    12.185871    15.830258
              Lincoln CVUL III SC (Elite)                      12.593445     14.841788    14.107213    16.515151    21.336689
              Lincoln CVUL III LC (Elite)                      12.983933     15.347893    14.632804    17.181891    22.264732
              Lincoln CVUL III LC (Elite)/0.20%                                           10.740419    12.636668    16.407674
              Lincoln Corporate Variable 4 - Band 1            13.459020     15.861851    15.077472    17.651024    22.804168
              Lincoln Corporate Variable 4 - Band 2            13.724309     16.223068    15.467204    18.161645    23.534318
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.667191
              Lincoln Corporate Variable 4 - Band 3            12.719724     15.065655    14.392495    16.933528    21.986793
              Lincoln Corporate Variable 4 - Band 4            13.646430     16.179433    15.471984    18.221804    23.683170
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.271898     12.190705    11.669336    13.757056    17.898140
AMERICAN FUNDS GROWTH-INCOME CLASS 2
              Lincoln CVUL                                     13.350080     14.771779    14.400241    16.799755    22.271249
              Lincoln CVUL/0.35%                                             10.638784    10.407589    12.184352    16.209249
              Lincoln CVUL LC                                  13.770504     15.282721    14.943127    17.485484    23.249889
              Lincoln CVUL LC/0.20%                                          10.650898    10.435101    12.234892    16.300895
              Lincoln CVUL III Jumbo                           15.010885     16.692642    16.354421    19.175140    25.547587
              Lincoln CVUL III Super Jumbo                     13.739479     15.255910    14.924379    17.472239    23.243901
              Lincoln CVUL III Super Jumbo/0.15%                                          10.407214    12.208291    16.273584
              Lincoln CVUL III SC (Elite)                      13.350080     14.771779    14.400241    16.799755    22.271249
              Lincoln CVUL III LC (Elite)                      13.770504     15.282721    14.943127    17.485484    23.249889
              Lincoln CVUL III LC (Elite)/0.20%                                           10.435101    12.234892    16.300895
              Lincoln Corporate Variable 4 - Band 1            12.521678     13.855154    13.506674    15.757295    20.889272
              Lincoln Corporate Variable 4 - Band 2            12.767987     14.170112    13.855244    16.212481    21.557231
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.779900
              Lincoln Corporate Variable 4 - Band 3            11.410104     12.688454    12.431383    14.575475    19.419421
              Lincoln Corporate Variable 4 - Band 4            12.548135     13.967928    13.698617    16.077337    21.441703
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.125440     11.282377    11.075923    13.012219    17.371231
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
              Lincoln CVUL                                     17.024504     19.453340    19.688520    22.230235    23.532824
              Lincoln CVUL/0.35%                                             10.939665    11.110741    12.589059    13.373434
              Lincoln CVUL LC                                  17.565139     20.131791    20.436363    23.143969    24.573651
              Lincoln CVUL LC/0.20%                                          10.952112    11.140081    12.641247    13.449028
              Lincoln CVUL III Jumbo                           17.746840     20.380781    20.730572    23.524080    25.027276
              Lincoln CVUL III Super Jumbo                     14.738407     16.900494    17.164786    19.448613    20.660380
              Lincoln CVUL III Super Jumbo/0.15%                                          10.210426    11.592104    12.339009
              Lincoln CVUL III SC (Elite)                      17.024504     19.453340    19.688520    22.230235    23.532824
              Lincoln CVUL III LC (Elite)                      17.565139     20.131791    20.436363    23.143969    24.573651
              Lincoln CVUL III LC (Elite)/0.20%                                           11.140081    12.641247    13.449028
              Lincoln Corporate Variable 4 - Band 1            13.934647     15.923079    16.115621    18.196022    19.262370
              Lincoln Corporate Variable 4 - Band 2            14.208213     16.284383    16.530772    18.720884    19.877368
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.167031
              Lincoln Corporate Variable 4 - Band 3            12.863917     14.773147    15.026712    17.051607    18.141209
              Lincoln Corporate Variable 4 - Band 4            13.997499     16.091044    16.383587    18.609917    19.818899
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.936815     13.735871    13.999589    15.917864    16.968916

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2
              Lincoln CVUL                                     16.830516     17.922045    15.311730    17.927696    21.654226
              Lincoln CVUL/0.35%                                             10.751393     9.217740    10.830383    13.127470
              Lincoln CVUL LC                                  17.117822     18.282695    15.666879    18.398602    22.289742
              Lincoln CVUL LC/0.20%                                          10.763634     9.242118    10.875318    13.201709
              Lincoln CVUL III Jumbo                           23.020108     24.635804    21.153353    24.891417    30.216060
              Lincoln CVUL III Super Jumbo                     21.953095     23.458723    20.112410    23.631075    28.643144
              Lincoln CVUL III Super Jumbo/0.15%                                          10.290190    12.114649    14.713501
              Lincoln CVUL III SC (Elite)                      19.482001     20.743112    17.721913    20.749652    25.062767
              Lincoln CVUL III LC (Elite)                      19.970088     21.329058    18.277377    21.464274    26.003776
              Lincoln CVUL III LC (Elite)/0.20%                                           10.289627    12.107931    14.697998
              Lincoln Corporate Variable 4 - Band 1            19.849372     21.136652    18.058140    21.143326    25.538268
              Lincoln Corporate Variable 4 - Band 2            20.241146     21.618561    18.525458    21.755613    26.356729
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.235668
              Lincoln Corporate Variable 4 - Band 3            16.760167     17.936501    15.401046    18.122605    21.999298
              Lincoln Corporate Variable 4 - Band 4            19.232400     20.602819    17.708193    20.858291    25.345502
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.882784     13.814552    11.885558    14.013869    17.045676
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
              Lincoln CVUL                                     15.792239     16.583363    17.715239    17.926691    17.253917
              Lincoln CVUL/0.35%                                             10.425828    11.176463    11.349517    10.961884
              Lincoln CVUL LC                                  16.247232     17.112420    18.335306    18.609888    17.965301
              Lincoln CVUL LC/0.20%                                          10.437700    11.205978    11.396568    11.023855
              Lincoln CVUL III Jumbo                           13.151393     13.879425    14.901035    15.154472    14.658858
              Lincoln CVUL III Super Jumbo                     12.649212     13.329441    14.289129    14.510379    14.014789
              Lincoln CVUL III Super Jumbo/0.15%                                          10.066038    10.242360     9.912349
              Lincoln CVUL III SC (Elite)                      15.792239     16.583363    17.715239    17.926691    17.253917
              Lincoln CVUL III LC (Elite)                      16.247232     17.112420    18.335306    18.609888    17.965301
              Lincoln CVUL III LC (Elite)/0.20%                                           11.205978    11.396568    11.023855
              Lincoln Corporate Variable 4 - Band 1            12.335814     12.953853    13.837886    14.003183    13.475183
              Lincoln Corporate Variable 4 - Band 2            12.574592     13.244186    14.190642    14.403166    13.904285
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.679639
              Lincoln Corporate Variable 4 - Band 3            12.610525     13.308615    14.288209    14.531222    14.055993
              Lincoln Corporate Variable 4 - Band 4            12.941291     13.671354    14.692327    14.957162    14.482480
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.208745     12.910381    13.888401    14.152888    13.717441
BLACKROCK EQUITY DIVIDEND V.I. CLASS I
              Lincoln CVUL III Jumbo                                                                                11.220310
              Lincoln CVUL III Super Jumbo                                                                          11.209301
              Lincoln CVUL III Super Jumbo/0.15%                                                                    11.223982
              Lincoln CVUL III SC (Elite)                                                                           11.183657
              Lincoln CVUL III LC (Elite)                                                                           11.205634
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.220310
              Lincoln Corporate Variable 4 - Band 1                                                                 11.183657
              Lincoln Corporate Variable 4 - Band 2                                                                 11.205634
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.220310
              Lincoln Corporate Variable 4 - Band 3                                                                 11.220310
              Lincoln Corporate Variable 4 - Band 4                                                                 11.227655
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            11.235004
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
              Lincoln CVUL III Jumbo                           11.695046     12.845136    12.371713    13.616374    15.594565
              Lincoln CVUL III Super Jumbo                     11.684155     12.813953    12.323166    13.542623    15.486860
              Lincoln CVUL III Super Jumbo/0.15%                                          10.151697    11.178599    12.809029
              Lincoln CVUL III SC (Elite)                      11.658781     12.741483    12.210630    13.372084    15.238429
              Lincoln CVUL III LC (Elite)                      11.680526     12.803574    12.307028    13.518113    15.451086
              Lincoln CVUL III LC (Elite)/0.20%                                           10.151141    11.172406    12.795492
              Lincoln Corporate Variable 4 - Band 1            11.658781     12.741451    12.210641    13.372187    15.238546
              Lincoln Corporate Variable 4 - Band 2            11.680520     12.804655    12.307986    13.519187    15.452349
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.690466
              Lincoln Corporate Variable 4 - Band 3            11.695046     12.845136    12.371713    13.616374    15.594565
              Lincoln Corporate Variable 4 - Band 4            11.702312     12.865967    12.404182    13.665764    15.666782
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.709580     12.886830    12.436734    13.715330    15.739356

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP CORE CLASS I
              Lincoln CVUL III Jumbo                                                                                10.483829
              Lincoln CVUL III Super Jumbo                                                                          10.481678
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.484547
              Lincoln CVUL III SC (Elite)                                                                           10.476659
              Lincoln CVUL III LC (Elite)                                                                           10.480960
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.483829
              Lincoln Corporate Variable 4 - Band 1                                                                 10.476659
              Lincoln Corporate Variable 4 - Band 2                                                                 10.480960
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.483829
              Lincoln Corporate Variable 4 - Band 3                                                                 10.483829
              Lincoln Corporate Variable 4 - Band 4                                                                 10.485264
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.486699
CLEARBRIDGE VARIABLE SMALL CAP GROWTH CLASS I
              Lincoln CVUL III Jumbo                                                                                10.592442
              Lincoln CVUL III Super Jumbo                                                                          10.590269
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.593166
              Lincoln CVUL III SC (Elite)                                                                           10.585199
              Lincoln CVUL III LC (Elite)                                                                           10.589544
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.592442
              Lincoln Corporate Variable 4 - Band 1                                                                 10.585199
              Lincoln Corporate Variable 4 - Band 2                                                                 10.589544
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.592442
              Lincoln Corporate Variable 4 - Band 3                                                                 10.592442
              Lincoln Corporate Variable 4 - Band 4                                                                 10.593891
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.595340
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
              Lincoln CVUL                                     14.905556     15.990471    16.894168    17.983399    17.632664
              Lincoln CVUL/0.35%                                             10.471859    11.102452    11.859696    11.669169
              Lincoln CVUL LC                                  15.161561     16.317760    17.291737    18.461891    18.156218
              Lincoln CVUL LC/0.20%                                          10.483775    11.131764    11.908857    11.735134
              Lincoln CVUL III Jumbo                           15.333469     16.535800    17.557860    18.783543    18.509532
              Lincoln CVUL III Super Jumbo                     15.204284     16.371920    17.357803    18.541694    18.243821
              Lincoln CVUL III Super Jumbo/0.15%                                          10.099166    10.809572    10.657212
              Lincoln CVUL III SC (Elite)                      14.905556     15.990471    16.894168    17.983399    17.632664
              Lincoln CVUL III LC (Elite)                      15.161561     16.317760    17.291737    18.461891    18.156218
              Lincoln CVUL III LC (Elite)/0.20%                                           11.131764    11.908857    11.735134
              Lincoln Corporate Variable 4 - Band 1            14.906894     15.995646    16.899604    17.989205    17.638356
              Lincoln Corporate Variable 4 - Band 2            15.161448     16.317635    17.291605    18.461751    18.156080
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.692364
              Lincoln Corporate Variable 4 - Band 3            14.938348     16.109695    17.105418    18.299517    18.032566
              Lincoln Corporate Variable 4 - Band 4            15.420234     16.646000    17.692549    18.946569    18.688861
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       13.941460     15.064725    16.027873    17.181069    16.964334
DELAWARE VIP EMERGING MARKETS STANDARD CLASS
              Lincoln CVUL                                     26.126394     30.742008    24.489411    27.830641    30.437938
              Lincoln CVUL/0.35%                                             11.706105     9.357966    10.671998    11.712709
              Lincoln CVUL LC                                  26.572502     31.360680    25.057454    28.561713    31.331324
              Lincoln CVUL LC/0.20%                                          11.719423     9.382699    10.716254    11.778932
              Lincoln CVUL III Jumbo                           26.873756     31.779617    25.443120    29.059345    31.941014
              Lincoln CVUL III Super Jumbo                     26.647329     31.464695    25.153161    28.685131    31.482446
              Lincoln CVUL III Super Jumbo/0.15%                                          10.160836    11.610795    12.768560
              Lincoln CVUL III SC (Elite)                      26.126394     30.742008    24.489411    27.830641    30.437938
              Lincoln CVUL III LC (Elite)                      26.572502     31.360680    25.057454    28.561713    31.331324
              Lincoln CVUL III LC (Elite)/0.20%                                            9.382699    10.716254    11.778932
              Lincoln Corporate Variable 4 - Band 1            26.126383     30.741919    24.489158    27.830141    30.437391
              Lincoln Corporate Variable 4 - Band 2            26.572499     31.360675    25.057449    28.561704    31.331317
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.578154
              Lincoln Corporate Variable 4 - Band 3            24.715536     29.227407    23.399791    26.725596    29.375837
              Lincoln Corporate Variable 4 - Band 4            27.026765     31.992479    25.639214    29.312595    32.251603
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       16.042683     19.009231    15.249531    17.451796    19.220795

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD STANDARD CLASS
              Lincoln CVUL                                     14.633507     16.757328    17.036913    19.933550    21.618717
              Lincoln CVUL/0.35%                                             10.978377    11.200685    13.150962    14.312728
              Lincoln CVUL LC                                  16.054817     18.440119    18.804118    22.067284    24.004724
              Lincoln CVUL LC/0.20%                                          10.990873    11.230270    13.205480    14.393631
              Lincoln CVUL III Jumbo                           20.466797     23.554625    24.067680    28.300767    30.847103
              Lincoln CVUL III Super Jumbo                     16.943605     19.470681    19.864957    23.323866    25.384315
              Lincoln CVUL III Super Jumbo/0.15%                                          10.288166    12.103722    13.199340
              Lincoln CVUL III SC (Elite)                      14.633507     16.757328    17.036913    19.933550    21.618717
              Lincoln CVUL III LC (Elite)                      16.054817     18.440119    18.804118    22.067284    24.004724
              Lincoln CVUL III LC (Elite)/0.20%                                           11.230270    13.205480    14.393631
              Lincoln Corporate Variable 4 - Band 1            16.003351     18.326004    18.631656    21.799382    23.642344
              Lincoln Corporate Variable 4 - Band 2            16.318345     18.742800    19.112775    22.429502    24.398743
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.251906
              Lincoln Corporate Variable 4 - Band 3            14.624437     16.830824    17.197425    20.222151    22.041621
              Lincoln Corporate Variable 4 - Band 4            16.240202     18.709049    19.135687    22.523829    24.574945
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       13.079296     15.082686    15.442068    18.194390    19.871106
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
              Lincoln CVUL                                     15.354926     16.913519    14.370973    16.439890    20.044801
              Lincoln CVUL/0.35%                                             10.822909     9.228250    10.593789    12.962034
              Lincoln CVUL LC                                  16.366558     18.086694    15.411622    17.683298    21.625596
              Lincoln CVUL LC/0.20%                                          10.835227     9.254154    10.642713    13.041429
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
              Lincoln CVUL                                     12.045461     12.492806    12.767095    13.029503    12.801087
              Lincoln CVUL/0.35%                                             10.218295    10.479253    10.732133    10.580964
              Lincoln CVUL LC                                  12.210428     12.701319    13.018794    13.326193    13.132003
              Lincoln CVUL LC/0.20%                                          10.229931    10.506933    10.776631    10.640787
              Lincoln CVUL III Jumbo                           12.327355     12.849240    13.197167    13.535920    13.365293
              Lincoln CVUL III Super Jumbo                     12.242102     12.741256    13.066647    13.381964    13.193471
              Lincoln CVUL III Super Jumbo/0.15%                                          10.036713    10.299490    10.174747
              Lincoln CVUL III SC (Elite)                      12.045461     12.492806    12.767095    13.029503    12.801087
              Lincoln CVUL III LC (Elite)                      12.210428     12.701319    13.018794    13.326193    13.132003
              Lincoln CVUL III LC (Elite)/0.20%                                           10.506933    10.776631    10.640787
              Lincoln Corporate Variable 4 - Band 1            12.045461     12.492806    12.767095    13.029503    12.801087
              Lincoln Corporate Variable 4 - Band 2            12.209622     12.700469    13.017917    13.325298    13.131131
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.897570
              Lincoln Corporate Variable 4 - Band 3            12.322615     12.843637    13.191011    13.529670    13.359235
              Lincoln Corporate Variable 4 - Band 4            12.384519     12.921736    13.284903    13.639539    13.481082
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.317080     12.863607    13.237974    13.604857    13.460441
DELAWARE VIP REIT STANDARD CLASS
              Lincoln CVUL                                     22.120146     27.893781    30.734664    35.690782    36.200744
              Lincoln CVUL/0.35%                                             11.547421    12.768092    14.878957    15.144476
              Lincoln CVUL LC                                  25.481819     32.229265    35.618389    41.486228    42.205441
              Lincoln CVUL LC/0.20%                                          11.560537    12.801754    14.940560    15.230013
              Lincoln CVUL III Jumbo                           17.527356     22.212803    24.597771    28.707355    29.263516
              Lincoln CVUL III Super Jumbo                     15.464797     19.569553    21.638238    25.215546    25.665525
              Lincoln CVUL III Super Jumbo/0.15%                                          10.836732    12.653560    12.905156
              Lincoln CVUL III SC (Elite)                      22.120146     27.893781    30.734664    35.690782    36.200744
              Lincoln CVUL III LC (Elite)                      25.481819     32.229265    35.618389    41.486228    42.205441
              Lincoln CVUL III LC (Elite)/0.20%                                           12.801754    14.940560    15.230013
              Lincoln Corporate Variable 4 - Band 1            14.245874     17.964184    19.793750    22.985674    23.314126
              Lincoln Corporate Variable 4 - Band 2            14.525973     18.372371    20.304348    23.649326    24.059320
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            8.882122
              Lincoln Corporate Variable 4 - Band 3            11.621197     14.727798    16.309107    19.033896    19.402652
              Lincoln Corporate Variable 4 - Band 4            14.154020     17.955610    19.903376    23.251888    23.726079
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.164926     11.638122    12.913495    15.101120    15.424505
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
              Lincoln CVUL                                     20.648492     27.121400    26.573477    30.057278    39.848582
              Lincoln CVUL/0.35%                                             12.011051    11.809699    13.404774    17.833701
              Lincoln CVUL LC                                  23.299989     30.695917    30.166246    34.223380    45.507690

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL LC/0.20%                                          12.024721    11.840919    13.460380    17.934536
              Lincoln CVUL III Jumbo                           18.868544     24.907538    24.526789    27.881268    37.148850
              Lincoln CVUL III Super Jumbo                     16.961853     22.357081    21.982289    24.951323    33.195221
              Lincoln CVUL III Super Jumbo/0.15%                                          10.606573    12.063240    16.081028
              Lincoln CVUL III SC (Elite)                      20.648492     27.121400    26.573477    30.057278    39.848582
              Lincoln CVUL III LC (Elite)                      23.299989     30.695917    30.166246    34.223380    45.507690
              Lincoln CVUL III LC (Elite)/0.20%                                           11.840919    13.460380    17.934536
              Lincoln Corporate Variable 4 - Band 1            15.094442     19.826258    19.425701    21.972404    29.130026
              Lincoln Corporate Variable 4 - Band 2            15.391442     20.277026    19.927127    22.607286    30.061693
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.894220
              Lincoln Corporate Variable 4 - Band 3            13.123109     17.323241    17.058429    19.391478    25.837098
              Lincoln Corporate Variable 4 - Band 4            14.781881     19.532409    19.253089    21.908184    29.219526
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.218685     13.516208    13.336265    15.190576    20.280326
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
              Lincoln CVUL                                                   16.009915    17.190777    18.952385    26.597770
              Lincoln CVUL/0.35%                                             12.824350    13.818590    15.287847    21.530737
              Lincoln CVUL LC                                                16.521527    17.793342    19.675752    27.695804
              Lincoln CVUL LC/0.20%                                          12.838925    13.855003    15.351322    21.651893
              Lincoln CVUL III Jumbo                                         21.640803    23.353425    25.875563    36.495555
              Lincoln CVUL III Super Jumbo                                   19.354252    20.854601    23.072245    32.492968
              Lincoln CVUL III Super Jumbo/0.15%                                          10.191733    11.298073    15.943050
              Lincoln CVUL III SC (Elite)                                    16.009915    17.190777    18.952385    26.597770
              Lincoln CVUL III LC (Elite)                                    16.521527    17.793342    19.675752    27.695804
              Lincoln CVUL III LC (Elite)/0.20%                                           13.855003    15.351322    21.651893
              Lincoln Corporate Variable 4 - Band 1                          17.301424    18.577473    20.481181    28.743281
              Lincoln Corporate Variable 4 - Band 2                          17.693854    19.055957    21.071803    29.660900
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.465385
              Lincoln Corporate Variable 4 - Band 3                          16.488986    17.793905    19.715624    27.807426
              Lincoln Corporate Variable 4 - Band 4                          17.028963    18.395001    20.402020    28.804273
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     14.167620    15.319445    17.007897    24.036337
DELAWARE VIP TREND STANDARD CLASS
              Lincoln CVUL                                     11.760376
              Lincoln CVUL LC                                  12.099810
              Lincoln CVUL III Jumbo                           15.817454
              Lincoln CVUL III Super Jumbo                     14.167396
              Lincoln CVUL III SC (Elite)                      11.760376
              Lincoln CVUL III LC (Elite)                      12.099810
              Lincoln Corporate Variable 4 - Band 1            12.709054
              Lincoln Corporate Variable 4 - Band 2            12.958447
              Lincoln Corporate Variable 4 - Band 3            12.051925
              Lincoln Corporate Variable 4 - Band 4            12.434202
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.334580
DELAWARE VIP U.S. GROWTH STANDARD CLASS
              Lincoln CVUL III Jumbo                           13.040952     14.824301    15.923163    18.470315    24.839944
              Lincoln CVUL III Super Jumbo                     12.370560     14.041171    15.059373    17.442184    23.422125
              Lincoln CVUL III Super Jumbo/0.15%                                          10.565900    12.262201    16.499155
              Lincoln CVUL III SC (Elite)                       9.876467     11.171119    11.939329    13.780181    18.440028
              Lincoln CVUL III LC (Elite)                      10.124145     11.485644    12.312372    14.253385    19.130506
              Lincoln CVUL III LC (Elite)/0.20%                                           10.565322    12.255417    16.481757
              Lincoln Corporate Variable 4 - Band 1            11.699857     13.233528    14.143564    16.324274    21.844420
              Lincoln Corporate Variable 4 - Band 2            11.934745     13.557318    14.531333    16.822241    22.578365
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.995262
              Lincoln Corporate Variable 4 - Band 3            11.997462     13.638105    14.649053    16.992393    22.852342
              Lincoln Corporate Variable 4 - Band 4            11.989931     13.643097    14.669169    17.032809    22.929623
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.816143     11.180824    12.033658    13.986549    18.847542
DELAWARE VIP VALUE STANDARD CLASS
              Lincoln CVUL III Jumbo                           14.612732     16.862264    18.433476    21.106776    28.161852
              Lincoln CVUL III Super Jumbo                     13.406324     15.446970    16.860988    19.277317    25.682364
              Lincoln CVUL III Super Jumbo/0.15%                                          10.717710    12.278172    16.390415

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III SC (Elite)                      12.095021     13.886776    15.104996    17.209366    22.847283
              Lincoln CVUL III LC (Elite)                      12.392940     14.272294    15.571140    17.793712    23.693980
              Lincoln CVUL III LC (Elite)/0.20%                                           10.717124    12.271386    16.373172
              Lincoln Corporate Variable 4 - Band 1            12.356953     14.188168    15.432828    17.582871    23.343151
              Lincoln Corporate Variable 4 - Band 2            12.600158     14.510840    15.831242    18.090955    24.089787
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.518957
              Lincoln Corporate Variable 4 - Band 3            11.098959     12.807569    14.000969    16.031448    21.390062
              Lincoln Corporate Variable 4 - Band 4            12.582995     14.534592    15.904811    18.229596    24.347277
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.560545     11.054394    12.108633    13.892421    18.573129
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
              Lincoln CVUL III Jumbo                           11.604710     13.025139    12.626311    13.826304    13.927551
              Lincoln CVUL III Super Jumbo                     11.593903     12.993521    12.576773    13.751423    13.831359
              Lincoln CVUL III Super Jumbo/0.15%                                          10.105209    11.071130    11.157780
              Lincoln CVUL III SC (Elite)                      11.568725     12.920040    12.461936    13.578272    13.609482
              Lincoln CVUL III LC (Elite)                      11.590303     12.982998    12.560303    13.726553    13.799442
              Lincoln CVUL III LC (Elite)/0.20%                                           10.104656    11.064992    11.146019
              Lincoln Corporate Variable 4 - Band 1            11.568725     12.920040    12.461936    13.578272    13.609482
              Lincoln Corporate Variable 4 - Band 2            11.590303     12.982998    12.560303    13.726553    13.799442
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.759774
              Lincoln Corporate Variable 4 - Band 3            11.604710     13.025139    12.626311    13.826304    13.927551
              Lincoln Corporate Variable 4 - Band 4            11.611920     13.046261    12.659445    13.876450    13.992050
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.619279     13.067525    12.692769    13.926896    14.056967
DWS EQUITY 500 INDEX VIP CLASS A
              Lincoln CVUL                                      9.404211     10.711803    10.834775    12.448199    16.307908
              Lincoln CVUL/0.35%                                             10.828568    10.988410    12.669274    16.656191
              Lincoln CVUL LC                                   9.196745     10.506908    10.656942    12.280651    16.136711
              Lincoln CVUL LC/0.20%                                          10.840895    11.017726    12.721807    16.749824
              Lincoln CVUL III Jumbo                           13.822869     15.823655    16.081760    18.569081    24.448480
              Lincoln CVUL III Super Jumbo                     12.960604     14.814363    15.033424    17.332599    22.786323
              Lincoln CVUL III Super Jumbo/0.15%                                          10.566721    12.207144    16.080239
              Lincoln CVUL III SC (Elite)                       9.404211     10.711803    10.834775    12.448199    16.307908
              Lincoln CVUL III LC (Elite)                       9.196745     10.506908    10.656942    12.280651    16.136711
              Lincoln CVUL III LC (Elite)/0.20%                                           11.017726    12.721807    16.749824
              Lincoln Corporate Variable 4 - Band 1            11.910156     13.566147    13.718622    15.761484    20.648515
              Lincoln Corporate Variable 4 - Band 2            12.145467     13.875704    14.073843    16.218156    21.310569
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.555167
              Lincoln Corporate Variable 4 - Band 3            11.098681     12.705155    12.912393    14.909517    19.630214
              Lincoln Corporate Variable 4 - Band 4            12.119661     13.887786    14.128445    16.329964    21.521900
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.837430     11.283870    11.490896    13.294707    17.539132
DWS SMALL CAP INDEX VIP CLASS A
              Lincoln CVUL                                     14.521332     18.225960    17.299737    19.970857    27.494074
              Lincoln CVUL/0.35%                                             11.533883    10.986171    12.726903    17.582619
              Lincoln CVUL LC                                  15.216756     19.156111    18.237310    21.116418    29.158427
              Lincoln CVUL LC/0.20%                                          11.547010    11.015203    12.779682    17.682011
              Lincoln CVUL III Jumbo                           17.116560     21.590827    20.596444    23.895696    33.062163
              Lincoln CVUL III Super Jumbo                     15.422109     19.424324    18.501917    21.433506    29.611065
              Lincoln CVUL III Super Jumbo/0.15%                                          10.573288    12.273108    16.989595
              Lincoln CVUL III SC (Elite)                      14.521332     18.225960    17.299737    19.970857    27.494074
              Lincoln CVUL III LC (Elite)                      15.216756     19.156111    18.237310    21.116418    29.158427
              Lincoln CVUL III LC (Elite)/0.20%                                           11.015203    12.779682    17.682011
              Lincoln Corporate Variable 4 - Band 1            13.517826     16.966429    16.104192    18.590741    25.594209
              Lincoln Corporate Variable 4 - Band 2            13.783416     17.351703    16.519447    19.127358    26.411853
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.200883
              Lincoln Corporate Variable 4 - Band 3            11.933235     15.052581    14.359315    16.659469    23.050092
              Lincoln Corporate Variable 4 - Band 4            12.746396     16.094362    15.368505    17.848153    24.719432
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.732519     12.301145    11.758124    13.668899    18.950155
FIDELITY VIP ASSET MANAGER SERVICE CLASS
              Lincoln CVUL                                     12.558090     14.233987    13.754661    15.355929    17.617278
              Lincoln CVUL/0.35%                                             10.951047    10.619396    11.897217    13.697066

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL LC                                  12.447919     14.151470    13.716032    15.358790    17.673480
              Lincoln CVUL LC/0.20%                                          10.963514    10.647462    11.946560    13.774502
              Lincoln CVUL III Jumbo                           14.382455     16.383465    15.911154    17.852474    20.584095
              Lincoln CVUL III Super Jumbo                     13.416169     15.259852    14.797708    16.578302    19.086321
              Lincoln CVUL III Super Jumbo/0.15%                                          10.147643    11.391448    13.141029
              Lincoln CVUL III SC (Elite)                      12.558090     14.233987    13.754661    15.355929    17.617278
              Lincoln CVUL III LC (Elite)                      12.447919     14.151470    13.716032    15.358790    17.673480
              Lincoln CVUL III LC (Elite)/0.20%                                           10.647462    11.946560    13.774502
              Lincoln Corporate Variable 4 - Band 1            12.543470     14.217416    13.738648    15.338052    17.596768
              Lincoln Corporate Variable 4 - Band 2            12.790041     14.540414    14.093008    15.780917    18.159225
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.817744
              Lincoln Corporate Variable 4 - Band 3            12.448985     14.180959    13.772179    15.452547    17.817040
              Lincoln Corporate Variable 4 - Band 4            13.015207     14.840822    14.427400    16.203857    18.701928
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.625887     13.269867    12.913129    14.517649    16.772499
FIDELITY VIP CONTRAFUND SERVICE CLASS
              Lincoln CVUL                                     14.158610     16.465272    15.920225    18.387415    23.946061
              Lincoln CVUL/0.35%                                             11.080602    10.750363    12.459904    16.283324
              Lincoln CVUL LC                                  14.210786     16.575560    16.074019    18.620786    24.322786
              Lincoln CVUL LC/0.20%                                          11.093206    10.779104    12.511929    16.375987
              Lincoln CVUL III Jumbo                           17.303943     20.223806    19.651174    22.810254    29.854743
              Lincoln CVUL III Super Jumbo                     16.392594     19.129989    18.560442    21.511906    28.113258
              Lincoln CVUL III Super Jumbo/0.15%                                          10.445416    12.130659    15.884903
              Lincoln CVUL III SC (Elite)                      14.158610     16.465272    15.920225    18.387415    23.946061
              Lincoln CVUL III LC (Elite)                      14.210786     16.575560    16.074019    18.620786    24.322786
              Lincoln CVUL III LC (Elite)/0.20%                                           10.779104    12.511929    16.375987
              Lincoln Corporate Variable 4 - Band 1            15.038938     17.489025    16.909009    19.529422    25.433313
              Lincoln Corporate Variable 4 - Band 2            15.334417     17.886170    17.344972    20.093110    26.245959
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.765157
              Lincoln Corporate Variable 4 - Band 3            13.587705     15.880491    15.430838    17.911466    23.443064
              Lincoln Corporate Variable 4 - Band 4            14.913995     17.448000    16.970941    19.718850    25.834421
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.747258     12.585862    12.254001    14.252386    18.691265
FIDELITY VIP EQUITY-INCOME SERVICE CLASS
              Lincoln CVUL III Jumbo                           13.728318     15.768031    15.871683    18.562485    23.714651
              Lincoln CVUL III Super Jumbo                     12.829508     14.713612    14.788115    17.269307    22.029497
              Lincoln CVUL III Super Jumbo/0.15%                                          10.657601    12.470665    15.939960
              Lincoln CVUL III SC (Elite)                      11.632040     13.293718    13.314308    15.493930    19.695744
              Lincoln CVUL III LC (Elite)                      11.921788     13.665758    13.728083    16.023412    20.429969
              Lincoln CVUL III LC (Elite)/0.20%                                           10.657018    12.463753    15.923150
              Lincoln Corporate Variable 4 - Band 1            11.719842     13.394062    13.414808    15.610882    19.844413
              Lincoln Corporate Variable 4 - Band 2            11.949752     13.697815    13.760285    16.061000    20.477903
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.209287
              Lincoln Corporate Variable 4 - Band 3            10.524824     12.088572    12.168036    14.230942    18.180853
              Lincoln Corporate Variable 4 - Band 4            11.874609     13.652543    13.756050    16.104265    20.594700
FIDELITY VIP FREEDOM 2020 SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                10.805940
              Lincoln CVUL III Super Jumbo                                                                          10.795337
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.809477
              Lincoln CVUL III SC (Elite)                                                                           10.770635
              Lincoln CVUL III LC (Elite)                                                                           10.791805
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.805940
              Lincoln Corporate Variable 4 - Band 1                                                                 10.770635
              Lincoln Corporate Variable 4 - Band 2                                                                 10.791824
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.805940
              Lincoln Corporate Variable 4 - Band 3                                                                 10.805940
              Lincoln Corporate Variable 4 - Band 4                                                                 10.813015
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.820095
FIDELITY VIP FREEDOM 2030 SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                11.134620
              Lincoln CVUL III Super Jumbo                                                                          11.123697
              Lincoln CVUL III Super Jumbo/0.15%                                                                    11.138264

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III SC (Elite)                                                                           11.098250
              Lincoln CVUL III LC (Elite)                                                                           11.120058
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.134620
              Lincoln Corporate Variable 4 - Band 1                                                                 11.098250
              Lincoln Corporate Variable 4 - Band 2                                                                 11.120064
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.134620
              Lincoln Corporate Variable 4 - Band 3                                                                 11.134620
              Lincoln Corporate Variable 4 - Band 4                                                                 11.141909
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            11.149203
FIDELITY VIP FREEDOM 2040 SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                11.331351
              Lincoln CVUL III Super Jumbo                                                                          11.320236
              Lincoln CVUL III Super Jumbo/0.15%                                                                    11.335059
              Lincoln CVUL III SC (Elite)                                                                           11.294342
              Lincoln CVUL III LC (Elite)                                                                           11.316533
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.331351
              Lincoln Corporate Variable 4 - Band 1                                                                 11.294342
              Lincoln Corporate Variable 4 - Band 2                                                                 11.316533
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.331351
              Lincoln Corporate Variable 4 - Band 3                                                                 11.331351
              Lincoln Corporate Variable 4 - Band 4                                                                 11.338768
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            11.346187
FIDELITY VIP FREEDOM 2050 SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                11.381203
              Lincoln CVUL III Super Jumbo                                                                          11.370039
              Lincoln CVUL III Super Jumbo/0.15%                                                                    11.384927
              Lincoln CVUL III SC (Elite)                                                                           11.344031
              Lincoln CVUL III LC (Elite)                                                                           11.366320
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.381203
              Lincoln Corporate Variable 4 - Band 1                                                                 11.344031
              Lincoln Corporate Variable 4 - Band 2                                                                 11.366349
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.381203
              Lincoln Corporate Variable 4 - Band 3                                                                 11.381203
              Lincoln Corporate Variable 4 - Band 4                                                                 11.388652
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            11.396109
FIDELITY VIP FREEDOM INCOME SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                10.229068
              Lincoln CVUL III Super Jumbo                                                                          10.219027
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.232417
              Lincoln CVUL III SC (Elite)                                                                           10.195637
              Lincoln CVUL III LC (Elite)                                                                           10.215683
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.229068
              Lincoln Corporate Variable 4 - Band 1                                                                 10.195637
              Lincoln Corporate Variable 4 - Band 2                                                                 10.215691
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.229068
              Lincoln Corporate Variable 4 - Band 3                                                                 10.229068
              Lincoln Corporate Variable 4 - Band 4                                                                 10.235767
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.242471
FIDELITY VIP GROWTH SERVICE CLASS
              Lincoln CVUL                                      8.007199      9.865066     9.810571    11.159181    15.093192
              Lincoln CVUL/0.35%                                             11.602677    11.578433    13.216203    17.938008
              Lincoln CVUL LC                                   7.588981      9.377019     9.352747    10.670359    14.475367
              Lincoln CVUL LC/0.20%                                          11.615884    11.609023    13.270994    18.039390
              Lincoln CVUL III Jumbo                           12.521509     15.502640    15.493484    17.711564    24.075500
              Lincoln CVUL III Super Jumbo                     11.768011     14.547936    14.517538    16.571044    22.491446
              Lincoln CVUL III Super Jumbo/0.15%                                          10.296669    11.776644    16.016104
              Lincoln CVUL III SC (Elite)                       8.007199      9.865066     9.810571    11.159181    15.093192
              Lincoln CVUL III LC (Elite)                       7.588981      9.377019     9.352747    10.670359    14.475367
              Lincoln CVUL III LC (Elite)/0.20%                                           11.609023    13.270994    18.039390

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 1            10.696412     13.176867    13.103378    14.904600    20.159005
              Lincoln Corporate Variable 4 - Band 2            10.906870     13.476638    13.441752    15.335422    20.803970
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.179806
              Lincoln Corporate Variable 4 - Band 3            10.540504     13.049996    13.042287    14.909450    20.266559
              Lincoln Corporate Variable 4 - Band 4            10.608420     13.147210    13.152598    15.050584    20.478856
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.455103     11.729590    11.746145    13.454609    18.325562
FIDELITY VIP HIGH INCOME SERVICE CLASS
              Lincoln CVUL                                     12.459380     14.078377    14.528928    16.475729    17.321792
              Lincoln CVUL/0.35%                                             10.932875    11.322317    12.884441    13.593567
              Lincoln CVUL LC                                  12.825182     14.535869    15.047020    17.114480    18.047393
              Lincoln CVUL LC/0.20%                                          10.945318    11.352809    12.937112    13.669621
FIDELITY VIP INVESTMENT GRADE BOND SERVICE CLASS
              Lincoln CVUL III Jumbo                                                                                 9.723077
              Lincoln CVUL III Super Jumbo                                                                           9.713529
              Lincoln CVUL III Super Jumbo/0.15%                                                                     9.726261
              Lincoln CVUL III SC (Elite)                                                                            9.691286
              Lincoln CVUL III LC (Elite)                                                                            9.710348
              Lincoln CVUL III LC (Elite)/0.20%                                                                      9.723077
              Lincoln Corporate Variable 4 - Band 1                                                                  9.691286
              Lincoln Corporate Variable 4 - Band 2                                                                  9.710348
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.723077
              Lincoln Corporate Variable 4 - Band 3                                                                  9.723077
              Lincoln Corporate Variable 4 - Band 4                                                                  9.729447
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                             9.735821
FIDELITY VIP MID CAP SERVICE CLASS
              Lincoln CVUL                                     13.038334     16.662521    14.772996    16.833868    22.744814
              Lincoln CVUL/0.35%                                             12.062364    10.732047    12.272056    16.639277
              Lincoln CVUL LC                                  13.221366     16.948327    15.071604    17.225727    23.344156
              Lincoln CVUL LC/0.20%                                          12.076087    10.760408    12.322952    16.733342
              Lincoln CVUL III Jumbo                           13.343541     17.139143    15.271848    17.489506    23.749011
              Lincoln CVUL III Super Jumbo                     13.251233     16.995101    15.120769    17.290544    23.443680
              Lincoln CVUL III Super Jumbo/0.15%                                          10.146906    11.626170    15.795071
              Lincoln CVUL III SC (Elite)                      13.038334     16.662521    14.772996    16.833868    22.744814
              Lincoln CVUL III LC (Elite)                      13.221366     16.948327    15.071604    17.225727    23.344156
              Lincoln CVUL III LC (Elite)/0.20%                                           10.760408    12.322952    16.733342
              Lincoln Corporate Variable 4 - Band 1            13.038249     16.663604    14.773974    16.834974    22.746273
              Lincoln Corporate Variable 4 - Band 2            13.220607     16.947359    15.070744    17.224733    23.342784
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.106548
              Lincoln Corporate Variable 4 - Band 3            13.343549     17.139154    15.271859    17.489520    23.749030
              Lincoln Corporate Variable 4 - Band 4            13.405429     17.235839    15.373398    17.623410    23.954762
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.530992     14.840621    13.250260    15.204726    20.687803
FIDELITY VIP OVERSEAS SERVICE CLASS
              Lincoln CVUL                                     10.340143     11.602071     9.536253    11.414955    14.778615
              Lincoln CVUL/0.35%                                             11.128144     9.178856    11.025645    14.324585
              Lincoln CVUL LC                                  10.633237     11.966739     9.865611    11.844655    15.380963
              Lincoln CVUL LC/0.20%                                          11.140798     9.203131    11.071388    14.405584
              Lincoln CVUL III Jumbo                           18.450311     20.805663    17.187010    20.676011    26.902683
              Lincoln CVUL III Super Jumbo                     18.224570     20.520337    16.925842    20.331327    26.414584
              Lincoln CVUL III Super Jumbo/0.15%                                          10.189684    12.264339    15.965771
              Lincoln CVUL III SC (Elite)                      10.340143     11.602071     9.536253    11.414955    14.778615
              Lincoln CVUL III LC (Elite)                      10.633237     11.966739     9.865611    11.844655    15.380963
              Lincoln CVUL III LC (Elite)/0.20%                                            9.203131    11.071388    14.405584
              Lincoln Corporate Variable 4 - Band 1            15.505261     17.397557    14.299751    17.116913    22.160825
              Lincoln Corporate Variable 4 - Band 2            15.809856     17.792547    14.668530    17.611035    22.868916
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.831472
              Lincoln Corporate Variable 4 - Band 3            13.765738     15.523062    12.823189    15.426324    20.072029
              Lincoln Corporate Variable 4 - Band 4            15.044244     16.981725    14.042223    16.909717    22.024144
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.813025     12.217786    10.113043    12.190353    15.893255

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES CLASS 1
              Lincoln CVUL III Jumbo                           11.236920     12.657262    12.974554    14.620366    16.660535
              Lincoln CVUL III Super Jumbo                     11.176224     12.570042    12.865827    14.476128    16.471453
              Lincoln CVUL III Super Jumbo/0.15%                                          10.402261    11.727639    13.370829
              Lincoln CVUL III SC (Elite)                      11.035871     12.368855    12.615658    14.145076    16.038558
              Lincoln CVUL III LC (Elite)                      11.156064     12.541100    12.829786    14.428363    16.408901
              Lincoln CVUL III LC (Elite)/0.20%                                           10.401692    11.721138    13.356740
              Lincoln Corporate Variable 4 - Band 1            11.036917     12.370028    12.616906    14.146435    16.040075
              Lincoln Corporate Variable 4 - Band 2            11.156062     12.541098    12.829782    14.428359    16.408897
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.582422
              Lincoln Corporate Variable 4 - Band 3            11.233497     12.653409    12.970611    14.615889    16.655444
              Lincoln Corporate Variable 4 - Band 4            11.277567     12.715745    13.047548    14.717323    16.787793
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.318362     12.774500    13.120955    14.814924    16.916026
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES CLASS 1
              Lincoln CVUL III Jumbo                                                                                11.504934
              Lincoln CVUL III Super Jumbo                                                                          11.493648
              Lincoln CVUL III Super Jumbo/0.15%                                                                    11.508698
              Lincoln CVUL III SC (Elite)                                                                           11.467358
              Lincoln CVUL III LC (Elite)                                                                           11.489889
              Lincoln CVUL III LC (Elite)/0.20%                                                                     11.504934
              Lincoln Corporate Variable 4 - Band 1                                                                 11.467358
              Lincoln Corporate Variable 4 - Band 2                                                                 11.489889
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.504934
              Lincoln Corporate Variable 4 - Band 3                                                                 11.504934
              Lincoln Corporate Variable 4 - Band 4                                                                 11.512464
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            11.519959
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
              Lincoln CVUL III Jumbo                                                                                12.327869
              Lincoln CVUL III Super Jumbo                                                                          12.315780
              Lincoln CVUL III Super Jumbo/0.15%                                                                    12.331901
              Lincoln CVUL III SC (Elite)                                                                           12.287617
              Lincoln CVUL III LC (Elite)                                                                           12.311752
              Lincoln CVUL III LC (Elite)/0.20%                                                                     12.327869
              Lincoln Corporate Variable 4 - Band 1                                                                 12.287617
              Lincoln Corporate Variable 4 - Band 2                                                                 12.311752
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.327869
              Lincoln Corporate Variable 4 - Band 3                                                                 12.327869
              Lincoln Corporate Variable 4 - Band 4                                                                 12.335935
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            12.344117
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 1
              Lincoln CVUL III Jumbo                           16.007646     20.438956    19.461291    21.581261    29.830449
              Lincoln CVUL III Super Jumbo                     14.674892     18.709209    17.787555    19.695639    27.183302
              Lincoln CVUL III Super Jumbo/0.15%                                          10.254851    11.377626    15.734450
              Lincoln CVUL III SC (Elite)                      12.542530     15.934826    15.096856    16.657910    22.910470
              Lincoln CVUL III LC (Elite)                      12.855050     16.380886    15.566139    17.227801    23.765071
              Lincoln CVUL III LC (Elite)/0.20%                                           10.254290    11.371315    15.717866
              Lincoln Corporate Variable 4 - Band 1            13.307023     16.906078    16.016828    17.673155    24.312870
              Lincoln Corporate Variable 4 - Band 2            13.568744     17.290334    16.430338    18.183743    25.084093
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.247132
              Lincoln Corporate Variable 4 - Band 3            12.129566     15.485406    14.744645    16.349016    22.602916
              Lincoln Corporate Variable 4 - Band 4            12.747541     16.292634    15.528836    17.237676    23.850392
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.328300     13.213797    12.606950    14.008243    19.401461
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
              Lincoln CVUL                                      8.724483     11.056847    10.450438    11.503657    15.782036
              Lincoln CVUL/0.35%                                             11.856946    11.244675    12.421099    17.101122
              Lincoln CVUL LC                                   8.979292     11.413950    10.819758    11.945978    16.438058
              Lincoln CVUL LC/0.20%                                          11.870441    11.274448    12.472925    17.197490

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN U.S. GOVERNMENT CLASS 1
              Lincoln CVUL III Jumbo                           11.669487     12.293261    12.999471    13.248295    12.958151
              Lincoln CVUL III Super Jumbo                     11.623842     12.226829    12.909850    13.137241    12.830268
              Lincoln CVUL III Super Jumbo/0.15%                                          10.072037    10.269959    10.050066
              Lincoln CVUL III SC (Elite)                      11.518030     12.073211    12.703126    12.881717    12.536757
              Lincoln CVUL III LC (Elite)                      11.608667     12.204764    12.880113    13.100430    12.787921
              Lincoln CVUL III LC (Elite)/0.20%                                           10.071485    10.264264    10.039472
              Lincoln Corporate Variable 4 - Band 1            11.518030     12.073211    12.703126    12.881717    12.536757
              Lincoln Corporate Variable 4 - Band 2            11.608424     12.204499    12.879899    13.100237    12.787797
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.773346
              Lincoln Corporate Variable 4 - Band 3            11.669410     12.293202    12.999448    13.248280    12.958028
              Lincoln Corporate Variable 4 - Band 4            11.700015     12.337749    13.059564    13.322851    13.044113
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.730631     12.382405    13.119942    13.397836    13.130653
FTVIPT MUTUAL SHARES SECURITIES CLASS 1
              Lincoln CVUL III Jumbo                            9.354118     10.406292    10.303405    11.784784    15.116259
              Lincoln CVUL III Super Jumbo                      9.303566     10.334553    10.217024    11.668476    14.944656
              Lincoln CVUL III Super Jumbo/0.15%                                          10.575710    12.102288    15.531275
              Lincoln CVUL III SC (Elite)                       9.186673     10.169079    10.018276    11.401534    14.551784
              Lincoln CVUL III LC (Elite)                       9.286776     10.310750    10.188392    11.629962    14.887888
              Lincoln CVUL III LC (Elite)/0.20%                                           10.575132    12.095579    15.514913
              Lincoln Corporate Variable 4 - Band 1             9.186673     10.169079    10.018276    11.401534    14.551784
              Lincoln Corporate Variable 4 - Band 2             9.286863     10.310851    10.188491    11.630076    14.888035
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.352476
              Lincoln Corporate Variable 4 - Band 3             9.354059     10.406227    10.303338    11.784709    15.116141
              Lincoln Corporate Variable 4 - Band 4             9.387970     10.454393    10.361395    11.862965    15.231752
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.421928     10.502698    10.419694    11.941642    15.348100
FTVIPT TEMPLETON FOREIGN SECURITIES CLASS 2
              Lincoln CVUL                                     13.897219     14.960430    13.276141    15.587300    19.034074
              Lincoln CVUL/0.35%                                             10.811869     9.628339    11.344096    13.901115
              Lincoln CVUL LC                                  14.336000     15.479105    13.778320    16.225421    19.872786
              Lincoln CVUL LC/0.20%                                          10.824176     9.653796    11.391168    13.979731
FTVIPT TEMPLETON GLOBAL ASSET ALLOCATION CLASS 2
              Lincoln CVUL                                     17.226872
              Lincoln CVUL LC                                  17.710618
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 1
              Lincoln CVUL                                     15.398869     17.540578    17.312143    19.823657    20.057291
              Lincoln CVUL/0.35%                                             10.788882    10.685723    12.278808    12.467076
              Lincoln CVUL LC                                  15.614485     17.839572    17.660162    20.282896    20.583594
              Lincoln CVUL LC/0.20%                                          10.801162    10.713949    12.329715    12.537555
              Lincoln CVUL III Jumbo                           15.759206     18.040925    17.895256    20.594031    20.941180
              Lincoln CVUL III Super Jumbo                     15.650229     17.889342    17.718291    20.359829    20.672002
              Lincoln CVUL III Super Jumbo/0.15%                                          10.068691    11.592937    11.794252
              Lincoln CVUL III SC (Elite)                      15.398869     17.540578    17.312143    19.823657    20.057291
              Lincoln CVUL III LC (Elite)                      15.614485     17.839572    17.660162    20.282896    20.583594
              Lincoln CVUL III LC (Elite)/0.20%                                           10.713949    12.329715    12.537555
              Lincoln Corporate Variable 4 - Band 1            15.398869     17.540578    17.312143    19.823657    20.057291
              Lincoln Corporate Variable 4 - Band 2            15.613893     17.838892    17.659489    20.282120    20.582802
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.751402
              Lincoln Corporate Variable 4 - Band 3            15.759601     18.041374    17.895711    20.594552    20.941707
              Lincoln Corporate Variable 4 - Band 4            15.832425     18.142861    18.014380    20.751851    21.122771
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       15.914286     18.254896    18.143761    20.921794    21.317056
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 1
              Lincoln CVUL III Jumbo                           15.448342     16.610307    15.450374    18.719119    24.481809
              Lincoln CVUL III Super Jumbo                     15.005311     16.109789    14.962313    18.100645    23.637489
              Lincoln CVUL III Super Jumbo/0.15%                                          10.467191    12.688013    16.602314
              Lincoln CVUL III SC (Elite)                      13.231629     14.155960    13.101645    15.794354    20.553729
              Lincoln CVUL III LC (Elite)                      13.563486     14.554564    13.511096    16.336871    21.323537
              Lincoln CVUL III LC (Elite)/0.20%                                           10.466619    12.680980    16.584826
              Lincoln Corporate Variable 4 - Band 1            13.509879     14.453640    13.377161    16.126507    20.985974

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 2            13.774840     14.781371    13.721643    16.591454    21.655828
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.710403
              Lincoln Corporate Variable 4 - Band 3            11.802860     12.690638    11.804417    14.301818    18.704640
              Lincoln Corporate Variable 4 - Band 4            13.357074     14.375873    13.385270    16.233420    21.252044
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.726034     10.478507     9.766314    11.856192    15.537136
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
              Lincoln CVUL                                     14.738536     15.717915    14.519503    17.455712    22.676349
              Lincoln CVUL/0.35%                                             10.578652     9.806398    11.830815    15.422998
              Lincoln CVUL LC                                  14.842046     15.874373    14.710917    17.738946    23.113464
              Lincoln CVUL LC/0.20%                                          10.590743     9.832097    11.880148    15.510601
GOLDMAN SACHS VIT MID CAP VALUE SERVICE CLASS
              Lincoln CVUL III Jumbo                                                      10.588752    12.489471    16.522426
              Lincoln CVUL III Super Jumbo                                                10.585181    12.466556    16.467409
              Lincoln CVUL III Super Jumbo/0.15%                                          10.375105    12.243591    16.205245
              Lincoln CVUL III SC (Elite)                                                 10.576856    12.413249    16.339746
              Lincoln CVUL III LC (Elite)                                                 10.583992    12.458926    16.449111
              Lincoln CVUL III LC (Elite)/0.20%                                           10.374537    12.236804    16.188171
              Lincoln Corporate Variable 4 - Band 1                                       10.576856    12.413249    16.339746
              Lincoln Corporate Variable 4 - Band 2                                       10.583992    12.458926    16.449111
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.500088
              Lincoln Corporate Variable 4 - Band 3                                       10.588752    12.489471    16.522426
              Lincoln Corporate Variable 4 - Band 4                                       10.591132    12.504771    16.559206
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                  10.593519    12.520091    16.596068
INVESCO V.I. AMERICAN FRANCHISE SERIES I
              Lincoln CVUL III Jumbo                                                                   14.208619    19.871675
              Lincoln CVUL III Super Jumbo                                                             13.419606    18.740079
              Lincoln CVUL III Super Jumbo/0.15%                                                       11.501118    16.093096
              Lincoln CVUL III SC (Elite)                                                              10.063759    14.004677
              Lincoln CVUL III LC (Elite)                                                              10.405405    14.523580
              Lincoln CVUL III LC (Elite)/0.20%                                                        11.494743    16.076143
              Lincoln Corporate Variable 4 - Band 1                                                    12.037566    16.751417
              Lincoln Corporate Variable 4 - Band 2                                                    12.385747    17.287688
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.624305
              Lincoln Corporate Variable 4 - Band 4                                                    12.357623    17.300213
INVESCO V.I. CAPITAL APPRECIATION SERIES I
              Lincoln CVUL III Jumbo                           11.939716     13.761498    12.647590
              Lincoln CVUL III Super Jumbo                     11.327551     13.036373    11.963182
              Lincoln CVUL III Super Jumbo/0.15%                                          10.232433
              Lincoln CVUL III SC (Elite)                       8.584525      9.845055     9.002984
              Lincoln CVUL III LC (Elite)                       8.796434     10.118367     9.280749
              Lincoln CVUL III LC (Elite)/0.20%                                           10.231873
              Lincoln Corporate Variable 4 - Band 1            10.268210     11.775968    10.768741
              Lincoln Corporate Variable 4 - Band 2            10.470560     12.044081    11.047048
              Lincoln Corporate Variable 4 - Band 4            10.353193     11.944829    10.988964
INVESCO V.I. GROWTH AND INCOME SERIES I
              Lincoln CVUL III Jumbo                                                      10.616863    12.146221    16.253345
              Lincoln CVUL III Super Jumbo                                                10.613284    12.123933    16.199223
              Lincoln CVUL III Super Jumbo/0.15%                                          10.683755    12.228859    16.372103
              Lincoln CVUL III SC (Elite)                                                 10.604936    12.072087    16.073637
              Lincoln CVUL III LC (Elite)                                                 10.612091    12.116513    16.181222
              Lincoln CVUL III LC (Elite)/0.20%                                           10.683170    12.222080    16.354854
              Lincoln Corporate Variable 4 - Band 1                                       10.604936    12.072087    16.073637
              Lincoln Corporate Variable 4 - Band 2                                       10.612091    12.116513    16.181222
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.544244
              Lincoln Corporate Variable 4 - Band 3                                       10.616863    12.146221    16.253345
              Lincoln Corporate Variable 4 - Band 4                                       10.619250    12.161102    16.289526
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                  10.621638    12.175975    16.325753
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
              Lincoln CVUL III Jumbo                           22.005881     24.786809    23.069740    26.599715    31.593873
              Lincoln CVUL III Super Jumbo                     21.276977     23.929907    22.238768    25.603185    30.364686

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III Super Jumbo/0.15%                                          10.243073    11.816301    14.041854
              Lincoln CVUL III SC (Elite)                      17.969326     20.139298    18.650560    21.397157    25.287836
              Lincoln CVUL III LC (Elite)                      18.426362     20.713513    19.240042    22.139728    26.244001
              Lincoln CVUL III LC (Elite)/0.20%                                           10.242512    11.809752    14.027060
              Lincoln Corporate Variable 4 - Band 1            19.504107     21.859419    20.243526    23.224713    27.447699
              Lincoln Corporate Variable 4 - Band 2            19.887823     22.356375    20.766038    23.895709    28.325507
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.192485
              Lincoln Corporate Variable 4 - Band 4            19.540406     22.031766    20.526092    23.690519    28.166606
JANUS ASPEN BALANCED INSTITUTIONAL CLASS
              Lincoln CVUL                                     16.593834     17.859339    18.025082    20.337273    24.265776
              Lincoln CVUL/0.35%                                             10.440824    10.574829    11.973142    14.336027
              Lincoln CVUL LC                                  15.949206     17.217831    17.429355    19.724279    23.605043
              Lincoln CVUL LC/0.20%                                          10.452712    10.602769    12.022786    14.417067
JANUS ASPEN BALANCED SERVICE CLASS
              Lincoln CVUL III Jumbo                           16.625571     17.939540    18.146215    20.532155    24.548860
              Lincoln CVUL III Super Jumbo                     15.876873     17.106007    17.277135    19.519518    23.303158
              Lincoln CVUL III Super Jumbo/0.15%                                          10.339982    11.705375    14.002292
              Lincoln CVUL III SC (Elite)                      15.321145     16.449616    16.556106    18.639587    22.174954
              Lincoln CVUL III LC (Elite)                      15.706913     16.914439    17.075104    19.281626    23.007648
              Lincoln CVUL III LC (Elite)/0.20%                                           10.339417    11.698886    13.987539
              Lincoln Corporate Variable 4 - Band 1            15.152264     16.268362    16.373718    18.434233    21.930501
              Lincoln Corporate Variable 4 - Band 2            15.450270     16.638060    16.796101    18.966572    22.631715
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.975874
              Lincoln Corporate Variable 4 - Band 3            14.891112     16.068001    16.253116    18.390143    21.987806
              Lincoln Corporate Variable 4 - Band 4            15.764656     17.027591    17.240999    19.527425    23.370920
JANUS ASPEN ENTERPRISE INSTITUTIONAL CLASS
              Lincoln CVUL                                     10.562096     13.200561    12.921022    15.049546    19.783362
              Lincoln CVUL/0.35%                                             11.789534    11.581430    13.536548    17.839992
              Lincoln CVUL LC                                   8.154853     10.221850    10.036381    11.724815    15.459108
              Lincoln CVUL LC/0.20%                                          11.802950    11.612033    13.592692    17.957741
JANUS ASPEN ENTERPRISE SERVICE CLASS
              Lincoln CVUL III Jumbo                           19.792384     24.793506    24.335155    28.412183    37.439945
              Lincoln CVUL III Super Jumbo                     18.042444     22.567556    22.117127    25.783870    33.925624
              Lincoln CVUL III Super Jumbo/0.15%                                          10.410139    12.160293    16.032144
              Lincoln CVUL III SC (Elite)                      14.615611     18.217463    17.791426    20.668592    27.100167
              Lincoln CVUL III LC (Elite)                      14.958820     18.701207    18.318777    21.345137    28.071248
              Lincoln CVUL III LC (Elite)/0.20%                                           10.409570    12.153477    16.014815
              Lincoln Corporate Variable 4 - Band 1            16.308706     20.327803    19.852413    23.062875    30.239493
              Lincoln Corporate Variable 4 - Band 2            16.630948     20.791648    20.366470    23.731104    31.209063
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.982198
              Lincoln Corporate Variable 4 - Band 3            14.970791     18.753590    18.406905    21.490727    28.319247
              Lincoln Corporate Variable 4 - Band 4            16.170891     20.277179    19.922250    23.283211    30.711924
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL CLASS
              Lincoln CVUL                                     18.000067     19.299565    20.457415    22.008624    21.825429
              Lincoln CVUL/0.35%                                             10.542155    11.213786    12.106370    12.047696
              Lincoln CVUL LC                                  18.530232     19.927661    21.186638    22.861601    22.739429
              Lincoln CVUL LC/0.20%                                          10.554158    11.243401    12.156558    12.115802
JANUS ASPEN FLEXIBLE BOND SERVICE CLASS
              Lincoln CVUL III Jumbo                           14.927582     16.049015    17.040384    18.381984    18.285663
              Lincoln CVUL III Super Jumbo                     13.896524     14.918113    15.815889    17.035519    16.920852
              Lincoln CVUL III Super Jumbo/0.15%                                          10.107984    10.909243    10.857507
              Lincoln CVUL III SC (Elite)                      15.359550     16.431104    17.359083    18.632408    18.442324
              Lincoln CVUL III LC (Elite)                      15.750068     16.899469    17.907530    19.278819    19.139481
              Lincoln CVUL III LC (Elite)/0.20%                                           10.107430    10.903209    10.846076
              Lincoln Corporate Variable 4 - Band 1            13.506229     14.448492    15.264566    16.384225    16.217119
              Lincoln Corporate Variable 4 - Band 2            13.771382     14.776383    15.657801    16.856815    16.734980
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.845559
              Lincoln Corporate Variable 4 - Band 3            13.735227     14.767087    15.679280    16.913713    16.825098
              Lincoln Corporate Variable 4 - Band 4            14.162392     15.241563    16.199245    17.492100    17.417856
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       13.293441     14.320710    15.235752    16.468166    16.414672

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
              Lincoln CVUL                                      9.367003     10.774624     9.228677    11.004601    14.034263
              Lincoln CVUL/0.35%                                             10.958360     9.419252    11.271171    14.424309
              Lincoln CVUL LC                                   8.396327      9.687059     8.322652     9.953987    12.732520
              Lincoln CVUL LC/0.20%                                          10.970842     9.444390    11.318239    14.506548
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
              Lincoln CVUL III Jumbo                           12.821608     14.781811    12.688820    15.178446    19.401172
              Lincoln CVUL III Super Jumbo                     12.852929     14.795733    12.681700    15.147206    19.332241
              Lincoln CVUL III Super Jumbo/0.15%                                          10.243027    12.258898    15.677220
              Lincoln CVUL III SC (Elite)                      10.025988     11.501196     9.823387    11.692226    14.870579
              Lincoln CVUL III LC (Elite)                      10.267585     11.813695    10.120670    12.082235    15.412743
              Lincoln CVUL III LC (Elite)/0.20%                                           10.242466    12.252103    15.660702
              Lincoln Corporate Variable 4 - Band 1            11.634255     13.346100    11.399154    13.567773    17.255966
              Lincoln Corporate Variable 4 - Band 2            11.862958     13.642942    11.687765    13.953062    17.799271
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.450233
              Lincoln Corporate Variable 4 - Band 4            11.859637     13.686438    11.760318    14.081833    18.017471
JANUS ASPEN GLOBAL TECHNOLOGY SERVICE CLASS
              Lincoln CVUL                                      5.127029      6.333367     5.744670     6.796997     9.138304
              Lincoln CVUL/0.35%                                             11.663226    10.616246    12.604977    17.006268
              Lincoln CVUL LC                                   5.275078      6.536772     5.947004     7.057522     9.517049
              Lincoln CVUL LC/0.20%                                          11.676513    10.644308    12.657265    17.102412
JPMIT CORE BOND CLASS 1
              Lincoln CVUL III Jumbo                                                                                 9.758135
              Lincoln CVUL III Super Jumbo                                                                           9.748553
              Lincoln CVUL III Super Jumbo/0.15%                                                                     9.761331
              Lincoln CVUL III SC (Elite)                                                                            9.726232
              Lincoln CVUL III LC (Elite)                                                                            9.745362
              Lincoln CVUL III LC (Elite)/0.20%                                                                      9.758135
              Lincoln Corporate Variable 4 - Band 1                                                                  9.726232
              Lincoln Corporate Variable 4 - Band 2                                                                  9.745362
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.758135
              Lincoln Corporate Variable 4 - Band 3                                                                  9.758135
              Lincoln Corporate Variable 4 - Band 4                                                                  9.764528
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                             9.770925
LVIP BARON GROWTH OPPORTUNITIES STANDARD CLASS
              Lincoln CVUL                                     11.309379     14.229092    14.736211    17.345994    24.186053
              Lincoln CVUL/0.35%                                             11.764384    12.226405    14.442127    20.207625
              Lincoln CVUL LC                                  11.467574     14.471431    15.032243    17.747581    24.820263
              Lincoln CVUL LC/0.20%                                          11.777771    12.258703    14.502000    20.321825
              Lincoln CVUL III Jumbo                           11.574218     14.635218    15.232831    18.020382    25.252176
              Lincoln CVUL III Super Jumbo                     11.494122     14.512179    15.082114    17.815360    24.927500
              Lincoln CVUL III Super Jumbo/0.15%                                          10.393452    12.301560    17.246934
              Lincoln CVUL III SC (Elite)                      11.309379     14.229092    14.736211    17.345994    24.186053
              Lincoln CVUL III LC (Elite)                      11.467574     14.471431    15.032243    17.747581    24.820263
              Lincoln CVUL III LC (Elite)/0.20%                                           12.258703    14.502000    20.321825
              Lincoln Corporate Variable 4 - Band 1            11.309379     14.229092    14.736211    17.345994    24.186053
              Lincoln Corporate Variable 4 - Band 2            11.467676     14.471567    15.032401    17.747782    24.820567
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.188031
              Lincoln Corporate Variable 4 - Band 3            11.574308     14.635332    15.232949    18.020522    25.252372
              Lincoln Corporate Variable 4 - Band 4            11.627925     14.717822    15.334144    18.158372    25.470972
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.856125     12.487668    13.023625    15.437722    21.676324
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
              Lincoln CVUL                                     17.165281     21.542821    22.253242    26.129425    36.342802
              Lincoln CVUL/0.35%                                             11.741965    12.171733    14.341943    20.017732
              Lincoln CVUL LC                                  17.960852     22.608952    23.424745    27.587589    38.486167
              Lincoln CVUL LC/0.20%                                          11.755331    12.203894    14.401414    20.130880
              Lincoln CVUL III Jumbo                           16.926991     21.350149    22.164833    26.155983    36.561890
              Lincoln CVUL III Super Jumbo                     15.701942     19.775331    20.499132    24.154111    33.713042
              Lincoln CVUL III Super Jumbo/0.15%                                          10.390374    12.267464    17.156523
              Lincoln CVUL III SC (Elite)                      17.165281     21.542821    22.253242    26.129425    36.342802

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)                      17.960852     22.608952    23.424745    27.587589    38.486167
              Lincoln CVUL III LC (Elite)/0.20%                                           12.203894    14.401414    20.130880
              Lincoln Corporate Variable 4 - Band 1            14.019699     17.595133    18.175360    21.341208    29.682904
              Lincoln Corporate Variable 4 - Band 2            14.295144     17.994594    18.643887    21.957115    30.631288
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.168226
              Lincoln Corporate Variable 4 - Band 3            12.820963     16.171183    16.788247    19.811258    27.692977
              Lincoln Corporate Variable 4 - Band 4            13.835679     17.468499    18.153223    21.443432    30.004451
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.294330     13.010287    13.533793    16.002730    22.413996
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                                                                   10.618297     9.759017
              Lincoln CVUL III Super Jumbo                                                             10.614649     9.741036
              Lincoln CVUL III SC (Elite)                                                              10.606142     9.699208
              Lincoln CVUL III LC (Elite)                                                              10.613434     9.735049
              Lincoln Corporate Variable 4 - Band 1                                                    10.606142     9.699208
              Lincoln Corporate Variable 4 - Band 2                                                    10.613434     9.735049
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.362971
              Lincoln Corporate Variable 4 - Band 3                                                    10.618297     9.759017
              Lincoln Corporate Variable 4 - Band 4                                                    10.620730     9.771022
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                               10.623153     9.783098
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
              Lincoln CVUL                                     10.690139     12.518775    12.111309    14.069615    16.516191
              Lincoln CVUL/0.35%                                             11.018882    10.697641    12.470923    14.690807
              Lincoln CVUL LC                                  11.640868     13.673061    13.267721    15.459199    18.201910
              Lincoln CVUL LC/0.20%                                          11.031427    10.725909    12.522640    14.773864
              Lincoln CVUL III Jumbo                            9.520126     11.204452    10.894142    12.719054    15.005588
              Lincoln CVUL III Super Jumbo                      9.454239     11.110246    10.786341    12.574327    14.812616
              Lincoln CVUL III Super Jumbo/0.15%                                          10.441008    12.196108    14.395823
              Lincoln CVUL III SC (Elite)                      10.690139     12.518775    12.111309    14.069615    16.516191
              Lincoln CVUL III LC (Elite)                      11.640868     13.673061    13.267721    15.459199    18.201910
              Lincoln CVUL III LC (Elite)/0.20%                                           10.725909    12.522640    14.773864
              Lincoln Corporate Variable 4 - Band 1             9.302268     10.893496    10.538931    12.242996    14.371939
              Lincoln Corporate Variable 4 - Band 2             9.432385     11.079026    10.750649    12.526459    14.748851
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.887714
              Lincoln Corporate Variable 4 - Band 3             9.520788     11.205227    10.894858    12.719870    15.006575
              Lincoln Corporate Variable 4 - Band 4             9.564305     11.267699    10.966608    12.816463    15.135629
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.020232     10.637350    10.363464    12.123694    14.331822
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.205246    11.421466    12.140472    11.101505
              Lincoln CVUL III Super Jumbo                                   10.195691    11.393682    12.092791    11.041324
              Lincoln CVUL III Super Jumbo/0.15%                                          10.045013    10.682707     9.773380
              Lincoln CVUL III SC (Elite)                                    10.173435    11.329114    11.982262    10.902168
              Lincoln CVUL III LC (Elite)                                    10.192510    11.384437    12.076941    11.021338
              Lincoln CVUL III LC (Elite)/0.20%                                           10.044463    10.676784     9.763078
              Lincoln Corporate Variable 4 - Band 1                          10.173435    11.329114    11.982262    10.902168
              Lincoln Corporate Variable 4 - Band 2                          10.192510    11.384437    12.076941    11.020787
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.218784
              Lincoln Corporate Variable 4 - Band 3                          10.205246    11.421466    12.140472    11.101505
              Lincoln Corporate Variable 4 - Band 4                          10.211620    11.440028    12.172365    11.141809
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.218023    11.458645    12.204368    11.182270
LVIP CAPITAL GROWTH STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.484151     10.072154     9.146217    10.868164    14.751475
              Lincoln CVUL III Super Jumbo                      8.450922     10.017682     9.083103    10.777002    14.605832
              Lincoln CVUL III Super Jumbo/0.15%                                          10.060087    11.960060    16.241631
              Lincoln CVUL III SC (Elite)                       8.373892      9.891721     8.937523    10.567252    14.271562
              Lincoln CVUL III LC (Elite)                       8.439875      9.999590     9.062162    10.746785    14.557605
              Lincoln CVUL III LC (Elite)/0.20%                                           10.059536    11.953432    16.224521
              Lincoln Corporate Variable 4 - Band 1             8.373892      9.891721     8.937523    10.567252    14.271562
              Lincoln Corporate Variable 4 - Band 2             8.439875      9.999590     9.062162    10.746785    14.557605
              Lincoln Corporate Variable 4 - Band 3             8.484267     10.071342     9.145467    10.866882    14.749644

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 4             8.506377     10.108633     9.188536    10.929366    14.849376
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.528648     10.145222     9.231031    10.990889    14.947891
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
              Lincoln CVUL III Jumbo                            6.609168      7.781696     7.092759     8.825657     9.099306
              Lincoln CVUL III Super Jumbo                      6.583269      7.739601     7.043804     8.751614     9.009441
              Lincoln CVUL III Super Jumbo/0.15%                                          10.515248    13.090865    13.503513
              Lincoln CVUL III SC (Elite)                       6.523229      7.642261     6.930884     8.581251     8.803187
              Lincoln CVUL III LC (Elite)                       6.574656      7.725618     7.027563     8.726879     8.979434
              Lincoln CVUL III LC (Elite)/0.20%                                           10.514673    13.083661    13.489331
              Lincoln Corporate Variable 4 - Band 1             6.523229      7.642261     6.930884     8.581251     8.803187
              Lincoln Corporate Variable 4 - Band 2             6.574202      7.725085     7.027075     8.726468     8.979062
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.187282
              Lincoln Corporate Variable 4 - Band 3             6.609172      7.779072     7.089602     8.821594     9.095218
              Lincoln Corporate Variable 4 - Band 4             6.626491      7.809887     7.125585     8.875367     9.159714
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        6.643856      7.838174     7.158557     8.925351     9.220516
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.289396     10.526883     9.708211    10.316711    12.851601
              Lincoln CVUL III Super Jumbo                      8.256926     10.469950     9.641217    10.230159    12.724689
              Lincoln CVUL III Super Jumbo/0.15%                                          10.159057    10.801216    13.461878
              Lincoln CVUL III SC (Elite)                       8.181654     10.338299     9.486689    10.031014    12.433410
              Lincoln CVUL III LC (Elite)                       8.246131     10.451040     9.618988    10.201470    12.682664
              Lincoln CVUL III LC (Elite)/0.20%                                           10.158501    10.795225    13.447689
              Lincoln Corporate Variable 4 - Band 1             8.181654     10.338299     9.486689    10.031014    12.433410
              Lincoln Corporate Variable 4 - Band 2             8.246463     10.451508     9.619372    10.201906    12.683176
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.510202
              Lincoln Corporate Variable 4 - Band 3             8.289396     10.525942     9.707104    10.315220    12.850352
              Lincoln Corporate Variable 4 - Band 4             8.311114     10.565009     9.753131    10.374819    12.936910
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.332835     10.603206     9.798196    10.433187    13.022702
LVIP DELAWARE BOND STANDARD CLASS
              Lincoln CVUL                                     18.452206     19.878995    21.248212    22.494162    21.821756
              Lincoln CVUL/0.35%                                             10.523874    11.288155    11.991954    11.674279
              Lincoln CVUL LC                                  18.787702     20.301216    21.764684    23.110127    22.486678
              Lincoln CVUL LC/0.20%                                          10.535854    11.317963    12.041664    11.740271
              Lincoln CVUL III Jumbo                           14.888393     16.119974    17.316608    18.423877    17.962744
              Lincoln CVUL III Super Jumbo                     13.749209     14.864254    15.943749    16.937818    16.489124
              Lincoln CVUL III Super Jumbo/0.15%                                          10.083365    10.733486    10.470070
              Lincoln CVUL III SC (Elite)                      18.452206     19.878995    21.248212    22.494162    21.821756
              Lincoln CVUL III LC (Elite)                      18.787702     20.301216    21.764684    23.110127    22.486678
              Lincoln CVUL III LC (Elite)/0.20%                                           11.317963    12.041664    11.740271
              Lincoln Corporate Variable 4 - Band 1            13.385396     14.420392    15.413649    16.317473    15.829698
              Lincoln Corporate Variable 4 - Band 2            13.647398     14.746814    15.809877    16.787207    16.334332
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.658821
              Lincoln Corporate Variable 4 - Band 3            13.422861     14.533212    15.612055    16.610332    16.194589
              Lincoln Corporate Variable 4 - Band 4            14.061988     15.240432    16.388147    17.453488    17.033670
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.790849     13.876630    14.936563    15.923451    15.555985
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.145132    10.100139    10.505421    10.563471
              Lincoln CVUL III Super Jumbo                                   10.135631    10.075556    10.464145    10.506196
              Lincoln CVUL III Super Jumbo/0.15%                                          10.021319    10.428650    10.491521
              Lincoln CVUL III SC (Elite)                                    10.113498    10.018427    10.368464    10.373758
              Lincoln CVUL III LC (Elite)                                    10.132467    10.067375    10.450423    10.487174
              Lincoln CVUL III LC (Elite)/0.20%                                           10.020770    10.422867    10.480461
              Lincoln Corporate Variable 4 - Band 1                          10.113498    10.018427    10.368464    10.373758
              Lincoln Corporate Variable 4 - Band 2                          10.132467    10.067375    10.450423    10.487176
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.973643
              Lincoln Corporate Variable 4 - Band 3                          10.145132    10.100139    10.505421    10.563471
              Lincoln Corporate Variable 4 - Band 4                          10.151470    10.116561    10.533028    10.601827
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.157817    10.133009    10.560705    10.640320

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
              Lincoln CVUL                                     12.870605     14.376134    13.986574    15.735120    18.787271
              Lincoln CVUL/0.35%                                             10.845074    10.588220    11.953661    14.322335
              Lincoln CVUL LC                                  13.091583     14.666856    14.312324    16.149947    19.340466
              Lincoln CVUL LC/0.20%                                          10.857420    10.616195    12.003227    14.403303
              Lincoln CVUL III Jumbo                           15.260358     17.130790    16.750190    18.938643    22.725466
              Lincoln CVUL III Super Jumbo                     14.435341     16.180385    15.797169    17.834349    21.368308
              Lincoln CVUL III Super Jumbo/0.15%                                          10.375087    11.736481    14.090255
              Lincoln CVUL III SC (Elite)                      13.705354     15.308527    14.893701    16.755652    20.005757
              Lincoln CVUL III LC (Elite)                      14.050321     15.740937    15.360441    17.332637    20.756804
              Lincoln CVUL III LC (Elite)/0.20%                                           10.374519    11.729975    14.075409
              Lincoln Corporate Variable 4 - Band 1            13.411626     14.980441    14.574505    16.396552    19.577002
              Lincoln Corporate Variable 4 - Band 2            13.674864     15.320322    14.949987    16.869488    20.202129
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.979278
              Lincoln Corporate Variable 4 - Band 3            12.902887     14.484373    14.162572    16.012961    19.214797
              Lincoln Corporate Variable 4 - Band 4            13.742401     15.442221    15.114251    17.106062    20.546985
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.017760     12.392973    12.141683    13.755505    16.539029
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
              Lincoln CVUL                                      9.996999     11.211354    11.266550    12.901637    17.072816
              Lincoln CVUL/0.35%                                             10.642677    10.732593    12.333257    16.377850
              Lincoln CVUL LC                                  10.136997     11.402565    11.493150    13.200647    17.520938
              Lincoln CVUL LC/0.20%                                          10.654794    10.760952    12.384397    16.470428
              Lincoln CVUL III Jumbo                           10.230976     11.531297    11.646188    13.403184    17.825347
              Lincoln CVUL III Super Jumbo                     10.160180     11.434353    11.530958    13.250690    17.596149
              Lincoln CVUL III Super Jumbo/0.15%                                          10.545682    12.142717    16.157080
              Lincoln CVUL III SC (Elite)                       9.996999     11.211354    11.266550    12.901637    17.072816
              Lincoln CVUL III LC (Elite)                      10.136997     11.402565    11.493150    13.200647    17.520938
              Lincoln CVUL III LC (Elite)/0.20%                                           10.760952    12.384397    16.470428
              Lincoln Corporate Variable 4 - Band 1             9.996992     11.211458    11.266649    12.901713    17.072917
              Lincoln Corporate Variable 4 - Band 2            10.136091     11.401551    11.492130    13.199467    17.519384
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.642660
              Lincoln Corporate Variable 4 - Band 3            10.230790     11.531063    11.645941    13.402885    17.824870
              Lincoln Corporate Variable 4 - Band 4            10.278447     11.596383    11.723646    13.505819    17.979801
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.674880     10.926330    11.057294    12.750904    16.991780
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
              Lincoln CVUL                                     11.374381     12.601799    12.593834    14.417238    19.426246
              Lincoln CVUL/0.35%                                             10.495924    10.526093    12.092352    16.350697
              Lincoln CVUL LC                                  11.079096     12.311484    12.340493    14.169647    19.149947
              Lincoln CVUL LC/0.20%                                          10.507890    10.553903    12.142503    16.443130
              Lincoln CVUL III Jumbo                           15.882274     17.684275    17.761746    20.435272    27.673035
              Lincoln CVUL III Super Jumbo                     14.782536     16.435109    16.482349    18.934885    25.602842
              Lincoln CVUL III Super Jumbo/0.15%                                          10.395499    11.966225    16.212518
              Lincoln CVUL III SC (Elite)                      11.374381     12.601799    12.593834    14.417238    19.426246
              Lincoln CVUL III LC (Elite)                      11.079096     12.311484    12.340493    14.169647    19.149947
              Lincoln CVUL III LC (Elite)/0.20%                                           10.553903    12.142503    16.443130
              Lincoln Corporate Variable 4 - Band 1            13.346127     14.786318    14.776972    16.916463    22.793781
              Lincoln Corporate Variable 4 - Band 2            13.608367     15.122135    15.158021    17.404856    23.522507
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.723207
              Lincoln Corporate Variable 4 - Band 3            12.406360     13.813997    13.874498    15.962891    21.616583
              Lincoln Corporate Variable 4 - Band 4            13.576762     15.132282    15.213793    17.521305    23.750718
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.183131     11.361194    11.433824    13.181188    17.885404
LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.603341      9.912852     9.378579    10.757909    14.363414
              Lincoln CVUL III Super Jumbo                      7.573559      9.859243     9.313862    10.667667    14.221596
              Lincoln CVUL III Super Jumbo/0.15%                                          10.348413    11.876312    15.864574
              Lincoln CVUL III SC (Elite)                       7.504518      9.735279     9.164587    10.460034    13.896105
              Lincoln CVUL III LC (Elite)                       7.563660      9.841441     9.292392    10.637758    14.174640
              Lincoln CVUL III LC (Elite)/0.20%                                           10.347846    11.869729    15.847860
              Lincoln Corporate Variable 4 - Band 1             7.504518      9.735279     9.164587    10.460034    13.896105
              Lincoln Corporate Variable 4 - Band 2             7.563665      9.841445     9.292403    10.637770    14.174647

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.765739
              Lincoln Corporate Variable 4 - Band 3             7.604689      9.914627     9.380264    10.759842    14.365996
              Lincoln Corporate Variable 4 - Band 4             7.623261      9.948753     9.421972    10.818493    14.458744
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.643233      9.984784     9.465566    10.879417    14.554703
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                                                       7.962939     9.438507    10.843808
              Lincoln CVUL III Super Jumbo                                                 7.954968     9.414934    10.800519
              Lincoln CVUL III Super Jumbo/0.15%                                          10.281494    12.192791    14.015181
              Lincoln CVUL III SC (Elite)                                                  7.936399     9.360158    10.700181
              Lincoln CVUL III LC (Elite)                                                  7.952312     9.407089    10.786128
              Lincoln CVUL III LC (Elite)/0.20%                                           10.280931    12.186033    14.000414
              Lincoln Corporate Variable 4 - Band 1                                        7.936399     9.360158    10.700181
              Lincoln Corporate Variable 4 - Band 2                                        7.952315     9.407092    10.786132
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.677623
              Lincoln Corporate Variable 4 - Band 3                                        7.962939     9.438507    10.843808
              Lincoln Corporate Variable 4 - Band 4                                        7.968258     9.454255    10.872764
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                   7.973585     9.470007    10.901762
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                                                       9.230457    10.815687    13.943271
              Lincoln CVUL III Super Jumbo                                                 9.221232    10.788691    13.887637
              Lincoln CVUL III Super Jumbo/0.15%                                          10.562643    12.382847    15.971586
              Lincoln CVUL III SC (Elite)                                                  9.199741    10.725961    13.758685
              Lincoln CVUL III LC (Elite)                                                  9.218158    10.779707    13.869141
              Lincoln CVUL III LC (Elite)/0.20%                                           10.562065    12.375984    15.954760
              Lincoln Corporate Variable 4 - Band 1                                        9.199741    10.725961    13.758685
              Lincoln Corporate Variable 4 - Band 2                                        9.218158    10.779707    13.869147
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.343345
              Lincoln Corporate Variable 4 - Band 3                                        9.230457    10.815687    13.943271
              Lincoln Corporate Variable 4 - Band 4                                        9.236613    10.833723    13.980484
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                   9.242782    10.851815    14.017833
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
              Lincoln CVUL III Jumbo                                                      10.511703    10.882053    10.560982
              Lincoln CVUL III Super Jumbo                                                10.501215    10.854904    10.518840
              Lincoln CVUL III Super Jumbo/0.15%                                          10.057315    10.416862    10.114573
              Lincoln CVUL III SC (Elite)                                                 10.476783    10.791817    10.421161
              Lincoln CVUL III LC (Elite)                                                 10.497721    10.845869    10.504830
              Lincoln CVUL III LC (Elite)/0.20%                                           10.056764    10.411085    10.103909
              Lincoln Corporate Variable 4 - Band 1                                       10.476783    10.791817    10.421161
              Lincoln Corporate Variable 4 - Band 2                                       10.497721    10.845869    10.504824
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.670037
              Lincoln Corporate Variable 4 - Band 3                                       10.511703    10.882053    10.560982
              Lincoln Corporate Variable 4 - Band 4                                       10.518701    10.900191    10.589170
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                  10.525697    10.918352    10.617426
LVIP GLOBAL INCOME STANDARD CLASS
              Lincoln CVUL III Jumbo                           10.773527     11.792451    11.896886    12.786364    12.400854
              Lincoln CVUL III Super Jumbo                     10.763487     11.763812    11.850202    12.717107    12.315197
              Lincoln CVUL III Super Jumbo/0.15%                                           9.971883    10.722796    10.404704
              Lincoln CVUL III SC (Elite)                      10.740096     11.697258    11.741981    12.556960    12.117620
              Lincoln CVUL III LC (Elite)                      10.760142     11.754281    11.834681    12.694105    12.286776
              Lincoln CVUL III LC (Elite)/0.20%                                            9.971337    10.716851    10.393736
              Lincoln Corporate Variable 4 - Band 1            10.740096     11.697258    11.741981    12.556960    12.117620
              Lincoln Corporate Variable 4 - Band 2            10.760142     11.754281    11.834694    12.694119    12.286798
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.761430
              Lincoln Corporate Variable 4 - Band 3            10.773527     11.792451    11.896886    12.786364    12.400854
              Lincoln Corporate Variable 4 - Band 4            10.780227     11.811583    11.928112    12.832746    12.458291
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.786952     11.830780    11.959455    12.879335    12.516030

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
LVIP JPMORGAN HIGH YIELD STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.917109    11.197738    12.843186    13.659224
              Lincoln CVUL III Super Jumbo                                   10.906892    11.170490    12.792741    13.585186
              Lincoln CVUL III Super Jumbo/0.15%                                          10.250919    11.763114    12.516781
              Lincoln CVUL III SC (Elite)                                    10.883091    11.107168    12.675804    13.413985
              Lincoln CVUL III LC (Elite)                                    10.903489    11.161422    12.775970    13.560595
              Lincoln CVUL III LC (Elite)/0.20%                                           10.250358    11.756594    12.503591
              Lincoln Corporate Variable 4 - Band 1                          10.883091    11.107168    12.675804    13.413985
              Lincoln Corporate Variable 4 - Band 2                          10.903489    11.161422    12.775970    13.560230
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.082535
              Lincoln Corporate Variable 4 - Band 3                          10.917109    11.197738    12.843186    13.659224
              Lincoln Corporate Variable 4 - Band 4                          10.923925    11.215940    12.876926    13.708806
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.930750    11.234176    12.910760    13.758573
LVIP JPMORGAN MID CAP VALUE RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.750903      9.651373     9.461245    10.741500    13.311157
              Lincoln CVUL III Super Jumbo                      7.720534      9.599163     9.395946    10.651380    13.179703
              Lincoln CVUL III Super Jumbo/0.15%                                          10.664575    12.113713    15.019145
              Lincoln CVUL III SC (Elite)                       7.650133      9.478435     9.245328    10.444025    12.878000
              Lincoln CVUL III LC (Elite)                       7.710437      9.581823     9.374280    10.621508    13.136174
              Lincoln CVUL III LC (Elite)/0.20%                                           10.663992    12.106997    15.003319
              Lincoln Corporate Variable 4 - Band 1             7.650133      9.478435     9.245328    10.444025    12.878000
              Lincoln Corporate Variable 4 - Band 2             7.710437      9.581823     9.374283    10.621511    13.136179
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.020252
              Lincoln Corporate Variable 4 - Band 3             7.751404      9.651498     9.461296    10.741368    13.312905
              Lincoln Corporate Variable 4 - Band 4             7.771216      9.686337     9.505029    10.802003    13.399520
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.791341      9.721115     9.548727    10.862513    13.488055
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
              Lincoln CVUL III Jumbo                            9.941000     11.058709    11.174559    12.104895    13.159255
              Lincoln CVUL III Super Jumbo                      9.902092     10.998929    11.097491    12.003398    13.029363
              Lincoln CVUL III Super Jumbo/0.15%                                          10.120521    10.968583    11.929930
              Lincoln CVUL III SC (Elite)                       9.811896     10.860693    10.919724    11.769866    12.731243
              Lincoln CVUL III LC (Elite)                       9.889156     10.979074    11.071920    11.969755    12.986351
              Lincoln CVUL III LC (Elite)/0.20%                                           10.119966    10.962502    11.917357
              Lincoln Corporate Variable 4 - Band 1             9.811896     10.860693    10.919724    11.769866    12.731243
              Lincoln Corporate Variable 4 - Band 2             9.889549     10.979406    11.072257    11.970122    12.986751
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.327261
              Lincoln Corporate Variable 4 - Band 3             9.941000     11.058709    11.174559    12.104895    13.159252
              Lincoln Corporate Variable 4 - Band 4             9.967023     11.098743    11.226235    12.173035    13.246567
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.993104     11.138910    11.278137    12.241546    13.334444
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
              Lincoln CVUL III Jumbo                            9.505329     10.627666    10.626997    11.494591    12.748610
              Lincoln CVUL III Super Jumbo                      9.468122     10.570212    10.553700    11.398205    12.622766
              Lincoln CVUL III Super Jumbo/0.15%                                          10.115856    10.947190    12.147560
              Lincoln CVUL III SC (Elite)                       9.381869     10.437355    10.384631    11.176434    12.333936
              Lincoln CVUL III LC (Elite)                       9.455752     10.551129    10.529380    11.366256    12.581094
              Lincoln CVUL III LC (Elite)/0.20%                                           10.115301    10.941120    12.134757
              Lincoln Corporate Variable 4 - Band 1             9.381869     10.437355    10.384631    11.176434    12.333936
              Lincoln Corporate Variable 4 - Band 2             9.455704     10.551074    10.529324    11.366195    12.581039
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.457850
              Lincoln Corporate Variable 4 - Band 3             9.505329     10.627668    10.626997    11.494591    12.748610
              Lincoln Corporate Variable 4 - Band 4             9.530214     10.666142    10.676144    11.559300    12.833201
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.555167     10.704759    10.725520    11.624375    12.918356
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
              Lincoln CVUL III Jumbo                            9.258671     10.399446    10.320110    11.112812    12.614955
              Lincoln CVUL III Super Jumbo                      9.222425     10.343221    10.248924    11.019621    12.490424
              Lincoln CVUL III Super Jumbo/0.15%                                          10.124535    10.907665    12.388268
              Lincoln CVUL III SC (Elite)                       9.138400     10.213207    10.084724    10.805200    12.204608
              Lincoln CVUL III LC (Elite)                       9.210374     10.324547    10.225304    10.988731    12.449187

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)/0.20%                                           10.123980    10.901617    12.375212
              Lincoln Corporate Variable 4 - Band 1             9.138400     10.213207    10.084724    10.805200    12.204608
              Lincoln Corporate Variable 4 - Band 2             9.208518     10.322472    10.223250    10.986522    12.446698
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.629394
              Lincoln Corporate Variable 4 - Band 3             9.258671     10.399446    10.320110    11.112753    12.614897
              Lincoln Corporate Variable 4 - Band 4             9.282914     10.437099    10.367842    11.175377    12.698664
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.307181     10.474844    10.415750    11.238246    12.782875
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.675588      9.841368     9.678254    10.346962    12.033705
              Lincoln CVUL III Super Jumbo                      8.641618      9.788154     9.611487    10.260184    11.914903
              Lincoln CVUL III Super Jumbo/0.15%                                          10.116523    10.820920    12.591218
              Lincoln CVUL III SC (Elite)                       8.562869      9.665101     9.457481    10.060519    11.642235
              Lincoln CVUL III LC (Elite)                       8.630324      9.770479     9.589334    10.231420    11.875563
              Lincoln CVUL III LC (Elite)/0.20%                                           10.115969    10.814920    12.577949
              Lincoln Corporate Variable 4 - Band 1             8.562869      9.665101     9.457481    10.060519    11.642235
              Lincoln Corporate Variable 4 - Band 2             8.630957      9.771203     9.590042    10.232200    11.876448
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.767874
              Lincoln Corporate Variable 4 - Band 3             8.675588      9.841368     9.678254    10.335366    12.018830
              Lincoln Corporate Variable 4 - Band 4             8.698309      9.877005     9.723023    10.405221    12.113563
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.721032      9.912704     9.767932    10.463737    12.193869
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
              Lincoln CVUL III Jumbo                                                       8.941073     9.459456    11.237730
              Lincoln CVUL III Super Jumbo                                                 8.932139     9.435843    11.192884
              Lincoln CVUL III Super Jumbo/0.15%                                          10.098746    10.689590    12.705464
              Lincoln CVUL III SC (Elite)                                                  8.911326     9.380972    11.088936
              Lincoln CVUL III LC (Elite)                                                  8.929163     9.427984    11.177975
              Lincoln CVUL III LC (Elite)/0.20%                                           10.098192    10.683662    12.692074
              Lincoln Corporate Variable 4 - Band 1                                        8.911326     9.380972    11.088936
              Lincoln Corporate Variable 4 - Band 2                                        8.929163     9.427984    11.180977
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.915124
              Lincoln Corporate Variable 4 - Band 3                                        8.941073     9.459456    11.237730
              Lincoln Corporate Variable 4 - Band 4                                        8.947035     9.475232    11.267727
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                   8.953032     9.491125    11.297913
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
              Lincoln CVUL                                     12.303612     13.500805    13.900497    15.152876    16.514337
              Lincoln CVUL/0.35%                                             10.686553    11.041511    12.078492    13.209866
              Lincoln CVUL LC                                  12.475600     13.730633    14.179609    15.503558    16.947280
              Lincoln CVUL LC/0.20%                                          10.698719    11.070676    12.128568    13.284538
              Lincoln CVUL III Jumbo                           12.591580     13.886004    14.368773    15.741823    17.242173
              Lincoln CVUL III Super Jumbo                     12.504489     13.769305    14.226658    15.562777    17.020518
              Lincoln CVUL III Super Jumbo/0.15%                                          10.230768    11.214003    12.288948
              Lincoln CVUL III SC (Elite)                      12.303612     13.500805    13.900497    15.152876    16.514337
              Lincoln CVUL III LC (Elite)                      12.475600     13.730633    14.179609    15.503558    16.947280
              Lincoln CVUL III LC (Elite)/0.20%                                           11.070676    12.128568    13.284538
              Lincoln Corporate Variable 4 - Band 1            12.303612     13.500805    13.900497    15.152876    16.514337
              Lincoln Corporate Variable 4 - Band 2            12.475499     13.730519    14.179489    15.503428    16.947139
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.364594
              Lincoln Corporate Variable 4 - Band 3            12.593362     13.889884    14.371763    15.744429    17.245710
              Lincoln Corporate Variable 4 - Band 4            12.649976     13.964351    14.464302    15.862329    17.391542
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.124246     13.397378    13.890915    15.248757    16.735541
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
              Lincoln CVUL                                     11.555066     12.934162    12.843362    13.919940    15.695329
              Lincoln CVUL/0.35%                                             10.911158    10.872570    11.825250    13.380209
              Lincoln CVUL LC                                  11.716553     13.154298    13.101221    14.242061    16.106765
              Lincoln CVUL LC/0.20%                                          10.923578    10.901295    11.874284    13.455851
              Lincoln CVUL III Jumbo                           11.825582     13.303258    13.276121    14.461074    16.387183
              Lincoln CVUL III Super Jumbo                     11.743770     13.191438    13.144786    14.296563    16.176486
              Lincoln CVUL III Super Jumbo/0.15%                                          10.326658    11.253981    12.759305
              Lincoln CVUL III SC (Elite)                      11.555066     12.934162    12.843362    13.919940    15.695329

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)                      11.716553     13.154298    13.101221    14.242061    16.106765
              Lincoln CVUL III LC (Elite)/0.20%                                           10.901295    11.874284    13.455851
              Lincoln Corporate Variable 4 - Band 1            11.555066     12.934162    12.843362    13.919940    15.695329
              Lincoln Corporate Variable 4 - Band 2            11.716399     13.154119    13.101042    14.241865    16.106539
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.531032
              Lincoln Corporate Variable 4 - Band 3            11.826374     13.304150    13.277009    14.462033    16.388339
              Lincoln Corporate Variable 4 - Band 4            11.880440     13.378332    13.364407    14.571798    16.529170
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.055437     12.461757    12.461249    13.600634    15.442983
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
              Lincoln CVUL                                     12.101335     13.454192    13.516184    14.708833    16.337849
              Lincoln CVUL/0.35%                                             10.823736    10.911749    11.916205    13.282328
              Lincoln CVUL LC                                  12.270197     13.682888    13.787252    15.048882    16.765766
              Lincoln CVUL LC/0.20%                                          10.836057    10.940576    11.965613    13.357416
              Lincoln CVUL III Jumbo                           12.384601     13.838091    13.971566    15.280580    17.057970
              Lincoln CVUL III Super Jumbo                     12.298933     13.721786    13.833364    15.106762    16.838664
              Lincoln CVUL III Super Jumbo/0.15%                                          10.300615    11.271325    12.588661
              Lincoln CVUL III SC (Elite)                      12.101335     13.454192    13.516184    14.708833    16.337849
              Lincoln CVUL III LC (Elite)                      12.270197     13.682888    13.787252    15.048882    16.765766
              Lincoln CVUL III LC (Elite)/0.20%                                           10.940576    11.965613    13.357416
              Lincoln Corporate Variable 4 - Band 1            12.101335     13.454192    13.516184    14.708833    16.337849
              Lincoln Corporate Variable 4 - Band 2            12.270508     13.683235    13.787602    15.049265    16.766193
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.502061
              Lincoln Corporate Variable 4 - Band 3            12.384628     13.836862    13.970509    15.279506    17.057001
              Lincoln Corporate Variable 4 - Band 4            12.442044     13.916174    14.064465    15.397568    17.205756
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.726644     13.129125    13.282310    14.555819    16.281426
LVIP MFS INTERNATIONAL GROWTH STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.780505      8.782730     7.899896     9.413279    10.673199
              Lincoln CVUL III Super Jumbo                      7.750033      8.735234     7.845378     9.334314    10.567809
              Lincoln CVUL III Super Jumbo/0.15%                                          10.289671    12.266991    13.915819
              Lincoln CVUL III SC (Elite)                       7.679392      8.625405     7.719627     9.152628    10.325927
              Lincoln CVUL III LC (Elite)                       7.739902      8.719459     7.827289     9.308140    10.532911
              Lincoln CVUL III LC (Elite)/0.20%                                           10.289108    12.260192    13.901157
              Lincoln Corporate Variable 4 - Band 1             7.679392      8.625405     7.719627     9.152628    10.325927
              Lincoln Corporate Variable 4 - Band 2             7.739904      8.719462     7.827289     9.308142    10.532908
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.590571
              Lincoln Corporate Variable 4 - Band 3             7.779119      8.778576     7.896373     9.409115    10.668481
              Lincoln Corporate Variable 4 - Band 4             7.800887      8.814537     7.936451     9.466292    10.744041
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.821368      8.846511     7.973222     9.519660    10.815417
LVIP MFS VALUE STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.000946      8.910388     8.883547    10.313598    13.994363
              Lincoln CVUL III Super Jumbo                      7.969614      8.862199     8.822252    10.227091    13.856203
              Lincoln CVUL III Super Jumbo/0.15%                                          10.515995    12.214934    16.582539
              Lincoln CVUL III SC (Elite)                       7.896979      8.750769     8.680866    10.028051    13.539108
              Lincoln CVUL III LC (Elite)                       7.959196      8.846195     8.801914    10.198417    13.810454
              Lincoln CVUL III LC (Elite)/0.20%                                           10.515419    12.208164    16.565071
              Lincoln Corporate Variable 4 - Band 1             7.896979      8.750769     8.680866    10.028051    13.539108
              Lincoln Corporate Variable 4 - Band 2             7.959250      8.846255     8.801973    10.198487    13.810548
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.716126
              Lincoln Corporate Variable 4 - Band 3             8.000950      8.910395     8.883553    10.313605    13.994382
              Lincoln Corporate Variable 4 - Band 4             8.021903      8.942659     8.924647    10.371675    14.087233
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.042968      8.975106     8.965996    10.430147    14.180813
LVIP MID-CAP VALUE STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.340154      9.076331     8.214078    10.174834    13.622771
              Lincoln CVUL III Super Jumbo                      7.311395      9.027235     8.157382    10.089467    13.488244
              Lincoln CVUL III Super Jumbo/0.15%                                          10.425770    12.920927    17.308075
              Lincoln CVUL III SC (Elite)                       7.244730      8.913707     8.026608     9.893054    13.179491
              Lincoln CVUL III LC (Elite)                       7.301835      9.010929     8.138570    10.061172    13.443698
              Lincoln CVUL III LC (Elite)/0.20%                                           10.425199    12.913765    17.289840
              Lincoln Corporate Variable 4 - Band 1             7.244730      8.913707     8.026608     9.893054    13.179491

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 2             7.301835      9.010929     8.138397    10.060958    13.446287
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.864178
              Lincoln Corporate Variable 4 - Band 3             7.340154      9.076331     8.214078    10.174871    13.622800
              Lincoln Corporate Variable 4 - Band 4             7.359389      9.109210     8.252093    10.232145    13.713198
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.378710      9.142252     8.290324    10.289829    13.804293
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
              Lincoln CVUL III Jumbo                           21.073910     21.549897    20.600379    22.536361    27.403543
              Lincoln CVUL III Super Jumbo                     19.421828     19.830749    18.928524    20.676358    25.104174
              Lincoln CVUL III Super Jumbo/0.15%                                          10.281490    11.253348    13.690574
              Lincoln CVUL III SC (Elite)                      18.816299     19.142864    18.208003    19.819829    23.980196
              Lincoln CVUL III LC (Elite)                      19.293213     19.689584    18.784374    20.508675    24.888180
              Lincoln CVUL III LC (Elite)/0.20%                                           10.280927    11.247107    13.676148
              Lincoln Corporate Variable 4 - Band 1            17.115105     17.414437    16.563985    18.030278    21.815002
              Lincoln Corporate Variable 4 - Band 2            17.451218     17.809746    16.990960    18.550604    22.511940
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.145193
              Lincoln Corporate Variable 4 - Band 3            14.638577     14.969213    14.309649    15.654438    19.035331
              Lincoln Corporate Variable 4 - Band 4            17.321711     17.730660    16.966406    18.579441    22.614634
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.499702     11.782968    11.286377    12.371761    15.073790
LVIP MONEY MARKET STANDARD CLASS
              Lincoln CVUL                                     12.563514     12.481748    12.392802    12.309522    12.226686
              Lincoln CVUL/0.35%                                              9.977282     9.945450     9.913276     9.881133
              Lincoln CVUL LC                                  12.758708     12.713781    12.666871    12.619553    12.572292
              Lincoln CVUL LC/0.20%                                           9.988645     9.971701     9.954340     9.936914
              Lincoln CVUL III Jumbo                           11.623140     11.605398    11.585717    11.565545    11.545300
              Lincoln CVUL III Super Jumbo                     11.470523     11.435847    11.399341    11.362438    11.325546
              Lincoln CVUL III Super Jumbo/0.15%                                           9.998726     9.986310     9.973814
              Lincoln CVUL III SC (Elite)                      12.563514     12.481748    12.392802    12.309522    12.226686
              Lincoln CVUL III LC (Elite)                      12.758708     12.713781    12.666871    12.619553    12.572292
              Lincoln CVUL III LC (Elite)/0.20%                                            9.971701     9.954340     9.936914
              Lincoln Corporate Variable 4 - Band 1            11.211043     11.138133    11.063726    10.989426    10.915531
              Lincoln Corporate Variable 4 - Band 2            11.427174     11.386934    11.344911    11.302530    11.260202
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.988633
              Lincoln Corporate Variable 4 - Band 3            11.529677     11.512077    11.492554    11.472546    11.452461
              Lincoln Corporate Variable 4 - Band 4            11.640902     11.634770    11.626660    11.617998    11.609264
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.391740     11.397123    11.400575    11.403510    11.406337
LVIP SSGA BOND INDEX STANDARD CLASS
              Lincoln CVUL III Jumbo                           10.773428     11.393334    12.211628    12.656909    12.307310
              Lincoln CVUL III Super Jumbo                     10.747024     11.348381    12.145223    12.569219    12.203721
              Lincoln CVUL III Super Jumbo/0.15%                                          10.072185    10.444673    10.161259
              Lincoln CVUL III SC (Elite)                      10.685664     11.244179    11.991678    12.366963    11.965389
              Lincoln CVUL III LC (Elite)                      10.738325     11.333530    12.123269    12.540228    12.169486
              Lincoln CVUL III LC (Elite)/0.20%                                           10.071633    10.438882    10.150548
              Lincoln Corporate Variable 4 - Band 1            10.685664     11.244179    11.991678    12.366963    11.965389
              Lincoln Corporate Variable 4 - Band 2            10.738280     11.333480    12.123215    12.540173    12.169433
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.693642
              Lincoln Corporate Variable 4 - Band 3            10.772446     11.392288    12.210490    12.655804    12.306267
              Lincoln Corporate Variable 4 - Band 4            10.791067     11.423401    12.256099    12.715707    12.376857
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.808731     11.453543    12.300727    12.774774    12.446792
LVIP SSGA CONSERVATIVE INDEX ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.627827    10.891510    11.858378    12.639317
              Lincoln CVUL III Super Jumbo                                   10.621850    10.869065    11.816210    12.575498
              Lincoln CVUL III Super Jumbo/0.15%                                          10.209265    11.121125    11.859439
              Lincoln CVUL III SC (Elite)                                    10.607914    10.816874    11.718400    12.427836
              Lincoln CVUL III LC (Elite)                                    10.619858    10.861594    11.802188    12.554297
              Lincoln CVUL III LC (Elite)/0.20%                                           10.208706    11.114960    11.846941
              Lincoln Corporate Variable 4 - Band 1                          10.607914    10.816874    11.718400    12.427836
              Lincoln Corporate Variable 4 - Band 2                          10.619858    10.861594    11.802188    12.554297
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.229088
              Lincoln Corporate Variable 4 - Band 3                          10.627827    10.891510    11.858378    12.639317

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 4                          10.631815    10.906499    11.886574    12.682043
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.635803    10.921510    11.914889    12.724967
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.582553    10.856835    11.740282    12.545291
              Lincoln CVUL III Super Jumbo                                   10.576600    10.834462    11.698533    12.481945
              Lincoln CVUL III Super Jumbo/0.15%                                          10.211045    11.047463    11.810869
              Lincoln CVUL III SC (Elite)                                    10.562723    10.782435    11.601693    12.335378
              Lincoln CVUL III LC (Elite)                                    10.574617    10.827014    11.684650    12.460901
              Lincoln CVUL III LC (Elite)/0.20%                                           10.210486    11.041338    11.798421
              Lincoln Corporate Variable 4 - Band 1                          10.562723    10.782435    11.601693    12.335378
              Lincoln Corporate Variable 4 - Band 2                          10.574617    10.827014    11.684636    12.460908
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.281362
              Lincoln Corporate Variable 4 - Band 3                          10.582553    10.856835    11.740282    12.545291
              Lincoln Corporate Variable 4 - Band 4                          10.586524    10.871776    11.768198    12.587699
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.590499    10.886814    11.796317    12.630409
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.126806      8.699226     7.628637     8.651728    10.388039
              Lincoln CVUL III Super Jumbo                      8.106853      8.664872     7.587098     8.591725    10.300539
              Lincoln CVUL III Super Jumbo/0.15%                                          10.396431    11.796612    14.171147
              Lincoln CVUL III SC (Elite)                       8.060485      8.585237     7.491051     8.453328    10.099225
              Lincoln CVUL III LC (Elite)                       8.100213      8.653450     7.573302     8.571816    10.271536
              Lincoln CVUL III LC (Elite)/0.20%                                           10.395861    11.790071    14.156214
              Lincoln Corporate Variable 4 - Band 1             8.060485      8.585237     7.491051     8.453328    10.099225
              Lincoln Corporate Variable 4 - Band 2             8.100213      8.653450     7.573302     8.571816    10.271536
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.487424
              Lincoln Corporate Variable 4 - Band 3             8.126524      8.698932     7.628395     8.651452    10.381985
              Lincoln Corporate Variable 4 - Band 4             8.140136      8.722204     7.656455     8.691963    10.446784
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.153512      8.745275     7.684421     8.732441    10.505934
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
              Lincoln CVUL III Jumbo                           11.777218     15.017761    12.749003    14.333432    13.900127
              Lincoln CVUL III Super Jumbo                     11.750686     14.961510    12.682180    14.236938    13.785853
              Lincoln CVUL III Super Jumbo/0.15%                                          10.281320    11.564849    11.220848
              Lincoln CVUL III SC (Elite)                      11.689008     14.831073    12.527614    14.014299    13.522850
              Lincoln CVUL III LC (Elite)                      11.741855     14.942821    12.659981    14.205121    13.748168
              Lincoln CVUL III LC (Elite)/0.20%                                           10.280756    11.558440    11.209016
              Lincoln Corporate Variable 4 - Band 1            11.689008     14.831073    12.527614    14.014299    13.522850
              Lincoln Corporate Variable 4 - Band 2            11.741855     14.942806    12.660378    14.205361    13.748400
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.264444
              Lincoln Corporate Variable 4 - Band 3            11.777419     15.018007    12.749208    14.333665    13.900345
              Lincoln Corporate Variable 4 - Band 4            11.794940     15.055379    12.793747    14.398125    13.976835
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.812624     15.094231    12.839618    14.464202    14.055028
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
              Lincoln CVUL                                     11.093835     11.978846    11.921698    13.158480    14.348220
              Lincoln CVUL/0.35%                                             10.562484    10.548968    11.684148    12.785245
              Lincoln CVUL LC                                  11.248988     12.182840    12.161165    13.463104    14.724486
              Lincoln CVUL LC/0.20%                                          10.574507    10.576837    11.732595    12.857526
              Lincoln CVUL III Jumbo                           11.353595     12.320728    12.323442    13.670056    14.980752
              Lincoln CVUL III Super Jumbo                     11.275036     12.217152    12.201518    13.514530    14.788121
              Lincoln CVUL III Super Jumbo/0.15%                                          10.281059    11.410199    12.510470
              Lincoln CVUL III SC (Elite)                      11.093835     11.978846    11.921698    13.158480    14.348220
              Lincoln CVUL III LC (Elite)                      11.248988     12.182840    12.161165    13.463104    14.724486
              Lincoln CVUL III LC (Elite)/0.20%                                           10.576837    11.732595    12.857526
              Lincoln Corporate Variable 4 - Band 1            11.093835     11.978846    11.921698    13.158480    14.348220
              Lincoln Corporate Variable 4 - Band 2            11.249027     12.182883    12.161210    13.463159    14.724547
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.470164
              Lincoln Corporate Variable 4 - Band 3            11.355162     12.320205    12.322141    13.665949    14.976610
              Lincoln Corporate Variable 4 - Band 4            11.406272     12.390264    12.405399    13.774731    15.110563
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.404437     11.313303    11.338461    12.602614    13.838606

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.589672      8.108423     7.090493     8.359151    10.092814
              Lincoln CVUL III Super Jumbo                      7.571041      8.076406     7.051888     8.301185    10.007812
              Lincoln CVUL III Super Jumbo/0.15%                                          10.357715    12.217061    14.758215
              Lincoln CVUL III SC (Elite)                       7.527744      8.002189     6.962624     8.167487     9.812246
              Lincoln CVUL III LC (Elite)                       7.564840      8.065761     7.039067     8.281952     9.979637
              Lincoln CVUL III LC (Elite)/0.20%                                           10.357148    12.210289    14.742666
              Lincoln Corporate Variable 4 - Band 1             7.527744      8.002189     6.962624     8.167487     9.812246
              Lincoln Corporate Variable 4 - Band 2             7.564830      8.065743     7.039039     8.281910     9.979593
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.085685
              Lincoln Corporate Variable 4 - Band 3             7.589715      8.108461     7.090532     8.359194    10.092860
              Lincoln Corporate Variable 4 - Band 4             7.602119      8.129838     7.116347     8.398020    10.149882
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.614569      8.151291     7.142279     8.437051    10.207250
LVIP SSGA LARGE CAP 100 STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.670236     10.313407    10.531452    11.794865    15.991228
              Lincoln CVUL III Super Jumbo                      8.648948     10.272681    10.474134    11.713094    15.856584
              Lincoln CVUL III Super Jumbo/0.15%                                          10.479515    11.742564    15.928275
              Lincoln CVUL III SC (Elite)                       8.599478     10.178278    10.341598    11.524489    15.546801
              Lincoln CVUL III LC (Elite)                       8.641864     10.259142    10.455097    11.685962    15.811954
              Lincoln CVUL III LC (Elite)/0.20%                                           10.478941    11.736054    15.911494
              Lincoln Corporate Variable 4 - Band 1             8.599478     10.178278    10.341598    11.524489    15.546801
              Lincoln Corporate Variable 4 - Band 2             8.641864     10.259142    10.455097    11.685962    15.811954
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.621465
              Lincoln Corporate Variable 4 - Band 3             8.670337     10.313103    10.530269    11.793469    15.989832
              Lincoln Corporate Variable 4 - Band 4             8.684458     10.340647    10.569839    11.849696    16.081626
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.698626     10.367883    10.608286    11.904693    16.172411
LVIP SSGA MODERATE INDEX ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.968252    10.921237    12.175030    13.665482
              Lincoln CVUL III Super Jumbo                                   10.962083    10.898726    12.131731    13.596480
              Lincoln CVUL III Super Jumbo/0.15%                                          10.289750    11.476780    12.888194
              Lincoln CVUL III SC (Elite)                                    10.947702    10.846380    12.031299    13.436825
              Lincoln CVUL III LC (Elite)                                    10.960028    10.891233    12.117333    13.573557
              Lincoln CVUL III LC (Elite)/0.20%                                           10.289186    11.470418    12.874612
              Lincoln Corporate Variable 4 - Band 1                          10.947702    10.846380    12.031299    13.436825
              Lincoln Corporate Variable 4 - Band 2                          10.960028    10.891233    12.117333    13.573557
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.562160
              Lincoln Corporate Variable 4 - Band 3                          10.968252    10.921237    12.175030    13.665482
              Lincoln Corporate Variable 4 - Band 4                          10.972367    10.936270    12.203981    13.711678
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.976483    10.951355    12.233048    13.758083
LVIP SSGA MODERATE STRUCTURED ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         10.871547    10.881681    12.004528    13.514749
              Lincoln CVUL III Super Jumbo                                   10.865431    10.859252    11.961834    13.446507
              Lincoln CVUL III Super Jumbo/0.15%                                          10.286651    11.353771    12.788515
              Lincoln CVUL III SC (Elite)                                    10.851176    10.807095    11.862804    13.288609
              Lincoln CVUL III LC (Elite)                                    10.863394    10.851786    11.947637    13.423836
              Lincoln CVUL III LC (Elite)/0.20%                                           10.286088    11.347477    12.775038
              Lincoln Corporate Variable 4 - Band 1                          10.851176    10.807095    11.862804    13.288609
              Lincoln Corporate Variable 4 - Band 2                          10.863394    10.851786    11.947637    13.423836
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.632185
              Lincoln Corporate Variable 4 - Band 3                          10.871547    10.881681    12.004528    13.514749
              Lincoln Corporate Variable 4 - Band 4                          10.875625    10.896660    12.033075    13.560436
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     10.879684    10.911739    12.061781    13.606357
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         11.172986    10.865850    12.238656    14.022832
              Lincoln CVUL III Super Jumbo                                   11.166702    10.843450    12.195129    13.952024
              Lincoln CVUL III Super Jumbo/0.15%                                          10.312085    11.620735    13.321485
              Lincoln CVUL III SC (Elite)                                    11.152054    10.791363    12.094164    13.788189
              Lincoln CVUL III LC (Elite)                                    11.164609    10.835994    12.180654    13.928500

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)/0.20%                                           10.311521    11.614293    13.307448
              Lincoln Corporate Variable 4 - Band 1                          11.152054    10.791363    12.094164    13.788189
              Lincoln Corporate Variable 4 - Band 2                          11.164609    10.835994    12.180654    13.928500
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.713729
              Lincoln Corporate Variable 4 - Band 3                          11.172986    10.865850    12.238656    14.022832
              Lincoln Corporate Variable 4 - Band 4                          11.177177    10.880808    12.267761    14.070237
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     11.181551    10.895990    12.297161    14.118052
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION STANDARD CLASS
              Lincoln CVUL III Jumbo                                         11.238224    11.020394    12.251236    14.079437
              Lincoln CVUL III Super Jumbo                                   11.231904    10.997676    12.207662    14.008342
              Lincoln CVUL III Super Jumbo/0.15%                                          10.321165    11.479648    13.199304
              Lincoln CVUL III SC (Elite)                                    11.217170    10.944849    12.106591    13.843844
              Lincoln CVUL III LC (Elite)                                    11.229798    10.990114    12.193172    13.984723
              Lincoln CVUL III LC (Elite)/0.20%                                           10.320600    11.473284    13.185394
              Lincoln Corporate Variable 4 - Band 1                          11.217170    10.944849    12.106591    13.843844
              Lincoln Corporate Variable 4 - Band 2                          11.229798    10.990114    12.193172    13.984723
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.806715
              Lincoln Corporate Variable 4 - Band 3                          11.238224    11.020394    12.251236    14.079437
              Lincoln Corporate Variable 4 - Band 4                          11.242440    11.035565    12.280371    14.127034
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                     11.246657    11.050372    12.309162    14.174322
LVIP SSGA S&P 500 INDEX STANDARD CLASS
              Lincoln CVUL                                      9.280163     10.572425    10.693008    12.280070    16.096688
              Lincoln CVUL/0.35%                                             10.832829    10.994821    12.670922    16.667203
              Lincoln CVUL LC                                   9.410898     10.753744    10.909093    12.565844    16.520729
              Lincoln CVUL LC/0.20%                                          10.845162    11.023871    12.723462    16.761416
              Lincoln CVUL III Jumbo                            9.498359     10.875395    11.054602    12.758929    16.808139
              Lincoln CVUL III Super Jumbo                      9.432630     10.783963    10.945224    12.613764    16.592018
              Lincoln CVUL III Super Jumbo/0.15%                                          10.564589    12.199463    16.079151
              Lincoln CVUL III SC (Elite)                       9.280163     10.572425    10.693008    12.280070    16.096688
              Lincoln CVUL III LC (Elite)                       9.410898     10.753744    10.909093    12.565844    16.520729
              Lincoln CVUL III LC (Elite)/0.20%                                           11.023871    12.723462    16.761416
              Lincoln Corporate Variable 4 - Band 1             9.281024     10.573598    10.694194    12.281432    16.098474
              Lincoln Corporate Variable 4 - Band 2             9.410852     10.753691    10.909039    12.565783    16.520649
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.559549
              Lincoln Corporate Variable 4 - Band 3             9.499051     10.876179    11.055400    12.759851    16.809354
              Lincoln Corporate Variable 4 - Band 4             9.542433     10.936779    11.128127    12.856632    16.953781
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.268521     10.633462    10.830334    12.525094    16.533100
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.658309      9.644430     9.186088    10.624810    14.622948
              Lincoln CVUL III Super Jumbo                      7.628302      9.592260     9.122688    10.535673    14.478557
              Lincoln CVUL III Super Jumbo/0.15%                                          10.573404    12.235520    16.848184
              Lincoln CVUL III SC (Elite)                       7.560039      9.473687     8.978405    10.332833    14.150245
              Lincoln CVUL III LC (Elite)                       7.618390      9.575013     9.101728    10.506219    14.430872
              Lincoln CVUL III LC (Elite)/0.20%                                           10.572826    12.228740    16.830434
              Lincoln Corporate Variable 4 - Band 1             7.558743      9.471623     8.976448    10.330582    14.147162
              Lincoln Corporate Variable 4 - Band 2             7.618324      9.574938     9.101657    10.506136    14.430757
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.164236
              Lincoln Corporate Variable 4 - Band 3             7.657477      9.643143     9.184828    10.623236    14.620696
              Lincoln Corporate Variable 4 - Band 4             7.678379      9.679367     9.228599    10.684652    14.720006
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.698498      9.714428     9.271304    10.744828    14.817704
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
              Lincoln CVUL III Jumbo                           10.208457     13.015618    12.702579    14.430047    19.368144
              Lincoln CVUL III Super Jumbo                     10.183388     12.964222    12.633438    14.330002    19.205062
              Lincoln CVUL III Super Jumbo/0.15%                                          10.468675    11.898292    15.977979
              Lincoln CVUL III SC (Elite)                      10.125133     12.845084    12.473568    14.099250    18.829853
              Lincoln CVUL III LC (Elite)                      10.175045     12.947135    12.610475    14.296808    19.151007
              Lincoln CVUL III LC (Elite)/0.20%                                           10.468103    11.891697    15.961147
              Lincoln Corporate Variable 4 - Band 1            10.125133     12.845084    12.473568    14.099250    18.829853
              Lincoln Corporate Variable 4 - Band 2            10.175127     12.947242    12.610575    14.296934    19.151164

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.956341
              Lincoln Corporate Variable 4 - Band 3            10.209059     13.016384    12.703323    14.430908    19.369306
              Lincoln Corporate Variable 4 - Band 4            10.225203     13.049995    12.748882    14.497131    19.477634
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.241969     13.084452    12.795344    14.564514    19.587726
LVIP T. ROWE PRICE GROWTH STOCK STANDARD CLASS
              Lincoln CVUL III Jumbo                            8.307639      9.678265     9.499276    11.215968    15.564210
              Lincoln CVUL III Super Jumbo                      8.275107      9.625929     9.433737    11.121902    15.410561
              Lincoln CVUL III Super Jumbo/0.15%                                          10.319760    12.190817    16.925445
              Lincoln CVUL III SC (Elite)                       8.199693      9.504908     9.282562    10.905469    15.057917
              Lincoln CVUL III LC (Elite)                       8.264291      9.608573     9.412026    11.090761    15.359736
              Lincoln CVUL III LC (Elite)/0.20%                                           10.319195    12.184067    16.907617
              Lincoln Corporate Variable 4 - Band 1             8.199693      9.504908     9.282562    10.905469    15.057917
              Lincoln Corporate Variable 4 - Band 2             8.261500      9.605262     9.408771    11.086926    15.354424
              Lincoln Corporate Variable 4 - Band 3             8.308633      9.678091     9.499000    11.215655    15.563642
              Lincoln Corporate Variable 4 - Band 4             8.329397      9.713313     9.543222    11.279119    15.667491
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.351207      9.748483     9.587364    11.342619    15.771448
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
              Lincoln CVUL                                     12.459596     15.882863    15.162062    17.510900    23.439300
              Lincoln CVUL/0.35%                                             11.912717    11.412005    13.226096    17.765878
              Lincoln CVUL LC                                  12.672357     16.201674    15.512923    17.969926    24.125944
              Lincoln CVUL LC/0.20%                                          11.926291    11.442155    13.280933    17.866294
              Lincoln CVUL III Jumbo                           16.390886     20.998885    20.146494    23.384087    31.457655
              Lincoln CVUL III Super Jumbo                     15.374110     19.666773    18.840145    21.835039    29.329791
              Lincoln CVUL III Super Jumbo/0.15%                                          10.257153    11.911456    16.032001
              Lincoln CVUL III SC (Elite)                      12.838063     16.365145    15.622456    18.042616    24.151032
              Lincoln CVUL III LC (Elite)                      13.155555     16.820365    16.105312    18.656141    25.047242
              Lincoln CVUL III LC (Elite)/0.20%                                           10.256591    11.904852    16.015110
              Lincoln Corporate Variable 4 - Band 1            13.799733     17.591201    16.792871    19.394346    25.960397
              Lincoln Corporate Variable 4 - Band 2            14.071214     17.991098    17.226275    19.951228    26.797450
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.847295
              Lincoln Corporate Variable 4 - Band 3            13.164728     16.861035    16.175505    18.773120    25.255169
              Lincoln Corporate Variable 4 - Band 4            13.576330     17.410450    16.720456    19.426885    26.160320
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.952934     14.060212    13.516511    15.720047    21.189839
LVIP TEMPLETON GROWTH RPM STANDARD CLASS
              Lincoln CVUL III Jumbo                            7.855270      8.354568     8.080065     9.774398    11.698716
              Lincoln CVUL III Super Jumbo                      7.824509      8.309387     8.024308     9.692408    11.583204
              Lincoln CVUL III Super Jumbo/0.15%                                          10.422881    12.614790    15.105852
              Lincoln CVUL III SC (Elite)                       7.753200      8.204913     7.895700     9.503759    11.318090
              Lincoln CVUL III LC (Elite)                       7.814282      8.294381     8.005808     9.665231    11.544955
              Lincoln CVUL III LC (Elite)/0.20%                                           10.422311    12.607797    15.089936
              Lincoln Corporate Variable 4 - Band 1             7.753200      8.204913     7.895700     9.503759    11.318090
              Lincoln Corporate Variable 4 - Band 2             7.814282      8.294381     8.005808     9.665231    11.544954
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.081886
              Lincoln Corporate Variable 4 - Band 3             7.855270      8.354402     8.079693     9.773738    11.697967
              Lincoln Corporate Variable 4 - Band 4             7.875844      8.384824     8.117450     9.829443    11.776362
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        7.896461      8.415178     8.154999     9.884784    11.854507
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
              Lincoln CVUL                                      8.977532      9.926834     9.297093    10.745290    13.391199
              Lincoln CVUL/0.35%                                             10.712351    10.067984    11.677035    14.603376
              Lincoln CVUL LC                                   7.967116      8.835669     8.300026     9.621716    12.026973
              Lincoln CVUL LC/0.20%                                          10.724546    10.094591    11.725457    14.685933
              Lincoln CVUL III Jumbo                           14.805817     16.452753    15.486324    17.988272    22.530006
              Lincoln CVUL III Super Jumbo                     13.876178     15.396611    14.470477    16.783129    20.989091
              Lincoln CVUL III Super Jumbo/0.15%                                          10.362401    12.042552    15.090632
              Lincoln CVUL III SC (Elite)                       8.977532      9.926834     9.297093    10.745290    13.391199
              Lincoln CVUL III LC (Elite)                       7.967116      8.835669     8.300026     9.621716    12.026973
              Lincoln CVUL III LC (Elite)/0.20%                                           10.094591    11.725457    14.685933
              Lincoln Corporate Variable 4 - Band 1            12.949369     14.318130    13.409834    15.498629    19.314995
              Lincoln Corporate Variable 4 - Band 2            13.203722     14.643154    13.755459    15.945874    19.932058

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.757627
              Lincoln Corporate Variable 4 - Band 3            12.200642     13.555469    12.759059    14.820871    18.562993
              Lincoln Corporate Variable 4 - Band 4            13.013342     14.475331    13.638723    15.857976    19.881626
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.079642     12.336725    11.635336    13.542165    16.995271
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
              Lincoln CVUL III Jumbo                                                       9.201215    10.576234    13.776854
              Lincoln CVUL III Super Jumbo                                                 9.192019    10.549835    13.721885
              Lincoln CVUL III Super Jumbo/0.15%                                          10.554512    12.137831    15.818928
              Lincoln CVUL III SC (Elite)                                                  9.170597    10.488495    13.594473
              Lincoln CVUL III LC (Elite)                                                  9.188955    10.541051    13.703610
              Lincoln CVUL III LC (Elite)/0.20%                                           10.553935    12.131103    15.802264
              Lincoln Corporate Variable 4 - Band 1                                        9.170597    10.488495    13.594473
              Lincoln Corporate Variable 4 - Band 2                                        9.188955    10.541051    13.703610
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.441322
              Lincoln Corporate Variable 4 - Band 3                                        9.201215    10.576234    13.776854
              Lincoln Corporate Variable 4 - Band 4                                        9.207350    10.593869    13.813622
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                   9.213497    10.611527    13.850477
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
              Lincoln CVUL III Jumbo                                                       7.989325     9.516184    10.897787
              Lincoln CVUL III Super Jumbo                                                 7.981327     9.492418    10.854282
              Lincoln CVUL III Super Jumbo/0.15%                                          10.286376    12.258354    14.045096
              Lincoln CVUL III SC (Elite)                                                  7.962698     9.437192    10.753442
              Lincoln CVUL III LC (Elite)                                                  7.978663     9.484509    10.839819
              Lincoln CVUL III LC (Elite)/0.20%                                           10.285812    12.251559    14.030296
              Lincoln Corporate Variable 4 - Band 1                                        7.962698     9.437192    10.753442
              Lincoln Corporate Variable 4 - Band 2                                        7.978663     9.484509    10.839819
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.616391
              Lincoln Corporate Variable 4 - Band 3                                        7.989325     9.516184    10.897787
              Lincoln Corporate Variable 4 - Band 4                                        7.994661     9.532062    10.926887
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                   8.000000     9.547965    10.956063
M CAPITAL APPRECIATION
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.069611
              Lincoln Corporate Variable 4 - Band 2            15.578035     19.705859    18.209520    21.298632    29.530414
              Lincoln Corporate Variable 4 - Band 3            15.811345     20.040993    18.556326    21.747705    30.213357
              Lincoln Corporate Variable 4 - Band 4            15.137433     19.205977    17.800985    20.883324    29.041499
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.528957     14.642258    13.584714    15.952922    22.207190
M INTERNATIONAL EQUITY
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.990262
              Lincoln Corporate Variable 4 - Band 2            15.990870     16.660850    14.344079    17.241512    19.975991
              Lincoln Corporate Variable 4 - Band 3            13.608854     14.207388    12.256310    14.761497    17.136874
              Lincoln Corporate Variable 4 - Band 4            15.535973     16.235474    14.019927    16.902480    19.642000
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.948487     11.452874     9.899905    11.947299    13.897577
M LARGE CAP GROWTH
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.159614
              Lincoln Corporate Variable 4 - Band 2            12.362305     15.152897    14.971483    17.791928    24.127139
              Lincoln Corporate Variable 4 - Band 3            12.639656     15.523841    15.368711    18.300522    24.866481
              Lincoln Corporate Variable 4 - Band 4            12.269347     15.084094    14.948308    17.817715    24.234654
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.806990     12.068888    11.972219    14.284614    19.448556
M LARGE CAP VALUE
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.795937
              Lincoln Corporate Variable 4 - Band 2            14.093548     15.339191    14.649661    17.113860    22.878644
              Lincoln Corporate Variable 4 - Band 3            12.602812     13.744141    13.152617    15.395743    20.622952
              Lincoln Corporate Variable 4 - Band 4            13.919130     15.194846    14.555449    17.054860    22.868215
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.172368     11.115789    10.658776    12.501551    16.779614

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
MFS VIT CORE EQUITY INITIAL CLASS
              Lincoln CVUL                                      9.300507     10.825297    10.640426    12.280889    16.415093
              Lincoln CVUL/0.35%                                             11.074450    10.923925    12.651634    16.969226
              Lincoln CVUL LC                                   8.982937     10.487282    10.338910    11.968719    16.045831
              Lincoln CVUL LC/0.20%                                          11.087244    10.952310    12.704194    17.065936
              Lincoln CVUL III Jumbo                           14.366724     16.806229    16.601691    19.257209    25.868817
              Lincoln CVUL III Super Jumbo                     13.402436     15.654724    15.441006    17.884036    23.988212
              Lincoln CVUL III Super Jumbo/0.15%                                          10.433958    12.108967    16.274487
              Lincoln CVUL III SC (Elite)                       9.300507     10.825297    10.640426    12.280889    16.415093
              Lincoln CVUL III LC (Elite)                       8.982937     10.487282    10.338910    11.968719    16.045831
              Lincoln CVUL III LC (Elite)/0.20%                                           10.952310    12.704194    17.065936
              Lincoln Corporate Variable 4 - Band 1            12.130015     14.119013    13.877570    16.017112    21.409067
              Lincoln Corporate Variable 4 - Band 2            12.367655     14.438833    14.234592    16.478508    22.091910
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.777250
              Lincoln Corporate Variable 4 - Band 3            11.720860     13.711092    13.544223    15.711056    21.106866
              Lincoln Corporate Variable 4 - Band 4            12.337246     14.446509    14.284943    16.586458    22.303407
MFS VIT GROWTH INITIAL CLASS
              Lincoln CVUL                                      9.296839     10.647953    10.539300    12.285422    16.695597
              Lincoln CVUL/0.35%                                             10.980480    10.906564    12.758078    17.398670
              Lincoln CVUL LC                                   9.685903     11.126872    11.046442    12.915248    17.604210
              Lincoln CVUL LC/0.20%                                          10.992971    10.935372    12.810973    17.497017
              Lincoln CVUL III Jumbo                           17.215907     19.816660    19.712827    23.093897    31.541254
              Lincoln CVUL III Super Jumbo                     15.878118     18.249403    18.126555    21.203746    28.916344
              Lincoln CVUL III Super Jumbo/0.15%                                          10.257297    12.022595    16.428463
              Lincoln CVUL III SC (Elite)                       9.296839     10.647953    10.539300    12.285422    16.695597
              Lincoln CVUL III LC (Elite)                       9.685903     11.126872    11.046442    12.915248    17.604210
              Lincoln CVUL III LC (Elite)/0.20%                                           10.935372    12.810973    17.497017
              Lincoln Corporate Variable 4 - Band 1            14.350221     16.435746    16.268033    18.963276    25.770643
              Lincoln Corporate Variable 4 - Band 2            14.632497     16.809317    16.687818    19.511013    26.594605
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           12.214107
              Lincoln Corporate Variable 4 - Band 3            14.531361     16.726564    16.638926    19.492775    26.622900
              Lincoln Corporate Variable 4 - Band 4            14.516908     16.726503    16.655531    19.531756    26.702865
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        8.706400     10.041695    10.009090    11.749270    16.079056
MFS VIT NEW DISCOVERY INITIAL CLASS
              Lincoln CVUL III Jumbo                                                                                10.705466
              Lincoln CVUL III Super Jumbo                                                                          10.703270
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.706198
              Lincoln CVUL III SC (Elite)                                                                           10.698149
              Lincoln CVUL III LC (Elite)                                                                           10.702539
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.705466
              Lincoln Corporate Variable 4 - Band 1                                                                 10.698149
              Lincoln Corporate Variable 4 - Band 2                                                                 10.702539
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.705466
              Lincoln Corporate Variable 4 - Band 3                                                                 10.705466
              Lincoln Corporate Variable 4 - Band 4                                                                 10.706930
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.708394
MFS VIT RESEARCH INITIAL CLASS
              Lincoln CVUL                                     10.372640     11.937631    11.800873    13.742606    18.052665
              Lincoln CVUL/0.35%                                             10.963357    10.876433    12.711299    16.756615
              Lincoln CVUL LC                                  10.174853     11.745069    11.644594    13.600982    17.920264
              Lincoln CVUL LC/0.20%                                          10.975855    10.904517    12.762404    16.849244
MFS VIT TOTAL RETURN INITIAL CLASS
              Lincoln CVUL                                     14.569052     15.904034    16.074333    17.758984    20.993984
              Lincoln CVUL/0.35%                                             10.570720    10.719612    11.886676    14.100008
              Lincoln CVUL LC                                  15.136462     16.573050    16.799311    18.615687    22.072824
              Lincoln CVUL LC/0.20%                                          10.582758    10.748719    11.934730    14.179460
              Lincoln CVUL III Jumbo                           14.133585     15.505950    15.749118    17.486867    20.775867
              Lincoln CVUL III Super Jumbo                     13.364221     14.639918    14.847210    16.460744    19.527448
              Lincoln CVUL III Super Jumbo/0.15%                                          10.315678    11.459630    13.621809
              Lincoln CVUL III SC (Elite)                      14.569052     15.904034    16.074333    17.758984    20.993984

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln CVUL III LC (Elite)                      15.136462     16.573050    16.799311    18.615687    22.072824
              Lincoln CVUL III LC (Elite)/0.20%                                           10.748719    11.934730    14.179460
              Lincoln Corporate Variable 4 - Band 1            12.555848     13.706331    13.851786    15.303366    18.091046
              Lincoln Corporate Variable 4 - Band 2            12.803091     14.018219    14.209606    15.745972    18.670174
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.864870
              Lincoln Corporate Variable 4 - Band 3            11.961435     13.122886    13.328682    14.799362    17.582885
              Lincoln Corporate Variable 4 - Band 4            12.943983     14.215038    14.452409    16.063130    19.103429
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       10.743322     11.810076    12.019305    13.372215    15.919105
MFS VIT UTILITIES INITIAL CLASS
              Lincoln CVUL                                     20.312012     22.955374    24.341596    27.431156    32.828787
              Lincoln CVUL/0.35%                                             11.380305    12.109869    13.694744    16.446894
              Lincoln CVUL LC                                  19.801300     22.445350    23.872325    26.983122    32.389663
              Lincoln CVUL LC/0.20%                                          11.393248    12.141818    13.751457    16.539783
              Lincoln CVUL III Jumbo                           29.463399     33.464409    35.663216    40.391143    48.581088
              Lincoln CVUL III Super Jumbo                     25.188347     28.565993    30.397291    34.375525    41.283768
              Lincoln CVUL III Super Jumbo/0.15%                                          10.438639    11.828415    14.233926
              Lincoln CVUL III SC (Elite)                      20.312012     22.955374    24.341596    27.431156    32.828787
              Lincoln CVUL III LC (Elite)                      19.801300     22.445350    23.872325    26.983122    32.389663
              Lincoln CVUL III LC (Elite)/0.20%                                           12.141818    13.751457    16.539783
              Lincoln Corporate Variable 4 - Band 1            22.571578     25.509040    27.049487    30.482830    36.480941
              Lincoln Corporate Variable 4 - Band 2            23.015060     26.088246    27.746818    31.362494    37.646410
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.574038
              Lincoln Corporate Variable 4 - Band 3            19.730069     22.409342    23.881761    27.047807    32.532174
              Lincoln Corporate Variable 4 - Band 4            23.324807     26.518718    28.289437    32.071853    38.613506
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       13.846693     15.758464    16.827526    19.096516    23.014217
NB AMT LARGE CAP VALUE I CLASS
              Lincoln CVUL                                     11.632924     13.361518    11.761235    13.617862    17.733390
              Lincoln CVUL/0.35%                                             10.646015     9.403866    10.926520    14.278534
              Lincoln CVUL LC                                  12.839313     14.791440    13.059074    15.165989    19.808679
              Lincoln CVUL LC/0.20%                                          10.658141     9.428743    10.971864    14.359293
NB AMT MID CAP GROWTH I CLASS
              Lincoln CVUL                                     12.766238     16.365709    16.328266    18.227213    24.003021
              Lincoln CVUL/0.35%                                             11.983906    11.998967    13.441089    17.761395
              Lincoln CVUL LC                                  11.456960     14.731509    14.742223    16.506158    21.801863
              Lincoln CVUL LC/0.20%                                          11.997567    12.030348    13.496759    17.862616
              Lincoln CVUL III Jumbo                           16.778654     21.617353    21.676416    24.318607    32.185054
              Lincoln CVUL III Super Jumbo                     16.112143     20.727554    20.753011    23.247756    30.721727
              Lincoln CVUL III Super Jumbo/0.15%                                          10.228548    11.481068    15.202493
              Lincoln CVUL III SC (Elite)                      12.766238     16.365709    16.328266    18.227213    24.003021
              Lincoln CVUL III LC (Elite)                      11.456960     14.731509    14.742223    16.506158    21.801863
              Lincoln CVUL III LC (Elite)/0.20%                                           12.030348    13.496759    17.862616
              Lincoln Corporate Variable 4 - Band 1            14.560129     18.665632    18.623157    20.789045    27.376698
              Lincoln Corporate Variable 4 - Band 2            14.846542     19.089879    19.103765    21.389567    28.252026
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.951135
              Lincoln Corporate Variable 4 - Band 3            13.887356     17.892249    17.941146    20.128039    26.638944
              Lincoln Corporate Variable 4 - Band 4            14.739658     19.009323    19.080345    21.427508    28.387113
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       11.005202     14.207280    14.274638    16.046661    21.279829
NB AMT MID CAP INTRINSIC VALUE I CLASS
              Lincoln CVUL III Jumbo                           16.736268     21.076223    19.667388    22.676135    31.015638
              Lincoln CVUL III Super Jumbo                     15.571748     19.580375    18.244112    21.003611    28.685002
              Lincoln CVUL III Super Jumbo/0.15%                                          10.483574    12.093409    16.549213
              Lincoln CVUL III SC (Elite)                      15.736876     19.718967    18.308980    21.004683    28.586341
              Lincoln CVUL III LC (Elite)                      16.133448     20.276546    18.883318    21.728639    29.660366
              Lincoln CVUL III LC (Elite)/0.20%                                           10.483001    12.086706    16.531781
              Lincoln Corporate Variable 4 - Band 1            14.280912     17.894631    16.615082    19.061375    25.941667
              Lincoln Corporate Variable 4 - Band 2            14.561814     18.301317    17.043813    19.611951    26.770999
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.702752
              Lincoln Corporate Variable 4 - Band 3            11.890479     14.973852    13.972921    16.110529    22.035427
              Lincoln Corporate Variable 4 - Band 4            14.071513     17.738147    16.569023    19.122880    26.181760

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                        9.244464     11.664961    10.907036    12.600772    17.269371
OPPENHEIMER MAIN STREET FUND/VA NON-SERVICE CLASS
              Lincoln CVUL                                      9.700693     11.184707    11.105035    12.888094    16.864613
              Lincoln CVUL/0.35%                                             10.971891    10.931956    12.731676    16.718292
              Lincoln CVUL LC                                   9.574454     11.072326    11.025611    12.834335    16.844680
              Lincoln CVUL LC/0.20%                                          10.984368    10.960708    12.784329    16.812687
PIMCO VIT COMMODITYREALRETURN STRATEGY ADMINISTRATIVE CLASS
              Lincoln CVUL III Jumbo                           12.612813     15.674571    14.460897    15.209958    12.948131
              Lincoln CVUL III Super Jumbo                     12.601074     15.636546    14.404186    15.127614    12.858719
              Lincoln CVUL III Super Jumbo/0.15%                                           9.915019    10.433821     8.886683
              Lincoln CVUL III SC (Elite)                      12.573721     15.548175    14.272717    14.937199    12.652476
              Lincoln CVUL III LC (Elite)                      12.597162     15.623896    14.385340    15.100247    12.829037
              Lincoln CVUL III LC (Elite)/0.20%                                            9.914476    10.428037     8.877009
              Lincoln Corporate Variable 4 - Band 1            12.573721     15.548175    14.272717    14.937199    12.652476
              Lincoln Corporate Variable 4 - Band 2            12.597162     15.622079    14.383754    15.098680    12.827711
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            8.865442
              Lincoln Corporate Variable 4 - Band 3            12.612813     15.674571    14.460897    15.209958    12.948131
              Lincoln Corporate Variable 4 - Band 4            12.620644     15.699971    14.498827    15.265102    13.008083
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                       12.628459     15.725383    14.536830    15.320453    13.068320
PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
              Lincoln CVUL III Jumbo                                                                                 9.659831
              Lincoln CVUL III Super Jumbo                                                                           9.650345
              Lincoln CVUL III Super Jumbo/0.15%                                                                     9.662995
              Lincoln CVUL III SC (Elite)                                                                            9.628247
              Lincoln CVUL III LC (Elite)                                                                            9.647185
              Lincoln CVUL III LC (Elite)/0.20%                                                                      9.659831
              Lincoln Corporate Variable 4 - Band 1                                                                  9.628247
              Lincoln Corporate Variable 4 - Band 2                                                                  9.647185
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                            9.659831
              Lincoln Corporate Variable 4 - Band 3                                                                  9.659831
              Lincoln Corporate Variable 4 - Band 4                                                                  9.666160
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                             9.672631
PREMIER VIT OPCAP MANAGED CLASS I
              Lincoln CVUL                                     11.367631
              Lincoln CVUL LC                                  11.526422
PUTNAM VT GROWTH & INCOME CLASS IB
              Lincoln CVUL III Jumbo                           12.739515     14.542019    13.839400    16.454919    22.280877
              Lincoln CVUL III Super Jumbo                     11.932533     13.600458    12.923909    15.343389    20.744691
              Lincoln CVUL III Super Jumbo/0.15%                                          10.586497    12.593540    17.060875
              Lincoln CVUL III SC (Elite)                      10.359013     11.765773    11.141383    13.180966    17.758826
              Lincoln CVUL III LC (Elite)                      10.619573     12.097928    11.490369    13.634661    18.425236
              Lincoln CVUL III LC (Elite)/0.20%                                           10.585918    12.586559    17.042903
              Lincoln Corporate Variable 4 - Band 1            10.808352     12.276132    11.624658    13.752712    18.529143
              Lincoln Corporate Variable 4 - Band 2            11.020725     12.554924    11.924415    14.149707    19.121245
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.774525
              Lincoln Corporate Variable 4 - Band 4            11.175306     12.769243    12.164450    14.477882    19.623455
T. ROWE PRICE EQUITY INCOME
              Lincoln CVUL III Jumbo                                                      10.612395    12.407451    16.063131
              Lincoln CVUL III Super Jumbo                                                10.608817    12.384685    16.009643
              Lincoln CVUL III Super Jumbo/0.15%                                          10.598137    12.396975    16.057590
              Lincoln CVUL III SC (Elite)                                                 10.600472    12.331727    15.885530
              Lincoln CVUL III LC (Elite)                                                 10.607624    12.377106    15.991855
              Lincoln CVUL III LC (Elite)/0.20%                                           10.597557    12.390103    16.040672
              Lincoln Corporate Variable 4 - Band 1                                       10.600472    12.331727    15.885530
              Lincoln Corporate Variable 4 - Band 2                                       10.607624    12.377106    15.991855
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           11.366636
              Lincoln Corporate Variable 4 - Band 3                                       10.612395    12.407451    16.063131
              Lincoln Corporate Variable 4 - Band 4                                       10.614782    12.422651    16.098889
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                  10.617168    12.437863    16.134717

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S


SUBACCOUNT    PRODUCT(S)                                         2009          2010         2011         2012         2013
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY CLASS 2
              Lincoln CVUL III Jumbo                                                                                10.574028
              Lincoln CVUL III Super Jumbo                                                                          10.571858
              Lincoln CVUL III Super Jumbo/0.15%                                                                    10.574752
              Lincoln CVUL III SC (Elite)                                                                           10.566795
              Lincoln CVUL III LC (Elite)                                                                           10.571135
              Lincoln CVUL III LC (Elite)/0.20%                                                                     10.574028
              Lincoln Corporate Variable 4 - Band 1                                                                 10.566795
              Lincoln Corporate Variable 4 - Band 2                                                                 10.571135
              Lincoln Corporate Variable 4 - Band 2/0.20%                                                           10.574028
              Lincoln Corporate Variable 4 - Band 3                                                                 10.574028
              Lincoln Corporate Variable 4 - Band 4                                                                 10.575476
              Lincoln Corporate Variable 5 and Lincoln
                Corporate Commitment VUL                                                                            10.576923

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account S

We have audited the accompanying statements of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account S ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Flexible Premium Variable Life Account S at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the financial statements taken as a whole. We previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements for the four years ended December 31, 2012 (none of which are presented herein); we expressed an unqualified opinion on those financial statements. The accompanying Summary of Unit Values by Subaccount and Product as of December 31, 2013, 2012, 2011, 2010, and 2009, is presented for purposes of additional analysis and is not a required part of the financial statements. Such information has been subjected to the auditing procedures applied in our audits of the financial statements and, in our opinion, is fairly stated in all material respects in relation to the financial statements taken as a whole.

/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 1, 2014

                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(a) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)


(b) Commission Schedule for Variable Life Policies.(2)

(c) (1) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)

(d)  (1) Policy Form LN939(14)

     (2) Load Amortization Rider-LR853(14)

     (3) Term Insurance Rider-LR526(8)

     (4) Enhanced Surrender Value Rider-LR529(9)

     (5) Adjustable Benefit Enhancement Rider(11)

     (6) Alternative Policy Loan Rider-LR791(12)

     (7) Surrender Value and Loan Spread Enhancement Rider-LR793(20)

     (8) Customized Benefit Enhancement Rider-LR797(10)

     (9) Earnings Stabilization Rider-LR798(22)

(e) (1) Application Part I-B58(16)

     (2) Application Part II (Corporate/Individual Owner)-B59(16)

     (3) Consent Forms B10457 and B10458(16)

(f) (1) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

     (2) Bylaws of The Lincoln National Life Insurance Company.(7)

(g) Reinsurance Contracts.(13)

(h) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

     (1) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (21)

     (2) AllianceBernstein Variable Products Series Fund, Inc. (18)

     (3) American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (17)

     (4) American Funds Insurance Series (21)

     (5) BlackRock Variable Series Fund, Inc. (17)

     (6) Delaware VIP Trust (18)

     (7) DWS Investments VIT Funds (21)

     (8) DWS Variable Series II (18)

     (9) Fidelity Variable Insurance Products (18)

     (10) Franklin Templeton Variable Insurance Products Trust (24)

     (11) Goldman Sachs Variable Insurance Trust (21)

     (12) Janus Aspen Series (15)

     (13) JPMorgan Insurance Trust(18)

     (14) Legg Mason Partners Variable Equity Trust (18)

     (15) Lincoln Variable Insurance Products Trust (18)

     (16) M Fund, Inc. (21)

     (17) MFS Variable Insurance Trust (21)

     (18) Neuberger Berman Advisers Management Trust (21)

     (19) PIMCO Variable Insurance Trust (17)

     (20) T. Rowe Price Equity Series, Inc. (19)

     (21) Wells Fargo Variable Trust Funds (23)

     (a) Amendment dated November 11, 2013 (Filed Herewith)

(i) (1) Accounting and Financial Administration Services Agreement dated 10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(5)

(j) Not applicable.

(k) Opinion and Consent of John L. Reizian, Esq.

(l) Not Applicable.

(m) Not Applicable.

(n) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm.

(o) Not applicable.

(p) Not applicable.

(q) Compliance Procedures(18)
--------------
(1) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 24, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.

(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(6) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

  (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

  (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

  (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(8) Incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-125790) filed on September 19, 2012.

(11) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(14) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(16) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009.

(17) Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(18) Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-146507) filed on April 1, 2014.

(19) (a) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 26, 1996. (Fund Participation Agreement)

  (b) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective
  Amendment No. 11 (File No. 333-04999) filed on April 3, 2003. (Amendment)

  (c) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective
  Amendment No. 21 (File No. 333-04999) filed on April 6, 2011. (Amendment)

     (d) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment dated October 10, 2011)

(20) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-125790) filed on April 3, 2012.

(21) Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(22) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-125790) filed on October 18, 2013.

(23) (a) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)

  (b) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)

  (c) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)

(24) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

Item 27. Directors and Officers of the Depositor


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------------
Dennis R. Glass**             President and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer
Charles A. Brawley, III**     Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper***            Executive Vice President, Chief Investment Officer and Director
Randal Freitag**              Executive Vice President, Chief Financial Officer and Director
Charles C. Cornelio***        Executive Vice President, Chief Administrator Officer and Director

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

      *** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

   Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.)


Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

     (b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   -------------------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
Patrick J. Caulfield**     Vice President and Chief Compliance Officer, Senior Counsel
Ronald W. Turpin***        Vice President and Interim Chief Financial Officer
Nancy A. Smith*            Secretary
Joel Schwartz*             Senior Vice President and Director
Jeffrey D. Coutts*         Senior Vice President, Treasurer
Thomas O'Neill*            Senior Vice President, Chief Operating Officer, and Director

   * Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

       *** Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

     (c)  N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300
S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 1st day of April, 2014. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S (REGISTRANT)


                          By      /s/ Michael L. Parker
                             -----------------------------------
                             Michael L. Parker
                             Vice President
                             The Lincoln National Life Insurance Company




                          THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                          (DEPOSITOR)


                          By      /s/ Michael L. Parker
                             -----------------------------------
                             Michael L. Parker
                             Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement (File No.: 333-125790; 811-09241;
CIK: 0001080299) on Form N-6 has been signed below on April 1, 2014 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

SIGNATURE                                          TITLE
---------                                          -----
/s/ Dennis R. Glass *
------------------------------                     President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
------------------------------                     Executive Vice President; Chief Administrative Officer
Charles C. Cornelio                                and Director

/s/ Ellen G. Cooper *
------------------------------                     Executive Vice President, Chief Investment Officer and
Ellen G. Cooper                                    Director

/s/ Randal J. Freitag *
------------------------------                     Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
------------------------------                     Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
------------------------------                     Vice President and Director
Keith J. Ryan





* By  /s/ John L. Reizian
      ------------------------------
      John L. Reizian
      Attorney-in-Fact, pursuant to a Power-
      of-Attorney filed with this Registration
      Statement

                               POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS:

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338, 333-84370, 333-63940, 333-111137, 333-111128,
333-118478, 333-118477, 333-145090, 333-139960, 333-146507; 333-181796;
333-191329; 333-192303; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882, 333-125792, 333-125991, 333-145235,
333-145239; 333-188891; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482, 333-118481, 333-115883; 333-156123; 811-21028
Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272; 333-144273, 333-144274, 333-144275;
811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230

VARIABLE ANNUITY SEPARATE ACCOUNTS:

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618;
811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 333-179107; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219; 333-170695; 333-175888; 333-181615;
811-05721
Lincoln National Variable Annuity Account L: 333-04999; 333-187072; 333-187069; 333-187070; 333-187071; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434; 333-170529; 333-170897;
333-172328; 333-174367; 333-181612; 333-186894; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188 Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed. This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument. Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.


SIGNATURE                                          TITLE
---------                                          -----
/s/ Dennis R. Glass
------------------------------                     President and Director
Dennis R. Glass

/s/ Charles C. Cornelio
------------------------------                     Executive Vice President; Chief Administrative Officer
Charles C. Cornelio                                and Director

/s/ Ellen Cooper
------------------------------                     Executive Vice President, Chief Investment Officer
Ellen Cooper                                       and Director

/s/ Randal J. Freitag
------------------------------                     Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen
------------------------------                     Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan
------------------------------                     Vice President and Director
Keith J. Ryan


We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney. We are the person(s) identified therein as agent(s) for the principal named therein. We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
------------------------------------
Delson R. Campbell

/s/ Scott C. Durocher
------------------------------------
Scott C. Durocher

/s/ Kimberly A. Genovese
------------------------------------
Kimberly A. Genovese

/s/ Daniel P. Herr
-------------------------------------
Daniel P. Herr

/s/ Donald E. Keller
----------------------------------
Donald E. Keller

/s/ Brian A. Kroll
------------------------------------
Brian A. Kroll

/s/ John L. Reizian
------------------------------------
John L. Reizian

/s/ Lawrence A. Samplatsky
------------------------------------
Lawrence A. Samplatsky

/s/ Stephen R. Turer
------------------------------------
Stephen R. Turer

/s/ John D. Weber
------------------------------------
John D. Weber

Version dated: October 2013